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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: April 30

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments.

Portfolio of Investments
Columbia Bond Fund, July 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Agency 4.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2012-20G Class 1
07/01/2032	2.380%	255,821	254,212
Series 2012-20I Class 1
09/01/2032	2.200%	290,943	287,872
Series 2012-20J Class 1
10/01/2032	2.180%	1,048,857	1,034,826
Series 2012-20L Class 1
12/01/2032	1.930%	286,029	277,862
Series 2013-20E Class 1
05/01/2033	2.070%	165,808	161,752
Series 2014-20D Class 1
04/01/2034	3.110%	592,468	613,073
Series 2014-20F Class 1
06/01/2034	2.990%	628,518	641,933
Series 2015-20C Class 1
03/01/2035	2.720%	95,059	95,484
Series 2015-20E Class 1
05/01/2035	2.770%	393,666	400,686
Series 2016-20K Class 1
11/01/2036	2.570%	3,570,946	3,576,044
Series 2016-20L Class 1
12/01/2036	2.810%	2,312,725	2,329,984
Series 2017-20A Class 1
01/01/2037	2.800%	3,922,358	3,927,880
Series 2017-20B Class 1
02/01/2037	2.820%	1,330,000	1,333,504
Series 2017-20D Class 1
04/01/2037	2.840%	2,844,000	2,860,420
Series 2017-20E Class 1
05/01/2037	2.880%	185,000	187,021
Series 2017-20F Class 1
06/01/2037	2.810%	1,420,000	1,423,027
Series 2017-20G Class 1
07/01/2037	2.980%	1,200,000	1,215,484
Total Asset-Backed Securities — Agency (Cost $20,471,776)			20,621,064

Asset-Backed Securities — Non-Agency 16.9%

Ally Master Owner Trust
Series 2012-5 Class A
09/15/2019	1.540%	955,000	955,072
AmeriCredit Automobile Receivables Trust(a)
Series 2016-2 Class A2B
10/08/2019	1.924%	214,331	214,528
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apidos CLO XIX(a),(b)
Series 2014-19A Class A2
10/17/2026	3.304%	1,400,000	1,400,564
ARI Fleet Lease Trust(b)
Series 2017-A Class A2
04/15/2026	1.910%	300,000	299,813
Ascentium Equipment Receivables Trust(b)
Series 2017-1A Class A2
07/10/2019	1.870%	215,000	214,956
Avis Budget Rental Car Funding AESOP LLC(b)
Series 2015-2A Class A
12/20/2021	2.630%	1,195,000	1,201,237
BMW Floorplan Master Owner Trust(a),(b)
Series 2015-1A Class A
07/15/2020	1.726%	320,000	321,084
BMW Vehicle Lease Trust
Series 2017-1 Class A2
07/22/2019	1.640%	380,000	380,182
Cabela’s Credit Card Master Note Trust
Series 2015-2 Class A1
07/17/2023	2.250%	990,000	996,692
Capital One Multi-Asset Execution Trust
Series 2015-A2 Class A2
03/15/2023	2.080%	3,405,000	3,427,705
Series 2015-A8 Class A8
08/15/2023	2.050%	1,075,000	1,080,796
Series 2017-A3 Class A3
01/15/2025	2.430%	2,320,000	2,348,008
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2014-1A Class AR
04/17/2025	2.604%	1,040,000	1,041,879
CarMax Auto Owner Trust
Series 2015-3 Class A3
05/15/2020	1.630%	1,260,156	1,260,878
Series 2016-4 Class A2
11/15/2019	1.210%	841,670	840,553
Series 2017-1 Class A3
11/15/2021	1.980%	1,895,000	1,900,382
Series 2017-2 Class A2
06/15/2020	1.630%	1,665,000	1,665,762
Chase Issuance Trust
Series 2012-A4 Class A4
08/16/2021	1.580%	860,000	857,915
Series 2016-A7 Class A7
09/16/2019	1.060%	800,000	799,716
Chesapeake Funding II LLC(a),(b)
Series 2016-2A Class A2
06/15/2028	2.226%	739,767	743,148

Columbia Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chrysler Capital Auto Receivables Trust(b)
Series 2016-BA Class A2
01/15/2020	1.360%	268,198	267,967
Citibank Credit Card Issuance Trust
Series 2014-A1 Class A1
01/23/2023	2.880%	3,455,000	3,562,309
Series 2014-A6 Class A6
07/15/2021	2.150%	475,000	479,124
Series 2017-A3 Class A3
04/07/2022	1.920%	2,850,000	2,860,590
CNH Equipment Trust
Series 2015-B Class A3
07/15/2020	1.370%	163,284	163,105
Dell Equipment Finance Trust(b)
Series 2016-1 Class A2
09/24/2018	1.430%	252,398	252,348
Discover Card Execution Note Trust
Series 2017-A2 Class A2
07/15/2024	2.390%	4,555,000	4,610,455
Enterprise Fleet Financing LLC(b)
Series 2014-2 Class A2
03/20/2020	1.050%	60,404	60,363
Series 2015-1 Class A2
09/20/2020	1.300%	297,709	297,534
Series 2015-2 Class A2
02/22/2021	1.590%	343,295	343,298
Series 2016-2 Class A2
02/22/2022	1.740%	538,231	537,714
Ford Credit Auto Owner Trust(b)
Series 2015-1 Class A
07/15/2026	2.120%	3,365,000	3,383,080
Series 2015-2 Class A
01/15/2027	2.440%	970,000	982,801
Series 2016-1 Class A
08/15/2027	2.310%	4,830,000	4,864,901
Series 2017-1 Class A
08/15/2028	2.620%	2,000,000	2,020,330
Ford Credit Auto Owner Trust
Series 2016-A Class A2A
12/15/2018	1.120%	17,805	17,799
Ford Credit Floorplan Master Owner Trust(b)
Series 2013-2 Class A
03/15/2022	2.090%	1,570,000	1,577,867
GM Financial Automobile Leasing Trust
Series 2015-3 Class A3
03/20/2019	1.690%	625,000	625,452
Series 2016-3 Class A2A
02/20/2019	1.350%	480,944	480,347
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GMF Floorplan Owner Revolving Trust(a),(b)
Series 2016-1 Class A2
05/17/2021	2.076%	730,000	736,623
Harley-Davidson Motorcycle Trust
Series 2015-1 Class A3
06/15/2020	1.410%	269,567	269,423
Hertz Fleet Lease Funding LP(a),(b)
Series 2014-1 Class A
04/10/2028	1.624%	47,067	47,068
Series 2016-1 Class A1
04/10/2030	2.217%	1,989,267	1,994,963
Series 2017-1 Class A1
04/10/2031	1.767%	505,000	505,015
Hertz Vehicle Financing II LP(b)
Series 2015-3A Class A
09/25/2021	2.670%	1,000,000	995,492
Hertz Vehicle Financing LLC(b)
Series 2016-2A Class A
03/25/2022	2.950%	700,000	700,941
Honda Auto Receivables Owner Trust
Series 2015-2 Class A3
02/21/2019	1.040%	108,670	108,527
Hyundai Auto Receivables Trust
Series 2017-A Class A2A
02/18/2020	1.480%	1,405,000	1,404,893
Hyundai Floorplan Master Owner Trust(a),(b)
Series 2016-1A Class A1
03/15/2021	2.126%	330,000	332,128
John Deere Owner Trust
Series 2016-A Class A2
10/15/2018	1.150%	240,315	240,222
Kubota Credit Owner Trust(b)
Series 2016-1A Class A2
04/15/2019	1.250%	421,218	420,694
Madison Park Funding XVI Ltd.(a),(b)
Series 2014-12A Class AR
07/20/2026	2.567%	2,500,000	2,500,975
Mercedes-Benz Auto Lease Trust
Series 2016-B Class A2
01/15/2019	1.150%	367,054	366,754
Series 2017-A Class A2A
08/15/2019	1.530%	1,445,000	1,444,336
Navitas Equipment Receivables LLC(b)
Series 2015-1 Class A2
11/15/2018	2.120%	450,521	450,214
New York City Tax Lien Trust(b)
Series 2015-A Class A
11/10/2028	1.340%	202,252	201,405

2	Columbia Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-A Class A
11/10/2029	1.470%	265,059	263,554
Nissan Auto Lease Trust
Series 2016-B Class A2A
12/17/2018	1.260%	581,215	580,707
Nissan Auto Receivables Owner Trust
Series 2016-A Class A3
10/15/2020	1.340%	585,000	583,525
Nissan Master Owner Trust Receivables(a)
Series 2017-A Class A
04/15/2021	1.536%	1,445,000	1,447,699
Octagon Investment Partners XV Ltd.(a),(b),(c)
Series 2013-1A Class A1AR
07/19/2030	3.500%	2,500,000	2,500,000
PFS Tax Lien Trust(b)
Series 2014-1 Class NOTE
05/15/2029	1.440%	208,968	207,479
SoFi Professional Loan Program LLC(b)
Series 2016-A
12/26/2036	2.760%	927,543	937,056
Synchrony Credit Card Master Note Trust
Series 2016-1 Class A
03/15/2022	2.040%	1,295,000	1,301,085
Volvo Financial Equipment LLC(b)
Series 2015-1A Class A3
06/17/2019	1.510%	603,861	604,123
Voya Ltd.(a),(b)
Series 2012-4A Class A1R
10/15/2028	2.754%	1,500,000	1,503,776
Wheels SPV 2 LLC(b)
Series 2015-1A Class A2
04/22/2024	1.270%	248,233	247,995
World Financial Network Credit Card Master Trust
Series 2012-D Class A
04/17/2023	2.150%	790,000	794,391
Series 2015-B Class A
06/17/2024	2.550%	1,815,000	1,837,962
World Omni Auto Receivables Trust
Series 2017-A Class A3
09/15/2022	1.930%	1,440,000	1,442,777
World Omni Automobile Lease Securitization Trust
Series 2015-A Class A3
10/15/2018	1.540%	1,250,209	1,250,391
Total Asset-Backed Securities — Non-Agency (Cost $77,207,359)			77,560,447

Commercial Mortgage-Backed Securities - Agency 1.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
Series K724 Class A1
03/25/2023	2.776%	6,127,990	6,280,919
Total Commercial Mortgage-Backed Securities - Agency (Cost $6,240,921)			6,280,919

Commercial Mortgage-Backed Securities - Non-Agency 3.9%

American Homes 4 Rent Trust(b)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,603,124	2,754,217
Series 2014-SFR3 Class A
12/17/2036	3.678%	2,966,073	3,119,397
Series 2015-SFR2 Class A
10/17/2045	3.732%	261,987	276,531
Colony Multifamily Mortgage Trust(b)
Series 2014-1 Class A
04/20/2050	2.543%	1,474,891	1,467,303
DBUBS Mortgage Trust(b)
Series 2011-LC2A Class A4
07/10/2044	4.537%	2,560,000	2,745,642
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A4
08/15/2046	4.133%	1,305,000	1,406,291
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-C6 Class A3
05/15/2045	3.507%	1,269,244	1,328,300
Merrill Lynch Mortgage Investors Trust(a),(d)
CMO Series 1998-C3 Class IO
12/15/2030	0.911%	215,221	190
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12 Class A4
10/15/2046	4.259%	2,608,000	2,830,414
Progress Residential Trust(b)
Series 2017-SFR1 Class A
08/17/2034	2.768%	720,000	723,398
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 Class A4
03/10/2046	3.185%	1,370,000	1,405,389
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $18,009,424)			18,057,072

Common Stocks —%
Issuer	Shares	Value ($)
Consumer Staples —%
Beverages —%
Crimson Wine Group Ltd.(e)	3	32
Total Consumer Staples		32

Columbia Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2017 (Unaudited)
Common Stocks —%
Issuer	Shares	Value ($)
Financials —%
Diversified Financial Services —%
Leucadia National Corp.	39	1,015
Total Financials		1,015
Total Common Stocks (Cost $—)		1,047

Corporate Bonds & Notes 29.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
Lockheed Martin Corp.
01/15/2026	3.550%	350,000	364,578
12/15/2042	4.070%	365,000	375,864
Total			740,442
Banking 13.5%
Bank of America Corp.(a)
01/20/2028	3.824%	3,495,000	3,566,060
12/31/2049	8.125%	965,000	1,005,107
Junior Subordinated
12/31/2049	8.000%	1,876,000	1,925,677
Bank of New York Mellon Corp. (The)(a)
Junior Subordinated
12/29/2049	4.500%	429,000	428,906
12/31/2049	4.625%	165,000	167,655
BankBoston Capital Trust IV(a)
Junior Subordinated
06/08/2028	1.819%	1,183,000	1,117,517
Citigroup, Inc.(a)
08/14/2017	1.672%	5,525,000	5,525,614
Junior Subordinated
12/31/2049	5.800%	2,480,000	2,593,110
Fifth Third Bancorp(a)
Junior Subordinated
12/31/2049	5.100%	326,000	333,743
First Maryland Capital I(a)
Junior Subordinated
01/15/2027	2.304%	1,051,000	992,553
First Maryland Capital II(a)
Junior Subordinated
02/01/2027	2.161%	1,930,000	1,799,559
HBOS PLC(b)
Subordinated
05/21/2018	6.750%	1,395,000	1,444,855
HSBC Holdings PLC
01/14/2022	4.875%	515,000	565,842
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HSBC Holdings PLC(a)
Junior Subordinated
12/31/2049	6.000%	1,240,000	1,300,578
12/31/2049	6.375%	770,000	822,495
12/31/2049	6.375%	385,000	414,461
Huntington Capital Trust I(a)
Junior Subordinated
02/01/2027	2.011%	111,000	99,630
JPMorgan Chase & Co.(a)
02/01/2028	3.782%	7,755,000	7,959,430
Junior Subordinated
04/29/2049	7.900%	3,919,000	4,061,499
12/29/2049	6.000%	161,000	174,722
12/31/2049	5.300%	1,950,000	2,045,250
JPMorgan Chase Capital XXI(a)
Junior Subordinated
02/02/2037	2.120%	436,000	407,268
JPMorgan Chase Capital XXIII(a)
Junior Subordinated
05/15/2047	2.182%	281,000	260,024
KeyCorp Capital I(a)
Junior Subordinated
07/01/2028	2.039%	3,615,000	3,387,721
Lloyds Banking Group PLC
Subordinated
12/10/2025	4.582%	2,000,000	2,090,730
M&T Bank Corp.(a)
Junior Subordinated
12/31/2049	5.125%	192,000	201,829
MBNA Capital B(a)
Junior Subordinated
02/01/2027	2.111%	124,000	117,222
Mellon Capital IV(a)
Junior Subordinated
06/29/2049	4.000%	56,000	50,893
NB Capital Trust III(a)
Junior Subordinated
01/15/2027	1.854%	657,000	618,654
Northern Trust Corp.(a)
Junior Subordinated
12/31/2049	4.600%	175,000	178,107
NTC Capital I(a)
Junior Subordinated
01/15/2027	1.824%	1,566,000	1,472,912
NTC Capital II(a)
Junior Subordinated
04/15/2027	1.894%	694,000	652,421
Royal Bank of Scotland Group PLC(a)
05/15/2023	2.652%	2,653,000	2,679,631

4	Columbia Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Santander Issuances SAU
Subordinated
11/19/2025	5.179%	740,000	802,643
State Street Corp.(a)
06/15/2037	2.246%	2,330,000	2,153,670
SunTrust Capital I(a)
Junior Subordinated
05/15/2027	1.850%	1,974,000	1,836,454
SunTrust Capital III(a)
Junior Subordinated
03/15/2028	1.896%	252,000	230,296
Wachovia Capital Trust II(a)
Junior Subordinated
01/15/2027	1.804%	1,720,000	1,615,524
Wells Fargo & Co.
10/23/2026	3.000%	2,845,000	2,792,803
Wells Fargo & Co.(a)
Junior Subordinated
03/29/2049	7.980%	1,995,000	2,067,933
Total			61,960,998
Building Materials 0.1%
Owens Corning
07/15/2047	4.300%	705,000	682,494
Cable and Satellite 0.7%
Charter Communications Operating LLC/Capital
10/23/2045	6.484%	105,000	123,327
Cox Communications, Inc.(b),(f)
08/15/2047	4.600%	585,000	583,800
NBCUniversal Enterprise Inc.(b)
Junior Subordinated
12/31/2049	5.250%	1,359,000	1,442,080
Time Warner Cable LLC
06/15/2039	6.750%	475,000	572,108
Time Warner Entertainment Co. LP
07/15/2033	8.375%	335,000	461,213
Total			3,182,528
Chemicals 0.2%
LyondellBasell Industries NV
02/26/2055	4.625%	715,000	730,229
Diversified Manufacturing 0.6%
General Electric Co.(a)
Junior Subordinated
12/31/2049	5.000%	2,646,000	2,791,514
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 2.4%
Baltimore Gas & Electric Co.
06/15/2033	5.200%	285,000	322,934
Cleveland Electric Illuminating Co. (The)
12/15/2036	5.950%	389,000	466,621
Commonwealth Edison Co.
03/15/2036	5.900%	325,000	411,109
Consolidated Edison Co. of New York, Inc.
08/15/2037	6.300%	315,000	413,371
06/15/2047	3.875%	825,000	840,307
DTE Energy Co.
10/01/2026	2.850%	1,585,000	1,519,922
Duke Energy Florida Project Finance LLC
09/01/2029	2.538%	1,525,000	1,485,995
Duke Energy Progress, Inc.
08/15/2045	4.200%	68,000	72,577
E.ON International Finance BV(b)
04/30/2038	6.650%	325,000	407,751
Enel Finance International NV(b)
05/25/2022	2.875%	870,000	880,959
05/25/2047	4.750%	515,000	548,280
FPL Energy National Wind LLC(b)
03/10/2024	5.608%	132,366	132,721
Jersey Central Power & Light Co.
06/01/2037	6.150%	285,000	331,061
Nevada Power Co.
09/15/2040	5.375%	314,000	368,520
NextEra Energy Capital Holdings, Inc.(a)
Junior Subordinated
09/01/2067	7.300%	885,000	891,290
Southern Co. (The)
07/01/2026	3.250%	612,000	608,505
07/01/2036	4.250%	350,000	362,303
Toledo Edison Co. (The)
05/15/2037	6.150%	305,000	376,562
Xcel Energy, Inc.
06/01/2025	3.300%	665,000	678,376
Total			11,119,164
Finance Companies 0.2%
HSBC Finance Corp.
Subordinated
01/15/2021	6.676%	965,000	1,094,611
Food and Beverage 0.2%
Anheuser-Busch InBev Finance, Inc.
02/01/2046	4.900%	645,000	724,759

Columbia Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.6%
Becton Dickinson and Co.(a)
06/06/2022	2.253%	963,000	968,925
Becton Dickinson and Co.
05/15/2044	4.875%	575,000	601,204
Express Scripts Holding Co.
07/15/2046	4.800%	845,000	882,696
New York and Presbyterian Hospital (The)
08/01/2036	3.563%	245,000	234,333
Total			2,687,158
Independent Energy 0.9%
Anadarko Petroleum Corp.
03/15/2029	7.200%	945,000	1,106,444
Canadian Natural Resources Ltd.
06/01/2027	3.850%	650,000	656,160
06/01/2047	4.950%	475,000	495,245
Hess Corp.
03/15/2033	7.125%	275,000	313,552
02/15/2041	5.600%	180,000	180,277
04/01/2047	5.800%	365,000	372,114
Noble Energy, Inc.
04/01/2027	8.000%	809,000	1,024,627
Total			4,148,419
Integrated Energy 0.3%
Cenovus Energy, Inc.
11/15/2039	6.750%	1,515,000	1,633,888
Life Insurance 0.9%
Brighthouse Financial, Inc.(b)
06/22/2027	3.700%	560,000	554,126
06/22/2047	4.700%	1,235,000	1,220,152
Massachusetts Mutual Life Insurance Co.(b)
Subordinated
04/15/2065	4.500%	300,000	304,278
MetLife, Inc.(a),(b)
Junior Subordinated
04/08/2068	9.250%	41,000	60,988
Teachers Insurance & Annuity Association of America(b)
12/16/2039	6.850%	25,000	34,267
Subordinated
09/15/2044	4.900%	110,000	123,430
05/15/2047	4.270%	745,000	765,679
Voya Financial, Inc.
06/15/2026	3.650%	650,000	653,771
06/15/2046	4.800%	329,000	344,472
Total			4,061,163
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.2%
21st Century Fox America, Inc.
03/15/2033	6.550%	395,000	501,817
Viacom, Inc.
03/15/2043	4.375%	335,000	295,345
Total			797,162
Midstream 1.5%
El Paso LLC
01/15/2032	7.750%	290,000	370,710
Enbridge, Inc.(a)
Subordinated
07/15/2077	5.500%	1,620,000	1,641,773
Enterprise Products Operating LLC(a)
Junior Subordinated
08/01/2066	5.018%	1,343,000	1,351,630
Kinder Morgan Energy Partners LP
03/15/2032	7.750%	190,000	241,899
01/15/2038	6.950%	195,000	236,580
11/15/2040	7.500%	350,000	435,866
09/01/2044	5.400%	240,000	246,762
Plains All American Pipeline LP/Finance Corp.
10/15/2023	3.850%	660,000	670,935
05/15/2036	6.700%	226,000	252,197
06/01/2042	5.150%	405,000	389,587
02/15/2045	4.900%	371,000	349,757
Southern Natural Gas Co. LLC
03/01/2032	8.000%	195,000	264,593
Transcanada Trust(a)
Junior Subordinated
08/15/2076	5.875%	474,000	517,070
Total			6,969,359
Natural Gas 0.9%
Boston Gas Co.(b),(f)
08/01/2027	3.150%	895,000	894,159
KeySpan Corp.
11/15/2030	8.000%	200,000	270,939
NiSource Finance Corp.
02/15/2023	3.850%	685,000	717,335
02/15/2044	4.800%	50,000	54,757
05/15/2047	4.375%	671,000	704,490
Sempra Energy
11/15/2025	3.750%	565,000	582,475
06/15/2027	3.250%	780,000	776,137
Total			4,000,292

6	Columbia Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.3%
Noble Holding International Ltd.(a)
03/16/2018	5.750%	1,440,000	1,447,908
Other Industry 0.3%
Massachusetts Institute of Technology
07/01/2116	3.885%	300,000	271,155
President and Fellows of Harvard College
10/01/2037	3.619%	315,000	325,573
07/15/2046	3.150%	314,000	295,791
07/15/2056	3.300%	685,000	651,625
Total			1,544,144
Pharmaceuticals 0.4%
Amgen, Inc.
05/01/2045	4.400%	325,000	340,945
06/15/2048	4.563%	277,000	296,180
Johnson & Johnson
12/05/2033	4.375%	427,000	487,464
03/03/2037	3.625%	525,000	544,719
Total			1,669,308
Property & Casualty 0.6%
Chubb Corp. (The)(a)
Junior Subordinated
04/15/2037	3.554%	1,125,000	1,121,120
Loews Corp.
04/01/2026	3.750%	1,142,000	1,188,461
05/15/2043	4.125%	379,000	377,653
Total			2,687,234
Railroads 0.4%
CSX Corp.
06/01/2027	3.250%	457,000	460,165
11/01/2066	4.250%	320,000	308,984
Kansas City Southern
08/15/2045	4.950%	845,000	933,162
Total			1,702,311
Retailers 0.3%
CVS Pass-Through Trust(b)
08/11/2036	4.163%	676,214	685,715
Macy’s Retail Holdings, Inc.
02/15/2043	4.300%	790,000	635,922
Total			1,321,637
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.1%
Kroger Co. (The)
04/15/2042	5.000%	172,000	178,142
01/15/2048	4.650%	518,000	515,112
Total			693,254
Technology 1.5%
Apple, Inc.
05/11/2027	3.200%	615,000	623,338
Broadcom Corp./Cayman Finance Ltd.(b)
01/15/2027	3.875%	1,920,000	1,970,982
Cisco Systems, Inc.(a)
09/20/2019	1.614%	1,430,000	1,437,974
Dell International LLC/EMC Corp.(b)
06/01/2019	3.480%	1,555,000	1,592,422
Oracle Corp.
07/15/2026	2.650%	695,000	678,770
07/15/2036	3.850%	170,000	175,946
07/15/2046	4.000%	290,000	294,917
Total			6,774,349
Transportation Services 0.3%
ERAC U.S.A. Finance LLC(b)
12/01/2026	3.300%	700,000	690,995
11/01/2046	4.200%	287,000	273,606
ERAC USA Finance LLC(b)
03/15/2042	5.625%	443,000	503,828
Total			1,468,429
Wireless 0.5%
American Tower Corp.
07/15/2027	3.550%	569,000	565,367
Sprint Spectrum Co. I/II/III LLC(b)
09/20/2021	3.360%	1,684,000	1,709,275
Total			2,274,642
Wirelines 0.9%
AT&T, Inc.
03/01/2037	5.250%	940,000	980,333
AT&T, Inc.(f)
08/14/2037	4.900%	945,000	943,351
08/14/2058	5.300%	950,000	945,264
Deutsche Telekom International Finance BV
06/01/2032	9.250%	190,000	299,844

Columbia Bond Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
09/15/2023	5.150%	936,000	1,040,690
Total			4,209,482
Total Corporate Bonds & Notes (Cost $129,917,354)			133,116,878

Foreign Government Obligations(g) 0.9%

Colombia 0.1%
Colombia Government International Bond
01/18/2041	6.125%	335,000	388,621
France 0.0%
Electricite de France SA(b)
10/13/2055	5.250%	235,000	255,133
Mexico 0.6%
Mexico Government International Bond
03/15/2022	3.625%	781,000	816,955
03/08/2044	4.750%	250,000	252,446
Petroleos Mexicanos
09/21/2023	4.625%	639,000	657,659
06/15/2035	6.625%	435,000	463,780
Petroleos Mexicanos(b)
03/13/2027	6.500%	402,000	443,584
Total			2,634,424
Panama 0.1%
Panama Government International Bond
01/26/2036	6.700%	220,000	287,826
Peru 0.0%
Peruvian Government International Bond
03/14/2037	6.550%	185,000	245,176
Philippines 0.1%
Philippine Government International Bond
10/23/2034	6.375%	275,000	369,924
Uruguay 0.0%
Uruguay Government International Bond
11/20/2045	4.125%	165,000	154,673
Total Foreign Government Obligations (Cost $4,149,822)			4,335,777

Municipal Bonds 2.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
University of Texas System (The)
Revenue Bonds
Series 2017J
08/15/2025	5.000%	245,000	303,702
08/15/2026	5.000%	225,000	281,390
Total			585,092
Local General Obligation 0.5%
City of Chicago
Unlimited General Obligation Taxable Bonds
Series 2015B
01/01/2033	7.375%	200,000	219,430
City of New York
Unlimited General Obligation Bonds
Series 2016B-1
12/01/2041	5.000%	260,000	303,893
Los Angeles Unified School District
Unlimited General Obligation Bonds
Taxable Build America Bonds
Series 2009
07/01/2034	5.750%	1,465,000	1,867,978
Total			2,391,301
Sales Tax 0.1%
Central Puget Sound Regional Transit Authority
Revenue Bonds
Green Bonds
Series 2016S-1
11/01/2046	5.000%	390,000	517,304
Special Non Property Tax 0.2%
JobsOhio Beverage System
Taxable Revenue Bonds
Series 2013B
01/01/2035	4.532%	825,000	903,251
State General Obligation 1.0%
State of California
Unlimited General Obligation Bonds
Taxable Build America Bonds
Series 2009
04/01/2039	7.550%	1,190,000	1,842,394
State of Texas
Unlimited General Obligation Refunding Bonds
Transportation Commission Mobility Fund
Series 2017
10/01/2033	5.000%	435,000	527,294
10/01/2034	5.000%	1,695,000	2,039,525
Total			4,409,213

8	Columbia Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 0.4%
City of Chicago Waterworks
Revenue Bonds
2nd Lien
Series 2012
11/01/2042	5.000%	635,000	671,233
Build America Bonds
Series 2010
11/01/2040	6.742%	865,000	1,117,286
Total			1,788,519
Total Municipal Bonds (Cost $8,920,416)			10,594,680

Preferred Debt 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.0%
State Street Corp.(a)
12/31/2049	5.350%	4,425	123,192
Total Preferred Debt (Cost $110,625)			123,192

Residential Mortgage-Backed Securities - Agency 27.9%

Federal Home Loan Mortgage Corp.
03/01/2021- 05/01/2041	5.000%	810,746	895,280
09/01/2025- 10/01/2029	7.500%	25,384	28,407
11/01/2025- 12/01/2035	7.000%	237,285	276,382
06/01/2026	8.000%	371	419
06/01/2043- 06/01/2046	4.000%	13,314,006	14,054,710
01/01/2046- 08/01/2046	3.500%	4,349,934	4,497,776
Federal National Mortgage Association
10/01/2020- 12/01/2020	10.000%	15,143	15,343
08/01/2029- 09/01/2045	3.000%	11,454,420	11,674,826
10/01/2029	7.500%	12,775	15,172
12/01/2029- 05/01/2030	8.000%	93,332	105,242
01/01/2031	2.500%	1,474,715	1,489,634
07/01/2038	6.000%	1,947,896	2,207,167
08/01/2040- 07/01/2047	4.500%	8,106,600	8,749,208
09/01/2040	5.000%	1,965,253	2,151,308
05/01/2043- 11/01/2046	3.500%	21,789,414	22,490,974
11/01/2045	4.000%	2,948,685	3,128,575
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(f)
08/16/2032	2.500%	4,100,000	4,134,113
08/16/2032- 08/14/2047	3.000%	21,725,000	21,921,367
08/16/2032- 08/14/2047	3.500%	11,300,000	11,684,797
Federal National Mortgage Association(h)
01/01/2040	5.500%	2,740,496	3,047,636
Government National Mortgage Association
11/15/2017- 06/15/2030	9.000%	17,444	18,692
11/15/2017- 08/15/2020	9.500%	1,151	1,153
11/15/2022- 02/15/2030	7.000%	99,125	108,435
05/15/2023- 12/15/2031	6.500%	95,416	104,496
06/15/2025- 01/15/2030	8.000%	121,008	135,315
04/15/2026- 03/15/2030	7.500%	109,037	111,960
03/20/2028	6.000%	41,100	47,680
Government National Mortgage Association(a)
07/20/2021- 06/20/2028	2.125%	100,434	102,700
Government National Mortgage Association(f)
08/21/2047	3.500%	1,000,000	1,039,062
08/21/2047	4.000%	13,072,000	13,762,365
Vendee Mortgage Trust(a),(d)
CMO Series 1998-1 Class 2IO
03/15/2028	0.318%	1,793,887	12,774
CMO Series 1998-3 Class IO
03/15/2029	0.122%	2,326,208	2,656
Total Residential Mortgage-Backed Securities - Agency (Cost $127,710,334)			128,015,624

Residential Mortgage-Backed Securities - Non-Agency 3.4%

American Mortgage Trust(a),(c)
Series 2093-3 Class 3A
07/27/2023	8.188%	3,437	2,084
Bayview Opportunity Master Fund IVb Trust(b)
CMO Series 2017-SPL3 Class A
11/28/2053	4.000%	2,404,027	2,513,087
BCAP LLC Trust(a),(b)
CMO Series 2012-RR10 Class 9A1
10/26/2035	3.229%	791,848	796,036
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2005-WF2 Class MF1
08/25/2035	5.187%	460,729	19

Columbia Bond Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(a),(b)
CMO Series 2015-A Class A4
06/25/2058	4.250%	547,281	566,562
COLT Mortgage Loan Trust(a),(b)
CMO Series 2017-1 Class A1
05/27/2047	2.614%	1,956,058	1,961,268
MFA Trust(a),(b)
CMO Series 2017-RPL1 Class A1
02/25/2057	2.588%	956,305	961,626
Mill City Mortgage Trust(b)
CMO Series 2016-1 Class A1
04/25/2057	2.500%	968,331	971,760
New Residential Mortgage Loan Trust(b)
CMO Series 2014-1A Class A
01/25/2054	3.750%	1,272,650	1,313,590
CMO Series 2016-3A Class A1
09/25/2056	3.750%	747,947	762,284
Series 2014-2A Class A3
05/25/2054	3.750%	633,579	657,703
RBSSP Resecuritization Trust(a),(b)
CMO Series 2010-1 Class 3A1
08/26/2035	3.298%	739,481	743,526
Towd Point Mortgage Trust(b)
CMO Series 2016-2 Class A1
08/25/2055	3.000%	1,457,305	1,482,884
Verus Securitization Trust(a),(b),(c)
CMO Series 2017-2A Class A1
07/25/2047	2.485%	690,000	690,000
WaMu Mortgage Pass-Through Certificates Trust(a)
CMO Series 2003-AR8 Class A
08/25/2033	2.742%	2,125,130	2,146,391
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $15,570,472)			15,568,820

U.S. Government & Agency Obligations 3.5%

Residual Funding Corp.(i)
STRIPS
01/15/2030	0.000%	3,342,000	2,318,612
04/15/2030	0.000%	19,725,000	13,559,340
Total U.S. Government & Agency Obligations (Cost $16,244,506)			15,877,952

U.S. Treasury Obligations 15.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/31/2017	0.625%	135,000	134,956
10/31/2017	0.750%	12,000,000	11,988,529
07/31/2019	1.375%	2,314,000	2,315,045
07/15/2020	1.500%	13,489,000	13,487,768
07/31/2022	1.875%	5,951,000	5,963,180
07/31/2024	2.125%	995,000	996,250
05/15/2027	2.375%	4,867,700	4,902,867
02/15/2047	3.000%	12,772,600	13,023,849
U.S. Treasury(i)
STRIPS
11/15/2018	0.000%	7,057,000	6,942,324
11/15/2019	0.000%	4,135,000	4,000,936
02/15/2040	0.000%	9,861,000	5,154,298
11/15/2041	0.000%	5,013,000	2,463,224
Total U.S. Treasury Obligations (Cost $69,439,876)			71,373,226

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.137%(j),(k)	2,814,207	2,814,207
Total Money Market Funds (Cost $2,814,202)		2,814,207
Total Investments (Cost: $496,807,087)		504,340,905
Other Assets & Liabilities, Net		(45,207,764)
Net Assets		459,133,141

At July 31, 2017, securities and/or cash totaling $420,984 were pledged as collateral.
10	Columbia Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2017 (Unaudited)
Investments in derivatives
Futures contracts outstanding at July 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 10-Year Note	92	USD	11,581,938	09/2017	30,032	—
U.S. Treasury 10-Year Note	29	USD	3,650,828	09/2017	5,864	—
U.S. Treasury 2-Year Note	38	USD	8,221,063	09/2017	2,297	—
U.S. Treasury 2-Year Note	9	USD	1,947,094	09/2017	1,670	—
U.S. Treasury 5-Year Note	338	USD	39,934,172	09/2017	67,213	—
Total			65,335,095		107,076	—

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Long Bond	(2)	USD	(305,938)	09/2017	5,933	—
U.S. Long Bond	(3)	USD	(458,906)	09/2017	—	(3,286)
U.S. Long Bond	(63)	USD	(9,637,031)	09/2017	—	(60,048)
U.S. Treasury Ultra 10-Year Note	(20)	USD	(2,700,938)	09/2017	11,063	—
U.S. Treasury Ultra 10-Year Note	(66)	USD	(8,913,094)	09/2017	1,837	—
U.S. Ultra Bond	(43)	USD	(7,073,500)	09/2017	—	(87,104)
Total			(29,089,407)		18,833	(150,438)
Credit default swap contracts outstanding at July 31, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	McDonald’s Corp.	6/20/2022	1.000	USD	475,000	(17,226)	(554)	—	(14,492)	—	(3,288)
Cleared credit default swap contracts outstanding at July 31, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 28	6/20/2022	1.000	USD	27,660,000	—	(136,384)
Cleared credit default swap contracts outstanding at July 31, 2017
Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 28	6/20/2024	1.000	0.840	USD	8,750,000	57,674	—
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 28	6/20/2027	1.000	1.039	USD	3,280,000	17,104	—
Total							74,778	—
Columbia Bond Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2017 (Unaudited)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Variable rate security.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2017, the value of these securities amounted to $76,990,264, which represents 16.77% of net assets.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2017, the value of these securities amounted to $3,192,084, which represents 0.70% of net assets.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Non-income producing investment.
(f)	Represents a security purchased on a when-issued basis.
(g)	Principal and interest may not be guaranteed by the government.
(h)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(i)	Zero coupon bond.
(j)	The rate shown is the seven-day current annualized yield at July 31, 2017.
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.137%	2,633,674	39,242,991	(39,062,458)	2,814,207	323	7,626	2,814,207
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At July 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
496,807,000	9,370,000	(1,836,000)	7,534,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
12	Columbia Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2017 (Unaudited)
Fair value measurements  (continued)
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Agency	—	19,405,580	1,215,484	—	20,621,064
Asset-Backed Securities — Non-Agency	—	75,060,447	2,500,000	—	77,560,447
Commercial Mortgage-Backed Securities - Agency	—	6,280,919	—	—	6,280,919
Commercial Mortgage-Backed Securities - Non-Agency	—	18,057,072	—	—	18,057,072
Common Stocks
Consumer Staples	32	—	—	—	32
Financials	1,015	—	—	—	1,015
Total Common Stocks	1,047	—	—	—	1,047
Corporate Bonds & Notes	—	133,116,878	—	—	133,116,878
Foreign Government Obligations	—	4,335,777	—	—	4,335,777
Municipal Bonds	—	10,594,680	—	—	10,594,680
Preferred Debt	123,192	—	—	—	123,192
Residential Mortgage-Backed Securities - Agency	—	128,015,624	—	—	128,015,624
Residential Mortgage-Backed Securities - Non-Agency	—	14,876,736	692,084	—	15,568,820
U.S. Government & Agency Obligations	—	15,877,952	—	—	15,877,952
U.S. Treasury Obligations	52,812,444	18,560,782	—	—	71,373,226
Money Market Funds	—	—	—	2,814,207	2,814,207
Total Investments	52,936,683	444,182,447	4,407,568	2,814,207	504,340,905
Columbia Bond Fund | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Derivatives
Asset
Futures Contracts	125,909	—	—	—	125,909
Swap Contracts	—	74,778	—	—	74,778
Liability
Futures Contracts	(150,438)	—	—	—	(150,438)
Swap Contracts	—	(139,672)	—	—	(139,672)
Total	52,912,154	444,117,553	4,407,568	2,814,207	504,251,482
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) shows transfers between Levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
2,209,962	—	—	2,209,962
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities and asset backed securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, single market quotations, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
14	Columbia Bond Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Small Cap Value Fund I, July 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.4%
Issuer	Shares	Value ($)
Consumer Discretionary 10.9%
Auto Components 2.5%
Cooper Tire & Rubber Co.	136,436	4,986,736
Gentherm, Inc.(a)	74,216	2,482,525
Modine Manufacturing Co.(a)	153,637	2,496,601
Visteon Corp.(a)	43,480	4,849,759
Total		14,815,621
Diversified Consumer Services 0.2%
Carriage Services, Inc.	60,751	1,481,717
Household Durables 2.6%
Cavco Industries, Inc.(a)	22,737	2,964,905
Ethan Allen Interiors, Inc.	96,830	3,103,401
Hooker Furniture Corp.	50,280	2,121,816
Lifetime Brands, Inc.	118,167	2,239,265
Pico Holdings, Inc.(a)	141,007	2,291,364
UCP, Inc., Class A(a)	244,800	2,729,520
Total		15,450,271
Leisure Products 0.4%
Malibu Boats, Inc., Class A(a)	82,082	2,348,366
Media 1.6%
AMC Entertainment Holdings, Inc., Class A	210,211	4,288,305
Liberty Global PLC LiLAC(a)	74,264	1,895,217
WideOpenWest, Inc.(a)	179,090	3,062,439
Total		9,245,961
Multiline Retail 0.5%
Hudson’s Bay Co.	324,546	2,777,546
Specialty Retail 1.7%
Aaron’s, Inc.	103,531	4,791,415
DSW, Inc., Class A	102,260	1,844,770
Sally Beauty Holdings, Inc.(a)	161,200	3,261,076
Total		9,897,261
Textiles, Apparel & Luxury Goods 1.4%
Deckers Outdoor Corp.(a)	42,409	2,750,648
Skechers U.S.A., Inc., Class A(a)	112,010	3,146,361
Steven Madden Ltd.(a)	55,285	2,266,685
Total		8,163,694
Total Consumer Discretionary		64,180,437
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 5.5%
Beverages 0.7%
Boston Beer Co., Inc. (The), Class A(a)	26,200	4,108,160
Food & Staples Retailing 1.5%
Andersons, Inc. (The)	93,230	3,211,773
SpartanNash Co.	75,250	2,087,435
United Natural Foods, Inc.(a)	92,870	3,578,281
Total		8,877,489
Food Products 2.8%
Dean Foods Co.	260,240	3,903,600
Fresh Del Monte Produce, Inc.	99,176	5,104,589
Hain Celestial Group, Inc. (The)(a)	89,200	3,988,132
Sanderson Farms, Inc.	25,400	3,321,050
Total		16,317,371
Personal Products 0.5%
Inter Parfums, Inc.	73,972	2,870,114
Total Consumer Staples		32,173,134
Energy 8.0%
Energy Equipment & Services 2.2%
Aspen Aerogels, Inc.(a)	485,490	2,238,109
C&J Energy Services, Inc.(a)	92,779	3,000,473
CARBO Ceramics, Inc.(a)	186,833	1,320,909
Dawson Geophysical Co.(a)	351,302	1,408,721
Natural Gas Services Group, Inc.(a)	108,971	2,718,827
Smart Sand, Inc.(a)	305,440	2,009,795
Total		12,696,834
Oil, Gas & Consumable Fuels 5.8%
Aegean Marine Petroleum Network, Inc.	386,700	1,914,165
Callon Petroleum Co.(a)	281,341	3,184,780
Carrizo Oil & Gas, Inc.(a)	290,325	4,575,522
Contango Oil & Gas Co.(a)	241,954	1,451,724
Delek US Holdings, Inc.	131,674	3,438,008
Earthstone Energy, Inc., Class A(a)	194,353	1,918,264
Eclipse Resources Corp.(a)	661,967	1,860,127
Jagged Peak Energy, Inc.(a)	212,721	3,012,129
Jones Energy, Inc., Class A(a)	611,265	916,898
Sanchez Energy Corp.(a)	269,470	1,519,811
SM Energy Co.	172,620	3,001,862

Columbia Small Cap Value Fund I | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
SRC Energy, Inc.(a)	374,875	3,190,186
WildHorse Resource Development Corp.(a)	193,077	2,552,478
WPX Energy, Inc.(a)	154,330	1,663,677
Total		34,199,631
Total Energy		46,896,465
Financials 30.1%
Banks 15.0%
BancFirst Corp.	43,812	4,676,931
BankUnited, Inc.	150,536	5,181,449
Banner Corp.	92,471	5,342,050
Boston Private Financial Holdings, Inc.	303,537	4,659,293
Bridge Bancorp, Inc.	76,697	2,492,652
Brookline Bancorp, Inc.	255,063	3,787,686
Capital City Bank Group, Inc.	143,309	3,061,080
Centerstate Banks, Inc.	201,309	5,030,712
Columbia Banking System, Inc.	120,293	4,792,473
Community Trust Bancorp, Inc.	63,237	2,731,838
FCB Financial Holdings, Inc., Class A(a)	95,563	4,505,795
First Citizens BancShares Inc., Class A(a)	12,727	4,683,790
First Financial Corp.	65,310	3,007,525
First of Long Island Corp. (The)	109,360	3,056,612
Heritage Financial Corp.	69,253	1,883,682
Investors Bancorp, Inc.	330,432	4,388,137
National Bank Holdings Corp., Class A	108,520	3,703,788
Northrim BanCorp, Inc.	151,551	4,417,712
Sierra Bancorp	60,142	1,647,891
Towne Bank	176,620	5,528,206
UMB Financial Corp.	85,930	5,985,884
Union Bankshares Corp.	106,574	3,292,071
Total		87,857,257
Capital Markets 1.8%
GAIN Capital Holdings, Inc.	444,390	2,981,857
INTL FCStone, Inc.(a)	109,140	4,270,648
Moelis & Co., ADR, Class A	74,092	3,030,363
Total		10,282,868
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 1.1%
Enova International, Inc.(a)	103,642	1,502,809
FirstCash, Inc.	86,508	5,030,440
Total		6,533,249
Insurance 7.1%
American Equity Investment Life Holding Co.	209,251	5,603,742
Aspen Insurance Holdings Ltd.	63,810	3,113,928
Baldwin & Lyons, Inc., Class B	92,341	2,160,779
EMC Insurance Group, Inc.	87,551	2,425,163
Employers Holdings, Inc.	97,194	4,213,360
FBL Financial Group, Inc., Class A	62,116	4,217,676
Global Indemnity Ltd(a)	54,468	2,111,180
Heritage Insurance Holdings, Inc.	271,786	3,427,221
Horace Mann Educators Corp.	72,241	2,665,693
National Western Life Group, Inc., Class A	11,704	3,939,449
Navigators Group, Inc. (The)	74,930	4,271,010
United Fire Group, Inc.	79,430	3,583,882
Total		41,733,083
Thrifts & Mortgage Finance 5.1%
HomeStreet, Inc.(a)	141,458	3,713,272
MGIC Investment Corp.(a)	572,780	6,684,343
Provident Financial Holdings, Inc.	83,010	1,577,190
Radian Group, Inc.	410,780	7,155,788
Washington Federal, Inc.	141,263	4,725,247
Western New England Bancorp, Inc.	323,879	3,222,596
WSFS Financial Corp.	68,872	3,109,571
Total		30,188,007
Total Financials		176,594,464
Health Care 9.0%
Biotechnology 5.1%
ACADIA Pharmaceuticals, Inc.(a)	85,844	2,555,576
Alder Biopharmaceuticals, Inc.(a)	305,007	3,278,825
bluebird bio, Inc.(a)	33,660	3,172,455
Coherus Biosciences, Inc.(a)	177,690	2,318,854
Dynavax Technologies Corp.(a)	197,769	3,134,639
Eagle Pharmaceuticals, Inc.(a)	48,169	2,367,506
Immunomedics, Inc.(a)	190,160	1,627,770
Juno Therapeutics, Inc.(a)	46,041	1,308,946

2	Columbia Small Cap Value Fund I | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Keryx Biopharmaceuticals, Inc.(a)	225,147	1,578,280
Momenta Pharmaceuticals, Inc.(a)	139,548	2,309,519
Novavax, Inc.(a)	941,017	978,658
OncoMed Pharmaceuticals, Inc.(a)	229,433	743,363
Puma Biotechnology, Inc.(a)	25,975	2,468,924
Spark Therapeutics, Inc.(a)	31,530	2,238,630
Total		30,081,945
Health Care Equipment & Supplies 1.0%
iRadimed Corp.(a)	227,040	2,236,344
Quotient Ltd.(a)	261,876	1,445,556
Sientra, Inc.(a)	175,705	1,806,247
Total		5,488,147
Health Care Providers & Services 0.2%
Aceto Corp.	82,180	1,387,198
Pharmaceuticals 2.7%
Aerie Pharmaceuticals, Inc.(a)	42,120	2,287,116
BioDelivery Sciences International, Inc.(a)	747,435	2,541,279
Flex Pharma, Inc.(a)	217,969	926,368
Horizon Pharma PLC(a)	135,670	1,625,327
Impax Laboratories, Inc.(a)	203,930	3,946,046
Pacira Pharmaceuticals, Inc.(a)	59,882	2,365,339
Supernus Pharmaceuticals, Inc.(a)	53,481	2,163,306
Total		15,854,781
Total Health Care		52,812,071
Industrials 11.3%
Building Products 1.0%
Simpson Manufacturing Co., Inc.	80,524	3,566,408
Universal Forest Products, Inc.	29,743	2,493,950
Total		6,060,358
Commercial Services & Supplies 0.7%
Unifirst Corp.	28,815	4,098,934
Construction & Engineering 0.3%
Northwest Pipe Co.(a)	114,465	1,729,566
Electrical Equipment 1.2%
Encore Wire Corp.	81,446	3,632,492
General Cable Corp.	161,240	3,111,932
Total		6,744,424
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 0.2%
Raven Industries, Inc.	42,130	1,449,272
Machinery 5.6%
Albany International Corp., Class A	66,051	3,533,728
DMC Global Inc	179,407	2,493,757
EnPro Industries, Inc.	45,426	3,498,711
Gorman-Rupp Co.	76,875	2,323,163
Hardinge, Inc.	68,342	826,938
Kadant, Inc.	30,477	2,378,730
LB Foster Co., Class A	97,129	1,709,470
Lydall, Inc.(a)	47,973	2,374,664
Mueller Industries, Inc.	121,132	3,815,658
Standex International Corp.	40,244	3,861,412
Titan International, Inc.	225,474	2,874,793
Wabash National Corp.	157,750	3,009,870
Total		32,700,894
Professional Services 0.4%
TrueBlue, Inc.(a)	93,717	2,394,469
Road & Rail 0.9%
Heartland Express, Inc.	121,850	2,574,691
Werner Enterprises, Inc.	92,299	2,736,665
Total		5,311,356
Trading Companies & Distributors 1.0%
CAI International, Inc.(a)	10,455	274,235
Houston Wire & Cable Co.	202,506	1,164,409
Textainer Group Holdings Ltd.	262,109	4,246,166
Total		5,684,810
Total Industrials		66,174,083
Information Technology 8.7%
Communications Equipment 0.7%
Acacia Communications, Inc.(a)	45,890	2,008,605
Digi International, Inc.(a)	203,401	2,125,541
Total		4,134,146

Columbia Small Cap Value Fund I | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 2.0%
AVX Corp.	200,162	3,576,895
FARO Technologies, Inc.(a)	50,470	1,993,565
MTS Systems Corp.	42,537	2,241,700
OSI Systems, Inc.(a)	46,590	3,725,802
Total		11,537,962
Internet Software & Services 0.2%
Criteo SA, ADR(a)	24,650	1,247,290
IT Services 1.2%
Mantech International Corp., Class A	108,697	4,317,445
TeleTech Holdings, Inc.	66,637	2,785,427
Total		7,102,872
Semiconductors & Semiconductor Equipment 3.6%
Adesto Technologies Corp.(a)	217,962	1,057,116
Entegris, Inc.(a)	175,542	4,581,646
IXYS Corp.(a)	185,890	3,234,486
MACOM Technology Solutions Holdings, Inc.(a)	95,941	5,809,227
Silicon Laboratories, Inc.(a)	29,768	2,235,577
Synaptics, Inc.(a)	71,336	3,752,987
Total		20,671,039
Software 0.7%
MicroStrategy, Inc., Class A(a)	11,900	1,600,669
Silver Spring Networks, Inc.(a)	229,701	2,597,918
Total		4,198,587
Technology Hardware, Storage & Peripherals 0.3%
Stratasys Ltd.(a)	78,034	1,872,036
Total Information Technology		50,763,932
Materials 6.6%
Chemicals 1.5%
A. Schulman, Inc.	89,560	2,355,428
Flotek Industries, Inc.(a)	240,420	2,024,336
Tronox Ltd., Class A	237,817	4,608,894
Total		8,988,658
Construction Materials 0.3%
Forterra, Inc.(a)	176,126	1,572,805
Containers & Packaging 0.5%
Greif, Inc., Class A	47,279	2,651,879
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 3.5%
Allegheny Technologies, Inc.	171,447	3,247,206
Capstone Mining Corp.(a)	1,897,260	1,826,118
Centerra Gold, Inc.	101,360	540,641
Commercial Metals Co.	197,710	3,677,406
Ferroglobe PLC	298,011	3,808,581
Olympic Steel, Inc.	76,181	1,301,933
TimkenSteel Corp.(a)	149,280	2,372,059
Universal Stainless & Alloy Products, Inc.(a)	200,534	3,810,146
Total		20,584,090
Paper & Forest Products 0.8%
Louisiana-Pacific Corp.(a)	195,088	4,898,660
Total Materials		38,696,092
Real Estate 7.1%
Equity Real Estate Investment Trusts (REITS) 7.1%
Altisource Residential Corp.	248,699	3,235,574
Chesapeake Lodging Trust	228,714	5,770,454
CoreCivic, Inc.	43,750	1,211,875
Farmland Partners, Inc.	262,800	2,346,804
GEO Group, Inc. (The)	74,860	2,197,141
Getty Realty Corp.	91,750	2,383,665
InfraREIT, Inc.(a)	99,000	2,226,510
National Health Investors, Inc.	27,780	2,146,005
Pebblebrook Hotel Trust	176,580	5,945,448
Potlatch Corp.	80,916	3,871,831
RLJ Lodging Trust	116,680	2,468,949
Sunstone Hotel Investors, Inc.	471,725	7,679,683
Total		41,483,939
Total Real Estate		41,483,939
Telecommunication Services 0.8%
Diversified Telecommunication Services 0.2%
magicJack VocalTec Ltd.(a)	154,733	1,137,288
Wireless Telecommunication Services 0.6%
Shenandoah Telecommunications Co.	109,716	3,373,767
Total Telecommunication Services		4,511,055

4	Columbia Small Cap Value Fund I | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 1.4%
Gas Utilities 1.1%
Chesapeake Utilities Corp.	13,784	1,064,814
Northwest Natural Gas Co.	26,263	1,657,195
Southwest Gas Corp.	46,715	3,741,872
Total		6,463,881
Water Utilities 0.3%
Consolidated Water Co., Ltd.	118,319	1,526,315
Total Utilities		7,990,196
Total Common Stocks (Cost $380,296,238)		582,275,868

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.137%(b),(c)	5,559,267	5,559,267
Total Money Market Funds (Cost $5,559,132)		5,559,267
Total Investments (Cost: $385,855,370)		587,835,135
Other Assets & Liabilities, Net		(2,195,904)
Net Assets		585,639,231

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.137%	3,566,306	44,332,530	(42,339,569)	5,559,267	(789)	12,976	5,559,267
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At July 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
385,855,000	214,010,000	(12,030,000)	201,980,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Columbia Small Cap Value Fund I | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, July 31, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	64,180,437	—	—	—	64,180,437
Consumer Staples	32,173,134	—	—	—	32,173,134
Energy	46,896,465	—	—	—	46,896,465
Financials	176,594,464	—	—	—	176,594,464
Health Care	52,812,071	—	—	—	52,812,071
Industrials	66,174,083	—	—	—	66,174,083
Information Technology	50,763,932	—	—	—	50,763,932
Materials	38,696,092	—	—	—	38,696,092
Real Estate	41,483,939	—	—	—	41,483,939
Telecommunication Services	4,511,055	—	—	—	4,511,055
Utilities	7,990,196	—	—	—	7,990,196
Total Common Stocks	582,275,868	—	—	—	582,275,868
Money Market Funds	—	—	—	5,559,267	5,559,267
Total Investments	582,275,868	—	—	5,559,267	587,835,135
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
6	Columbia Small Cap Value Fund I | Quarterly Report 2017

Portfolio of Investments
Columbia U.S. Treasury Index Fund, July 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
U.S. Treasury Obligations 98.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2018	1.000%	2,320,000	2,313,681
08/31/2018	0.750%	10,986,000	10,925,491
08/31/2018	1.500%	17,179,000	17,221,094
09/15/2018	1.000%	5,550,000	5,533,318
10/31/2018	0.750%	13,868,000	13,777,848
11/15/2018	1.250%	5,435,000	5,431,949
11/30/2018	1.250%	1,430,000	1,429,177
12/15/2018	1.250%	9,275,000	9,268,524
02/15/2019	0.750%	18,636,000	18,477,295
04/15/2019	0.875%	9,555,000	9,481,652
04/30/2019	1.625%	21,998,000	22,108,594
07/31/2019	0.875%	10,986,000	10,885,651
07/31/2019	1.625%	9,443,000	9,493,486
08/15/2019	0.750%	6,993,000	6,908,011
09/30/2019	1.750%	6,250,000	6,300,438
10/31/2019	1.500%	7,500,000	7,520,275
01/31/2020	1.250%	11,535,000	11,486,670
02/29/2020	1.250%	9,015,000	8,972,942
02/29/2020	1.375%	10,753,000	10,735,359
03/31/2020	1.125%	4,716,000	4,677,453
03/31/2020	1.375%	9,586,000	9,568,734
04/30/2020	1.375%	5,675,000	5,661,490
05/31/2020	1.500%	3,427,000	3,428,575
06/15/2020	1.500%	995,000	995,343
07/31/2020	1.625%	4,545,000	4,560,075
08/15/2020	2.625%	5,175,000	5,344,192
08/15/2020	8.750%	8,400,000	10,198,039
08/31/2020	1.375%	2,655,000	2,642,663
08/31/2020	2.125%	1,000,000	1,017,758
09/30/2020	1.375%	16,225,000	16,136,982
09/30/2020	2.000%	2,400,000	2,433,094
10/31/2020	1.375%	4,195,000	4,168,656
10/31/2020	1.750%	2,285,000	2,298,264
11/30/2020	1.625%	6,670,000	6,678,337
11/30/2020	2.000%	4,845,000	4,910,156
12/31/2020	1.750%	1,375,000	1,381,715
01/31/2021	1.375%	4,395,000	4,358,411
02/28/2021	1.125%	31,292,000	30,737,688
03/31/2021	1.250%	8,594,000	8,472,757
03/31/2021	2.250%	1,500,000	1,532,354
05/15/2021	3.125%	2,205,000	2,323,218
07/31/2021	2.250%	2,300,000	2,348,490
08/31/2021	1.125%	11,200,000	10,937,110
08/31/2021	2.000%	2,650,000	2,679,222
09/30/2021	2.125%	3,025,000	3,072,940
11/30/2021	1.875%	10,229,000	10,280,832
12/31/2021	2.125%	3,550,000	3,603,394
01/31/2022	1.500%	7,550,000	7,457,109
02/15/2022	2.000%	3,000,000	3,029,099
02/28/2022	1.750%	9,964,000	9,944,831
03/31/2022	1.750%	5,679,000	5,664,861
04/30/2022	1.750%	3,320,000	3,309,991
05/31/2022	1.875%	5,857,000	5,872,404
06/30/2022	2.125%	6,412,000	6,498,863
07/31/2022	2.000%	2,630,000	2,649,711
08/15/2022	1.625%	3,725,000	3,685,900
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/31/2022	1.875%	5,303,000	5,308,528
09/30/2022	1.750%	10,981,000	10,914,604
10/31/2022	1.875%	1,725,000	1,723,848
11/30/2022	2.000%	2,000,000	2,010,220
12/31/2022	2.125%	1,000,000	1,010,936
01/31/2023	1.750%	3,340,000	3,308,867
02/28/2023	1.500%	10,389,000	10,149,072
03/31/2023	1.500%	7,475,000	7,296,630
05/15/2023	1.750%	10,140,000	10,021,372
08/15/2023	2.500%	8,850,000	9,107,197
08/31/2023	1.375%	9,873,000	9,518,829
10/31/2023	1.625%	4,662,000	4,555,179
11/15/2023	2.750%	3,075,000	3,208,094
02/15/2024	2.750%	3,580,000	3,732,596
03/31/2024	2.125%	2,223,000	2,230,277
05/15/2024	2.500%	3,886,000	3,989,780
08/15/2024	2.375%	8,691,000	8,845,742
11/15/2024	2.250%	11,038,000	11,124,730
02/15/2025	2.000%	9,078,000	8,977,511
05/15/2025	2.125%	6,600,000	6,575,478
08/15/2025	2.000%	9,688,000	9,546,069
11/15/2025	2.250%	5,370,000	5,382,796
02/15/2026	1.625%	11,299,000	10,761,727
02/15/2026	6.000%	3,290,000	4,265,523
08/15/2026	1.500%	14,343,000	13,450,074
11/15/2026	2.000%	9,451,000	9,233,659
02/15/2027	2.250%	3,189,000	3,178,900
11/15/2028	5.250%	550,000	707,348
02/15/2029	5.250%	1,800,000	2,321,843
05/15/2030	6.250%	300,000	426,731
02/15/2031	5.375%	1,250,000	1,675,762
02/15/2036	4.500%	1,655,000	2,123,228
02/15/2039	3.500%	8,239,000	9,242,168
11/15/2039	4.375%	2,197,000	2,781,020
05/15/2040	4.375%	2,173,000	2,753,500
11/15/2040	4.250%	1,250,000	1,559,363
05/15/2041	4.375%	4,591,000	5,839,614
08/15/2041	3.750%	1,900,000	2,207,128
02/15/2043	3.125%	12,253,000	12,829,849
05/15/2043	2.875%	2,250,000	2,250,683
08/15/2043	3.625%	2,570,000	2,930,093
11/15/2043	3.750%	3,000,000	3,494,443
02/15/2044	3.625%	2,500,000	2,854,238
05/15/2044	3.375%	3,305,000	3,617,321
08/15/2044	3.125%	3,062,000	3,203,829
11/15/2044	3.000%	10,123,000	10,345,811
02/15/2045	2.500%	10,383,000	9,595,593
05/15/2045	3.000%	3,770,000	3,847,181
08/15/2045	2.875%	5,095,000	5,073,737
11/15/2045	3.000%	2,500,000	2,550,155
02/15/2046	2.500%	5,872,000	5,409,330
08/15/2046	2.250%	6,820,000	5,936,408
11/15/2046	2.875%	5,014,000	4,985,944
Total U.S. Treasury Obligations (Cost $692,605,827)			692,822,724

Columbia U.S. Treasury Index Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia U.S. Treasury Index Fund, July 31, 2017 (Unaudited)
Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.137%(a),(b)	4,803,198	4,803,198
Total Money Market Funds (Cost $4,802,853)		4,803,198
Total Investments (Cost: $697,408,680)		697,625,922
Other Assets & Liabilities, Net		3,284,358
Net Assets		700,910,280
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at July 31, 2017.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.137%	4,962,263	16,844,500	(17,003,565)	4,803,198	(92)	7,887	4,803,198
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At July 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
697,409,000	4,526,000	(4,309,000)	217,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
2	Columbia U.S. Treasury Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia U.S. Treasury Index Fund, July 31, 2017 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
U.S. Treasury Obligations	692,822,724	—	—	—	692,822,724
Money Market Funds	—	—	—	4,803,198	4,803,198
Total Investments	692,822,724	—	—	4,803,198	697,625,922
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia U.S. Treasury Index Fund | Quarterly Report 2017	3

Portfolio of Investments
Columbia Corporate Income Fund, July 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks —%
Issuer	Shares	Value ($)
Financials —%
Insurance —%
WMI Holdings Corp. Escrow(a),(b),(c)	1,075	—
WMIH Corp.(b)	21,388	24,596
Total		24,596
Total Financials		24,596
Total Common Stocks (Cost $1,077,672)		24,596

Corporate Bonds & Notes 88.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.3%
Bombardier, Inc.(d)
12/01/2021	8.750%	250,000	283,542
L-3 Communications Corp.
05/28/2024	3.950%	7,409,000	7,773,486
Lockheed Martin Corp.
09/15/2021	3.350%	8,150,000	8,526,856
01/15/2023	3.100%	3,090,000	3,187,950
Northrop Grumman Corp.
06/01/2018	1.750%	7,855,000	7,867,733
TransDigm, Inc.
05/15/2025	6.500%	266,000	279,843
06/15/2026	6.375%	843,000	880,535
Total			28,799,945
Automotive 0.1%
Gates Global LLC/Co.(d)
07/15/2022	6.000%	563,000	575,273
IHO Verwaltungs GmbH PIK(d)
09/15/2023	4.500%	204,000	210,147
Total			785,420
Banking 5.8%
Ally Financial, Inc.
05/19/2022	4.625%	534,000	558,608
09/30/2024	5.125%	138,000	147,323
Bank of America Corp.(e)
01/20/2028	3.824%	14,925,000	15,228,455
Citigroup, Inc.
05/01/2026	3.400%	7,095,000	7,064,151
10/21/2026	3.200%	7,420,000	7,246,973
Goldman Sachs Group, Inc. (The)
02/25/2026	3.750%	5,000,000	5,117,325
01/26/2027	3.850%	6,665,000	6,811,797
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase & Co.
10/01/2026	2.950%	8,361,000	8,151,482
Morgan Stanley
07/27/2026	3.125%	5,295,000	5,183,906
01/20/2027	3.625%	7,985,000	8,083,870
Washington Mutual Bank(a),(f)
Subordinated
01/15/2015	0.000%	6,350,000	9,525
Wells Fargo & Co.
10/23/2026	3.000%	11,000,000	10,798,183
Total			74,401,598
Brokerage/Asset Managers/Exchanges 0.0%
NFP Corp.(d)
07/15/2025	6.875%	243,000	247,104
Virtu Financial(d)
06/15/2022	6.750%	79,000	83,006
Total			330,110
Building Materials 0.2%
Allegion PLC
09/15/2023	5.875%	111,000	119,480
Allegion US Holding Co., Inc.
10/01/2021	5.750%	327,000	338,197
American Builders & Contractors Supply Co., Inc.(d)
04/15/2021	5.625%	249,000	255,876
12/15/2023	5.750%	545,000	578,396
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	112,000	121,091
CD&R Waterworks Merger Sub LLC(d),(g)
08/15/2025	6.125%	70,000	71,405
HD Supply, Inc.(d)
04/15/2024	5.750%	160,000	171,245
US Concrete, Inc.(d)
06/01/2024	6.375%	159,000	169,786
US Concrete, Inc.
06/01/2024	6.375%	116,000	124,159
Total			1,949,635
Cable and Satellite 2.6%
Altice US Finance I Corp.(d)
07/15/2023	5.375%	321,000	337,057
05/15/2026	5.500%	427,000	452,059
CCO Holdings LLC/Capital Corp.(d)
04/01/2024	5.875%	689,000	740,197
05/01/2025	5.375%	341,000	361,992
02/15/2026	5.750%	481,000	517,643
05/01/2026	5.500%	39,000	41,446

Columbia Corporate Income Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cequel Communications Holdings I LLC/Capital Corp.(d)
09/15/2020	6.375%	289,000	294,603
12/15/2021	5.125%	182,000	186,174
07/15/2025	7.750%	251,000	280,162
Charter Communications Operating LLC/Capital(d)
05/01/2047	5.375%	2,020,000	2,102,917
Comcast Corp.
02/15/2018	5.875%	5,940,000	6,079,032
07/15/2046	3.400%	2,820,000	2,580,768
CSC Holdings LLC
02/15/2019	8.625%	425,000	465,824
06/01/2024	5.250%	420,000	435,597
CSC Holdings LLC(d)
10/15/2025	6.625%	562,000	622,830
10/15/2025	10.875%	288,000	359,130
04/15/2027	5.500%	229,000	243,121
DISH DBS Corp.
11/15/2024	5.875%	805,000	874,656
07/01/2026	7.750%	623,000	746,172
Radiate HoldCo LLC/Finance, Inc.(d)
02/15/2025	6.625%	123,000	123,232
Sirius XM Radio, Inc.(d)
07/15/2026	5.375%	435,000	455,843
08/01/2027	5.000%	429,000	437,770
Sky PLC(d)
09/16/2024	3.750%	10,732,000	11,090,105
Unitymedia GmbH(d)
01/15/2025	6.125%	382,000	411,047
Unitymedia Hessen GmbH & Co. KG NRW(d)
01/15/2025	5.000%	439,000	462,723
Videotron Ltd.
07/15/2022	5.000%	286,000	305,917
Videotron Ltd./Ltee(d)
04/15/2027	5.125%	244,000	250,808
Virgin Media Finance PLC(d)
01/15/2025	5.750%	674,000	702,828
Virgin Media Secured Finance PLC(d)
01/15/2026	5.250%	506,000	526,711
Ziggo Bond Finance BV(d)
01/15/2027	6.000%	240,000	248,019
Ziggo Secured Finance BV(d)
01/15/2027	5.500%	608,000	628,092
Total			33,364,475
Chemicals 0.6%
Angus Chemical Co.(d)
02/15/2023	8.750%	437,000	449,018
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Atotech USA, Inc.(d)
02/01/2025	6.250%	551,000	569,304
Axalta Coating Systems LLC(d)
08/15/2024	4.875%	203,000	209,756
Chemours Co. (The)
05/15/2023	6.625%	570,000	611,547
05/15/2025	7.000%	24,000	26,759
05/15/2027	5.375%	86,000	90,647
Eco Services Operations LLC/Finance Corp.(d)
11/01/2022	8.500%	398,000	419,147
INEOS Group Holdings SA(d)
08/01/2024	5.625%	329,000	340,214
Koppers, Inc.(d)
02/15/2025	6.000%	89,000	94,892
LYB International Finance BV
03/15/2044	4.875%	3,515,000	3,805,940
Olin Corp.
09/15/2027	5.125%	160,000	167,646
Platform Specialty Products Corp.(d)
05/01/2021	10.375%	258,000	285,090
02/01/2022	6.500%	147,000	152,560
PQ Corp.(d)
11/15/2022	6.750%	250,000	270,594
SPCM SA(d)
09/15/2025	4.875%	387,000	397,730
Venator Finance SARL/Materials LLC(d)
07/15/2025	5.750%	55,000	56,562
WR Grace & Co.(d)
10/01/2021	5.125%	331,000	357,619
Total			8,305,025
Construction Machinery 0.1%
Ritchie Bros. Auctioneers, Inc.(d)
01/15/2025	5.375%	327,000	342,876
United Rentals North America, Inc.
09/15/2026	5.875%	454,000	488,359
05/15/2027	5.500%	345,000	363,330
United Rentals North America, Inc.(g)
01/15/2028	4.875%	195,000	195,333
Total			1,389,898
Consumer Cyclical Services 0.2%
APX Group, Inc.
12/01/2020	8.750%	339,000	348,722
12/01/2022	7.875%	488,000	530,466
APX Group, Inc.(d),(g)
09/01/2023	7.625%	497,000	503,864

2	Columbia Corporate Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carlson Travel, Inc.(d)
12/15/2023	6.750%	55,000	55,808
IHS Markit Ltd.(d)
11/01/2022	5.000%	594,000	638,261
02/15/2025	4.750%	160,000	168,567
Interval Acquisition Corp.
04/15/2023	5.625%	382,000	396,447
Total			2,642,135
Consumer Products 0.2%
American Greetings Corp.(d)
02/15/2025	7.875%	37,000	40,305
Prestige Brands, Inc.(d)
03/01/2024	6.375%	284,000	304,894
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	266,000	285,948
12/15/2026	5.250%	74,000	77,987
Spectrum Brands, Inc.
11/15/2022	6.625%	385,000	402,572
07/15/2025	5.750%	422,000	452,121
Springs Industries, Inc.
06/01/2021	6.250%	201,000	206,986
Tempur Sealy International, Inc.
10/15/2023	5.625%	167,000	174,387
Valvoline, Inc.(d)
07/15/2024	5.500%	39,000	41,404
Total			1,986,604
Diversified Manufacturing 1.4%
Entegris, Inc.(d)
04/01/2022	6.000%	350,000	365,536
General Electric Co.
10/09/2042	4.125%	3,185,000	3,326,127
Honeywell International, Inc.
10/30/2019	1.400%	8,325,000	8,277,631
SPX FLOW, Inc.(d)
08/15/2024	5.625%	72,000	74,607
08/15/2026	5.875%	266,000	275,606
United Technologies Corp.
11/01/2046	3.750%	5,360,000	5,250,104
Welbilt, Inc.
02/15/2024	9.500%	68,000	79,078
WESCO Distribution, Inc.
06/15/2024	5.375%	104,000	109,264
Zekelman Industries, Inc.(d)
06/15/2023	9.875%	139,000	157,680
Total			17,915,633
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 19.5%
AES Corp. (The)
05/15/2026	6.000%	216,000	232,571
Appalachian Power Co.
05/15/2044	4.400%	3,481,000	3,706,071
Arizona Public Service Co.
05/15/2046	3.750%	3,435,000	3,325,599
Berkshire Hathaway Energy Co.
11/15/2023	3.750%	6,040,000	6,403,294
02/01/2045	4.500%	804,000	882,262
Calpine Corp.
01/15/2025	5.750%	300,000	280,077
CMS Energy Corp.
03/01/2024	3.875%	6,715,000	7,042,195
11/15/2025	3.600%	13,130,000	13,501,894
02/15/2027	2.950%	3,035,000	2,941,577
03/31/2043	4.700%	945,000	1,030,536
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%	2,655,000	2,696,323
DTE Energy Co.
06/01/2024	3.500%	19,404,000	19,817,810
10/01/2026	2.850%	19,165,000	18,378,104
Duke Energy Corp.
10/15/2023	3.950%	8,133,000	8,684,962
04/15/2024	3.750%	3,724,000	3,923,666
09/01/2046	3.750%	2,135,000	2,068,945
Duke Energy Florida LLC
01/15/2027	3.200%	4,265,000	4,345,412
Duke Energy Progress LLC
10/15/2046	3.700%	2,415,000	2,394,820
Dynegy, Inc.
11/01/2024	7.625%	250,000	248,734
Emera US Finance LP
06/15/2046	4.750%	9,519,000	10,205,272
Eversource Energy
03/15/2022	2.750%	1,235,000	1,246,567
FirstEnergy Corp.
07/15/2047	4.850%	1,040,000	1,062,732
Indiana Michigan Power Co.
03/15/2023	3.200%	10,695,000	10,968,910
07/01/2047	3.750%	4,695,000	4,626,542
MidAmerican Energy Co.
08/01/2047	3.950%	1,540,000	1,591,331
NextEra Energy Capital Holdings, Inc.
05/01/2027	3.550%	9,056,000	9,365,281
NRG Energy, Inc.
05/01/2024	6.250%	35,000	36,261
01/15/2027	6.625%	396,000	406,788

Columbia Corporate Income Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Yield Operating LLC
08/15/2024	5.375%	596,000	624,995
09/15/2026	5.000%	181,000	183,835
Oncor Electric Delivery Co. LLC
09/30/2017	5.000%	4,000,000	4,020,328
Pacific Gas & Electric Co.
06/15/2023	3.250%	5,128,000	5,313,946
02/15/2024	3.750%	12,370,000	13,067,050
03/15/2027	3.300%	730,000	747,807
02/15/2044	4.750%	3,463,000	3,967,680
Pattern Energy Group, Inc.(d)
02/01/2024	5.875%	544,000	574,036
PPL Capital Funding, Inc.
03/15/2024	3.950%	796,000	835,266
Progress Energy, Inc.
04/01/2022	3.150%	21,180,000	21,674,108
Public Service Electric & Gas Co.
05/15/2027	3.000%	8,745,000	8,731,358
Public Service Enterprise Group, Inc.
11/15/2019	1.600%	3,270,000	3,238,503
Sierra Pacific Power Co.
05/01/2026	2.600%	4,900,000	4,748,698
Southern Co. (The)
07/01/2026	3.250%	4,555,000	4,528,991
07/01/2046	4.400%	9,940,000	10,376,366
Virginia Electric & Power Co.
11/15/2046	4.000%	1,280,000	1,316,572
WEC Energy Group, Inc.
06/15/2025	3.550%	8,425,000	8,717,390
Xcel Energy, Inc.
12/01/2026	3.350%	14,135,000	14,372,440
Total			248,453,905
Finance Companies 0.3%
Aircastle Ltd.
03/15/2021	5.125%	198,000	210,673
04/01/2023	5.000%	61,000	64,922
iStar, Inc.
04/01/2022	6.000%	209,000	215,621
Navient Corp.
03/25/2020	8.000%	34,000	37,620
07/26/2021	6.625%	258,000	276,727
06/15/2022	6.500%	184,000	196,049
01/25/2023	5.500%	91,000	92,878
10/25/2024	5.875%	368,000	376,037
OneMain Financial Holdings LLC(d)
12/15/2019	6.750%	271,000	283,416
12/15/2021	7.250%	365,000	383,457
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Park Aerospace Holdings Ltd.(d)
08/15/2022	5.250%	119,000	121,385
02/15/2024	5.500%	214,000	218,372
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	185,000	191,431
Quicken Loans, Inc.(d)
05/01/2025	5.750%	297,000	311,563
Springleaf Finance Corp.
05/15/2022	6.125%	260,000	273,724
Total			3,253,875
Food and Beverage 10.8%
Anheuser-Busch InBev Finance, Inc.
02/01/2026	3.650%	26,160,000	27,047,373
B&G Foods, Inc.
04/01/2025	5.250%	384,000	399,088
Chobani LLC/Finance Corp., Inc.(d)
04/15/2025	7.500%	328,000	350,439
ConAgra Foods, Inc.
01/25/2023	3.200%	18,183,000	18,503,057
Diageo Capital PLC
07/15/2020	4.828%	6,600,000	7,128,284
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	190,000	195,853
General Mills, Inc.
10/20/2017	1.400%	3,520,000	3,519,180
JM Smucker Co. (The)
03/15/2018	1.750%	20,500,000	20,510,844
Kellogg Co.
12/01/2023	2.650%	3,155,000	3,148,087
Kraft Heinz Foods Co.
06/01/2046	4.375%	5,270,000	5,121,834
Lamb Weston Holdings, Inc.(d)
11/01/2024	4.625%	113,000	117,530
11/01/2026	4.875%	225,000	233,502
Molson Coors Brewing Co.(d)
03/15/2019	1.900%	3,940,000	3,938,278
Molson Coors Brewing Co.
07/15/2026	3.000%	9,205,000	8,962,108
07/15/2046	4.200%	3,674,000	3,626,381
Mondelez International, Inc.(d)
10/28/2019	1.625%	7,515,000	7,455,053
PepsiCo, Inc.
05/02/2019	1.550%	6,170,000	6,172,301
05/02/2047	4.000%	4,340,000	4,490,976
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	52,000	55,865

4	Columbia Corporate Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Post Holdings, Inc.(d)
03/01/2025	5.500%	101,000	106,538
08/15/2026	5.000%	488,000	500,870
03/01/2027	5.750%	602,000	639,888
Sysco Corp.
07/15/2021	2.500%	2,055,000	2,079,202
07/15/2027	3.250%	6,140,000	6,132,331
Tyson Foods, Inc.
08/15/2019	2.650%	5,884,000	5,965,452
06/02/2047	4.550%	1,065,000	1,129,246
Total			137,529,560
Gaming 0.5%
Boyd Gaming Corp.
05/15/2023	6.875%	297,000	320,803
04/01/2026	6.375%	103,000	112,200
Eldorado Resorts, Inc.
04/01/2025	6.000%	127,000	135,754
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	292,000	315,249
04/15/2026	5.375%	72,000	78,477
International Game Technology PLC(d)
02/15/2022	6.250%	542,000	592,904
02/15/2025	6.500%	262,000	289,243
Jack Ohio Finance LLC/1 Corp.(d)
11/15/2021	6.750%	349,000	366,025
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	104,000	113,286
09/01/2026	4.500%	122,000	123,205
MGM Resorts International
10/01/2020	6.750%	616,000	683,897
03/15/2023	6.000%	281,000	311,400
09/01/2026	4.625%	608,000	615,275
Penn National Gaming, Inc.(d)
01/15/2027	5.625%	221,000	228,780
Rivers Pittsburgh Borrower LP/Finance Corp.(d)
08/15/2021	6.125%	73,000	74,399
Scientific Games International, Inc.(d)
01/01/2022	7.000%	987,000	1,052,130
Scientific Games International, Inc.
12/01/2022	10.000%	523,000	584,192
Seminole Tribe of Florida, Inc.(d)
10/01/2020	6.535%	156,000	160,148
10/01/2020	7.804%	250,000	256,970
Tunica-Biloxi Gaming Authority(d),(f)
11/15/2016	0.000%	203,000	77,140
Wynn Las Vegas LLC/Capital Corp.(d)
05/15/2027	5.250%	178,000	181,777
Total			6,673,254
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 3.9%
Acadia Healthcare Co., Inc.
02/15/2023	5.625%	159,000	165,857
03/01/2024	6.500%	188,000	202,857
Becton Dickinson and Co.
12/15/2019	2.675%	9,195,000	9,331,555
06/06/2027	3.700%	10,800,000	10,955,596
Cardinal Health, Inc.
06/15/2027	3.410%	5,510,000	5,560,813
Change Healthcare Holdings LLC/Finance, Inc.(d)
03/01/2025	5.750%	282,000	291,891
CHS/Community Health Systems, Inc.
02/01/2022	6.875%	373,000	319,997
03/31/2023	6.250%	596,000	610,773
DaVita, Inc.
07/15/2024	5.125%	608,000	624,786
Envision Healthcare Corp.(d)
12/01/2024	6.250%	220,000	237,323
Express Scripts Holding Co.
07/15/2046	4.800%	4,465,000	4,664,188
HCA, Inc.
02/01/2025	5.375%	429,000	456,819
04/15/2025	5.250%	560,000	607,145
02/15/2026	5.875%	335,000	365,964
02/15/2027	4.500%	327,000	334,643
Hill-Rom Holdings, Inc.(d)
02/15/2025	5.000%	337,000	347,455
Hologic, Inc.(d)
07/15/2022	5.250%	341,000	360,371
MEDNAX, Inc.(d)
12/01/2023	5.250%	177,000	182,376
Medtronic Global Holdings SCA
03/28/2019	1.700%	10,255,000	10,269,019
MPH Acquisition Holdings LLC(d)
06/01/2024	7.125%	465,000	503,641
Quintiles IMS, Inc.(d)
10/15/2026	5.000%	274,000	286,769
Sterigenics-Nordion Holdings LLC(d)
05/15/2023	6.500%	449,000	466,003
Surgery Center Holdings, Inc.(d)
07/01/2025	6.750%	232,000	238,090
Team Health Holdings, Inc.(d)
02/01/2025	6.375%	217,000	212,917
Teleflex, Inc.
06/01/2026	4.875%	62,000	64,276

Columbia Corporate Income Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.
06/01/2020	4.750%	638,000	660,319
04/01/2022	8.125%	235,000	252,182
06/15/2023	6.750%	109,000	108,128
Tenet Healthcare Corp.(d)
01/01/2022	7.500%	142,000	153,863
07/15/2024	4.625%	362,000	361,685
05/01/2025	5.125%	297,000	298,672
08/01/2025	7.000%	220,000	217,185
Total			49,713,158
Healthcare Insurance 1.1%
Centene Corp.
05/15/2022	4.750%	440,000	463,269
02/15/2024	6.125%	324,000	352,124
01/15/2025	4.750%	91,000	94,972
Molina Healthcare, Inc.
11/15/2022	5.375%	64,000	68,292
Molina Healthcare, Inc.(d)
06/15/2025	4.875%	117,000	118,923
UnitedHealth Group, Inc.
12/15/2017	1.400%	7,835,000	7,833,362
04/15/2047	4.250%	4,030,000	4,337,320
WellCare Health Plans, Inc.
04/01/2025	5.250%	392,000	413,243
Total			13,681,505
Home Construction 0.2%
CalAtlantic Group, Inc.
12/15/2021	6.250%	271,000	302,045
11/15/2024	5.875%	195,000	211,531
06/01/2026	5.250%	63,000	65,418
06/15/2027	5.000%	153,000	156,024
Lennar Corp.
04/30/2024	4.500%	562,000	584,381
Meritage Homes Corp.
06/01/2025	6.000%	444,000	476,852
Meritage Homes Corp.(d)
06/06/2027	5.125%	43,000	43,577
Taylor Morrison Communities, Inc./Holdings II(d)
04/15/2021	5.250%	355,000	363,688
Total			2,203,516
Independent Energy 2.3%
Anadarko Petroleum Corp.
03/15/2040	6.200%	830,000	953,887
07/15/2044	4.500%	3,800,000	3,619,994
Apache Corp.
01/15/2044	4.250%	1,440,000	1,377,297
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Callon Petroleum Co.
10/01/2024	6.125%	139,000	144,354
Callon Petroleum Co.(d)
10/01/2024	6.125%	92,000	95,063
Canadian Natural Resources Ltd.
06/01/2047	4.950%	4,580,000	4,775,209
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	394,000	391,537
Concho Resources, Inc.
04/01/2023	5.500%	881,000	908,581
Continental Resources, Inc.
09/15/2022	5.000%	337,000	334,553
CrownRock LP/Finance, Inc.(d)
02/15/2023	7.750%	462,000	493,708
Diamondback Energy, Inc.
11/01/2024	4.750%	82,000	82,814
05/31/2025	5.375%	444,000	457,965
Extraction Oil & Gas, Inc.(d),(g)
05/15/2024	7.375%	192,000	198,363
Extraction Oil & Gas, Inc./Finance Corp.(d)
07/15/2021	7.875%	235,000	245,838
Halcon Resources Corp.(d)
02/15/2025	6.750%	144,000	147,004
Hess Corp.
04/01/2047	5.800%	3,635,000	3,705,850
Laredo Petroleum, Inc.
01/15/2022	5.625%	861,000	877,314
Noble Energy, Inc.
11/15/2043	5.250%	2,928,000	3,084,452
Parsley Energy LLC/Finance Corp.(d)
06/01/2024	6.250%	163,000	172,209
01/15/2025	5.375%	397,000	405,272
08/15/2025	5.250%	352,000	357,717
PDC Energy, Inc.(d)
09/15/2024	6.125%	371,000	384,845
RSP Permian, Inc.(d)
01/15/2025	5.250%	676,000	686,121
SM Energy Co.
06/01/2025	5.625%	85,000	80,113
09/15/2026	6.750%	544,000	540,975
Whiting Petroleum Corp.
03/15/2021	5.750%	88,000	83,897
04/01/2023	6.250%	118,000	111,117
Woodside Finance Ltd.(d)
03/05/2025	3.650%	3,063,000	3,061,429

6	Columbia Corporate Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WPX Energy, Inc.
01/15/2022	6.000%	898,000	921,816
Total			28,699,294
Integrated Energy 1.0%
Cenovus Energy, Inc.
09/15/2042	4.450%	9,661,000	8,097,502
09/15/2043	5.200%	5,384,000	4,992,072
Total			13,089,574
Leisure 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(d)
04/15/2027	5.375%	245,000	258,637
Live Nation Entertainment, Inc.(d)
11/01/2024	4.875%	171,000	175,158
LTF Merger Sub, Inc.(d)
06/15/2023	8.500%	151,000	160,917
Silversea Cruise Finance Ltd.(d)
02/01/2025	7.250%	102,000	109,391
Total			704,103
Life Insurance 8.1%
AIG Global Funding(d)
07/02/2020	2.150%	2,460,000	2,464,652
American International Group, Inc.
07/10/2025	3.750%	3,970,000	4,093,804
Brighthouse Financial, Inc.(d)
06/22/2047	4.700%	8,260,000	8,160,690
Five Corners Funding Trust(d)
11/15/2023	4.419%	12,170,000	13,228,668
Guardian Life Insurance Co. of America (The)(d)
Subordinated
06/19/2064	4.875%	7,831,000	8,568,524
Massachusetts Mutual Life Insurance Co.(d)
Subordinated
04/01/2077	4.900%	4,162,000	4,513,577
Metropolitan Life Global Funding I(d)
06/12/2020	2.050%	7,260,000	7,262,432
Northwestern Mutual Life Insurance Co. (The)(d)
Subordinated
03/30/2040	6.063%	3,105,000	4,032,203
Nuveen Finance LLC(d)
11/01/2019	2.950%	19,210,000	19,537,838
Peachtree Corners Funding Trust(d)
02/15/2025	3.976%	14,693,000	15,012,602
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teachers Insurance & Annuity Association of America(d)
Subordinated
09/15/2044	4.900%	8,670,000	9,728,564
05/15/2047	4.270%	3,434,000	3,529,317
Voya Financial, Inc.
06/15/2046	4.800%	2,635,000	2,758,913
Total			102,891,784
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(d)
09/01/2024	4.250%	159,000	161,343
Hilton Grand Vacations Borrower LLC/Inc.(d)
12/01/2024	6.125%	118,000	128,872
Playa Resorts Holding BV(d)
08/15/2020	8.000%	428,000	446,549
Total			736,764
Media and Entertainment 1.2%
21st Century Fox America, Inc.
09/15/2044	4.750%	5,578,000	5,939,460
AMC Networks, Inc.
04/01/2024	5.000%	147,000	151,513
Lamar Media Corp.
02/01/2026	5.750%	89,000	96,649
Match Group, Inc.
06/01/2024	6.375%	280,000	306,089
MDC Partners, Inc.(d)
05/01/2024	6.500%	431,000	434,470
Netflix, Inc.
02/15/2025	5.875%	756,000	848,255
Netflix, Inc.(d)
11/15/2026	4.375%	702,000	710,575
Nielsen Luxembourg SARL(d)
02/01/2025	5.000%	345,000	355,565
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	551,000	576,878
Scripps Networks Interactive, Inc.
11/15/2024	3.900%	3,351,000	3,441,273
Thomson Reuters Corp.
05/23/2043	4.500%	136,000	138,614
Time Warner, Inc.
12/15/2043	5.350%	2,265,000	2,490,533
Univision Communications, Inc.(d)
02/15/2025	5.125%	225,000	225,461
Total			15,715,335

Columbia Corporate Income Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.3%
Constellium NV(d)
05/15/2024	5.750%	571,000	554,049
03/01/2025	6.625%	188,000	189,058
Freeport-McMoRan, Inc.
03/01/2022	3.550%	92,000	89,649
03/15/2023	3.875%	238,000	230,286
11/14/2024	4.550%	669,000	652,759
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(d)
12/15/2023	7.375%	176,000	190,370
HudBay Minerals, Inc.(d)
01/15/2023	7.250%	75,000	81,344
01/15/2025	7.625%	224,000	245,747
Novelis Corp.(d)
08/15/2024	6.250%	128,000	136,965
09/30/2026	5.875%	574,000	604,799
Teck Resources Ltd.(d)
06/01/2024	8.500%	214,000	248,108
Teck Resources Ltd.
07/15/2041	6.250%	793,000	860,984
Total			4,084,118
Midstream 3.8%
Andeavor Logistics LP/Finance Corp.
10/15/2022	6.250%	476,000	506,744
05/01/2024	6.375%	67,000	72,900
01/15/2025	5.250%	629,000	672,673
Cheniere Corpus Christi Holdings LLC(d)
06/30/2027	5.125%	266,000	276,762
Delek Logistics Partners LP(d)
05/15/2025	6.750%	226,000	228,825
Energy Transfer Equity LP
06/01/2027	5.500%	1,089,000	1,143,981
Enterprise Products Operating LLC
02/15/2045	5.100%	6,436,000	7,123,075
05/15/2046	4.900%	3,000	3,238
Holly Energy Partners LP/Finance Corp.(d)
08/01/2024	6.000%	54,000	56,257
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	10,396,000	10,220,256
Kinder Morgan, Inc.
02/15/2046	5.050%	5,235,000	5,291,863
NGPL PipeCo LLC(d),(g)
08/15/2022	4.375%	105,000	107,944
08/15/2027	4.875%	127,000	130,660
NuStar Logistics LP
04/28/2027	5.625%	247,000	261,905
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plains All American Pipeline LP/Finance Corp.
11/01/2024	3.600%	1,355,000	1,329,058
06/15/2044	4.700%	7,175,000	6,558,804
Southern Natural Gas Co. LLC(d)
03/15/2047	4.800%	4,327,000	4,530,174
Tallgrass Energy Partners LP/Finance Corp.(d)
09/15/2024	5.500%	100,000	102,205
Targa Resources Partners LP/Finance Corp.
11/15/2023	4.250%	262,000	259,113
03/15/2024	6.750%	267,000	289,077
Targa Resources Partners LP/Finance Corp.(d)
02/01/2027	5.375%	596,000	618,466
Williams Companies, Inc. (The)
01/15/2023	3.700%	244,000	241,378
06/24/2024	4.550%	698,000	721,873
Williams Partners LP
09/15/2045	5.100%	7,379,000	7,673,857
Total			48,421,088
Natural Gas 4.7%
CenterPoint Energy Resources Corp.
11/01/2017	6.125%	7,966,000	8,048,998
NiSource Finance Corp.
02/15/2043	5.250%	4,765,000	5,468,104
05/15/2047	4.375%	10,420,000	10,940,062
Sempra Energy
12/01/2023	4.050%	17,905,000	19,159,961
06/15/2024	3.550%	6,110,000	6,289,231
06/15/2027	3.250%	10,270,000	10,219,133
Total			60,125,489
Oil Field Services 0.0%
Trinidad Drilling Ltd.(d)
02/15/2025	6.625%	34,000	32,061
Weatherford International Ltd.
06/15/2023	8.250%	343,000	350,325
Total			382,386
Other Financial Institutions 0.0%
Icahn Enterprises LP/Finance Corp.
02/01/2022	6.250%	142,000	148,026
Other Industry 0.0%
Booz Allen Hamilton, Inc.(d)
05/01/2025	5.125%	31,000	30,917
KAR Auction Services, Inc.(d)
06/01/2025	5.125%	193,000	201,166
Total			232,083

8	Columbia Corporate Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 0.0%
CyrusOne LP/Finance Corp.(d)
03/15/2024	5.000%	104,000	107,973
03/15/2027	5.375%	104,000	109,545
Total			217,518
Packaging 0.3%
ARD Finance SA PIK
09/15/2023	7.125%	200,000	214,911
Ardagh Packaging Finance PLC/Holdings USA, Inc.(d)
05/15/2023	4.625%	213,000	219,345
05/15/2024	7.250%	510,000	564,448
02/15/2025	6.000%	548,000	584,346
Berry Plastics Corp.
10/15/2022	6.000%	205,000	218,270
07/15/2023	5.125%	480,000	503,571
Novolex (d)
01/15/2025	6.875%	97,000	101,815
Owens-Brockway Glass Container, Inc.(d)
01/15/2025	5.375%	99,000	106,301
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	645,000	658,977
Reynolds Group Issuer, Inc./LLC(d)
07/15/2024	7.000%	374,000	405,273
Total			3,577,257
Pharmaceuticals 3.1%
AbbVie, Inc.
05/14/2046	4.450%	740,000	771,875
Allergan Funding SCS
03/12/2018	2.350%	5,365,000	5,383,160
03/15/2025	3.800%	3,410,000	3,546,830
Amgen, Inc.
06/15/2051	4.663%	4,630,000	5,020,790
Eagle Holding Co., II LLC PIK(d)
05/15/2022	7.625%	62,000	64,468
Endo Dac/Finance LLC/Finco, Inc.(d)
07/15/2023	6.000%	251,000	217,031
Forest Laboratories LLC(d)
02/01/2019	4.375%	7,535,000	7,765,300
Gilead Sciences, Inc.
03/01/2047	4.150%	3,535,000	3,561,530
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(d)
08/01/2023	6.375%	791,000	838,416
Mallinckrodt International Finance SA/CB LLC(d)
10/15/2023	5.625%	20,000	19,080
04/15/2025	5.500%	163,000	150,346
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pfizer, Inc.
12/15/2046	4.125%	1,190,000	1,265,985
Shire Acquisitions Investments Ireland DAC
09/23/2019	1.900%	8,295,000	8,286,506
Valeant Pharmaceuticals International, Inc.(d)
10/15/2020	6.375%	535,000	520,302
03/15/2022	6.500%	101,000	106,563
05/15/2023	5.875%	633,000	546,299
03/15/2024	7.000%	400,000	426,032
04/15/2025	6.125%	844,000	718,165
Total			39,208,678
Property & Casualty 3.2%
Alleghany Corp.
06/27/2022	4.950%	6,143,000	6,751,734
Berkshire Hathaway Finance Corp.
05/15/2042	4.400%	6,077,000	6,588,458
CNA Financial Corp.
05/15/2024	3.950%	7,691,000	8,006,639
HUB International Ltd.(d)
10/01/2021	7.875%	1,165,000	1,217,906
Liberty Mutual Group, Inc.(d)
06/15/2023	4.250%	7,511,000	8,027,622
Liberty Mutual Insurance Co.(d)
Subordinated
10/15/2026	7.875%	7,285,000	9,512,826
Total			40,105,185
Railroads 0.2%
CSX Corp.
11/01/2046	3.800%	3,265,000	3,137,361
Restaurants 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.(d)
05/15/2024	4.250%	565,000	567,785
McDonald’s Corp.
12/09/2045	4.875%	2,284,000	2,563,838
Yum! Brands, Inc.
11/01/2043	5.350%	5,950,000	5,492,838
Total			8,624,461
Retailers 1.2%
Asbury Automotive Group, Inc.
12/15/2024	6.000%	359,000	368,599
CVS Health Corp.
06/01/2021	2.125%	6,910,000	6,870,205
07/20/2022	3.500%	3,955,000	4,130,397
Dollar Tree, Inc.
03/01/2023	5.750%	509,000	539,792

Columbia Corporate Income Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Group 1 Automotive, Inc.
06/01/2022	5.000%	157,000	160,778
Group 1 Automotive, Inc.(d)
12/15/2023	5.250%	127,000	127,667
Hanesbrands, Inc.(d)
05/15/2024	4.625%	137,000	140,226
05/15/2026	4.875%	136,000	138,617
L Brands, Inc.
11/01/2035	6.875%	235,000	225,620
Lithia Motors, Inc.(d)
08/01/2025	5.250%	54,000	55,656
Penske Automotive Group, Inc.
12/01/2024	5.375%	248,000	249,382
05/15/2026	5.500%	93,000	93,343
PetSmart, Inc.(d)
06/01/2025	5.875%	150,000	144,284
Target Corp.
04/15/2046	3.625%	1,995,000	1,888,812
Total			15,133,378
Supermarkets 0.3%
Kroger Co. (The)
02/01/2047	4.450%	1,920,000	1,859,299
01/15/2048	4.650%	1,545,000	1,536,385
Total			3,395,684
Technology 3.0%
Alpine Finance Merger Sub LLC(d)
08/01/2025	6.875%	93,000	96,294
Apple, Inc.
02/09/2045	3.450%	5,406,000	5,076,472
Broadcom Corp./Cayman Finance Ltd.(d)
01/15/2027	3.875%	7,055,000	7,242,331
Camelot Finance SA(d)
10/15/2024	7.875%	186,000	202,399
CDK Global, Inc.(d)
06/01/2027	4.875%	126,000	129,495
Cisco Systems, Inc.
09/20/2019	1.400%	7,310,000	7,277,390
Equinix, Inc.
01/15/2026	5.875%	84,000	92,329
05/15/2027	5.375%	932,000	1,006,210
First Data Corp.(d)
08/15/2023	5.375%	574,000	601,054
12/01/2023	7.000%	770,000	830,404
01/15/2024	5.750%	895,000	943,792
Gartner, Inc.(d)
04/01/2025	5.125%	510,000	539,320
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Informatica LLC(d)
07/15/2023	7.125%	176,000	179,385
Microsemi Corp.(d)
04/15/2023	9.125%	128,000	147,248
Microsoft Corp.
08/08/2046	3.700%	5,495,000	5,426,922
02/06/2047	4.250%	1,965,000	2,124,631
MSCI, Inc.(d)
11/15/2024	5.250%	447,000	477,978
08/15/2025	5.750%	268,000	290,028
08/01/2026	4.750%	81,000	84,248
Oracle Corp.
07/15/2046	4.000%	2,335,000	2,374,592
PTC, Inc.
05/15/2024	6.000%	281,000	302,987
QUALCOMM, Inc.
05/20/2047	4.300%	1,250,000	1,283,666
Sensata Technologies UK Financing Co. PLC(d)
02/15/2026	6.250%	200,000	218,987
Solera LLC/Finance, Inc.(d)
03/01/2024	10.500%	258,000	297,065
Symantec Corp.(d)
04/15/2025	5.000%	545,000	570,345
Tempo Acquisition LLC/Finance Corp.(d)
06/01/2025	6.750%	142,000	147,445
VeriSign, Inc.
05/01/2023	4.625%	382,000	392,210
VeriSign, Inc.(d)
07/15/2027	4.750%	345,000	350,097
Total			38,705,324
Transportation Services 2.1%
Avis Budget Car Rental LLC/Finance, Inc.(d)
03/15/2025	5.250%	499,000	486,570
ERAC U.S.A. Finance LLC(d)
11/01/2023	2.700%	3,400,000	3,345,987
11/15/2024	3.850%	5,774,000	5,983,048
12/01/2026	3.300%	9,260,000	9,140,879
02/15/2045	4.500%	2,155,000	2,144,723
FedEx Corp.
04/01/2046	4.550%	4,090,000	4,332,091
Hertz Corp. (The)(d)
06/01/2022	7.625%	523,000	516,669
10/15/2024	5.500%	232,000	189,158
Total			26,139,125

10	Columbia Corporate Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.7%
Rogers Communications, Inc.
08/15/2018	6.800%	2,570,000	2,704,866
03/15/2023	3.000%	415,000	419,735
SBA Communications Corp.
09/01/2024	4.875%	891,000	925,956
SFR Group SA(d)
05/15/2022	6.000%	333,000	348,300
05/01/2026	7.375%	639,000	691,895
Sprint Communications, Inc.(d)
11/15/2018	9.000%	311,000	336,429
Sprint Communications, Inc.
11/15/2022	6.000%	448,000	473,209
Sprint Corp.
09/15/2021	7.250%	624,000	690,077
06/15/2024	7.125%	136,000	150,084
02/15/2025	7.625%	535,000	603,378
T-Mobile USA, Inc.
01/15/2026	6.500%	1,101,000	1,224,611
Wind Acquisition Finance SA(d)
04/23/2021	7.375%	96,000	99,829
Total			8,668,369
Wirelines 2.4%
AT&T, Inc.
06/15/2045	4.350%	11,097,000	10,091,501
03/01/2047	5.450%	5,085,000	5,363,999
CenturyLink, Inc.
12/01/2023	6.750%	687,000	730,388
04/01/2025	5.625%	155,000	153,211
Frontier Communications Corp.
09/15/2022	10.500%	54,000	50,794
04/15/2024	7.625%	245,000	199,311
01/15/2025	6.875%	527,000	416,112
09/15/2025	11.000%	344,000	314,906
Level 3 Communications, Inc.
12/01/2022	5.750%	288,000	298,958
Level 3 Financing, Inc.
08/15/2022	5.375%	422,000	434,089
01/15/2024	5.375%	77,000	80,955
03/15/2026	5.250%	33,000	35,053
Telecom Italia Capital SA
09/30/2034	6.000%	91,000	100,245
Telecom Italia SpA(d)
05/30/2024	5.303%	171,000	188,428
Verizon Communications, Inc.
11/01/2042	3.850%	4,079,000	3,508,956
03/15/2055	4.672%	8,527,600	7,833,129
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zayo Group LLC/Capital, Inc.(d)
01/15/2027	5.750%	817,000	866,034
Total			30,666,069
Total Corporate Bonds & Notes (Cost $1,101,707,076)			1,126,187,704

Foreign Government Obligations(h) 0.1%

Canada 0.0%
NOVA Chemicals Corp.(d)
06/01/2024	4.875%	236,000	237,854
06/01/2027	5.250%	244,000	244,862
Total			482,716
Mexico 0.1%
Petroleos Mexicanos
06/27/2044	5.500%	334,000	305,986
09/21/2047	6.750%	666,000	700,799
Total			1,006,785
United Arab Emirates 0.0%
DAE Funding LLC(d),(g)
08/01/2024	5.000%	232,000	236,788
Total Foreign Government Obligations (Cost $1,679,786)			1,726,289

Senior Loans 0.0%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Technology 0.0%
Ascend Learning LLC(e),(i)
Term Loan
07/12/2024	0.000%	45,000	45,352
Hyland Software, Inc.(e),(i)
Tranche 1 1st Lien Term Loan
07/01/2022	4.484%	57,080	57,722
Misys Ltd.(e),(i)
1st Lien Term Loan
06/13/2024	4.736%	146,791	147,933
2nd Lien Term Loan
06/13/2025	8.459%	54,571	55,992
Total			306,999
Total Senior Loans (Cost $301,795)			306,999

Columbia Corporate Income Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2017 (Unaudited)
U.S. Treasury Obligations 2.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
12/15/2019	1.375%	30,000,000	29,980,055
Total U.S. Treasury Obligations (Cost $29,787,890)			29,980,055

Money Market Funds 8.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.137%(j),(k)	105,239,461	105,239,461
Total Money Market Funds (Cost $105,235,259)		105,239,461
Total Investments (Cost: $1,239,789,478)		1,263,465,104
Other Assets & Liabilities, Net		8,051,381
Net Assets		1,271,516,485
At July 31, 2017, securities and/or cash totaling $1,984,719 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at July 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 2-Year Note	187	USD	40,456,281	09/2017	—	(17,915)
U.S. Treasury 5-Year Note	1,229	USD	145,204,430	09/2017	89,193	—
U.S. Ultra Bond	192	USD	31,584,000	09/2017	157,254	—
Total			217,244,711		246,447	(17,915)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Long Bond	(542)	USD	(82,909,062)	09/2017	—	(236,669)
U.S. Treasury 10-Year Note	(679)	USD	(85,479,734)	09/2017	—	(47,315)
U.S. Treasury Ultra 10-Year Note	(464)	USD	(62,661,750)	09/2017	—	(17,328)
Total			(231,050,546)		—	(301,312)
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2017, the value of these securities amounted to $9,525, which represents less than 0.01% of net assets.
(b)	Non-income producing investment.
(c)	Negligible market value.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2017, the value of these securities amounted to $240,608,195, which represents 18.92% of net assets.
(e)	Variable rate security.
12	Columbia Corporate Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2017, the value of these securities amounted to $86,665, which represents less than 0.01% of net assets.
(g)	Represents a security purchased on a when-issued basis.
(h)	Principal and interest may not be guaranteed by the government.
(i)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of July 31, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(j)	The rate shown is the seven-day current annualized yield at July 31, 2017.
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.137%	88,021,127	129,665,700	(112,447,366)	105,239,461	(2,053)	197,600	105,239,461
Abbreviation Legend
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At July 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,239,789,000	32,994,000	(9,318,000)	23,676,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Columbia Corporate Income Fund | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Financials	24,596	—	—	—	24,596
Corporate Bonds & Notes	—	1,126,178,179	9,525	—	1,126,187,704
Foreign Government Obligations	—	1,726,289	—	—	1,726,289
Senior Loans	—	306,999	—	—	306,999
U.S. Treasury Obligations	29,980,055	—	—	—	29,980,055
Money Market Funds	—	—	—	105,239,461	105,239,461
Total Investments	30,004,651	1,128,211,467	9,525	105,239,461	1,263,465,104
Derivatives
Asset
Futures Contracts	246,447	—	—	—	246,447
Liability
Futures Contracts	(319,227)	—	—	—	(319,227)
Total	29,931,871	1,128,211,467	9,525	105,239,461	1,263,392,324
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds and common stocks classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.
14	Columbia Corporate Income Fund | Quarterly Report 2017

Portfolio of Investments
Multi-Manager Directional Alternative Strategies Fund, July 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 72.7%
Issuer	Shares	Value ($)
Consumer Discretionary 6.1%
Auto Components 0.4%
BorgWarner, Inc.	45,220	2,113,583
Hella KGaA Hueck & Co.	6,960	368,294
Linamar Corp	6,958	381,344
Magna International, Inc.	21,121	1,007,303
Total		3,870,524
Automobiles 0.1%
Fiat Chrysler Automobiles NV(a)	97,226	1,173,981
Diversified Consumer Services 0.1%
Benesse Holdings, Inc.	21,800	834,327
Hotels, Restaurants & Leisure 1.1%
Aristocrat Leisure Ltd.	26,532	430,254
Autogrill SpA	55,019	653,269
Carnival PLC	8,022	541,913
Darden Restaurants, Inc.(b)	81,183	6,809,630
Genting Singapore PLC	451,000	387,496
Melco Resorts & Entertainment Ltd., ADR(b)	44,847	905,909
Six Flags Entertainment Corp.	26,811	1,524,742
TUI AG	10,752	168,958
Total		11,422,171
Internet & Direct Marketing Retail 0.7%
Liberty Interactive Corp., Class A(a)	99,025	2,370,658
Priceline Group, Inc. (The)(a),(b)	514	1,042,649
Start Today Co., Ltd.	114,500	3,230,818
Vipshop Holdings Ltd., ADR(a)	98,453	1,210,972
Total		7,855,097
Leisure Products 0.3%
Brunswick Corp.(b)	38,215	2,163,351
Hasbro, Inc.(b)	8,469	896,698
Total		3,060,049
Media 2.7%
21st Century Fox, Inc., Class A	87,914	2,558,297
CBS Corp., Class B Non Voting(b)	35,755	2,353,752
Comcast Corp., Class A(b)	97,901	3,960,095
Discovery Communications, Inc., Class A(a),(b)	70,291	1,729,159
GEDI Gruppo Editoriale SpA(a)	5,864	5,463
Interpublic Group of Companies, Inc. (The)(b)	82,323	1,779,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Liberty Broadband Corp. Class C(a),(b)	7,886	782,133
Liberty Global PLC LiLAC(a),(b)	32,749	835,754
Liberty Global PLC, Class C(a),(b)	112,493	3,686,396
Omnicom Group, Inc.(b)	20,067	1,580,075
ProSiebenSat.1 Media AG	50,188	2,011,116
Quebecor, Inc., Class B	5,166	179,044
Scripps Networks Interactive, Inc., Class A(b)	22,909	2,002,476
Shaw Communications Inc	3,501	77,953
Time Warner, Inc.(b)	34,426	3,525,911
WPP PLC	73,950	1,508,427
Total		28,575,051
Multiline Retail 0.2%
Canadian Tire Corp., Ltd., Class A	8,018	915,213
Dollarama, Inc.	14,422	1,409,752
Total		2,324,965
Specialty Retail 0.4%
Foot Locker, Inc.(b)	23,086	1,089,428
Home Depot, Inc. (The)	9,366	1,401,154
Lowe’s Companies, Inc.(b)	16,184	1,252,642
TJX Companies, Inc. (The)	16,908	1,188,801
Total		4,932,025
Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA	35,342	949,720
Total Consumer Discretionary		64,997,910
Consumer Staples 1.9%
Beverages 0.5%
Coca-Cola Amatil Ltd.	150,770	992,811
Coca-Cola Bottlers Japan, Inc.	47,400	1,429,673
Coca-Cola European Partners PLC(b)	57,657	2,492,512
Total		4,914,996
Food & Staples Retailing 0.4%
Alimentation Couche-Tard, Inc., Class B	5,400	256,064
CVS Health Corp.(b)	24,332	1,944,856
George Weston Ltd.	1,504	131,358
Metro, Inc.	7,279	246,555
Tesco PLC(a)	857,723	1,971,387
Total		4,550,220

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 0.8%
Greencore Group PLC	461,086	1,361,503
Leroy Seafood Group ASA	103,216	598,987
Marine Harvest ASA	139,202	2,593,601
Nomad Foods Ltd.(a),(b)	159,257	2,269,412
SalMar ASA	16,570	430,959
Saputo, Inc.	16,837	570,709
Suedzucker AG	49,335	1,053,003
Total		8,878,174
Household Products —%
Essity AB, Class B(a)	7,198	208,706
Tobacco 0.2%
Altria Group, Inc.(b)	26,248	1,705,333
Swedish Match AB	5,260	185,023
Total		1,890,356
Total Consumer Staples		20,442,452
Energy 3.8%
Energy Equipment & Services 0.1%
NCS Multistage Holdings, Inc.(a)	57,069	1,281,199
Oil, Gas & Consumable Fuels 3.7%
Anadarko Petroleum Corp.	33,317	1,521,587
Andeavor	22,908	2,280,033
ARC Resources Ltd.	7,873	108,552
Chevron Corp.	15,274	1,667,768
Cimarex Energy Co.	9,992	989,508
Diamondback Energy, Inc.(a)	26,774	2,567,091
EnCana Corp.	55,986	563,565
Energen Corp.(a),(b)	56,701	3,021,029
Enerplus Corp.	161,443	1,456,775
ENI SpA	32,956	521,608
EQT Corp.	43,445	2,767,446
Galp Energia SGPS SA	27,136	434,954
Gulfport Energy Corp.(a)	95,103	1,200,200
Hurricane Energy PLC(a)	2,741,781	1,085,252
Husky Energy, Inc.(a)	18,644	215,787
Jagged Peak Energy, Inc.(a)	87,799	1,243,234
JX Holdings, Inc.	207,600	922,788
Kosmos Energy Ltd.(a)	56,689	374,147
Common Stocks (continued)
Issuer	Shares	Value ($)
Marathon Petroleum Corp.	36,927	2,067,543
Neste OYJ	40,864	1,771,970
Parsley Energy, Inc., Class A(a),(b)	67,112	1,965,039
Pioneer Natural Resources Co.	15,228	2,483,687
Royal Dutch Shell PLC, Class B	5,922	168,146
RSP Permian, Inc.(a)	80,238	2,756,978
Suncor Energy, Inc.	3,232	105,430
Targa Resources Corp.	40,821	1,894,503
Total SA	32,327	1,644,024
WildHorse Resource Development Corp.(a)	53,483	707,045
Total		38,505,689
Total Energy		39,786,888
Financials 12.6%
Banks 5.7%
Bank of America Corp.(b)	206,399	4,978,344
Bank of Montreal	10,629	806,159
Bank of Nova Scotia (The)	99,067	6,171,673
BB&T Corp.(b)	30,362	1,436,730
Canadian Imperial Bank of Commerce	74,909	6,502,227
Citigroup, Inc.(b)	74,115	5,073,172
Citizens Financial Group, Inc.(b)	25,552	896,364
East West Bancorp, Inc.(b)	24,996	1,424,272
Fifth Third Bancorp(b)	64,543	1,723,298
Huntington Bancshares, Inc.(b)	176,395	2,337,234
ICICI Bank Ltd., ADR	14,005	130,386
Intesa Sanpaolo SpA	137,822	440,515
JPMorgan Chase & Co.(b)	45,931	4,216,466
Lloyds Banking Group PLC	1,438,667	1,244,825
Mediobanca SpA	4,651	48,534
National Bank of Canada	201,598	9,079,389
Nedbank Group Ltd.	50,928	846,575
Regions Financial Corp.	105,105	1,534,533
Royal Bank of Canada	6,315	471,111
SunTrust Banks, Inc.(b)	24,744	1,417,584
Toronto-Dominion Bank (The)	83,249	4,291,488
U.S. Bancorp(b)	38,533	2,033,772
Wells Fargo & Co.(b)	65,702	3,543,966
Total		60,648,617

The accompanying Notes to Financial Statements are an integral part of this statement.
2	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 0.8%
Charles Schwab Corp. (The)(b)	55,771	2,392,576
Goldman Sachs Group, Inc. (The)(b)	6,540	1,473,658
Morgan Stanley	11,576	542,914
Raymond James Financial, Inc.(b)	22,334	1,857,965
State Street Corp.(b)	15,398	1,435,556
TD Ameritrade Holding Corp.(b)	29,349	1,342,130
Total		9,044,799
Consumer Finance 1.0%
Capital One Financial Corp.(b)	17,080	1,471,954
Discover Financial Services(b)	43,161	2,630,231
Navient Corp.(b)	135,830	2,003,493
SLM Corp.(a)	188,795	2,091,849
Synchrony Financial	69,687	2,112,910
Total		10,310,437
Diversified Financial Services 0.8%
Berkshire Hathaway, Inc., Class B(a),(b)	44,837	7,845,130
First Pacific Co., Ltd.	202,000	151,176
Industrivarden AB, Class C	13,841	336,005
Total		8,332,311
Insurance 2.6%
Ageas	19,034	857,698
Alleghany Corp.(a),(b)	2,641	1,619,831
Allstate Corp. (The)	21,118	1,921,738
American International Group, Inc.	25,379	1,661,056
Aon PLC	13,989	1,932,860
ASR Nederland NV	6,826	258,176
Assicurazioni Generali SpA	48,147	873,755
Athene Holding Ltd., Class A(a),(b)	64,913	3,280,054
Chubb Ltd.	11,814	1,730,278
Industrial Alliance Insurance & Financial Services, Inc.	9,369	434,652
Marsh & McLennan Companies, Inc.	19,860	1,548,484
MetLife, Inc.(b)	31,511	1,733,105
NN Group NV	22,399	909,232
Power Corp. of Canada	29,200	710,122
Prudential Financial, Inc.(b)	5,920	670,322
Sompo Holdings, Inc.	37,400	1,466,911
Swiss Life Holding AG, Registered Shares	175	63,886
Common Stocks (continued)
Issuer	Shares	Value ($)
Swiss Re AG	15,294	1,474,911
Talanx AG	13,321	549,800
Travelers Companies, Inc. (The)(b)	9,504	1,217,367
Unipol Gruppo Finanziario SpA	108,644	509,307
Unum Group	32,119	1,610,126
Zurich Insurance Group AG	1,740	530,485
Total		27,564,156
Mortgage Real Estate Investment Trusts (REITS) 1.7%
AGNC Investment Corp.(b)	419,332	8,881,452
Annaly Capital Management Inc(b)	727,217	8,748,420
Total		17,629,872
Total Financials		133,530,192
Health Care 13.2%
Biotechnology 3.8%
AbbVie, Inc.(b)	119,832	8,377,455
Amgen, Inc.(b)	51,649	9,013,267
Biogen, Inc.(a),(b)	17,424	5,045,816
Celgene Corp.(a),(b)	11,857	1,605,556
Galapagos NV(a)	3,030	241,400
Gilead Sciences, Inc.(b)	153,141	11,652,499
United Therapeutics Corp.(a),(b)	38,890	4,993,476
Total		40,929,469
Health Care Equipment & Supplies 1.3%
Align Technology, Inc.(a),(b)	27,702	4,632,606
DiaSorin SpA	4,222	367,853
GN Store Nord	25,045	762,243
Straumann Holding AG, Registered Shares	1,063	600,785
Varian Medical Systems, Inc.(a),(b)	66,214	6,430,704
Zimmer Biomet Holdings, Inc.(b)	8,711	1,056,819
Total		13,851,010
Health Care Providers & Services 4.2%
Anthem, Inc.(b)	14,727	2,742,315
Cardinal Health, Inc.(b)	18,596	1,436,727
Centene Corp.(a),(b)	55,992	4,446,884
CIGNA Corp.(b)	26,098	4,529,569
DaVita, Inc.(a),(b)	24,112	1,561,975
Express Scripts Holding Co.(a),(b)	110,162	6,900,548
Humana, Inc.(b)	33,049	7,640,929

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Laboratory Corp. of America Holdings(a),(b)	14,103	2,241,108
McKesson Corp.(b)	8,914	1,442,909
Quest Diagnostics, Inc.	14,814	1,604,504
UnitedHealth Group, Inc.(b)	42,866	8,222,127
Universal Health Services, Inc., Class B(b)	14,960	1,658,017
Total		44,427,612
Life Sciences Tools & Services 0.1%
Lonza Group AG, Registered Shares	1,465	348,467
Waters Corp.(a)	5,494	952,879
Total		1,301,346
Pharmaceuticals 3.8%
Dainippon Sumitomo Pharma Co., Ltd.	83,300	1,166,863
GlaxoSmithKline PLC	101,277	2,023,749
H Lundbeck A/S	32,001	1,922,938
Johnson & Johnson(b)	103,419	13,725,770
Merck & Co., Inc.(b)	219,430	14,017,188
Mitsubishi Tanabe Pharma Corp.	14,000	333,280
Novo Nordisk A/S, Class B	17,923	764,878
Orion Oyj, Class B	11,052	559,052
Pfizer, Inc.(b)	47,512	1,575,498
Recordati SpA	14,423	616,370
Roche Holding AG, Genusschein Shares	6,331	1,603,456
Sanofi, ADR(b)	19,739	934,839
STADA Arzneimittel AG	8,448	658,049
UCB SA	2,070	150,851
Total		40,052,781
Total Health Care		140,562,218
Industrials 7.0%
Aerospace & Defense 2.4%
BAE Systems PLC	121,644	965,390
CAE, Inc.	22,614	383,263
General Dynamics Corp.(b)	16,822	3,302,663
Huntington Ingalls Industries, Inc.(b)	11,011	2,269,477
L-3 Communications Corp.(b)	7,401	1,294,953
Leonardo-Finmeccanica SpA	57,366	1,000,313
Lockheed Martin Corp.(b)	11,867	3,466,707
Northrop Grumman Corp.(b)	7,990	2,102,409
Raytheon Co.(b)	21,653	3,719,336
Common Stocks (continued)
Issuer	Shares	Value ($)
Saab AB, Class B	13,085	607,266
Spirit AeroSystems Holdings, Inc., Class A	16,153	976,126
Textron, Inc.(b)	66,990	3,291,219
United Technologies Corp.(b)	20,910	2,479,299
Total		25,858,421
Air Freight & Logistics 0.1%
bpost SA	26,880	736,487
Deutsche Post AG	1,505	58,437
Total		794,924
Airlines 0.4%
Air Canada(a)	60,953	969,479
Delta Air Lines, Inc.	20,585	1,016,076
Deutsche Lufthansa AG, Registered Shares	43,983	946,319
United Continental Holdings, Inc.(a)	11,110	751,925
WestJet Airlines Ltd.	8,140	162,245
Total		3,846,044
Building Products 0.4%
dorma+kaba Holding AG, Class B Registered Shares	447	398,484
Masco Corp.	68,432	2,609,312
Owens Corning	24,293	1,628,846
Total		4,636,642
Commercial Services & Supplies 0.2%
Babcock International Group PLC	177,462	1,977,341
ISS A/S	3,395	139,264
Total		2,116,605
Construction & Engineering 0.3%
Hochtief AG	2,656	474,770
NCC AB, Class B	22,309	580,811
Tutor Perini Corp.(a)	42,963	1,142,816
VINCI SA	12,311	1,103,817
Total		3,302,214
Electrical Equipment 1.0%
ABB Ltd.	5,587	131,160
AMETEK, Inc.(b)	34,016	2,094,705
Eaton Corp. PLC	29,684	2,322,773
EnerSys	7,723	558,141
Melrose Industries PLC	252,542	774,366
OSRAM Licht AG	3,844	320,858

The accompanying Notes to Financial Statements are an integral part of this statement.
4	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Philips Lighting NV	11,619	441,522
Prysmian SpA	39,780	1,273,827
Vestas Wind Systems A/S	21,917	2,142,073
Total		10,059,425
Industrial Conglomerates 0.9%
General Electric Co.	64,736	1,657,889
Honeywell International, Inc.(b)	17,072	2,323,841
Koninklijke Philips NV	67,134	2,573,344
NWS Holdings Ltd.	80,000	153,046
Rheinmetall AG	15,128	1,511,480
Siemens AG, Registered Shares	13,032	1,770,281
Total		9,989,881
Machinery 0.6%
Cargotec OYJ, Class B	4,619	282,147
Georg Fischer AG, Registered Shares	379	431,150
Illinois Tool Works, Inc.	11,845	1,666,710
Snap-On, Inc.	8,036	1,239,151
Stanley Black & Decker, Inc.	8,877	1,248,905
WABCO Holdings, Inc.(a)	9,439	1,298,523
Yangzijiang Shipbuilding Holdings Ltd.	338,000	352,686
Total		6,519,272
Professional Services 0.6%
Adecco Group AG, Registered Shares	18,227	1,391,130
Nielsen Holdings PLC(b)	57,527	2,474,236
Randstad Holding NV	10,511	634,340
Robert Half International, Inc.(b)	25,135	1,137,359
Wolters Kluwer NV	15,716	699,812
Total		6,336,877
Road & Rail —%
Nippon Express Co., Ltd.	41,000	261,818
Trading Companies & Distributors 0.1%
Air Lease Corp.	17,739	702,110
Total Industrials		74,424,233
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 19.4%
Communications Equipment 0.7%
Brocade Communications Systems, Inc.	15,181	191,736
Cisco Systems, Inc.(b)	69,642	2,190,241
CommScope Holding Co., Inc.(a),(b)	27,276	1,003,211
Harris Corp.(b)	35,380	4,049,949
Total		7,435,137
Electronic Equipment, Instruments & Components 1.4%
Arrow Electronics, Inc.(a),(b)	41,463	3,370,527
CDW Corp.(b)	34,100	2,162,963
Flex Ltd.(a),(b)	257,054	4,110,293
Hitachi High-Technologies Corp.	10,000	368,089
Hitachi Ltd.	47,000	323,351
Jabil, Inc.(b)	67,541	2,060,001
Nippon Electric Glass Co., Ltd.	7,400	261,956
TE Connectivity Ltd.(b)	30,230	2,430,190
Total		15,087,370
Internet Software & Services 4.4%
Alibaba Group Holding Ltd., ADR(a),(b)	20,825	3,226,834
Alphabet, Inc., Class A(a),(b)	12,836	12,136,438
Alphabet, Inc., Class C(a),(b)	6,162	5,733,741
Baidu, Inc., ADR(a),(b)	10,301	2,331,631
DeNA Co., Ltd.	54,100	1,188,529
eBay, Inc.(a),(b)	193,554	6,915,684
Mixi, Inc.	84,000	4,616,610
Moneysupermarket.com Group PLC	360,035	1,577,576
NetEase, Inc., ADR(b)	14,464	4,502,354
VeriSign, Inc.(a)	7,426	751,288
Yandex NV, Class A(a),(b)	30,402	881,050
YY, Inc., ADR(a),(b)	31,433	2,247,460
Total		46,109,195
IT Services 1.5%
Alliance Data Systems Corp.	3,333	804,686
Amdocs Ltd.(b)	41,153	2,764,247
Capgemini SE	23,685	2,579,525
CGI Group, Inc., Class A(a)	2,009	106,078
DXC Technology Co.(b)	64,302	5,039,991
Equiniti Group PLC(c)	88,156	305,903

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
EVERTEC, Inc.(b)	43,507	776,600
Leidos Holdings, Inc.(b)	48,501	2,591,893
PayPal Holdings, Inc.(a),(b)	17,384	1,017,833
Total		15,986,756
Semiconductors & Semiconductor Equipment 3.5%
ASM International NV	10,171	612,376
ASM Pacific Technology Ltd.	38,900	502,734
Broadcom Ltd.(b)	19,031	4,694,186
Dialog Semiconductor PLC(a)	21,132	923,218
Infineon Technologies AG	40,412	879,534
Intel Corp.(b)	41,246	1,462,996
KLA-Tencor Corp.(b)	25,722	2,382,629
Marvell Technology Group Ltd.(b)	194,617	3,028,240
Maxim Integrated Products, Inc.(b)	23,684	1,076,201
Micron Technology, Inc.(a),(b)	120,714	3,394,478
ON Semiconductor Corp.(a),(b)	276,121	4,128,009
Qorvo, Inc.(a)	7,965	546,080
STMicroelectronics NV	59,909	1,023,380
Texas Instruments, Inc.(b)	46,401	3,776,113
Tokyo Electron Ltd.	54,300	7,636,631
Versum Materials, Inc.	35,716	1,259,346
Total		37,326,151
Software 3.4%
Activision Blizzard, Inc.(b)	19,069	1,178,083
CA, Inc.(b)	163,539	5,076,251
Citrix Systems, Inc.(a),(b)	9,996	789,484
Constellation Software, Inc.	1,086	585,051
Dell Technologies, Inc. - VMware, Inc., Class V(a),(b)	46,412	2,982,899
Electronic Arts, Inc.(a),(b)	12,364	1,443,373
Gemalto NV	2,487	126,773
Microsoft Corp.(b)	64,959	4,722,519
Oracle Corp.(b)	90,765	4,531,897
Software AG	24,192	1,058,622
Synopsys, Inc.(a),(b)	81,329	6,227,362
Temenos Group AG	14,165	1,369,696
Trend Micro, Inc.	3,100	155,038
VMware, Inc., Class A(a),(b)	63,759	5,911,097
Total		36,158,145
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc.(b)	18,613	2,768,312
Brother Industries Ltd.	78,200	1,995,232
Canon, Inc.	60,000	2,087,450
Hewlett Packard Enterprise Co.(b)	218,821	3,831,556
HP, Inc.(b)	438,484	8,375,044
Konica Minolta, Inc.	37,900	313,933
NetApp, Inc.(b)	176,120	7,647,130
Seagate Technology PLC(b)	115,152	3,795,410
Seiko Epson Corp.	256,400	6,749,076
Western Digital Corp.(b)	47,100	4,009,152
Xerox Corp.(b)	208,141	6,383,684
Total		47,955,979
Total Information Technology		206,058,733
Materials 4.4%
Chemicals 1.3%
Celanese Corp., Class A	18,602	1,788,954
Covestro AG	30,430	2,363,832
Evonik Industries AG	3,939	134,294
FMC Corp.	12,871	983,087
Koninklijke DSM NV	1,952	144,147
Methanex Corp.	7,101	314,853
Mitsubishi Gas Chemical Co., Inc.	45,400	1,047,451
Mitsui Chemicals, Inc.	31,000	176,115
PPG Industries, Inc.(b)	19,145	2,015,011
Sika AG	113	778,887
Solvay SA	6,640	953,471
Umicore SA	6,940	557,673
Valvoline, Inc.	62,321	1,412,817
Yara International ASA	27,476	1,094,798
Total		13,765,390
Construction Materials 0.2%
Cemex SAB de CV, ADR(a)	174,716	1,696,492
LafargeHolcim Ltd., Registered Shares	2,039	121,988
Wienerberger AG	34,309	789,556
Total		2,608,036

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 1.1%
Berry Global Group, Inc.(a),(b)	39,786	2,231,199
Billerudkorsnas AB	27,443	434,055
Crown Holdings, Inc.(a)	32,059	1,906,549
Graphic Packaging Holding Co.(b)	180,523	2,381,098
RPC Group PLC	197,607	2,336,076
WestRock Co.(b)	37,937	2,178,342
Total		11,467,319
Metals & Mining 1.6%
Aurubis AG	4,441	395,766
Boliden AB	29,539	927,827
Fortescue Metals Group Ltd.	802,224	3,687,192
Rio Tinto Ltd.	106,981	5,639,558
Salzgitter AG	16,612	745,610
South32 Ltd.	1,370,587	3,196,693
Steel Dynamics, Inc.	34,621	1,225,930
Stornoway Diamond Corp.(a)	1,701,806	1,078,345
SunCoke Energy, Inc.(a)	60,362	540,240
Total		17,437,161
Paper & Forest Products 0.2%
Holmen AB, Class B	9,327	421,192
UPM-Kymmene OYJ	30,360	826,984
West Fraser Timber Co., Ltd.	9,285	493,388
Total		1,741,564
Total Materials		47,019,470
Real Estate 1.4%
Real Estate Management & Development 1.4%
Hang Lung Group Ltd.	159,000	603,959
Kerry Properties Ltd.	541,500	1,897,559
New World Development Co., Ltd.	3,795,000	5,124,949
Sun Hung Kai Properties Ltd.	32,000	495,113
Wharf Holdings Ltd. (The)	518,000	4,402,817
Wheelock & Co., Ltd.	251,000	1,891,410
Total		14,415,807
Total Real Estate		14,415,807
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 1.6%
Diversified Telecommunication Services 0.4%
Proximus SADP	6,607	232,256
TDC A/S	183,169	1,129,818
Telecom Italia SpA(a)	583,178	600,964
Telecom Italia SpA, Savings Shares	401,178	329,353
Verizon Communications, Inc.(b)	37,537	1,816,791
Total		4,109,182
Wireless Telecommunication Services 1.2%
KDDI Corp.	222,000	5,882,329
NTT DoCoMo, Inc.	250,200	5,810,143
Vodafone Group PLC	549,242	1,608,768
Total		13,301,240
Total Telecommunication Services		17,410,422
Utilities 1.3%
Electric Utilities 0.3%
EDP-Energias de Portugal SA	81,356	288,928
Enel SpA	361,125	2,062,260
Kyushu Electric Power Co., Inc.	29,400	348,157
Total		2,699,345
Gas Utilities 0.4%
Gas Natural SDG SA	129,775	3,040,292
Osaka Gas Co., Ltd.	294,000	1,177,506
Total		4,217,798
Independent Power and Renewable Electricity Producers 0.3%
AES Corp. (The)(b)	148,822	1,663,830
Uniper SE	48,500	998,435
Total		2,662,265
Multi-Utilities 0.3%
A2A SpA	815,801	1,388,742
AGL Energy Ltd.	86,595	1,669,875
Atco Ltd., Class I	15,826	589,120
Hera	22,070	71,325
Total		3,719,062
Total Utilities		13,298,470
Total Common Stocks (Cost $690,308,209)		771,946,795

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2017 (Unaudited)
Limited Partnerships 0.7%
Issuer	Shares	Value ($)
Energy 0.7%
Oil, Gas & Consumable Fuels 0.7%
Boardwalk Pipeline Partners LP(b)	145,820	2,441,027
Enterprise Products Partners LP	75,542	2,054,742
MPLX LP	24,866	903,879
Viper Energy Partners LP(b)	100,678	1,711,526
Total		7,111,174
Total Energy		7,111,174
Total Limited Partnerships (Cost $6,906,194)		7,111,174

Preferred Stocks 0.1%
Issuer	Coupon Rate	Shares	Value ($)
Consumer Discretionary 0.1%
Auto Components —%
Schaeffler AG	—	23,574	329,023
Automobiles 0.1%
Volkswagen AG	—	6,993	1,077,009
Total Consumer Discretionary			1,406,032
Total Preferred Stocks (Cost $1,430,810)			1,406,032

Money Market Funds 17.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.137%(d),(e)	190,089,539	190,089,539
Total Money Market Funds (Cost $190,087,320)		190,089,539
Total Investments (Cost $888,732,533)		970,553,540

Investments Sold Short (33.0)

Common Stocks (32.8)%
Issuer	Shares	Value ($)
Consumer Discretionary (5.0)%
Auto Components (0.1)%
Autoliv, Inc.	(12,463)	(1,350,865)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Automobiles (0.6)%
Bayerische Motoren Werke AG	(1,344)	(123,639)
Tesla Motors, Inc.(a)	(12,896)	(4,171,469)
Thor Industries, Inc.	(16,840)	(1,774,094)
Total		(6,069,202)
Diversified Consumer Services (0.1)%
Houghton Mifflin Harcourt Co.(a)	(86,195)	(1,030,030)
Hotels, Restaurants & Leisure (0.5)%
Buffalo Wild Wings, Inc.(a)	(6,077)	(653,278)
Cracker Barrel Old Country Store, Inc.	(6,637)	(1,031,722)
Domino’s Pizza Enterprises Ltd.	(16,386)	(698,564)
Domino’s Pizza, Inc.	(3,845)	(717,093)
Dunkin’ Brands Group, Inc.	(17,706)	(938,949)
Norwegian Cruise Line Holdings Ltd.(a)	(16,735)	(921,596)
Restaurant Brands International, Inc.	(2,120)	(126,307)
Texas Roadhouse, Inc.	(16,454)	(778,274)
Total		(5,865,783)
Internet & Direct Marketing Retail (0.6)%
Netflix, Inc.(a)	(5,487)	(996,768)
Wayfair, Inc., Class A(a)	(27,159)	(2,073,590)
Yoox Net-A-Porter Group SpA(a)	(35,372)	(1,170,361)
Zalando SE(a)	(39,116)	(1,751,044)
Total		(5,991,763)
Leisure Products (0.0)%
Amer Sports Oyj	(17,956)	(482,518)
Media (1.6)%
Altice NV, Class A(a)	(134,144)	(3,311,768)
Charter Communications, Inc., Class A(a)	(14,021)	(5,494,970)
Eutelsat Communications SA	(35,368)	(958,374)
Liberty Global PLC LiLAC(a)	(22,059)	(562,946)
Mediaset SpA(a)	(40,728)	(159,395)
Pearson PLC	(169,174)	(1,467,594)
ProSiebenSat.1 Media SE	(4,975)	(199,356)
Schibsted ASA, Class A	(25,775)	(657,909)
SES SA FDR	(44,012)	(1,035,516)
Telenet Group Holding NV(a)	(8,720)	(608,938)

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2017 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Television Francaise 1	(105,495)	(1,547,326)
Viacom, Inc., Class B	(28,356)	(990,192)
Total		(16,994,284)
Multiline Retail (0.5)%
Dollar General Corp.	(13,980)	(1,050,737)
Dollarama, Inc.	(7,043)	(688,454)
Don Quijote Holdings Co., Ltd.	(48,700)	(1,768,727)
Isetan Mitsukoshi Holdings Ltd.	(45,300)	(441,455)
Kohl’s Corp.	(22,072)	(912,677)
Total		(4,862,050)
Specialty Retail (0.5)%
CarMax, Inc.(a)	(23,225)	(1,538,656)
Fielmann AG	(5,279)	(424,201)
Hennes & Mauritz AB, Class B	(62,087)	(1,618,732)
JB Hi-Fi Ltd.	(35,951)	(747,894)
Kingfisher PLC	(175,986)	(683,585)
Total		(5,013,068)
Textiles, Apparel & Luxury Goods (0.5)%
Cie Financiere Richemont SA, Class A, Registered Shares	(8,417)	(715,090)
Columbia Sportswear Co.	(14,936)	(904,823)
Gildan Activewear, Inc.	(30,131)	(907,847)
Gildan Activewear, Inc.	(11,077)	(333,798)
Pandora Media, Inc.	(11,532)	(1,327,174)
Salvatore Ferragamo SpA	(9,763)	(283,273)
Under Armour, Inc., Class A(a)	(47,865)	(958,257)
Total		(5,430,262)
Total Consumer Discretionary		(53,089,825)
Consumer Staples (1.4)%
Beverages (0.5)%
Anheuser-Busch InBev SA/NV	(26,769)	(3,225,956)
Boston Beer Co., Inc. (The), Class A(a)	(6,947)	(1,089,289)
Remy Cointreau SA	(4,321)	(497,556)
Total		(4,812,801)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing (0.2)%
Caseys General Stores, Inc.	(11,438)	(1,221,007)
Costco Wholesale Corp.	(5,393)	(854,844)
Empire Co., Ltd., Class A	(16,315)	(265,123)
Total		(2,340,974)
Food Products (0.5)%
Aryzta AG	(28,466)	(914,963)
Chocoladefabriken Lindt & Spruengli AG	(260)	(1,480,221)
McCormick & Co., Inc.	(9,575)	(912,498)
Snyders-Lance, Inc.	(26,642)	(926,875)
TreeHouse Foods, Inc.(a)	(14,541)	(1,233,513)
Total		(5,468,070)
Personal Products (0.2)%
Coty, Inc., Class A	(82,495)	(1,689,497)
Total Consumer Staples		(14,311,342)
Energy (6.6)%
Energy Equipment & Services (3.0)%
Core Laboratories NV	(31,156)	(3,132,113)
Halliburton Co.	(141,671)	(6,012,517)
Helmerich & Payne	(51,206)	(2,592,048)
National Oilwell Varco, Inc.	(144,268)	(4,719,006)
RPC, Inc.	(59,084)	(1,223,629)
Saipem SpA(a)	(193,877)	(794,110)
SBM Offshore NV	(29,561)	(511,267)
Schlumberger Ltd.	(87,013)	(5,969,092)
Tenaris SA	(226,744)	(3,594,139)
Vallourec SA(a)	(214,604)	(1,268,209)
Weatherford International PLC(a)	(365,337)	(1,629,403)
Total		(31,445,533)
Oil, Gas & Consumable Fuels (3.6)%
AltaGas, Ltd.	(19,161)	(446,001)
Antero Resources Corp.(a)	(60,825)	(1,254,211)
Apache Corp.	(48,537)	(2,401,611)
Cameco Corp.	(85,861)	(879,443)
Carrizo Oil & Gas, Inc.(a)	(98,971)	(1,559,783)
Cheniere Energy, Inc.(a)	(111,737)	(5,050,512)
Continental Resources, Inc.(a)	(108,229)	(3,618,095)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2017 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Crescent Point Energy Corp.	(51,900)	(407,957)
Ecopetrol SA ADR	(64,658)	(603,906)
Enbridge, Inc.	(34,763)	(1,440,988)
Eni SpA, ADR	(31,629)	(998,844)
Hess Corp.	(112,808)	(5,024,468)
Hollyfrontier Corp.	(84,356)	(2,432,827)
International Petroleum Corp.(a)	(37,538)	(130,182)
Keyera Corp.	(7,634)	(238,557)
Koninklijke Vopak NV	(1,809)	(86,227)
Lundin Petroleum AB(a)	(182,276)	(4,147,254)
Murphy Oil Corp.	(48,958)	(1,301,304)
Neste OYJ	(27,340)	(1,185,534)
Parsley Energy, Inc.(a)	(29,374)	(860,071)
Peyto Exploration & Development Corp.	(4,074)	(72,412)
PrairieSky Royalty, Ltd.	(3,894)	(96,698)
Statoil ASA	(18,637)	(349,376)
Tallgrass Energy GP LP	(27,636)	(717,154)
Transcanada Corp.	(19,760)	(1,009,595)
Ultra Petroleum Corp.(a)	(118,879)	(1,223,265)
Whiting Petroleum Corp.(a)	(94,895)	(498,199)
Williams Companies, Inc. (The)	(15,856)	(503,904)
Total		(38,538,378)
Total Energy		(69,983,911)
Financials (5.0)%
Banks (2.7)%
Banco BPM SpA(a)	(226,911)	(830,028)
Banco Comercial Portugues SA(a)	(2,389,395)	(682,816)
BancorpSouth, Inc.	(24,415)	(733,671)
Bankinter SA	(88,347)	(861,573)
BPER Banca	(35,359)	(194,723)
CaixaBank SA	(125,588)	(656,532)
Canadian Western Bank	(43,091)	(967,755)
Commerzbank AG(a)	(225,337)	(2,955,635)
Commonwealth Bank of Australia	(12,057)	(807,757)
Community Bank System, Inc.	(20,464)	(1,123,474)
Cullen/Frost Bankers, Inc.	(7,108)	(645,264)
CVB Financial Corp.	(45,079)	(971,002)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
FinecoBank Banca Fineco SpA	(5,170)	(45,382)
First Financial Bankshares, Inc.	(46,401)	(2,006,843)
Glacier Bancorp, Inc.	(25,446)	(888,574)
M&T Bank Corp.	(4,297)	(701,055)
MB Financial, Inc.	(14,807)	(605,606)
People’s United Financial, Inc.	(49,518)	(863,594)
Prosperity Bancshares, Inc.	(9,930)	(636,513)
Royal Bank of Scotland Group PLC(a)	(1,212,135)	(3,975,839)
Svenska Handelsbanken AB, Class A	(36,485)	(543,176)
Trustmark Corp.	(28,572)	(913,161)
UMB Financial Corp.	(10,864)	(756,786)
UniCredit SpA(a)	(75,599)	(1,489,182)
Unione di Banche Italiane SpA	(77,141)	(373,132)
United Bankshares, Inc.	(23,730)	(818,685)
Valley National Bancorp	(59,014)	(701,086)
Westamerica Bancorporation	(29,093)	(1,591,969)
Total		(28,340,813)
Capital Markets (1.2)%
Aberdeen Asset Management PLC	(157,617)	(685,020)
Azimut Holding SpA	(25,847)	(579,520)
Banca Generali SpA	(15,647)	(555,688)
CI Financial Corp.	(2,557)	(55,703)
Credit Suisse Group AG, Registered Shares	(199,818)	(3,074,918)
Deutsche Bank AG	(37,219)	(664,864)
Eaton Vance Corp.	(36,071)	(1,770,725)
Factset Research Systems, Inc.	(7,277)	(1,216,860)
Financial Engines, Inc.	(26,867)	(1,033,036)
GAM Holding AG	(11,628)	(183,388)
Hargreaves Lansdown PLC	(14,558)	(265,068)
Japan Exchange Group, Inc.	(89,100)	(1,599,106)
WisdomTree Investments, Inc.	(67,377)	(703,416)
Total		(12,387,312)
Consumer Finance (0.3)%
Acom Co., Ltd.(a)	(738,700)	(3,145,872)
Credit Acceptance Corp.(a)	(2,536)	(631,717)
Total		(3,777,589)

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2017 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services (0.0)%
Element Fleet Management Corp.	(31,180)	(236,085)
Onex Corp.	(821)	(65,792)
Total		(301,877)
Insurance (0.7)%
Arch Capital Group Ltd.(a)	(8,576)	(834,102)
Cincinnati Financial Corp.	(14,356)	(1,093,353)
Fairfax Financial Holdings Ltd.	(1,664)	(793,475)
Hiscox, Ltd.	(40,899)	(700,429)
Kemper Corp.	(24,172)	(948,751)
Markel Corp.(a)	(978)	(1,047,937)
Mercury General Corp.	(18,712)	(1,120,661)
RLI Corp.	(21,859)	(1,269,133)
Total		(7,807,841)
Thrifts & Mortgage Finance (0.1)%
New York Community Bancorp, Inc.	(54,531)	(715,992)
Total Financials		(53,331,424)
Health Care (2.3)%
Biotechnology (0.1)%
Juno Therapeutics, Inc.(a)	(34,260)	(974,012)
TESARO, Inc.(a)	(4,346)	(554,810)
Total		(1,528,822)
Health Care Equipment & Supplies (0.8)%
Coloplast A/S, Class B	(17,525)	(1,506,387)
Elekta AB, Class B	(94,905)	(913,927)
IDEXX Laboratories, Inc.(a)	(5,977)	(994,931)
Intuitive Surgical, Inc.(a)	(1,771)	(1,661,658)
Sonova Holding AG, Registered Shares	(5,334)	(865,510)
West Pharmaceutical Services	(14,925)	(1,323,848)
Wright Medical Group NV(a)	(32,622)	(856,980)
Total		(8,123,241)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services (0.3)%
AmerisourceBergen Corp.	(7,232)	(678,506)
Diplomat Pharmacy, Inc.(a)	(38,509)	(611,138)
Henry Schein, Inc.(a)	(3,689)	(672,173)
Teladoc, Inc.(a)	(30,269)	(992,823)
Total		(2,954,640)
Health Care Technology (0.2)%
Medidata Solutions, Inc.(a)	(17,101)	(1,313,528)
Veeva Systems Inc., Class A(a)	(17,382)	(1,108,276)
Total		(2,421,804)
Life Sciences Tools & Services (0.1)%
Illumina, Inc.(a)	(4,937)	(858,298)
QIAGEN NV	(6,479)	(215,714)
Total		(1,074,012)
Pharmaceuticals (0.8)%
Bristol-Myers Squibb Co.	(24,581)	(1,398,659)
Chugai Pharmaceutical Co., Ltd.	(28,500)	(1,142,967)
Eli Lilly & Co.	(16,267)	(1,344,630)
Ono Pharmaceutical Co., Ltd.	(40,900)	(894,718)
Taisho Pharmaceutical Holdings Co., Ltd.	(11,600)	(868,987)
Takeda Pharmaceutical Co., Ltd.	(15,400)	(813,533)
Valeant Pharmaceuticals International, Inc.(a)	(54,773)	(902,376)
Vifor Pharma AG	(9,793)	(1,046,194)
Total		(8,412,064)
Total Health Care		(24,514,583)
Industrials (2.1)%
Aerospace & Defense (0.3)%
Airbus Group SE	(7,931)	(662,844)
Bombardier, Inc., Class B(a)	(181,272)	(364,943)
MTU Aero Engines AG	(8,378)	(1,229,321)
Rolls-Royce Holdings PLC	(114,931)	(1,346,563)
Total		(3,603,671)
Air Freight & Logistics (0.1)%
Panalpina Welttransport Holding AG, Registered Shares	(8,278)	(1,048,715)
Singapore Post, Ltd.	(297,100)	(288,138)
Total		(1,336,853)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2017 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies (0.5)%
Bilfinger SE	(7,853)	(321,237)
Mobile Mini, Inc.	(30,672)	(944,698)
Multi-Color Corp.	(13,111)	(1,055,435)
Ritchie Bros. Auctioneers, Inc.	(43,528)	(1,228,795)
Rollins, Inc.	(17,651)	(766,230)
Stericycle, Inc.(a)	(11,880)	(915,710)
Waste Connections, Inc.	(8,149)	(529,628)
Total		(5,761,733)
Construction & Engineering (0.1)%
Boskalis Westminster	(6,961)	(249,067)
SNC-Lavalin Group, Inc.	(992)	(43,691)
WSP Global, Inc.	(4,844)	(196,635)
Total		(489,393)
Electrical Equipment (0.0)%
Nordex SE(a)	(8,738)	(119,370)
Industrial Conglomerates (0.0)%
Keppel Corp., Ltd.	(18,600)	(87,963)
Machinery (0.5)%
Actuant Corp., Class A	(37,860)	(916,212)
Duerr AG	(364)	(44,383)
Flowserve Corp.	(8,190)	(336,855)
GEA Group AG	(16,865)	(685,691)
Krones AG	(456)	(56,815)
MAN SE	(3,426)	(379,695)
Middleby Corp.(a)	(9,963)	(1,301,965)
OC Oerlikon Corp. AG, Registered Shares	(10,546)	(154,326)
Sun Hydraulics Corp.	(19,666)	(813,386)
Wabtec Corp.	(8,333)	(627,975)
Wartsila OYJ	(1,854)	(123,236)
Total		(5,440,539)
Marine (0.1)%
Kuehne + Nagel International AG, Registered Shares	(6,442)	(1,121,912)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services (0.2)%
Stantec, Inc.	(18,574)	(472,562)
Verisk Analytics, Inc.(a)	(12,249)	(1,068,848)
Total		(1,541,410)
Road & Rail (0.2)%
DSV A/S	(3,023)	(195,173)
Heartland Express, Inc.	(32,316)	(682,837)
JB Hunt Transport Services, Inc.	(9,622)	(872,812)
Old Dominion Freight Line	(7,300)	(700,143)
Total		(2,450,965)
Trading Companies & Distributors (0.0)%
Finning International, Inc.	(3,087)	(62,124)
Transportation Infrastructure (0.1)%
Fraport AG Frankfurt Airport Services Worldwide	(6,907)	(691,896)
Total Industrials		(22,707,829)
Information Technology (4.6)%
Communications Equipment (0.9)%
Arista Networks, Inc.(a)	(13,736)	(2,050,647)
F5 Networks, Inc.(a)	(6,674)	(805,885)
Nokia OYJ	(354,898)	(2,260,291)
Palo Alto Networks, Inc.(a)	(20,210)	(2,663,274)
Telefonaktiebolaget LM Ericsson	(127,359)	(827,365)
Viasat, Inc.(a)	(8,944)	(591,109)
Total		(9,198,571)
Electronic Equipment, Instruments & Components (0.5)%
Cognex Corp.	(9,501)	(903,165)
Hexagon AB, Class B	(38,819)	(1,918,401)
Knowles Corp.(a)	(76,988)	(1,166,368)
National Instruments Corp.	(31,821)	(1,309,116)
Total		(5,297,050)
Internet Software & Services (0.8)%
2U, Inc.(a)	(22,764)	(1,178,037)
58.Com, Inc., ADR(a)	(19,869)	(1,014,312)
Bitauto Holdings Ltd. ADR(a)	(42,637)	(1,347,329)
Cimpress NV(a)	(16,648)	(1,469,020)
Costar Group, Inc.(a)	(4,348)	(1,198,091)

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2017 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Just Eat PLC(a)	(102,365)	(838,050)
Shopify, Inc., Class A(a)	(705)	(64,967)
United Internet AG, Registered Shares	(24,077)	(1,467,587)
Total		(8,577,393)
IT Services (0.4)%
Acxiom Corp.(a)	(30,059)	(810,691)
Infosys Ltd., ADR	(66,659)	(1,053,212)
Nets A/S(a)	(8,717)	(210,077)
Wipro, Ltd., ADR	(296,242)	(1,821,888)
Total		(3,895,868)
Semiconductors & Semiconductor Equipment (0.3)%
ams AG	(7,750)	(559,039)
Cavium, Inc.(a)	(14,024)	(868,646)
Impinj, Inc.(a)	(9,597)	(471,597)
Infineon Technologies AG	(45,988)	(1,000,891)
Total		(2,900,173)
Software (1.6)%
ACI Worldwide, Inc.(a)	(97,863)	(2,267,486)
Blackbaud, Inc.	(14,871)	(1,373,188)
Dassault Systemes	(14,377)	(1,410,746)
Gemalto NV	(21,061)	(1,073,573)
Guidewire Software, Inc.(a)	(18,929)	(1,365,917)
HubSpot, Inc.(a)	(14,204)	(1,027,659)
Manhattan Associates, Inc.(a)	(30,348)	(1,341,381)
Nintendo Co., Ltd.	(4,100)	(1,392,420)
Proofpoint, Inc.(a)	(12,325)	(1,050,583)
Salesforce.com, Inc.(a)	(14,579)	(1,323,773)
Snap, Inc.(a)	(28,749)	(392,999)
Ultimate Software Group, Inc.(a)	(7,317)	(1,651,520)
Workday, Inc., Class A(a)	(16,070)	(1,640,908)
Total		(17,312,153)
Technology Hardware, Storage & Peripherals (0.1)%
Blackberry Ltd.(a)	(38,124)	(357,465)
Electronics for Imaging, Inc.(a)	(21,955)	(1,066,574)
Total		(1,424,039)
Total Information Technology		(48,605,247)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Materials (2.6)%
Chemicals (1.3)%
Air Liquide SA	(8,035)	(986,377)
Balchem Corp.	(12,693)	(984,977)
Cf Industries Holdings, Inc.	(124,261)	(3,647,060)
Christian Hansen Holding A/S	(14,813)	(1,193,104)
HB Fuller Co.	(22,090)	(1,138,077)
Hexpol AB	(23,700)	(242,613)
Ingevity Corp.(a)	(10,141)	(593,248)
International Flavors & Fragrances, Inc.	(7,869)	(1,047,993)
Newmarket Corp.	(2,915)	(1,341,221)
Novozymes A/S, Class B	(39,215)	(1,811,484)
OCI NV(a)	(6,971)	(149,490)
Potash Corp. of Saskatchewan, Inc.	(14,402)	(257,601)
Symrise AG	(2,308)	(161,829)
Yara International ASA	(3,225)	(128,502)
Total		(13,683,576)
Construction Materials (0.1)%
James Hardie Industries PLC	(55,296)	(846,682)
Vulcan Materials Co.	(1,245)	(153,285)
Total		(999,967)
Containers & Packaging (0.6)%
AptarGroup, Inc.	(17,248)	(1,395,881)
Ball Corp.	(77,186)	(3,234,093)
Bemis Co., Inc.	(13,718)	(581,232)
Sonoco Products Co.	(30,647)	(1,485,766)
Total		(6,696,972)
Metals & Mining (0.6)%
Agnico Eagle Mines Ltd.	(7,587)	(354,232)
Aperam SA	(2,389)	(116,136)
ArcelorMittal (a)	(19,259)	(506,020)
Barrick Gold Corp.	(22,163)	(374,731)
Eldorado Gold Corp.	(94,320)	(199,723)
First Quantum Minerals Ltd.	(67,413)	(745,098)
Franco-Nevada Corp.	(8,404)	(608,890)
Goldcorp, Inc.	(32,828)	(431,036)
Kinross Gold Corp.(a)	(70,605)	(291,085)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2017 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Teck Resources Ltd., Class B	(7,997)	(173,570)
Thyssenkrupp AG	(44,424)	(1,319,199)
Turquoise Hill Resources Ltd.(a)	(59,400)	(195,340)
Wheaton Precious Metals Corp.	(25,400)	(515,029)
Yamana Gold, Inc.	(117,720)	(306,870)
Total		(6,136,959)
Total Materials		(27,517,474)
Real Estate (2.4)%
Equity Real Estate Investment Trusts (REITS) (2.1)%
Equinix, Inc.	(22,083)	(9,953,471)
Lamar Advertising Co., Class A	(14,370)	(1,014,091)
Pebblebrook Hotel Trust	(26,478)	(891,514)
SBA Communications Corp.(a)	(66,018)	(9,080,776)
Washington Prime Group, Inc.	(164,755)	(1,486,090)
Total		(22,425,942)
Real Estate Management & Development (0.3)%
Global Logistic Properties Ltd.	(31,200)	(76,148)
Hulic Co., Ltd.	(16,300)	(172,105)
Mitsubishi Estate Co., Ltd.	(145,400)	(2,643,803)
Total		(2,892,056)
Total Real Estate		(25,317,998)
Telecommunication Services (0.7)%
Diversified Telecommunication Services (0.5)%
Cogent Communications Group	(40,029)	(1,671,211)
Frontier Communications Corp.	(13,139)	(201,158)
Iliad SA	(2,353)	(583,976)
Numericable Group(a)	(10,024)	(373,792)
TalkTalk Telecom Group PLC	(196,713)	(467,178)
Telefonica Deutschland Holding AG	(82,873)	(428,425)
Telefonica SA	(26,656)	(301,669)
Telefonica SA, ADR	(61,084)	(689,028)
Total		(4,716,437)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services (0.2)%
Millicom International Cellular SA, SDR	(9,873)	(618,759)
Sprint Corp.(a)	(193,874)	(1,547,115)
Tele2 AB, Class B	(34,326)	(408,572)
Total		(2,574,446)
Total Telecommunication Services		(7,290,883)
Utilities (0.1)%
Multi-Utilities (0.1)%
Canadian Utilities Ltd., Class A	(1,871)	(59,383)
E.ON SE	(142,078)	(1,406,590)
Total		(1,465,973)
Total Utilities		(1,465,973)
Total Common Stocks (Proceeds $321,982,298)		(348,136,489)

Limited Partnerships (0.1)%

Energy (0.1)%
Oil, Gas & Consumable Fuels (0.1)%
Tallgrass Energy Partners LP	(19,561)	(999,958)
Total Energy		(999,958)
Total Limited Partnerships (Proceeds $914,523)		(999,958)

Investments Sold Short (continued)

Preferred Stocks (0.1)%
Issuer	Coupon Rate	Shares	Value ($)
Consumer Discretionary (0.1)%
Automobiles (0.1)%
Volkswagen AG	—	(5,370)	(827,047)
Total Consumer Discretionary			(827,047)
Health Care (0.0)%
Health Care Equipment & Supplies (0.0)%
Sartorius AG	—	(6,564)	(621,249)
Total Health Care			(621,249)
Total Preferred Stocks (Proceeds $1,340,458)			(1,448,296)
Total Investments Sold Short (Proceeds $324,237,279)			(350,584,743)

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2017 (Unaudited)
Total Investments, Net of Investments Sold Short	619,968,797
Other Assets & Liabilities, Net	441,901,203
Net Assets	1,061,870,000
At July 31, 2017, securities and/or cash totaling $746,747,229 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at July 31, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Citi	9/20/2017	593,000 AUD	447,185 USD	—	(26,914)
Citi	9/20/2017	448,000 CAD	335,602 USD	—	(23,987)
Citi	9/20/2017	855,000 CHF	891,724 USD	4,628	—
Citi	9/20/2017	13,000 CHF	13,475 USD	—	(13)
Citi	9/20/2017	2,284,000 DKK	351,134 USD	—	(13,471)
Citi	9/20/2017	2,832,000 EUR	3,220,728 USD	—	(140,949)
Citi	9/20/2017	187,000 GBP	241,952 USD	—	(5,200)
Citi	9/20/2017	186,000 HKD	23,923 USD	77	—
Citi	9/20/2017	14,010,000 JPY	125,408 USD	—	(1,965)
Citi	9/20/2017	832,000 NOK	99,391 USD	—	(6,538)
Citi	9/20/2017	59,000 NZD	41,884 USD	—	(2,385)
Citi	9/20/2017	3,629,000 SEK	429,582 USD	—	(21,184)
Citi	9/20/2017	130,000 SGD	94,218 USD	—	(1,781)
Citi	9/20/2017	4,611,843 USD	6,161,000 AUD	313,830	—
Citi	9/20/2017	5,914,360 USD	7,932,000 CAD	452,283	—
Citi	9/20/2017	5,467,583 USD	5,297,000 CHF	28,261	—
Citi	9/20/2017	473,979 USD	453,000 CHF	—	(3,974)
Citi	9/20/2017	1,197,771 USD	7,874,000 DKK	59,191	—
Citi	9/20/2017	16,191,519 USD	14,341,000 EUR	831,720	—
Citi	9/20/2017	11,090,170 USD	8,540,000 GBP	196,876	—
Citi	9/20/2017	2,186,371 USD	16,995,000 HKD	—	(7,481)
Citi	9/20/2017	401,763 USD	1,432,000 ILS	1,178	—
Citi	9/20/2017	26,091 USD	92,000 ILS	—	(204)
Citi	9/20/2017	9,990,870 USD	1,107,480,098 JPY	77,892	—
Citi	9/20/2017	4,715,799 USD	515,247,902 JPY	—	(31,373)
Citi	9/20/2017	344,828 USD	2,890,000 NOK	23,124	—
Citi	9/20/2017	155,699 USD	221,000 NZD	10,121	—
Citi	9/20/2017	2,420,458 USD	20,897,000 SEK	175,209	—
Citi	9/20/2017	1,152,991 USD	1,593,000 SGD	23,362	—
Total				2,197,752	(287,419)
Futures contracts outstanding at July 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Amsterdam IDX	34	EUR	4,201,213	08/2017	32,584	—
CAC40 Index	117	EUR	7,049,887	08/2017	—	(122,230)
DAX Index	18	EUR	6,450,854	09/2017	—	(343,886)
FTSE 100 Index	116	GBP	11,187,988	09/2017	—	(209,905)
FTSE/MIB Index	13	EUR	1,652,822	09/2017	32,019	—
Hang Seng Index	14	HKD	2,440,160	08/2017	33,230	—
IBEX 35 Index	18	EUR	2,237,212	08/2017	—	(7,982)
MSCI Singapore IX ETS	35	SGD	951,611	08/2017	3,308	—
OMXS30 Index	103	SEK	1,971,005	08/2017	—	(75,030)
S&P 500 E-mini	824	USD	101,681,600	09/2017	1,644,268	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017	15

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2017 (Unaudited)
Long futures contracts outstanding (continued)
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
S&P/TSX 60 Index	41	CAD	5,849,673	09/2017	—	(83,231)
SPI 200 Index	42	AUD	4,755,240	09/2017	—	(50,107)
TOPIX Index	101	JPY	14,836,909	09/2017	120,098	—
Total			165,266,174		1,865,507	(892,371)

Total return swap contracts outstanding at July 31, 2017
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Macquarie	Floating rate based on 1-month USD LIBOR minus 0.750%	Total return on Innolux Corp.	9/19/2017	USD	1,133,821	—	—	43,323	—
Macquarie	Floating rate based on 1-month USD LIBOR minus 7.000%	Total return on AU Optronics Corp.	9/19/2017	USD	1,366,031	—	—	35,753	—
Macquarie	Floating rate based on 1-month USD LIBOR minus 0.500%	Total return on Hyundai Motor Co.	9/19/2017	USD	1,657,226	—	—	18,509	—
Macquarie	Floating rate based on 1-month HKD HIBOR minus 0.500%	Total return on China Resources Beer Holdings Co., Ltd.	9/19/2017	HKD	11,836,080	—	—	—	(30,043)
Macquarie	Total return on Samsung Electronics Co., Ltd.	Floating rate based on 1-month USD LIBOR plus 0.800%	9/19/2017	USD	5,415,782	—	—	—	(258,811)
Macquarie	Floating rate based on 1-month HKD HIBOR minus 0.500%	Total return on Semiconductor Manufacturing International Corp.	9/15/2020	HKD	11,247,922	—	—	95,434	—
Macquarie	Floating rate based on 1-month HKD HIBOR minus 1.500%	Total return on Bank of East Asia Ltd. (The)	9/15/2020	HKD	8,481,414	—	—	8,866	—
Macquarie	Floating rate based on 1-month HKD HIBOR minus 0.500%	Total return on Hang Seng Bank Ltd.	9/15/2020	HKD	6,723,960	—	—	—	(28,354)
Total						—	—	201,885	(317,208)

Total return swap contracts on futures at July 31, 2017
Counterparty	Reference instrument	Expiration date	Trading currency	Notional amount ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	MSCI Singapore IX ETS Aug 17	08/2017	SGD	81,567	51	—
Morgan Stanley	Swiss Market Index Sep 17	09/2017	CHF	5,886,602	5,212	—
Total					5,263	—
Total return basket swap contracts outstanding at July 31, 2017
Counterparty	Description	Termination date	Net unrealized appreciation (depreciation) ($)
JPMorgan	The Fund receives the total return on a portfolio of long and short positions and pays the AUD BBSW 1-month, HKD HIBOR 1-month, or JPY LIBOR 1-month based on the local currencies of the positions within the swap.	1/14/2021	(161,375)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2017 (Unaudited)
Total return basket swap contracts outstanding at July 31, 2017  (continued)
Additional information — Total return basket swaps
The following table represents the individual long and short positions and related values within the total return basket swap as of July 31, 2017:

Long Positions
Description	Shares	Notional (1)	Net unrealized appreciation (depreciation)
Common Stocks
Australia
Adelaide Brighton Ltd.	39,994	179,972	5,568
AGL Energy Ltd.	55,302	1,066,429	(24,609)
Ansell Ltd.	5,537	97,286	(2,100)
Aristocrat Leisure Ltd.	45,777	742,340	(14,012)
Aurizon Holdings Ltd.	74,900	300,630	(9,630)
Australia and New Zealand Banking Group Ltd.	2,422	57,424	(1,222)
Bendigo & Adelaide Bank Ltd.	41,945	373,095	(3,671)
Coca-Cola Amatil Ltd.	49,627	326,791	(12,344)
Fortescue Metals Group Ltd.	77,084	354,294	31,379
Harvey Norman Holdings Ltd.	72,126	252,192	20,923
Leighton Holdings Ltd.	25,267	838,158	75,181
LendLease Group	33,633	453,650	(3,051)
Newcrest Mining Ltd.	11,303	183,658	9,953
Orica Ltd.	22,755	361,750	(2,763)
Origin Energy Ltd.	44,630	247,227	(1,843)
Santos Ltd.	26,238	71,296	8,458
South32 Ltd.	130,157	303,572	10,135
Suncorp Group Ltd.	38,799	443,459	(13,574)
Treasury Wine Estates Ltd.	4,804	46,771	(1,086)
Woodside Petroleum Ltd.	16,193	378,440	(4,062)
Woolworths Ltd.	10,778	230,040	7,566
Total Australia			75,196
Bermuda
Orient Overseas International Ltd.	18,000	167,515	(295)
China
WH Group Ltd.	357,000	334,738	(12,039)
Hong Kong
Cheung Kong Property Holding Ltd.	47,000	380,081	7,861
CK Hutchison Holdings Ltd.	3,500	46,057	633
CLP Holdings Ltd.	4,500	47,948	719
Henderson Land Development Co., Ltd.	8,800	50,862	(1,126)
Long Positions
Description	Shares	Notional (1)	Net unrealized appreciation (depreciation)
Kerry Properties Ltd.	168,500	590,469	10,696
Melco International Development Ltd.	82,000	193,766	4,982
New World Development Co., Ltd.	468,000	632,010	17,881
Sino Land Co., Ltd.	196,000	323,257	(2,260)
SJM Holdings Ltd.	220,000	219,941	2,294
Sun Hung Kai Properties Ltd.	20,000	309,445	4,452
Wharf Holdings Ltd. (The)	12,000	101,996	1,271
Wheelock & Co., Ltd.	56,000	421,988	2,173
Xinyi Glass Holdings Ltd.	528,000	545,581	4,282
Yue Yuen Industrial Holdings Ltd.	92,500	381,902	(5,715)
Total Hong Kong			48,143
Japan
Aisin Seiki Co., Ltd.	2,800	145,569	(7,910)
Alfresa Holdings Corp.	32,800	603,656	(3,063)
Amada Holdings Co., Ltd.	66,900	764,073	1,395
ANA Holdings, Inc.	118,000	405,113	(7,165)
Aozora Bank Ltd.	229,000	880,058	980
Asahi Glass Co., Ltd.	4,300	180,985	(8,437)
Asahi Group Holdings Ltd.	17,100	697,018	33,565
Asahi Kasei Corp.	58,000	662,357	9,426
Astellas Pharma, Inc.	129,400	1,647,978	102,895
Bandai Namco Holdings, Inc.	51,000	1,772,930	(2,725)
Brother Industries Ltd.	16,300	415,886	1,676
Century Tokyo Leasing Corp.	8,100	345,012	2,977
Chubu Electric Power Co., Inc.	45,000	591,298	5,171
Citizen Watch Co., Ltd.	103,000	765,823	16,414
Cosmos Pharmaceutical Corp.	1,900	404,499	8,387
CyberAgent, Inc.	2,200	67,947	(3,150)
Daicel Corp.	12,300	159,877	(1,019)
Daiichi Sankyo Co., Ltd.	22,800	497,247	(11,003)
Dainippon Sumitomo Pharma Co., Ltd.	57,600	806,858	32,448
Dentsu, Inc.	1,300	60,785	1,248
Ezaki Glico Co., Ltd.	4,100	215,580	(9,889)
Fuji Electric Co., Ltd.	41,000	225,736	2,463
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017	17

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2017 (Unaudited)
Long Positions
Description	Shares	Notional (1)	Net unrealized appreciation (depreciation)
FUJIFILM Holdings Corp.	2,600	95,572	(198)
Fujitsu Ltd.	227,000	1,690,408	(64,553)
GungHo Online Entertainment, Inc.	144,700	390,961	3,934
Gunma Bank Ltd. (The)	137,400	805,021	6,491
Hakuhodo DY Holdings, Inc.	40,200	564,197	3,267
Haseko Corp.	77,700	972,853	27,550
Hikari Tsushin, Inc.	2,600	283,918	20,936
Hitachi Chemical Co., Ltd.	46,600	1,324,828	(54,265)
Hitachi High-Technologies Corp.	36,400	1,339,843	(128,960)
Hitachi Ltd.	108,000	743,020	35,736
Hitachi Metals Ltd.	3,600	50,105	(3,052)
Idemitsu Kosan Co., Ltd.	21,000	509,702	13,643
Inpex Corp.	100,000	973,154	3,195
Isuzu Motors Ltd.	11,100	152,205	11,195
Ito En Ltd.	13,400	495,510	(3,334)
ITOCHU Corp.	2,900	45,476	1,128
ITOCHU Techno-Solutions Corp.	27,100	943,666	(1,079)
Izumi Co., Ltd.	1,200	62,605	1,220
Japan Airlines Co., Ltd.	34,600	1,117,906	1,116
Japan Tobacco, Inc.	8,500	295,368	5,439
JSR Corp.	5,300	93,397	3,435
JTEKT Corp.	9,100	129,527	(6,467)
JX Holdings, Inc.	220,100	978,351	16,131
Kajima Corp.	113,000	985,319	12,842
Kaken Pharmaceutical Co., Ltd.	1,200	63,872	(22)
Kamigumi Co., Ltd.	66,000	707,328	10,915
Kaneka Corp.	15,000	120,197	(858)
Kao Corp.	18,000	1,095,922	3,532
KDDI Corp.	17,700	468,996	8,858
Kewpie Corp.	6,200	155,952	585
Kobayashi Pharmaceutical Co., Ltd.	5,300	329,400	8,130
Konami Holdings Corp.	8,100	422,447	(22,994)
Kose Corp.	1,300	144,666	6,327
Kuraray Co., Ltd.	22,400	435,488	3,746
Kyushu Financial Group, Inc.	48,500	304,324	(7,420)
Lion Corp.	31,900	682,826	19,566
Makita Corp.	1,400	54,762	(43)
Marubeni Corp.	39,500	261,746	2,315
Long Positions
Description	Shares	Notional (1)	Net unrealized appreciation (depreciation)
Maruichi Steel Tube Ltd.	10,400	320,985	2,528
Matsumotokiyoshi Holdings Co., Ltd.	15,700	968,152	43,097
Mebuki Financial Group, Inc.	79,200	304,882	5,094
Medipal Holdings Corp.	25,600	468,466	198
Miraca Holdings, Inc.	9,100	415,255	15,558
Mitsubishi Corp.	40,400	877,174	11,395
Mitsubishi Electric Corp.	7,700	119,201	6,260
Mitsubishi Gas Chemical Co., Inc.	62,200	1,435,053	16,861
Mitsubishi Tanabe Pharma Corp.	38,500	916,519	6,047
Mitsubishi UFJ Lease & Finance Co., Ltd.	80,900	430,961	515
Mitsui & Co., Ltd.	8,200	119,234	1,631
Mitsui Chemicals, Inc.	154,000	874,893	15,633
Mixi, Inc.	8,400	461,661	(1,027)
Mizuho Financial Group, Inc.	215,300	382,884	(183)
MS&AD Insurance Group Holdings, Inc.	31,600	1,108,357	2,810
Nexon Co., Ltd.	15,800	328,395	7,134
NH Foods Ltd.	28,000	828,220	8,330
NHK Spring Co., Ltd.	35,000	378,020	(195)
Nippon Express Co., Ltd.	173,000	1,104,746	29,818
Nippon Shinyaku Co., Ltd.	10,400	656,393	7,408
Nippon Shokubai Co., Ltd.	700	45,795	426
Nippon Telegraph & Telephone Corp.	20,000	978,764	20,143
Nitori Co., Ltd.	1,700	239,908	16,965
Nomura Holdings, Inc.	63,200	375,485	(2,721)
Nomura Research Institute Ltd.	4,400	164,707	(8,578)
Obayashi Corp.	60,000	722,440	5,215
Oji Holdings Corp.	41,000	210,267	(3,545)
Oracle Corp. Japan	8,700	584,769	7,235
ORIX Corp.	38,900	617,282	2,343
Osaka Gas Co., Ltd.	31,000	124,159	2,971
Otsuka Corp.	2,900	189,970	8,745
Panasonic Corp.	9,300	128,092	2,503
Persol Holdings Co., Ltd.	18,400	348,861	3,907
Pola Orbis Holdings, Inc.	21,900	607,579	34,345
Rakuten, Inc.	18,800	229,646	9,111
Recruit Holdings Co., Ltd.	17,300	299,458	1,999
Resona Holdings, Inc.	188,800	972,634	(12,534)
Sankyo Co., Ltd.	9,700	318,377	3,603

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2017 (Unaudited)
Long Positions
Description	Shares	Notional (1)	Net unrealized appreciation (depreciation)
Sega Sammy Holdings, Inc.	59,000	796,072	27,594
Seiko Epson Corp.	22,800	600,152	55,875
Sekisui Chemical Co., Ltd.	23,500	432,878	12,872
Seven & I Holdings Co., Ltd.	25,900	1,043,891	10,805
Shimamura Co., Ltd.	8,100	1,007,179	36,033
Shimizu Corp.	37,000	390,942	(4,113)
Shin-Etsu Chemical Co., Ltd.	6,500	594,522	6,989
Shinsei Bank Ltd.	77,000	126,915	432
Shionogi & Co., Ltd.	12,700	678,054	4,137
SMC Corp.	200	63,581	786
Sojitz Corp.	309,800	780,408	17,075
Sompo Holdings, Inc.	28,500	1,117,834	(17,225)
Square Enix Holdings Co., Ltd.	45,400	1,485,431	6,076
Start Today Co., Ltd.	26,300	742,101	103,941
Subaru Corp.	2,900	104,624	(565)
Sumitomo Electric Industries Ltd.	5,700	92,137	2,832
Sumitomo Heavy Industries Ltd.	99,000	721,752	23,542
Sumitomo Rubber Industries Ltd.	2,500	43,350	(1,108)
Suntory Beverage & Food Ltd.	1,000	49,019	1,704
Suzuken Co., Ltd.	5,900	197,042	5,581
Taisei Corp.	145,000	1,387,945	14,513
Taisho Pharmaceutical Holdings Co., Ltd.	1,700	127,351	172
Takeda Pharmaceutical Co., Ltd.	14,700	776,555	23,200
Teijin Ltd.	3,300	66,163	(177)
THK Co., Ltd.	11,800	360,298	14,773
Tokyo Broadcasting System Holdings, Inc.	13,600	257,056	15,688
Tokyo Electron Ltd.	3,600	506,296	(19,529)
Tokyo Gas Co., Ltd.	124,000	657,923	18,614
Toppan Printing Co., Ltd.	49,000	517,818	(8,424)
Tosoh Corp.	90,000	1,065,612	41,196
Toyo Seikan Group Holdings Ltd.	7,100	116,386	(1,319)
Toyo Suisan Kaisha Ltd.	20,200	733,869	(22,628)
Toyoda Gosei Co., Ltd.	26,200	618,177	(22,467)
Toyota Boshoku Corp.	39,200	818,673	17,630
Toyota Tsusho Corp.	19,800	636,531	32,889
Unicharm Corp.	8,300	212,957	(5,778)
Welcia Holdings Co., Ltd.	1,300	49,401	1,760
Long Positions
Description	Shares	Notional (1)	Net unrealized appreciation (depreciation)
West Japan Railway Co.	2,600	186,626	960
Yamazaki Baking Co., Ltd	13,300	266,806	2,742
Yokogawa Electric Corp.	33,600	565,485	3,361
Total Japan			774,155
Common Stocks Long Positions Total			885,160

Short Positions

Common Stocks
Australia
Alumina Ltd.	(95,895)	(145,652)	6,207
AMP Ltd.	(220,072)	(948,722)	(37,111)
APA Group	(125,769)	(867,655)	5,546
Brambles Ltd.	(68,406)	(505,779)	5,444
CSL Ltd.	(2,347)	(236,466)	6,855
Domino’s Pizza Enterprises Ltd.	(6,121)	(260,949)	4,063
Healthscope Ltd.	(312,521)	(520,197)	3,968
Iluka Resources Ltd.	(81,765)	(590,283)	3,554
Magellan Financial Group Ltd.	(23,764)	(502,011)	(2,218)
Platinum Asset Management Ltd.	(98,257)	(429,894)	(33,612)
REA Group Ltd.	(13,860)	(764,519)	(56,645)
SEEK Ltd.	(52,775)	(721,642)	(8,170)
Tabcorp Holdings Ltd.	(17,827)	(59,568)	232
TPG Telecom Ltd.	(89,542)	(401,804)	(12,730)
Vocus Communications Ltd.	(78,432)	(218,796)	(4,650)
Total Australia			(119,267)
Bermuda
Haitong International Securities Group Ltd.	(605,000)	(348,674)	985
Hong Kong
AIA Group Ltd.	(72,400)	(569,463)	(29,022)
Bank of East Asia Ltd. (The)	(26,726)	(114,325)	1,376
Cathay Pacific Airways Ltd.	(505,000)	(791,216)	22,899
Guotai Junan International Holdings Ltd.	(283,000)	(87,124)	3,178
Hang Seng Bank Ltd.	(7,800)	(169,577)	(4,650)
Hong Kong & China Gas Co., Ltd.	(262,800)	(496,707)	4,413
MTR Corp., Ltd.	(75,000)	(433,094)	(4,918)
Samsonite International SA	(129,900)	(543,987)	(480)
Swire Properties Ltd.	(34,800)	(120,216)	(1,369)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017	19

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2017 (Unaudited)
Short Positions
Description	Shares	Notional (1)	Net unrealized appreciation (depreciation)
Techtronic Industries Co., Ltd.	(28,500)	(126,634)	10,142
Value Partners Group Ltd.	(594,000)	(551,895)	12,155
Wynn Macau Ltd.	(71,200)	(153,834)	1,094
Total Hong Kong			14,818
Japan
Acom Co., Ltd.	(372,700)	(1,587,202)	26,241
Advantest Corp.	(13,500)	(247,057)	(7,344)
Aeon Co., Ltd.	(82,600)	(1,244,617)	9,702
AEON Financial Service Co., Ltd.	(40,400)	(879,312)	(37,157)
Air Water, Inc.	(13,100)	(253,631)	(6,519)
Alps Electric Co., Ltd.	(46,600)	(1,267,205)	70,285
Asahi Intecc Co., Ltd.	(1,000)	(44,905)	(90)
Asics Corp.	(69,700)	(1,266,981)	3,629
Bank of Kyoto Ltd. (The)	(148,000)	(1,418,598)	(49,781)
Calbee, Inc.	(61,700)	(2,557,956)	(142,614)
Casio Computer Co., Ltd.	(61,500)	(1,007,395)	(54,273)
Chiyoda Corp.	(52,000)	(312,319)	(9,883)
Chugai Pharmaceutical Co., Ltd.	(22,800)	(914,373)	(4,531)
Chugoku Electric Power Co., Inc. (The)	(113,600)	(1,245,390)	(14,212)
Concordia Financial Group Ltd.	(64,200)	(323,741)	(7,369)
Don Quijote Holdings Co., Ltd.	(36,400)	(1,322,006)	(1,058)
Eisai Co., Ltd.	(1,500)	(80,387)	(28)
Electric Power Development Co., Ltd.	(43,700)	(1,107,253)	(38,307)
FamilyMart UNY Holdings Co., Ltd.	(24,200)	(1,355,359)	(16,525)
Fast Retailing Co., Ltd.	(700)	(210,034)	577
Hamamatsu Photonics KK	(29,600)	(940,882)	(17,327)
Hiroshima Bank Ltd. (The)	(15,000)	(64,121)	(1,456)
Hitachi Capital Corp.	(3,500)	(83,264)	413
Hokuriku Electric Power Co.	(109,400)	(1,012,869)	(47,934)
Honda Motor Co., Ltd.	(12,300)	(344,300)	(4,338)
Hoshizaki Electric Co., Ltd.	(800)	(77,437)	(2,804)
IHI Corp.	(141,000)	(464,729)	17,314
Isetan Mitsukoshi Holdings Ltd.	(57,600)	(561,320)	719
Iyo Bank Ltd. (The)	(59,700)	(487,454)	741
J Front Retailing Co., Ltd.	(9,700)	(138,635)	350
Japan Airport Terminal Co., Ltd.	(7,100)	(263,174)	6,527
Japan Post Insurance Co., Ltd.	(6,900)	(151,563)	2,681
JGC Corp.	(41,100)	(658,386)	7,610
Short Positions
Description	Shares	Notional (1)	Net unrealized appreciation (depreciation)
Kakaku.com, Inc.	(64,900)	(916,960)	32,204
Kansai Paint Co., Ltd.	(31,600)	(722,807)	19,411
Kawasaki Heavy Industries Ltd.	(246,000)	(783,239)	(16,788)
Keihan Holdings Co., Ltd.	(97,000)	(627,569)	(17,936)
Keikyu Corp.	(112,000)	(1,299,834)	8,381
Keio Corp.	(80,000)	(669,944)	(12,175)
Keisei Electric Railway Co., Ltd.	(1,700)	(46,521)	(1,628)
Kikkoman Corp.	(20,100)	(615,611)	6,866
Kintetsu Group Holdings Co., Ltd.	(249,000)	(954,848)	(12,332)
Kobe Steel, Ltd.	(116,700)	(1,459,685)	(156,362)
Koito Manufacturing Co., Ltd.	(1,500)	(87,624)	(7,412)
Kubota Corp.	(13,300)	(230,956)	(4,352)
Kyushu Electric Power Co., Inc.	(59,800)	(708,157)	(7,737)
Lawson, Inc.	(1,000)	(68,078)	(2,194)
LIXIK Group Corp.	(11,700)	(301,102)	3,161
Marui Group Co., Ltd.	(79,000)	(1,074,383)	6,080
Minebea Co., Ltd.	(2,600)	(42,836)	1,149
Mitsubishi Heavy Industries Ltd.	(156,000)	(620,233)	13,318
Mitsubishi Logistics Corp.	(43,000)	(552,022)	(4,613)
Mitsubishi Motors Corp.	(115,000)	(829,564)	(61,631)
MonotaRO Co., Ltd.	(30,500)	(1,006,045)	(19,012)
Murata Manufacturing Co., Ltd.	(9,000)	(1,400,125)	(21,782)
Nagoya Railroad Co., Ltd.	(127,000)	(582,419)	(2,384)
Nankai Electric Railway Co., Ltd.	(149,000)	(733,189)	17,032
NGK Spark Plug Co., Ltd.	(95,400)	(1,926,069)	30,221
Nidec Corp.	(8,100)	(892,534)	(48,984)
Nikon Corp.	(11,700)	(206,151)	(12,500)
Nintendo Co., Ltd.	(400)	(135,846)	(7,365)
Nippon Paint Holdings Co., Ltd.	(22,600)	(868,987)	(1,425)
Nippon Yusen KK	(318,000)	(607,060)	2,576
Nissan Motor Co., Ltd.	(54,100)	(537,173)	14,380
NOK Corp.	(16,400)	(375,397)	15,368
NTN Corp.	(21,000)	(97,735)	2,564
Obic Co., Ltd.	(5,300)	(331,348)	(2,035)
Odakyu Electric Railway Co., Ltd.	(68,600)	(1,358,866)	(21,345)
Olympus Corp.	(8,400)	(304,893)	9,690
Ono Pharmaceutical Co., Ltd.	(48,700)	(1,065,349)	(2,200)
Orient Corp.	(325,900)	(549,673)	210

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2017 (Unaudited)
Short Positions
Description	Shares	Notional (1)	Net unrealized appreciation (depreciation)
Oriental Land Co., Ltd.	(11,500)	(833,642)	(50,617)
Pigeon Corp.	(11,700)	(433,681)	(10,657)
Renesas Electronics Corp.	(5,600)	(52,537)	1,518
Ricoh Co., Ltd.	(130,800)	(1,229,850)	(69,155)
Rinnai Corp.	(5,600)	(522,804)	(8,872)
Ryohin Keikaku Co., Ltd.	(800)	(204,515)	(8,898)
Santen Pharmaceutical Co., Ltd.	(30,300)	(426,878)	(2,464)
Sawai Pharmaceutical Co., Ltd.	(2,200)	(123,996)	(2,619)
Seibu Holdings, Inc.	(61,800)	(1,078,082)	22,031
Seven Bank Ltd.	(491,600)	(1,945,438)	(132,906)
Shikoku Electric Power Co., Inc.	(146,200)	(1,756,872)	(74,492)
Shimano, Inc.	(14,100)	(2,067,206)	203,597
Shizuoka Bank Ltd. (The)	(19,000)	(169,518)	(915)
Sohgo Security Services Co., Ltd.	(2,400)	(101,733)	6,466
Sony Corp.	(20,500)	(842,228)	(17,763)
Sony Financial Holdings, Inc.	(125,800)	(2,174,838)	52,161
Sosei Group Corp.	(9,500)	(985,652)	28,384
Sumco Corp.	(19,400)	(313,972)	236
Sumitomo Metal Mining Co., Ltd.	(17,000)	(256,746)	(17,487)
Suruga Bank Ltd.	(2,900)	(69,930)	(26)
Sysmex Corp.	(14,900)	(852,953)	(12,280)
Short Positions
Description	Shares	Notional (1)	Net unrealized appreciation (depreciation)
T&D Holdings, Inc.	(16,300)	(240,454)	3,213
Tobu Railway Co., Ltd.	(8,000)	(42,359)	350
Toray Industries, Inc.	(31,600)	(285,346)	(9,391)
Toyota Industries Corp.	(24,100)	(1,293,012)	92,553
Toyota Motor Corp.	(3,100)	(174,716)	(2,261)
USS Co., Ltd.	(2,200)	(44,443)	(1,234)
Yahoo Japan Corp.	(48,600)	(219,960)	(5,628)
Yakult Honsha Co., Ltd.	(30,100)	(2,051,182)	44,787
Yamaha Corp.	(5,200)	(183,889)	2,701
Yamaha Motor Co., Ltd.	(32,300)	(811,233)	24,994
Yamato Holdings Co., Ltd.	(7,400)	(148,535)	(2,036)
Yaskawa Electric Corp.	(62,900)	(1,686,304)	(282,474)
Yokohama Rubber Co., Ltd. (The)	(6,000)	(120,826)	1,235
Total Japan			(806,291)
Macao
MGM China Holdings Ltd.	(112,800)	(221,939)	9,751
Common Stocks Short Positions Total			(900,004)
Total of Long and Short Positions			(14,844)
Net Cash and Other Receivable/(Payables)(2)			(146,531)
Swaps, at Value			(161,375)

(1)	The notional amounts of the positions held in the total return basket swap represent the market values (including any fees or commissions) of the long and short positions when they are established. The total return basket swap is valued daily, and the change in value is recorded as unrealized appreciation (depreciation). Payments received or made are recorded as realized gains (losses).
(2)	Net cash and other receivables (payables) includes gains (losses) which will be paid upon the swap reset.

Counterparty	Description	Termination Date	Net unrealized appreciation (depreciation) ($)
Morgan Stanley International	The Fund receives the total return on a portfolio of long and short positions and pays the FEDEF 1-day, EONIA 1-day, or SONIA 1-day based on the local currencies of the positions within the swap.	10/29/2018	(1,071,117)
Additional information — Total return basket swaps
The following table represents the individual long and short positions and related values within the total return basket swap as of July 31, 2017:

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017	21

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2017 (Unaudited)
Long Positions
Description	Shares	Notional (1)	Net unrealized appreciation (depreciation)
Common Stocks
Bermuda
Hiscox Ltd.	2,591	44,373	(1,767)
Canada
Lions Gate Entertainment Corp., Class B	1,841	50,646	1,951
France
Air France-KLM	67,664	915,951	(141,481)
Amundi SA	612	47,309	225
Arkema SA	8,114	923,843	(7,102)
AtoS	29,332	4,460,199	238,350
BNP Paribas SA	2,002	155,399	4,000
Capgemini SE	13,350	1,453,944	26,774
Cie de Saint-Gobain	5,563	308,793	5,792
Cie Generale des Etablissements Michelin	15,615	2,113,765	(86,238)
CNP Assurances	35,825	865,157	13,229
Eiffage SA	1,414	137,008	4,098
Elior Group	15,166	402,428	(41,377)
Faurecia	7,259	403,279	1,358
Imerys SA	4,019	348,311	(23,370)
Ipsen SA	9,993	1,280,567	(49,898)
Lagardere SCA	25,794	847,345	27,667
Legrand SA	696	48,117	(1,504)
L’Oreal SA	2,247	465,766	(11,476)
Peugeot SA	84,268	1,814,072	(28,737)
Plastic Omnium SA	9,918	381,580	6,790
Publicis Groupe SA	1,411	106,752	3,983
Rexel SA	5,709	90,460	(1,118)
Sanofi	13,930	1,331,100	(10,508)
Schneider Electric SE	1,993	156,541	422
SEB SA	4,650	827,627	(19,997)
Societe BIC SA	471	55,238	(791)
Sodexo SA	9,319	1,101,308	10,922
Teleperformance SA	8,309	1,157,229	55,265
Thales SA	15,753	1,745,304	22,204
Ubisoft Entertainment SA	10,227	646,862	69,040
Valeo SA	7,067	489,741	(34,306)
Total France			32,216
Long Positions
Description	Shares	Notional (1)	Net unrealized appreciation (depreciation)
Guernsey
Amdocs Ltd.	11,338	761,573	20,862
Hong Kong
Michael Kors Holdings Ltd.	16,033	584,243	30,944
Ireland
Eaton Corp. PLC	2,617	204,780	(5,129)
Ingersoll-Rand PLC	18,299	1,608,116	(94,972)
Mallinckrodt PLC	12,603	577,217	(3,854)
Total Ireland			(103,955)
Jersey
IWG PLC	17,339	75,037	2,350
UBM PLC	10,571	101,119	6,651
Total Jersey			9,001
Luxembourg
B&M European Value Retail SA	40,222	191,048	10,618
Netherlands
LyondellBasell Industries NV, Class A	27,048	2,436,754	117,566
Mylan NV	7,507	292,698	1,802
QIAGEN NV	15,373	504,849	(21,628)
Total Netherlands			97,740
Puerto Rico
Popular, Inc.	44,069	1,857,068	26,441
Singapore
Flex Ltd.	121,007	1,934,902	(100,436)
Spain
ACS Actividades de Construccion y Servicios SA	14,178	544,219	(20,856)
Aena SA	2,963	579,631	(1,839)
Amadeus IT Group SA, Class A	6,055	373,161	(9,235)
Distribuidora Internacional de Alimentacion SA	13,650	92,154	8,300
Ebro Foods SA	8,919	213,489	5,029
Endesa SA	70,965	1,681,008	61,889
Gas Natural SDG SA	7,520	176,174	1,146
Iberdrola SA	126,440	997,466	(5,761)
Mapfre SA	216,029	805,822	8,075
Mediaset Espana Comunicacion SA	6,048	76,250	1,693

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2017 (Unaudited)
Long Positions
Description	Shares	Notional (1)	Net unrealized appreciation (depreciation)
Melia Hotels International SA	23,733	368,468	3,707
Prosegur Cia de Seguridad SA, Registered Shares	55,583	380,977	29,311
Repsol SA	109,415	1,834,081	92,140
Tecnicas Reunidas SA	16,628	589,838	(83,767)
Total Spain			89,832
Switzerland
Coca-Cola HBC AG	10,354	313,112	9,911
TE Connectivity Ltd.	18,947	1,523,149	(15,868)
Total Switzerland			(5,957)
United Kingdom
Aberdeen Asset Management PLC	11,749	51,062	2,791
Ashtead Group PLC	56,150	1,206,834	8,271
ASOS PLC	5,627	428,974	11,115
Babcock International Group PLC	13,480	150,199	257
Barclays Bank PLC	451,686	1,209,788	(28,110)
Barratt Developments PLC	311,799	2,532,092	142,909
BBA Aviation PLC	46,239	182,840	(2,427)
Bellway PLC	29,692	1,249,703	87,547
Berendsen PLC	27,359	460,243	12,332
Berkeley Group Holdings PLC	7,151	329,849	15,933
Britvic PLC	9,784	92,170	1,734
BT Group PLC	388,278	1,606,042	66,675
Burberry Group PLC	17,005	383,887	17,129
Carphone Warehouse Group PLC	276,150	980,108	31,200
Close Brothers Group PLC	31,838	646,909	38,381
DCC PLC	2,349	206,566	(7,185)
DS Smith PLC	18,139	115,547	1,142
Ensco PLC, Class A	109,481	579,154	4,379
Galiform PLC	117,372	658,003	3,537
GKN PLC	248,772	1,055,259	(17,178)
GlaxoSmithKline PLC	5,797	115,838	(5,330)
Greene King PLC	8,597	77,699	3,060
Hays PLC	129,090	284,096	2,477
Inchcape PLC	75,420	799,059	43,343
Indivior PLC	261,119	1,322,959	283,884
Intermediate Capital Group PLC	58,782	703,830	13,144
International Game Technology PLC	40,291	767,141	33,039
Long Positions
Description	Shares	Notional (1)	Net unrealized appreciation (depreciation)
Investec PLC	140,973	1,071,359	(15,812)
ITV PLC	73,907	168,697	(2,378)
JD Sports Fashion PLC	25,550	120,651	6,437
Jupiter Fund Management PLC	48,304	340,331	4,834
Legal & General Group PLC	66,364	235,013	4,302
Liberty Global PLC, Class C	66,409	2,176,223	61,760
Lloyds Banking Group PLC	588,284	509,020	(20,225)
Man Group PLC	50,365	106,323	6,048
Mondi PLC	19,119	503,251	(6,698)
Moneysupermarket.com Group PLC	153,445	672,354	(51,438)
Old Mutual PLC	126,027	326,740	1,995
Paysafe Group PLC	66,769	519,761	56,887
Persimmon PLC	86,151	2,846,238	181,720
Prudential PLC	9,869	240,631	4,892
Reckitt Benckiser Group PLC	4,330	420,991	(17,966)
Rowan Companies PLC, Class A	19,909	232,338	1,973
Royal Mail PLC	332,472	1,768,253	37,228
Spectris PLC	2,590	84,064	(2,668)
Standard Life PLC	48,335	278,306	11,437
Tate & Lyle PLC	144,357	1,279,923	14,379
Taylor Wimpey PLC	928,366	2,332,184	133,736
WH Smith PLC	21,313	494,919	28,847
William Hill PLC	167,989	555,220	12,408
Wm Morrison Supermarkets PLC	385,203	1,221,802	(23,383)
WPP PLC	74,979	1,529,416	10,182
Total United Kingdom			1,202,546
United States
AbbVie, Inc.	10,301	720,143	(28,740)
Accenture PLC, Class A	3,651	470,322	2,194
Activision Blizzard, Inc.	721	44,543	923
Adobe Systems, Inc.	1,144	167,585	103
AdvanSix, Inc.	1,984	66,424	(1,607)
Aetna, Inc.	4,456	687,605	(3,075)
Aflac, Inc.	28,198	2,248,791	56,396
AGCO Corp.	6,532	471,218	11,039
Agilent Technologies, Inc.	13,977	835,685	(24,600)
Akamai Technologies, Inc.	20,834	982,115	(66,748)
Alcoa Corp.	8,673	315,697	(393)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017	23

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2017 (Unaudited)
Long Positions
Description	Shares	Notional (1)	Net unrealized appreciation (depreciation)
Alexion Pharmaceuticals, Inc.	5,960	818,546	68,898
Allstate Corp. (The)	25,061	2,280,551	62,903
Alphabet, Inc., Class A	668	631,594	(20,100)
Altria Group, Inc.	1,618	105,121	(13,591)
AMC Networks, Inc., Class A	9,009	576,126	60,811
Ameren Corp.	9,680	543,048	8,489
American Eagle Outfitters, Inc.	31,945	378,229	(1,827)
American Electric Power Co., Inc.	21,338	1,505,183	42,463
American Financial Group, Inc.	3,706	375,788	4,002
American International Group, Inc.	1,244	81,420	1,742
Amgen, Inc.	13,388	2,336,340	(38,691)
Anadarko Petroleum Corp.	1,974	90,153	888
Anthem, Inc.	11,094	2,065,814	(65,233)
Apple, Inc.	7,828	1,164,258	(33,666)
Applied Materials, Inc.	15,954	706,922	(34,502)
Arch Capital Group Ltd.	989	96,190	712
Archer-Daniels-Midland Co.	22,952	968,115	13,312
Arrow Electronics, Inc.	19,215	1,561,987	(769)
Aspen Insurance Holdings Ltd.	8,705	424,804	(17,845)
Assurant, Inc.	2,620	275,807	681
Assured Guaranty Ltd.	69,530	3,129,545	20,859
Avery Dennison Corp.	11,629	1,080,683	(12,210)
Avnet, Inc.	28,949	1,111,063	(40,884)
Avon Products, Inc.	126,009	458,673	3,780
Axis Capital Holdings Ltd.	8,155	526,650	6,850
BancorpSouth, Inc.	15,613	469,171	(3,903)
Bank of America Corp.	35,354	852,738	3,535
Bank of New York Mellon Corp. (The)	1,413	74,931	(885)
Baxter International, Inc.	33,336	2,016,161	(57,338)
Bed Bath & Beyond, Inc.	19,276	576,352	13,300
Best Buy Co., Inc.	17,060	995,280	44,840
BGC Partners, Inc., Class A	3,317	41,827	(246)
Big Lots, Inc.	5,879	292,010	5,872
Biogen, Inc.	9,053	2,621,658	62,828
Bioverativ, Inc.	12,849	796,253	13,748
BlackRock, Inc.	3,990	1,701,855	(5,978)
Boeing Co. (The)	5,419	1,313,891	181,320
Booz Allen Hamilton Holdings Corp.	14,185	486,546	18,441
Long Positions
Description	Shares	Notional (1)	Net unrealized appreciation (depreciation)
BorgWarner, Inc.	2,757	128,862	1,434
Boston Beer Co., Inc. (The), Class A	3,641	570,909	86,781
Boston Properties, Inc.	555	67,105	(3)
Brixmor Property Group, Inc.	41,263	808,342	26,311
Broadridge Financial Solutions, Inc.	4,585	347,818	4,860
Bruker Corp.	26,589	762,573	(13,294)
Brunswick Corp.	15,444	874,285	(101,622)
Burlington Stores, Inc.	5,594	486,846	(15,495)
BWX Technologies, Inc.	9,512	501,092	19,309
CA, Inc.	12,972	402,651	(44,883)
Cabot Corp.	25,627	1,392,315	(8,969)
Cadence Design Systems, Inc.	14,234	525,235	14,752
CalAtlantic Group, Inc.	7,126	250,123	(12,969)
Campbell Soup Co.	844	44,589	254
Capital One Financial Corp.	12,953	1,116,290	51,942
Cardinal Health, Inc.	2,827	218,414	(1,401)
Caterpillar, Inc.	2,729	310,970	13,945
CDK Global, Inc.	8,245	542,356	12,203
CDW Corp.	12,295	779,872	(3,566)
Celanese Corp., Class A	10,340	994,398	(27,815)
Celgene Corp.	3,918	530,536	(7,000)
Centene Corp.	20,328	1,614,450	(86,801)
Charles River Laboratories International, Inc.	12,537	1,231,133	(30,344)
Chemours Co. LLC (The)	12,907	614,502	13,719
Chico’s FAS, Inc.	79,481	727,251	24,343
CIGNA Corp.	4,326	750,821	(2,461)
Cirrus Logic, Inc.	20,186	1,240,228	(77,918)
Cisco Systems, Inc.	16,696	525,089	(835)
Citigroup, Inc.	21,109	1,444,911	34,197
Citrix Systems, Inc.	5,549	438,260	(13,595)
CNO Financial Group, Inc.	41,038	938,949	62,378
Cognizant Technology Solutions Corp., Class A	2,755	190,977	(2,097)
Colfax Corp.	9,009	371,892	478
Colony NorthStar, Inc.	13,163	192,706	(658)
Comcast Corp., Class A	2,376	96,109	2,165
Commerce Bancshares, Inc.	15,574	903,915	5,762

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2017 (Unaudited)
Long Positions
Description	Shares	Notional (1)	Net unrealized appreciation (depreciation)
Commercial Metals Co.	8,391	156,073	(11,831)
ConAgra Foods, Inc.	31,050	1,063,152	23,598
Consolidated Edison, Inc.	10,782	893,397	18,869
Constellation Brands, Inc., Class A	4,164	805,109	(13,533)
Convergys Corp.	41,443	993,389	3,315
Cooper Tire & Rubber Co.	5,891	215,316	(9,528)
CoreLogic, Inc.	14,504	660,657	28,573
Corning, Inc.	30,697	894,511	(66,919)
Crane Co.	19,052	1,438,426	(149,558)
Cummins, Inc.	5,836	979,864	10,271
Curtiss-Wright Corp.	15,990	1,541,756	47,011
CVS Health Corp.	1,029	82,248	1,677
D.R. Horton, Inc.	33,573	1,198,220	(33,237)
Dana, Inc.	27,309	647,769	(2,458)
Danaher Corp.	1,403	114,330	(646)
DaVita, Inc.	11,436	740,824	(3,386)
Delta Air Lines, Inc.	20,241	999,096	(106,872)
Deluxe Corp.	2,455	177,251	4,468
Devon Energy Corp.	24,314	809,899	47,655
Diamond Offshore Drilling, Inc.	4,023	49,966	1,955
Dillard’s, Inc., Class A	4,491	331,526	20,492
Discover Financial Services	14,045	855,902	(1,826)
Dolby Laboratories, Inc., Class A	18,265	945,214	(40,366)
Dr. Pepper Snapple Group, Inc.	690	62,900	607
DST Systems, Inc.	17,839	979,361	(127,906)
DTE Energy Co.	13,451	1,440,064	13,182
Eastman Chemical Co.	16,012	1,331,558	(33,305)
eBay, Inc.	74,896	2,676,034	(96,912)
Edison International	12,218	961,312	10,263
Electronic Arts, Inc.	3,533	412,442	(689)
Eli Lilly & Co.	6,859	566,965	3,315
EMCOR Group, Inc.	5,035	339,863	10,523
Emerson Electric Co.	4,816	287,082	(3,612)
Endo International PLC	4,462	49,171	(5,667)
Energen Corp.	826	44,009	(272)
EnerSys	5,291	382,381	(741)
EPR Properties	5,345	386,871	(5,131)
Esterline Technologies Corp.	10,489	1,012,189	(29,369)
Long Positions
Description	Shares	Notional (1)	Net unrealized appreciation (depreciation)
Euronet Worldwide, Inc.	1,690	163,271	11,408
Everest Re Group Ltd.	4,104	1,076,849	(10,137)
Exelixis, Inc.	36,202	981,436	1,195
Exelon Corp.	64,340	2,466,796	77,884
Express Scripts Holding Co.	15,122	947,242	(10,967)
Extended Stay America, Inc.	20,675	408,745	1,654
F5 Networks, Inc.	1,743	210,467	(10,162)
Fair Isaac Corp.	5,780	823,939	5,260
FedEx Corp.	1,784	371,126	(13,291)
First American Financial Corp.	16,790	812,804	49,531
First Solar, Inc.	2,503	123,423	9,525
FLIR Systems, Inc.	19,492	727,441	(16,178)
Foot Locker, Inc.	21,473	1,013,311	(23,593)
Ford Motor Co.	75,568	847,873	(39,295)
Franklin Resources, Inc.	36,857	1,650,456	(55,005)
FTI Consulting, Inc.	13,246	434,601	(11,789)
Fulton Financial Corp.	16,895	308,334	(10,982)
GameStop Corp., Class A	16,910	366,778	7,439
General Dynamics Corp.	1,051	206,343	(4,004)
General Motors Co.	76,181	2,740,992	(29,634)
Genpact Ltd.	29,761	863,069	29,463
Gilead Sciences, Inc.	51,879	3,947,473	256,282
Goldman Sachs Group, Inc. (The)	8,354	1,882,407	(32,831)
Goodyear Tire & Rubber Co. (The)	22,357	704,469	(107,314)
Graham Holdings Co., Class B	323	191,345	(2,293)
Graphic Packaging Holding Co.	10,257	135,290	(6,770)
Greif, Inc., Class A	12,060	676,445	(10,854)
Halliburton Co.	1,203	51,055	(2,009)
Hancock Holding Co.	1,393	64,078	(5,293)
Hawaiian Electric Industries, Inc.	36,120	1,191,599	35,036
HCA Healthcare, Inc.	5,616	451,189	(34,595)
HCP, Inc.	30,544	966,718	(10,798)
Healthcare Trust of America, Inc., Class A	1,777	54,358	746
Helen of Troy Ltd.	509	51,282	3,258
Herman Miller, Inc.	1,325	44,619	(364)
Hewlett Packard Enterprise Co.	118,823	2,080,591	33,270
Hilton Worldwide Holdings, Inc.	5,078	317,527	(457)
HNI Corp.	5,680	214,420	(9,145)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017	25

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2017 (Unaudited)
Long Positions
Description	Shares	Notional (1)	Net unrealized appreciation (depreciation)
Honeywell International, Inc.	10,985	1,495,278	9,447
HP, Inc.	65,010	1,241,691	40,956
Hubbell, Inc.	7,166	851,249	20,781
Humana, Inc.	5,495	1,270,444	(34,948)
Huntington Ingalls Industries, Inc.	11,357	2,340,791	88,925
Hyatt Hotels Corp., Class A	2,242	124,588	717
IAC/InterActiveCorp	904	94,586	(1,844)
IDACORP, Inc.	4,348	375,493	9,479
INC Research Holdings, Inc. Class A	6,768	372,240	(13,008)
Ingredion, Inc.	8,135	1,003,208	27,171
Intel Corp.	34,555	1,225,666	34,555
InterDigital, Inc.	4,938	359,733	(14,814)
International Business Machines Corp.	12,849	1,858,865	(107,161)
Intuit, Inc.	3,690	506,305	15,277
Invesco Ltd.	24,469	850,787	(34,257)
ITT, Inc.	16,611	681,051	(8,014)
Jabil, Inc.	23,737	723,979	—
Jacobs Engineering Group, Inc.	1,936	102,066	(3,446)
JetBlue Airways Corp.	57,716	1,265,712	(71,059)
John Wiley & Sons, Inc., Class A	5,933	327,798	10,679
Johnson & Johnson	11,554	1,533,447	6,586
JPMorgan Chase & Co.	27,104	2,488,147	11,113
Juniper Networks, Inc.	48,348	1,351,327	(57,051)
Kimco Realty Corp.	22,435	452,738	28,044
Kohl’s Corp.	17,713	732,433	25,118
L-3 Communications Corp.	4,055	709,503	12,124
Laboratory Corp. of America Holdings	8,075	1,283,198	32,651
Lam Research Corp.	420	66,973	1,042
Lancaster Colony Corp.	2,243	275,037	(2,221)
Landstar System, Inc.	496	41,242	(2,356)
Las Vegas Sands Corp.	9,130	562,499	4,291
Lear Corp.	16,248	2,407,791	(3,412)
Legg Mason, Inc.	6,685	267,467	2,407
Liberty Interactive Corp., Class A	7,267	173,972	(2,741)
Lincoln National Corp.	14,643	1,069,818	22,649
lululemon athletica, Inc.	4,009	247,115	4,788
Macy’s, Inc.	17,515	415,981	12,261
Manhattan Associates, Inc.	5,960	263,432	(18,118)
Long Positions
Description	Shares	Notional (1)	Net unrealized appreciation (depreciation)
ManpowerGroup, Inc.	9,467	1,014,389	(96,374)
Marathon Petroleum Corp.	5,641	315,840	9,477
Marvell Technology Group Ltd.	36,910	574,320	(25,121)
Masimo Corp.	474	44,840	(1,468)
Maxim Integrated Products, Inc.	6,604	300,086	(9,906)
McKesson Corp.	13,643	2,208,392	(77,812)
Merck & Co., Inc.	32,081	2,049,334	42,321
Micron Technology, Inc.	32,264	907,264	(116,150)
Microsemi Corp.	1,275	66,402	(1,919)
Microsoft Corp.	22,318	1,622,519	(22,261)
Molina Healthcare, Inc.	6,899	460,853	(23,871)
Molson Coors Brewing Co., Class B	20,391	1,814,391	29,975
Morningstar, Inc.	1,207	99,662	4,297
MSA Safety, Inc.	4,695	376,351	1,767
MSC Industrial Direct Co., Inc., Class A	1,177	83,814	(3,649)
Nasdaq, Inc.	7,306	543,347	21,041
National Retail Properties, Inc.	26,405	1,055,672	4,831
NetApp, Inc.	1,945	84,452	(389)
NeuStar, Inc., Class A	20,602	688,107	—
New York Times Co. (The), Class A	13,839	262,941	19,375
Northrop Grumman Corp.	5,081	1,336,964	(8,536)
Nu Skin Enterprises, Inc., Class A	15,039	952,871	5,564
NVIDIA Corp.	3,272	531,733	(16,367)
NVR, Inc.	507	1,323,493	37,341
Oceaneering International, Inc.	26,458	678,648	42,597
Oil States International, Inc.	5,444	135,283	(14,644)
Omnicom Group, Inc.	2,598	204,567	(7,222)
ON Semiconductor Corp.	19,792	295,890	(7,344)
ONE Gas, Inc.	13,998	1,018,774	46,333
Oracle Corp.	28,563	1,426,151	(16,082)
Orbital ATK, Inc.	1,917	195,879	575
Oshkosh Corp.	18,878	1,299,939	8,118
Owens Corning	15,106	1,012,857	16,617
Park Hotels & Resorts, Inc.	19,960	537,523	(2,819)
Parker-Hannifin Corp.	5,802	963,016	58
Patterson-UTI Energy, Inc.	5,411	104,649	(4,166)
Pfizer, Inc.	72,958	2,419,287	(6,012)
PG&E Corp.	8,110	548,966	9,813

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2017 (Unaudited)
Long Positions
Description	Shares	Notional (1)	Net unrealized appreciation (depreciation)
Pilgrim’s Pride Corp.	1,970	47,851	3,388
Pinnacle Foods, Inc.	5,128	304,501	2,051
Pinnacle West Capital Corp.	5,839	506,416	6,832
Pitney Bowes, Inc.	14,497	228,183	3,479
PNC Financial Services Group, Inc. (The)	15,828	2,038,646	22,792
PolyOne Corp.	1,944	71,112	(3,421)
Procter & Gamble Co. (The)	25,096	2,279,219	82,064
ProLogis, Inc.	2,581	156,951	5,910
Prudential Financial, Inc.	5,334	603,969	10,401
Public Service Enterprise Group, Inc.	38,638	1,737,551	55,097
PVH Corp.	372	44,376	2,113
QEP Resources, Inc.	17,590	150,746	(14,072)
Quanta Services, Inc.	10,179	343,338	(713)
Raymond James Financial, Inc.	7,272	604,958	3,054
Raytheon Co.	8,290	1,423,973	39,460
Realty Income Corp.	4,421	252,262	(2,838)
Red Hat, Inc.	4,696	464,294	1,597
Regal Beloit Corp.	8,816	734,814	(7,494)
Regions Financial Corp.	32,640	476,544	(3,264)
Reinsurance Group of America, Inc.	16,992	2,382,278	136,616
Reliance Steel & Aluminum Co.	10,166	735,612	(26,940)
Robert Half International, Inc.	1,019	46,110	(3,414)
Rockwell Automation, Inc.	2,895	477,762	(3,677)
Ross Stores, Inc.	12,237	676,951	10,158
Royal Gold, Inc.	4,412	382,344	12,891
Ryder System, Inc.	598	43,510	(221)
Santander Consumer USA Holdings, Inc.	11,211	143,613	(4,036)
SCANA Corp.	7,485	481,809	2,395
Science Applications International Corp.	3,162	222,636	(601)
Scripps Networks Interactive, Inc., Class A	6,241	545,526	119,765
Seagate Technology PLC	29,492	972,056	(180,196)
Skyworks Solutions, Inc.	7,838	821,971	(12,205)
SLM Corp.	31,396	347,868	(10,313)
Sonoco Products Co.	4,221	204,634	(13,929)
Southwest Airlines Co.	8,853	491,430	(51,279)
Southwestern Energy Co.	20,996	119,677	(5,355)
Long Positions
Description	Shares	Notional (1)	Net unrealized appreciation (depreciation)
Spirit AeroSystems Holdings, Inc., Class A	38,153	2,305,586	(1,908)
State Street Corp.	5,930	552,854	3,973
Steel Dynamics, Inc.	6,656	235,689	(8,544)
STORE Capital Corp.	22,355	522,883	(2,906)
SYNNEX Corp.	8,214	976,809	(17,332)
Synopsys, Inc.	13,377	1,024,277	12,441
Synovus Financial Corp.	3,007	130,744	(4,210)
Target Corp.	1,053	59,674	1,926
Tech Data Corp.	15,136	1,549,926	(57,517)
TEGNA, Inc.	22,473	333,275	(2,613)
Texas Instruments, Inc.	13,752	1,119,138	(6,919)
Textron, Inc.	11,241	552,270	(3,904)
Thor Industries, Inc.	6,043	636,630	703
Timken Co. (The)	22,808	1,037,764	(79,828)
TJX Companies, Inc. (The)	10,867	764,059	(6)
Torchmark Corp.	14,422	1,138,905	8,653
Toro Co. (The)	8,872	630,710	2,129
Travelers Companies, Inc. (The)	9,353	1,198,026	17,397
Trinity Industries, Inc.	3,009	82,477	(843)
Tupperware Brands Corp.	9,742	591,437	(93,231)
Tyson Foods, Inc., Class A	7,959	504,282	13,451
U.S. Bancorp	5,941	313,566	4,456
UGI Corp.	23,733	1,197,805	28,480
Union Pacific Corp.	1,616	166,383	(7,893)
United Continental Holdings, Inc.	16,360	1,107,245	(170,092)
United Rentals, Inc.	7,422	882,921	8,684
United Therapeutics Corp.	14,978	1,923,175	(27,560)
UnitedHealth Group, Inc.	8,756	1,679,488	47,808
Unum Group	25,056	1,256,057	58,380
Valero Energy Corp.	3,555	245,188	5,258
Validus Holdings Ltd.	836	44,968	1,271
Vectren Corp.	11,374	683,691	16,265
Versum Materials, Inc.	4,826	170,165	6,129
Vertex Pharmaceuticals, Inc.	7,811	1,185,866	176,607
Viacom, Inc., Class B	16,223	566,507	1,185
Vishay Intertechnology, Inc.	5,775	103,084	1,733
Vistra Energy Corp	19,360	318,085	5,253

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017	27

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2017 (Unaudited)
Long Positions
Description	Shares	Notional (1)	Net unrealized appreciation (depreciation)
Walgreens Boots Alliance, Inc.	8,038	648,425	13,285
Wal-Mart Stores, Inc.	15,642	1,251,204	56,624
Walt Disney Co. (The)	15,691	1,724,912	52,929
Waste Management, Inc.	12,055	905,933	7,836
Waters Corp.	1,768	306,642	(20,827)
WellCare Health Plans, Inc.	12,343	2,184,588	(68,751)
WESCO International, Inc.	13,505	692,131	(81,705)
West Pharmaceutical Services, Inc.	470	41,689	(2,341)
Western Digital Corp.	12,393	1,054,892	(117,114)
Whirlpool Corp.	1,072	190,687	(18,910)
Woodward, Inc.	12,705	888,588	15,627
World Fuel Services Corp.	16,698	540,013	(109,706)
Worthington Industries, Inc.	16,427	832,356	(36,632)
Xerox Corp.	58,180	1,784,381	76,798
Zimmer Biomet Holdings, Inc.	2,138	259,382	(24,138)
Total United States			(532,049)
Virgin Islands
Playtech Ltd.	6,343	80,384	1,920
Common Stocks Long Positions Total			779,907

Short Positions

Common Stocks
Bermuda
IHS Markit Ltd.	(28,664)	(1,337,176)	(38,685)
Canada
Waste Connections, Inc.	(3,360)	(218,333)	2,422
France
Accor SA	(48,058)	(2,233,544)	92,128
Aeroports de Paris	(7,860)	(1,331,033)	(66,144)
Air Liquide SA	(2,874)	(352,813)	8,875
Bollore SA	(260,952)	(1,210,947)	(408)
Bureau Veritas A	(8,369)	(190,665)	521
Casino Guichard Perrachon SA	(10,906)	(665,409)	36,746
Credit Agricole SA	(73,972)	(1,300,386)	(42,985)
Edenred	(79,434)	(2,087,555)	19,399
Electricite de France SA	(166,608)	(1,690,661)	3,482
Essilor International	(2,073)	(262,825)	8,770
Short Positions
Description	Shares	Notional (1)	Net unrealized appreciation (depreciation)
Eutelsat Communications SA	(23,993)	(650,143)	(26,411)
Groupe Eurotunnel SE	(152,091)	(1,685,585)	(24,772)
Iliad SA	(427)	(105,974)	(2,202)
Ingenico Group SA	(12,033)	(1,262,363)	(108,652)
JCDecaux SA	(18,588)	(661,345)	(30,852)
Natixis	(106,020)	(770,987)	(30,092)
Numericable Group	(37,402)	(1,394,710)	(80,536)
Orpea	(5,024)	(576,304)	(3,519)
Remy Cointreau SA	(1,493)	(171,916)	4,660
Veolia Environnement SA	(5,075)	(114,478)	(2,243)
Vivendi	(47,314)	(1,096,122)	(31,015)
Zodiac Aerospace	(14,036)	(401,272)	(17,530)
Total France			(292,780)
Ireland
Adient PLC	(4,281)	(280,277)	17,404
Alkermes PLC	(29,711)	(1,616,576)	149,089
Allergan PLC	(4,954)	(1,250,043)	(23,779)
Shire PLC	(1,937)	(108,897)	137
Weatherford International PLC	(544,737)	(2,429,527)	(92,605)
Willis Towers Watson PLC	(10,494)	(1,562,347)	(10,074)
Total Ireland			40,172
Jersey
Glencore PLC	(221,574)	(976,870)	(48,873)
Petrofac Ltd	(126,564)	(746,439)	14,140
Total Jersey			(34,733)
Luxembourg
Eurofins Scientific SE	(1,840)	(1,024,622)	57,122
SES SA FDR	(18,544)	(436,304)	(6,714)
Total Luxembourg			50,408
Netherlands
Core Laboratories NV	(12,922)	(1,299,049)	61,425
Patheon NV	(6,187)	(216,298)	(371)
Sensata Technologies Holding NV	(23,858)	(1,076,473)	(2,288)
Total Netherlands			58,766

The accompanying Notes to Financial Statements are an integral part of this statement.
28	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2017 (Unaudited)
Short Positions
Description	Shares	Notional (1)	Net unrealized appreciation (depreciation)
Spain
Acerinox SA	(14,607)	(187,962)	5,996
Atresmedia Corp. de Medios de Comunicacion SA	(11,960)	(140,450)	(5,866)
Bankia SA	(331,358)	(1,679,665)	34,287
Cellnex Telecom SA	(91,736)	(2,063,345)	(112,524)
Ferrovial SA	(43,989)	(950,094)	5,816
Inditex	(16,965)	(674,594)	(1,557)
Total Spain			(73,848)
Switzerland
Garmin Ltd.	(861)	(43,214)	353
Transocean Ltd.	(5,021)	(43,432)	(1,456)
Total Switzerland			(1,103)
United Kingdom
AA PLC	(189,232)	(609,951)	(39,261)
Admiral Group PLC	(2,356)	(64,284)	(2,241)
Aggreko PLC	(75,882)	(849,508)	7,428
Anglo American PLC	(8,807)	(145,540)	(15,555)
Antofagasta PLC	(153,362)	(1,914,192)	(156,246)
ARRIS International PLC	(9,250)	(258,630)	(3,607)
Associated British Foods PLC	(10,241)	(400,495)	(19,580)
Atlassian Corp PLC	(22,836)	(817,986)	1,379
Balfour Beatty PLC	(82,444)	(287,170)	4,843
BHP Billiton PLC	(6,101)	(110,924)	(2,759)
BP PLC	(108,509)	(638,238)	(3,796)
BTG PLC	(64,994)	(565,113)	1,686
Capita PLC	(184,572)	(1,603,608)	(26,473)
Centrica PLC	(75,234)	(197,039)	2,579
Cobham PLC	(674,818)	(1,181,501)	(32,666)
ConvaTec Group PLC	(135,465)	(555,322)	(17,336)
Croda International PLC	(4,228)	(206,458)	9,148
Direct Line Insurance Group PLC	(14,848)	(73,386)	(1,285)
Easyjet PLC	(38,883)	(634,096)	92,333
Essentra PLC	(27,139)	(191,748)	2,062
Experian PLC	(27,482)	(546,435)	8,502
Halma PLC	(4,240)	(61,481)	(1,365)
Hargreaves Lansdown PLC	(79,108)	(1,440,377)	(109,105)
Short Positions
Description	Shares	Notional (1)	Net unrealized appreciation (depreciation)
Hikma Pharmaceuticals PLC	(73,164)	(1,363,041)	(27,682)
IMI PLC	(16,563)	(262,894)	15,620
Inmarsat PLC	(134,148)	(1,372,596)	(41,556)
Intertek Group PLC	(13,678)	(776,191)	(17,134)
John Wood Group PLC	(94,388)	(760,290)	4,740
Just Eat PLC	(196,745)	(1,610,728)	193,716
LivaNova PLC	(11,402)	(694,838)	8,489
Mediclinic International PLC	(148,183)	(1,446,794)	8,027
Meggitt PLC	(33,923)	(225,133)	(6,165)
Merlin Entertainments PLC, Registered Shares	(170,960)	(1,058,575)	(7,765)
Micro Focus International PLC	(3,527)	(103,913)	(4,544)
NEX Group PLC	(5,263)	(46,351)	(1,620)
Pearson PLC	(13,327)	(115,613)	(5,737)
Pennon Group PLC	(110,468)	(1,173,300)	(58)
Provident Financial PLC	(24,985)	(679,743)	71,476
Rio Tinto PLC	(19,579)	(909,305)	(17,456)
Rolls-Royce Holdings PLC	(36,723)	(430,257)	11,374
Rotork PLC	(219,375)	(670,062)	41,368
Royal Bank of Scotland Group PLC	(198,725)	(651,824)	5,611
Royal Dutch Shell PLC, Class A	(67,370)	(1,895,981)	(86,310)
RSA Insurance Group PLC	(8,333)	(71,740)	(1,290)
Schroders PLC	(1,011)	(45,953)	(2,449)
Serco Group PLC	(84,702)	(124,049)	135
Signet Jewelers Ltd.	(19,806)	(1,211,335)	(44,352)
St. James’s Place PLC	(15,217)	(244,341)	(8,922)
Tesco PLC	(318,798)	(732,724)	(6,652)
Thomas Cook Group PLC	(354,642)	(514,238)	(79,016)
United Utilities Group PLC	(81,614)	(966,442)	(29,325)
Whitbread PLC	(3,242)	(164,598)	769
Worldpay Group PLC	(257,964)	(1,259,324)	20,458
Total United Kingdom			(307,565)
United States
3D Systems Corp.	(12,791)	(214,889)	9,979
Acadia Healthcare Co., Inc.	(49,337)	(2,611,407)	(186,987)
ACI Worldwide, Inc.	(39,432)	(913,639)	27,997
Acuity Brands, Inc.	(7,139)	(1,446,718)	(4,712)
Advance Auto Parts, Inc.	(14,886)	(1,667,381)	(152,879)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017	29

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2017 (Unaudited)
Short Positions
Description	Shares	Notional (1)	Net unrealized appreciation (depreciation)
Advanced Micro Devices, Inc.	(80,723)	(1,098,640)	15,337
Agios Pharmaceuticals, Inc.	(22,480)	(1,257,531)	41,496
Air Lease Corp.	(1,105)	(43,736)	(431)
Albemarle Corp.	(5,028)	(582,242)	9,127
Align Technology, Inc.	(276)	(46,155)	(3,042)
Allegheny Technologies, Inc.	(61,819)	(1,170,852)	(62,437)
Alliance Data Systems Corp.	(3,782)	(913,088)	78,060
Alliant Energy Corp.	(1,488)	(60,309)	(595)
Allscripts Healthcare Solutions, Inc.	(53,958)	(664,223)	829
Alnylam Pharmaceuticals, Inc.	(18,284)	(1,512,818)	(91,237)
AMERCO	(214)	(83,152)	(5,367)
American Airlines Group, Inc.	(16,787)	(846,736)	57,579
American Homes 4 Rent, Class A	(2,964)	(68,202)	(89)
Amphenol Corp., Class A	(7,721)	(591,583)	(13,743)
Amtrust Financial Services	(3,871)	(61,936)	(3,058)
Antero Resources Corp.	(33,993)	(700,936)	44,191
Apache Corp.	(11,575)	(572,731)	(9,260)
AptarGroup, Inc.	(7,467)	(604,304)	66,158
Arista Networks, Inc.	(11,090)	(1,655,626)	65,764
Armstrong World Industries, Inc.	(11,404)	(553,664)	(34,782)
Arthur J Gallagher & Co.	(5,544)	(325,932)	(7,152)
Artisan Partners Asset Management, Inc., Class A	(8,204)	(272,783)	(13,126)
athenahealth, Inc.	(2,076)	(287,152)	7,577
Autodesk, Inc.	(1,535)	(170,063)	(5,910)
AutoZone, Inc.	(1,448)	(781,659)	(52,360)
Avangrid, Inc.	(8,394)	(381,255)	(11,919)
Avis Budget Group, Inc.	(16,274)	(500,914)	11,066
Axalta Coating Systems Ltd.	(34,949)	(1,100,894)	65,005
Ball Corp.	(92,131)	(3,860,289)	49,289
Bank of the Ozarks, Inc.	(24,887)	(1,073,874)	129,412
Berry Plastics Group, Inc.	(5,910)	(331,433)	6,259
Biomarin Pharmaceutical, Inc.	(7,116)	(624,287)	(4,860)
Bio-Techne Corp.	(3,507)	(406,496)	596
Black Hills Corp.	(24,178)	(1,684,239)	(32,736)
Black Knight Financial Services, Inc.	(2,927)	(124,398)	(33)
Blue Buffalo Pet Products, Inc.	(69,672)	(1,558,563)	43,124
Brookdale Senior Living, Inc.	(3,394)	(48,195)	204
Short Positions
Description	Shares	Notional (1)	Net unrealized appreciation (depreciation)
Brown & Brown, Inc.	(2,727)	(121,624)	(4,336)
Brown-Forman Corp., Class B	(14,875)	(734,825)	(26,180)
Cabot Oil & Gas Corp.	(13,805)	(343,330)	7,731
Calpine Corp.	(14,518)	(208,769)	(3,775)
CarMax, Inc.	(25,259)	(1,673,409)	(30,816)
Carpenter Technology Corp	(1,220)	(49,325)	(1,293)
Caseys General Stores, Inc.	(9,977)	(1,065,045)	(26,240)
Catalent, Inc.	(7,470)	(259,209)	8,889
Cavium, Inc.	(9,428)	(583,970)	35,616
Centennial Resource Development, Inc.	(14,604)	(245,055)	(4,160)
Cf Industries Holdings, Inc.	(67,871)	(1,992,014)	(5,430)
Charles Schwab Corp. (The)	(23,935)	(1,026,812)	718
Charter Communications, Inc., Class A	(2,692)	(1,055,022)	(133,523)
Chemical Financial Corp.	(5,182)	(249,721)	2,021
Cheniere Energy, Inc.	(51,019)	(2,306,059)	104,228
Chevron Corp.	(9,024)	(985,331)	(40,916)
Chipotle Mexican Grill, Inc.	(1,738)	(597,472)	13,041
Churchill Downs, Inc.	(1,419)	(265,424)	(8,869)
Ciena Corp.	(14,248)	(366,886)	(5,557)
Cimarex Energy Co.	(619)	(61,300)	(3,033)
Cincinnati Financial Corp.	(3,623)	(275,928)	(12,427)
CIT Group, Inc.	(938)	(44,696)	1,801
Citizens Financial Group, Inc.	(1,442)	(50,585)	1,456
Clean Harbors, Inc.	(17,720)	(1,006,496)	(19,048)
Cognex Corp.	(4,347)	(413,226)	(25,560)
Coherent, Inc.	(879)	(232,935)	8,658
CommScope Holding Co., Inc.	(7,621)	(280,300)	(7,356)
CommVault Systems, Inc.	(2,926)	(174,243)	3,293
Compass Minerals International, Inc.	(21,128)	(1,458,888)	(40,426)
comScore, Inc.	(4,807)	(144,234)	(13,003)
Concho Resources, Inc.	(2,713)	(353,395)	(11,503)
Conduent, Inc.	(65,006)	(1,073,249)	(10,619)
CONSOL Energy, Inc.	(19,432)	(325,680)	(21,570)
Copart, Inc.	(27,009)	(850,513)	(9,993)
Costar Group, Inc.	(4,132)	(1,138,573)	(7,964)
Coty, Inc., Class A	(69,290)	(1,419,059)	(141,352)
Cousins Properties, Inc.	(127,150)	(1,168,509)	(35,229)
Covanta Holding Corp.	(72,439)	(1,093,829)	(126,768)

The accompanying Notes to Financial Statements are an integral part of this statement.
30	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2017 (Unaudited)
Short Positions
Description	Shares	Notional (1)	Net unrealized appreciation (depreciation)
Cree, Inc.	(15,261)	(395,413)	3,968
Crown Holdings, Inc.	(3,772)	(224,321)	(476)
CSX Corp.	(9,141)	(451,017)	48,264
Cypress Semiconductor Corp.	(128,409)	(1,823,408)	11,557
CyrusOne, Inc.	(5,168)	(308,581)	(14,625)
Dean Foods Co.	(11,125)	(166,875)	5,437
Dexcom, Inc.	(46,512)	(3,098,164)	189,769
Diebold, Inc.	(33,108)	(774,727)	(67,871)
Dollar General Corp.	(15,339)	(1,152,879)	(50,465)
Dominion Energy, Inc.	(34,845)	(2,689,337)	(19,513)
Domino’s Pizza, Inc.	(5,208)	(971,292)	44,313
Dunkin’ Brands Group, Inc.	(17,760)	(941,813)	8,374
Dycom Industries, Inc.	(10,367)	(939,250)	(22,911)
Ecolab, Inc.	(4,816)	(634,123)	2,408
Edwards Lifesciences Corp.	(552)	(63,579)	490
Empire State Realty Trust, Inc., Class A	(14,189)	(296,408)	(3,973)
Envision Healthcare Corp.	(38,989)	(2,200,149)	199,045
EOG Resources, Inc.	(3,907)	(371,712)	(12,659)
EQT Corp.	(23,284)	(1,483,191)	(21,452)
Equinix, Inc.	(2,154)	(970,872)	(32,849)
Essex Property Trust, Inc.	(575)	(150,478)	(2,243)
Exxon Mobil Corp.	(3,846)	(307,834)	3,154
Factset Research Systems, Inc.	(1,642)	(274,575)	(7,849)
Fastenal Co.	(42,444)	(1,823,394)	(19,524)
FireEye, Inc.	(63,716)	(932,165)	55,433
First Data Corp., Class A	(123,590)	(2,306,189)	(18,539)
FirstEnergy Corp.	(52,724)	(1,682,423)	(72,112)
Fitbit, Inc., Class A	(49,730)	(256,607)	27,849
Flowserve Corp.	(13,821)	(568,458)	65,926
FNB Corp.	(112,683)	(1,543,757)	58,595
Gaming and Leisure Properties, Inc.	(3,729)	(141,478)	1,326
Gartner, Inc.	(4,612)	(591,812)	(6,780)
Genesee & Wyoming, Inc., Class A	(4,649)	(302,929)	15,083
Global Payments, Inc.	(12,494)	(1,179,059)	(37,482)
GoDaddy, Inc., Class A	(20,807)	(894,285)	(39)
Graco, Inc.	(3,430)	(398,017)	(27,371)
Granite Construction, Inc.	(21,301)	(1,044,175)	19,019
Guidewire Software, Inc.	(25,425)	(1,834,668)	(27,845)
Short Positions
Description	Shares	Notional (1)	Net unrealized appreciation (depreciation)
H&R Block, Inc.	(4,731)	(144,296)	(1,265)
Halyard Health, Inc.	(14,413)	(579,691)	(11,530)
Harley-Davidson, Inc.	(25,115)	(1,222,347)	29,689
HEICO Corp.	(16,112)	(1,294,921)	(53,170)
Helmerich & Payne	(16,773)	(849,049)	78,833
Hertz Global Holdings, Inc.	(6,097)	(276,682)	(2,683)
Hess Corp.	(30,053)	(1,338,561)	(28,550)
Hilton Grand Vacations, Inc.	(1,975)	(72,601)	(305)
Hologic, Inc.	(1,247)	(55,130)	499
Howard Hughes Corp. (The)	(4,138)	(520,602)	(17,669)
Illumina, Inc.	(10,557)	(1,835,334)	(22,275)
Incyte Corp., Ltd.	(378)	(50,384)	(1,009)
Inovalon Holdings, Inc.	(514)	(6,528)	77
Intrexon Corp.	(3,181)	(68,678)	3,944
Ionis Pharmaceuticals, Inc.	(9,652)	(505,765)	5,888
IPG Photonics Corp.	(3,474)	(530,271)	4,065
Iron Mountain, Inc.	(1,886)	(68,707)	(3,187)
j2 Global, Inc.	(1,737)	(147,002)	69
Jones Lang LaSalle, Inc.	(2,396)	(304,819)	(4,840)
Juno Therapeutics, Inc.	(6,450)	(183,374)	7,894
Kansas City Southern	(4,150)	(428,239)	3,417
KB Home	(9,586)	(219,711)	3,382
KBR, Inc.	(35,661)	(532,062)	13,699
KLX, Inc.	(29,649)	(1,539,376)	(1,334)
Knowles Corp.	(45,382)	(687,537)	52,643
Kosmos Energy Ltd.	(189,730)	(1,252,218)	(32,254)
Kraft Heinz Co. (The)	(1,393)	(121,832)	(2,591)
L Brands, Inc.	(9,700)	(449,983)	(8,827)
Lamar Advertising Co., Class A	(1,754)	(123,780)	2,631
Lamb Weston Holdings, Inc.	(5,458)	(240,043)	55
Liberty Expedia Holdings, Inc., Class A	(958)	(54,654)	(1,241)
Lifepoint Hospitals, Inc.	(3,993)	(237,184)	22,361
Live Nation Entertainment, Inc.	(13,979)	(520,997)	(23,625)
Loews Corp.	(3,401)	(165,561)	(5,204)
LogMeIn, Inc.	(4,678)	(544,753)	(23,624)
Macquarie Infrastructure Corp.	(19,902)	(1,508,771)	40,062
Madison Square Garden Co. (The), Class A	(6,875)	(1,510,575)	(147,606)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017	31

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2017 (Unaudited)
Short Positions
Description	Shares	Notional (1)	Net unrealized appreciation (depreciation)
Marathon Oil Corp.	(3,580)	(43,783)	597
Markel Corp.	(1,532)	(1,641,553)	(137,068)
Martin Marietta Materials, Inc.	(4,216)	(954,629)	(4,886)
Matador Resources Co.	(14,135)	(342,915)	(10,805)
Mattel, Inc.	(17,684)	(354,034)	14,803
MB Financial, Inc.	(3,394)	(138,815)	4,715
Medidata Solutions, Inc.	(6,135)	(471,229)	11,496
Mercury General Corp.	(12,675)	(759,106)	(81,754)
Middleby Corp.	(9,092)	(1,188,143)	(38,277)
Monolithic Power Systems, Inc.	(3,930)	(402,118)	(5,070)
Moody’s Corp.	(1,325)	(174,410)	(8,295)
Motorola Solutions, Inc.	(6,488)	(588,332)	(15,571)
National Fuel Gas Co.	(21,392)	(1,266,620)	(39,199)
National Instruments Corp.	(21,737)	(894,260)	20,868
National Oilwell Varco, Inc.	(16,381)	(535,823)	20,804
Netscout Systems, Inc.	(34,291)	(1,183,040)	(3,429)
Neurocrine Biosciences, Inc.	(25,592)	(1,229,184)	(30,710)
New Jersey Resources Corp.	(33,148)	(1,397,188)	(72,926)
Newell Rubbermaid, Inc.	(15,816)	(833,820)	17,361
Newfield Exploration Co.	(25,849)	(742,642)	(47,304)
Newmont Mining Corp.	(6,043)	(224,618)	(2,845)
NiSource, Inc.	(8,625)	(224,768)	(2,156)
Nordson Corp.	(1,872)	(237,744)	(7,694)
Norwegian Cruise Line Holdings Ltd.	(18,911)	(1,041,429)	(17,776)
NOW, Inc.	(24,057)	(383,228)	3,609
NRG Energy, Inc.	(31,954)	(786,707)	(54,322)
NuVasive, Inc.	(17,655)	(1,161,522)	222,630
Occidental Petroleum Corp.	(6,006)	(371,952)	(11,351)
OGE Energy Corp.	(6,666)	(239,043)	(7,799)
OneMain Holdings, Inc.	(21,466)	(574,001)	(20,450)
ONEOK, Inc.	(34,463)	(1,949,572)	(103,389)
OPKO Health, Inc.	(71,499)	(461,169)	(22,409)
Owens-Illinois, Inc.	(29,752)	(711,073)	23,207
PacWest Bancorp	(11,778)	(565,580)	(12,602)
Palo Alto Networks, Inc.	(7,767)	(1,023,535)	53,437
Pandora Media, Inc.	(180,350)	(1,614,133)	88,372
Papa John’s International, Inc.	(2,698)	(192,448)	14,218
Paramount Group, Inc.	(12,209)	(199,861)	(6,277)
Short Positions
Description	Shares	Notional (1)	Net unrealized appreciation (depreciation)
Parsley Energy, Inc.	(22,497)	(658,712)	(17,773)
Patterson Cos, Inc.	(18,221)	(760,180)	25,145
Pbf Energy, Inc.	(41,624)	(947,778)	(17,482)
Penske Automotive Group, Inc.	(1,006)	(43,801)	966
People’s United Financial, Inc.	(15,555)	(271,279)	4,667
Perrigo Co. PLC	(18,808)	(1,409,095)	(19,748)
Platform Specialty Products Corp.	(97,025)	(1,359,320)	(91,204)
Pnm Resources, Inc.	(25,691)	(1,023,786)	(62,943)
Pool Corp.	(2,696)	(291,492)	10,482
Post Holdings, Inc.	(20,983)	(1,745,786)	(27,593)
Premier, Inc.	(36,945)	(1,289,381)	23,220
Prestige Brands Holdings, Inc.	(18,317)	(982,341)	(39,015)
Primerica, Inc.	(6,226)	(504,617)	(19,923)
ProAssurance Corp.	(721)	(44,558)	(901)
PTC, Inc.	(5,445)	(300,510)	12,524
Quintiles IMS Holdings, Inc.	(490)	(44,370)	(230)
Range Resources Corp.	(35,166)	(742,354)	48,529
Realogy Holdings Corp.	(2,041)	(67,761)	61
ResMed, Inc.	(3,711)	(286,192)	1,856
Rollins, Inc.	(20,686)	(897,979)	(52,956)
Roper Technologies, Inc.	(6,838)	(1,589,561)	27,899
RR Donnelley & Sons Co.	(19,463)	(240,563)	(6,034)
RSP Permian, Inc.	(8,088)	(277,904)	(6,507)
Sabre Corp.	(59,673)	(1,320,563)	(13,725)
Salesforce.com, Inc.	(15,792)	(1,433,914)	(23,846)
Sally Beauty Holdings, Inc.	(36,175)	(731,820)	(16,641)
SBA Communications Corp.	(4,800)	(660,240)	(8,275)
Schlumberger Ltd.	(12,993)	(891,320)	(22,998)
Scotts Miracle-Gro Co. (The), Class A	(1,694)	(162,607)	(4,625)
Sealed Air Corp.	(13,095)	(569,763)	27,141
Sempra Energy	(10,618)	(1,199,940)	(10,406)
ServiceNow, Inc.	(20,491)	(2,263,231)	(19,332)
Sherwin-Williams Co. (The)	(313)	(105,566)	6,927
Silgan Holdings, Inc.	(4,278)	(129,623)	6,716
Six Flags Entertainment Corp.	(25,565)	(1,453,882)	54,732
Snyders-Lance, Inc.	(48,891)	(1,700,918)	16,134
Sotheby’s	(12,828)	(725,937)	(20,781)
Southern Co. (The)	(11,571)	(554,598)	(10,298)

The accompanying Notes to Financial Statements are an integral part of this statement.
32	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2017 (Unaudited)
Short Positions
Description	Shares	Notional (1)	Net unrealized appreciation (depreciation)
Southwest Gas Holdings, Inc.	(811)	(64,961)	1,485
Spirit Realty Capital, Inc.	(31,831)	(252,420)	(7,003)
Splunk, Inc.	(20,206)	(1,212,562)	1,212
Sprint Corp.	(5,072)	(40,475)	2,080
Sprouts Farmers Market, Inc.	(54,752)	(1,317,881)	(1,095)
Square, Inc., Class A	(80,402)	(2,118,593)	(12,864)
SS&C Technologies Holdings, Inc.	(29,595)	(1,147,102)	20,125
Stericycle, Inc.	(9,610)	(740,739)	(15,376)
Stifel Financial Corp.	(13,194)	(670,915)	(47,894)
Superior Energy Services, Inc.	(6,199)	(66,701)	1,178
Symantec Corp.	(15,733)	(487,566)	(7,395)
Tableau Software, Inc., Class A	(8,374)	(539,704)	(681)
Targa Resources Corp.	(11,539)	(535,525)	(4,269)
Tenet Healthcare Corp.	(19,837)	(344,172)	32,334
Tesla Motors, Inc.	(2,973)	(961,676)	(7,050)
Texas Capital Bancshares, Inc.	(718)	(56,255)	(72)
T-Mobile USA, Inc.	(11,983)	(738,872)	(3,355)
Tractor Supply Co.	(20,361)	(1,142,659)	(78,186)
TransDigm Group, Inc.	(9,040)	(2,550,546)	542
TransUnion	(15,184)	(695,883)	(16,995)
TreeHouse Foods, Inc.	(24,983)	(2,119,308)	(90,533)
Tri Pointe Homes, Inc.	(74,842)	(995,399)	26,943
Trimble, Inc.	(2,057)	(76,994)	(411)
TripAdvisor, Inc.	(5,495)	(214,415)	(5,605)
Twitter, Inc.	(42,258)	(679,931)	162,693
Tyler Technologies, Inc.	(8,974)	(1,541,823)	38,678
UDR, Inc.	(19,907)	(778,165)	(10,750)
Ultimate Software Group, Inc.	(10,549)	(2,381,015)	(94,397)
United Natural Foods, Inc.	(11,873)	(457,467)	(25,527)
United States Steel Corp.	(14,815)	(348,004)	(2,074)
Uniti Group, Inc.	(42,421)	(1,085,978)	(3,388)
Universal Display Corp.	(7,284)	(878,450)	3,443
Short Positions
Description	Shares	Notional (1)	Net unrealized appreciation (depreciation)
Valley National Bancorp	(35,844)	(425,827)	358
VEREIT, Inc.	(171,049)	(1,421,417)	17,029
VeriFone Systems, Inc.	(40,165)	(783,619)	8,033
VeriSign, Inc.	(959)	(97,022)	(3,040)
Viasat, Inc.	(27,044)	(1,787,338)	(29,748)
Vista Outdoor, Inc.	(7,300)	(168,557)	(146)
Vulcan Materials Co.	(9,171)	(1,129,134)	17,889
Wabtec Corp.	(16,851)	(1,269,891)	188,161
Wayfair, Inc., Class A	(1,963)	(149,875)	(2,552)
WebMD Health Corp.	(6,413)	(424,861)	(47,171)
Webster Financial Corp.	(10,630)	(552,016)	16,370
Welbilt, Inc.	(59,988)	(1,169,166)	1,019
Wendy’s Co. (The)	(59,926)	(925,257)	13,750
Westar Energy, Inc.	(3,841)	(194,931)	(1,864)
Whiting Petroleum Corp.	(66,631)	(349,813)	(5,330)
WisdomTree Investments, Inc.	(113,687)	(1,186,892)	1,137
Workday, Inc., Class A	(18,081)	(1,846,251)	14,103
WPX Energy, Inc.	(8,439)	(90,972)	(6,920)
WR Berkley Corp.	(6,417)	(442,580)	1,989
Wynn Resorts Ltd.	(8,293)	(1,072,617)	5,863
Xilinx, Inc.	(811)	(51,304)	2,109
XPO Logistics, Inc.	(8,399)	(504,864)	13,818
Zayo Group Holdings, Inc.	(65,016)	(2,131,875)	(121,862)
Zebra Technologies Corp., Class A	(1,511)	(153,699)	(1,511)
Zillow Group, Inc., Class C	(43,753)	(1,975,885)	84,881
Total United States			(879,635)
Common Stocks Short Positions Total			(1,476,581)
Total of Long and Short Positions			(696,674)
Net Cash and Other Receivable/(Payables)(2)			(374,443)
Swaps, at Value			(1,071,117)

(1)	The notional amounts of the positions held in the total return basket swap represent the market values (including any fees or commissions) of the long and short positions when they are established. The total return basket swap is valued daily, and the change in value is recorded as unrealized appreciation (depreciation). Payments received or made are recorded as realized gains (losses).
(2)	Net cash and other receivables (payables) includes gains (losses) which will be paid upon the swap reset.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017	33

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2017, the value of these securities amounted to $305,903, which represents 0.03% of net assets.
(d)	The rate shown is the seven-day current annualized yield at July 31, 2017.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.137%	187,098,394	104,062,296	(101,071,151)	190,089,539	(1,083)	484,832	190,089,539
Abbreviation Legend
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	New Israeli Sheqel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At July 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
888,733,000	91,478,000	(9,657,000)	81,821,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2017 (Unaudited)
Fair value measurements  (continued)
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	52,733,874	12,264,036	—	—	64,997,910
Consumer Staples	9,616,799	10,825,653	—	—	20,442,452
Energy	33,238,146	6,548,742	—	—	39,786,888
Financials	122,968,401	10,561,791	—	—	133,530,192
Health Care	128,441,984	12,120,234	—	—	140,562,218
Industrials	50,290,494	24,133,739	—	—	74,424,233
Information Technology	169,403,501	36,655,232	—	—	206,058,733
Materials	20,246,305	26,773,165	—	—	47,019,470
Real Estate	—	14,415,807	—	—	14,415,807
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017	35

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Telecommunication Services	1,816,791	15,593,631	—	—	17,410,422
Utilities	2,252,950	11,045,520	—	—	13,298,470
Total Common Stocks	591,009,245	180,937,550	—	—	771,946,795
Limited Partnerships
Energy	7,111,174	—	—	—	7,111,174
Preferred Stocks
Consumer Discretionary	—	1,406,032	—	—	1,406,032
Money Market Funds	—	—	—	190,089,539	190,089,539
Total Investments	598,120,419	182,343,582	—	190,089,539	970,553,540
Investments Sold Short
Common Stocks
Consumer Discretionary	(30,907,392)	(22,182,433)	—	—	(53,089,825)
Consumer Staples	(8,192,646)	(6,118,696)	—	—	(14,311,342)
Energy	(57,917,613)	(12,066,298)	—	—	(69,983,911)
Financials	(28,461,776)	(24,869,648)	—	—	(53,331,424)
Health Care	(16,246,646)	(8,267,937)	—	—	(24,514,583)
Industrials	(13,901,484)	(8,806,345)	—	—	(22,707,829)
Information Technology	(35,646,807)	(12,958,440)	—	—	(48,605,247)
Materials	(20,056,038)	(7,461,436)	—	—	(27,517,474)
Real Estate	(22,425,942)	(2,892,056)	—	—	(25,317,998)
Telecommunication Services	(4,108,512)	(3,182,371)	—	—	(7,290,883)
Utilities	(59,383)	(1,406,590)	—	—	(1,465,973)
Total Common Stocks	(237,924,239)	(110,212,250)	—	—	(348,136,489)
Limited Partnerships
Energy	(999,958)	—	—	—	(999,958)
Preferred Stocks
Consumer Discretionary	—	(827,047)	—	—	(827,047)
Health Care	—	(621,249)	—	—	(621,249)
Total Preferred Stocks	—	(1,448,296)	—	—	(1,448,296)
Total Investments Sold Short	(238,924,197)	(111,660,546)	—	—	(350,584,743)
Total Investments, Net of Investments Sold Short	359,196,222	70,683,036	—	190,089,539	619,968,797
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	2,197,752	—	—	2,197,752
Futures Contracts	1,865,507	—	—	—	1,865,507
Swap Contracts	—	207,148	—	—	207,148
Liability
Forward Foreign Currency Exchange Contracts	—	(287,419)	—	—	(287,419)
Futures Contracts	(892,371)	—	—	—	(892,371)
Swap Contracts	—	(1,549,700)	—	—	(1,549,700)
Total	360,169,358	71,250,817	—	190,089,539	621,509,714
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Total Return Bond Fund, July 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Agency 3.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2012-20C Class 1
03/01/2032	2.510%	802,543	804,527
Series 2012-20G Class 1
07/01/2032	2.380%	1,204,739	1,197,159
Series 2012-20L Class 1
12/01/2032	1.930%	1,347,950	1,309,465
Series 2013-20A Class 1
01/01/2033	2.130%	3,034,229	2,962,941
Series 2013-20C Class 1
03/01/2033	2.220%	7,256,409	7,182,011
Series 2014-20D Class 1
04/01/2034	3.110%	3,242,271	3,355,032
Series 2014-20F Class 1
06/01/2034	2.990%	3,390,728	3,463,102
Series 2015-20C Class 1
03/01/2035	2.720%	1,382,683	1,388,856
Series 2016-20F Class 1
06/01/2036	2.180%	13,343,995	13,036,279
Series 2016-20K Class 1
11/01/2036	2.570%	8,679,994	8,692,386
Series 2016-20L Class 1
12/01/2036	2.810%	10,681,654	10,761,366
Series 2017-20D Class 1
04/01/2037	2.840%	13,503,000	13,580,959
Series 2017-20E Class 1
05/01/2037	2.880%	840,000	849,177
Series 2017-20F Class 1
06/01/2037	2.810%	6,445,000	6,458,738
Series 2017-20G Class 1
07/01/2037	2.980%	5,598,000	5,670,231
Total Asset-Backed Securities — Agency (Cost $80,630,903)			80,712,229

Asset-Backed Securities — Non-Agency 17.6%

Ally Master Owner Trust(a)
Series 2014-5 Class A1
10/15/2019	1.716%	1,590,000	1,590,880
AmeriCredit Automobile Receivables Trust(a)
Series 2016-2 Class A2B
10/08/2019	1.924%	916,761	917,604
Apidos CLO XIX(a),(b)
Series 2014-19A Class A2
10/17/2026	3.304%	16,500,000	16,506,649
ARI Fleet Lease Trust(b)
Series 2017-A Class A2
04/15/2026	1.910%	1,500,000	1,499,065
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ascentium Equipment Receivables Trust(b)
Series 2017-1A Class A2
07/10/2019	1.870%	1,290,000	1,289,736
Avery Point VII CLO Ltd.(a),(b)
01/15/2028	7.904%	1,400,000	1,421,430
Birchwood Park CLO Ltd.(a),(b)
Series 2014-1A Class AR
07/15/2026	2.484%	2,500,000	2,504,200
BMW Floorplan Master Owner Trust(a),(b)
Series 2015-1A Class A
07/15/2020	1.726%	1,200,000	1,204,065
BMW Vehicle Lease Trust
Series 2017-1 Class A2
07/22/2019	1.640%	1,625,000	1,625,777
Cabela’s Credit Card Master Note Trust
Series 2015-2 Class A1
07/17/2023	2.250%	5,640,000	5,678,124
Capital One Multi-Asset Execution Trust
Series 2015-A4 Class A4
05/15/2025	2.750%	9,995,000	10,265,655
Series 2017-A3 Class A3
01/15/2025	2.430%	14,300,000	14,472,635
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2014-1A Class AR
04/17/2025	2.604%	4,915,000	4,923,881
Series 2016-1A Class D
04/20/2027	8.907%	1,200,000	1,223,351
CarMax Auto Owner Trust
Series 2016-4 Class A2
11/15/2019	1.210%	3,229,858	3,225,572
Series 2017-2 Class A2
06/15/2020	1.630%	9,935,000	9,939,549
Chesapeake Funding II LLC(a),(b)
Series 2016-2A Class A2
06/15/2028	2.226%	4,808,485	4,830,460
Chrysler Capital Auto Receivables Trust(b)
Series 2016-BA Class A2
01/15/2020	1.360%	1,024,030	1,023,148
CNH Equipment Trust
Series 2015-B Class A3
07/15/2020	1.370%	788,628	787,763
Conn Funding II LP(b)
Series 2017-A Class A
05/15/2020	2.730%	8,094,616	8,104,856
Series 2017-A Class B
05/15/2020	5.110%	1,500,000	1,505,162
Conn’s Receivables Funding LLC(b)
Series 2016-B Class A
10/15/2018	3.730%	338,364	338,686

Columbia Total Return Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, Series 2016-A Class B
08/15/2018	8.960%	434,233	435,994
Dell Equipment Finance Trust(b)
Series 2016-1 Class A2
09/24/2018	1.430%	1,189,382	1,189,147
Series 2017-1 Class A2
06/24/2019	1.860%	1,475,000	1,475,544
Discover Card Execution Note Trust
Series 2017-A2 Class A2
07/15/2024	2.390%	25,940,000	26,255,807
DRB Prime Student Loan Trust(b)
Series 2016-B Class A2
06/25/2040	2.890%	3,509,687	3,518,097
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class AR
10/15/2028	2.734%	9,000,000	9,056,808
Series 2014-33A Class ER
10/15/2028	8.844%	1,500,000	1,532,025
Dryden XXIV Senior Loan Fund(a),(b)
Series 2012-24RA Class AR
11/15/2023	2.470%	4,731,256	4,739,460
DT Auto Owner Trust(b)
Subordinated, Series 2014-1A Class D
01/15/2021	3.980%	2,762,509	2,776,882
Enterprise Fleet Financing LLC(b)
Series 2015-1 Class A2
09/20/2020	1.300%	1,586,612	1,585,682
Series 2015-2 Class A2
02/22/2021	1.590%	1,973,947	1,973,961
Series 2016-2 Class A2
02/22/2022	1.740%	2,511,745	2,509,333
Ford Credit Auto Owner Trust(b)
Series 2015-2 Class A
01/15/2027	2.440%	5,695,000	5,770,157
Series 2016-1 Class A
08/15/2027	2.310%	11,955,000	12,041,384
Series 2016-2 Class A
12/15/2027	2.030%	19,300,000	19,195,132
Series 2017-1 Class A
08/15/2028	2.620%	17,000,000	17,172,808
Ford Credit Auto Owner Trust
Series 2016-A Class A2A
12/15/2018	1.120%	199,411	199,350
GM Financial Automobile Leasing Trust
Series 2016-3 Class A2A
02/20/2019	1.350%	2,493,632	2,490,537
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GMF Floorplan Owner Revolving Trust(a),(b)
Series 2016-1 Class A2
05/17/2021	2.076%	3,440,000	3,471,210
Green Tree Agency Advance Funding Trust I(b)
Series 2016-T1 Class AT1
10/15/2048	2.380%	3,700,000	3,681,389
Harley-Davidson Motorcycle Trust
Series 2015-1 Class A3
06/15/2020	1.410%	1,279,547	1,278,862
Hertz Fleet Lease Funding LP(a),(b)
Series 2014-1 Class A
04/10/2028	1.624%	326,259	326,268
Series 2015-1 Class A
07/10/2029	1.794%	4,795,984	4,801,375
Series 2016-1 Class A1
04/10/2030	2.217%	8,518,261	8,542,653
Series 2017-1 Class A1
04/10/2031	1.767%	3,020,000	3,020,090
Hertz Vehicle Financing II LP(b)
Series 2015-1A Class A
03/25/2021	2.730%	6,800,000	6,817,170
Series 2015-3A Class A
09/25/2021	2.670%	2,870,000	2,857,062
Subordinated, Series 2015-1A Class B
03/25/2021	3.520%	250,000	250,744
Hertz Vehicle Financing LLC(b)
Series 2016-1A Class A
03/25/2020	2.320%	2,600,000	2,590,170
Series 2016-2A Class A
03/25/2022	2.950%	7,730,000	7,740,390
Series 2016-4A Class A
07/25/2022	2.650%	1,000,000	985,290
Hyundai Floorplan Master Owner Trust(a),(b)
Series 2016-1A Class A1
03/15/2021	2.126%	1,425,000	1,434,188
John Deere Owner Trust
Series 2016-A Class A2
10/15/2018	1.150%	1,070,769	1,070,354
Kubota Credit Owner Trust(b)
Series 2016-1A Class A2
04/15/2019	1.250%	1,995,245	1,992,759
Madison Park Funding XVI Ltd.(a),(b)
Series 2014-12A Class AR
07/20/2026	2.567%	11,000,000	11,004,290
Mercedes-Benz Auto Lease Trust
Series 2016-B Class A2
01/15/2019	1.150%	1,412,361	1,411,204

2	Columbia Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-A Class A2A
08/15/2019	1.530%	8,620,000	8,616,041
MMAF Equipment Finance LLC(b)
Series 2017-AA Class A2
05/18/2020	1.730%	1,130,000	1,129,654
New Residential Advance Receivables Trust Advance Receivables-Backed Notes(b)
Series 2017-T1 Class AT1
02/15/2051	3.214%	5,400,000	5,438,289
New York City Tax Lien Trust(b)
Series 2015-A Class A
11/10/2028	1.340%	469,134	467,170
Series 2016-A Class A
11/10/2029	1.470%	1,247,816	1,240,733
Nissan Auto Lease Trust
Series 2016-B Class A2A
12/17/2018	1.260%	3,014,566	3,011,935
Nissan Auto Receivables Owner Trust(a)
Series 2015-A Class A1
01/15/2020	1.626%	5,895,000	5,901,009
Nissan Master Owner Trust Receivables(a)
Series 2017-A Class A
04/15/2021	1.536%	8,610,000	8,626,082
Octagon Investment Partners 31 LLC(a),(b)
Series 2017-1A Class E
07/20/2030	0.000%	1,500,000	1,488,697
Octagon Investment Partners XV Ltd.(a),(b),(c)
Series 2013-1A Class DR
07/19/2030	5.500%	1,000,000	1,000,000
Ocwen Master Advance Receivables Trust(b)
Series 2016-T1 Class AT1
08/17/2048	2.521%	7,500,000	7,488,281
OneMain Direct Auto Receivables Trust(b)
Series 2016-1A Class A
01/15/2021	2.040%	1,693,542	1,695,461
OneMain Financial Issuance Trust(b)
Series 2015-1A Class A
03/18/2026	3.190%	5,085,000	5,134,711
Series 2015-2A Class A
07/18/2025	2.570%	8,952,962	8,966,637
OZLM Funding Ltd.(a),(b)
Series 2012-1A Class DR2
07/23/2029	7.983%	500,000	499,981
Sierra Timeshare Receivables Funding LLC(b)
Series 2016-2A Class A
07/20/2033	2.330%	2,029,322	2,037,109
SoFi Professional Loan Program(b),(d),(e)
Series 2017-A Class R
03/26/2040	0.000%	12,500	736,250
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SoFi Professional Loan Program LLC(b),(c),(d),(e)
Series 2015-D Class RC
10/26/2037	0.000%	2	1,333,333
Series 2016-A Class RIO
01/25/2038	0.000%	3	1,170,000
Series 2016-A Class RPO
01/25/2038	0.000%	4	2,760,000
Series 2016-B Class RC
04/25/2037	0.000%	1	560,000
SoFi Professional Loan Program LLC(b)
Series 2016-A
12/26/2036	2.760%	5,537,568	5,594,363
Springleaf Funding Trust(b)
Series 2016-AA Class A
11/15/2029	2.900%	5,400,000	5,455,462
SPS Servicer Advance Receivables Trust(b)
Series 2016-T2 Class AT2
11/15/2049	2.750%	7,500,000	7,490,900
Symphony CLO V Ltd.(a),(b)
Series 2007-5A Class A1
01/15/2024	2.054%	6,159,679	6,166,732
TAL Advantage V LLC(b)
Series 2014-2A Class A1
05/20/2039	1.700%	718,042	716,678
TCF Auto Receivables Owner Trust(b)
Series 2016-PT1A Class A
06/15/2022	1.930%	4,669,827	4,666,211
Voya Ltd.(a),(b)
Series 2012-4A Class A1R
10/15/2028	2.754%	10,000,000	10,025,170
VSE VOI Mortgage LLC(b)
Series 2016-A Class A
07/20/2033	2.540%	4,763,172	4,744,644
Wells Fargo Dealer Floorplan Master Note Trust(a)
Series 2015-1 Class A
01/20/2020	1.728%	7,845,000	7,858,395
Wheels SPV 2 LLC(b)
Series 2015-1A Class A2
04/22/2024	1.270%	867,390	866,558
World Financial Network Credit Card Master Trust
Series 2012-D Class A
04/17/2023	2.150%	11,475,000	11,538,775
Series 2014-C Class A
08/16/2021	1.540%	3,485,000	3,485,044
Series 2015-B Class A
06/17/2024	2.550%	10,735,000	10,870,813

Columbia Total Return Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
World Omni Automobile Lease Securitization Trust
Series 2015-A Class A3
10/15/2018	1.540%	5,898,045	5,898,904
Total Asset-Backed Securities — Non-Agency (Cost $423,839,403)			426,751,846

Commercial Mortgage-Backed Securities - Agency 0.9%

Federal Home Loan Mortgage Corp.
Series K026 Class A2
11/25/2022	2.510%	4,910,000	4,963,637
Series K027 Class A2
01/25/2023	2.637%	4,161,000	4,231,682
Series K722 Class A2
03/25/2023	2.406%	3,000,000	3,025,254
Series K724 Class A1
03/25/2023	2.776%	5,315,847	5,448,508
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series 20K720 Class A2
06/25/2022	2.716%	3,985,000	4,083,026
Total Commercial Mortgage-Backed Securities - Agency (Cost $21,629,776)			21,752,107

Commercial Mortgage-Backed Securities - Non-Agency 3.7%

American Homes 4 Rent(b)
Series 2015-SFR1 Class F
04/17/2052	5.885%	1,000,000	1,040,313
American Homes 4 Rent Trust(b)
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,525,954	1,604,835
Series 2015-SFR2 Class A
10/17/2045	3.732%	4,439,239	4,685,681
B2R Mortgage Trust(a),(b)
Series 2015-2 Class E
11/15/2048	5.474%	500,000	459,449
BHMS Mortgage Trust(a),(b)
Series 2014-ATLS Class DFX
07/05/2033	4.691%	2,500,000	2,549,545
Capmark Mortgage Securities, Inc.(a),(f)
CMO Series 1997-C1 Class X
07/15/2029	1.423%	1,093,342	23,261
Citigroup Commercial Mortgage Trust
Series 2015-GC29 Class A3
04/10/2048	2.935%	2,215,000	2,225,516
Commercial Mortgage Trust
Series 2013-CR13 Class A3
11/10/2023	3.928%	6,095,000	6,518,081
Series 2013-CR8 Class A4
06/10/2046	3.334%	2,600,000	2,691,757
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-LC19 Class A4
02/10/2048	3.183%	2,140,000	2,178,571
Credit Suisse Mortgage Capital Certificates OA LLC(b)
Subordinated, Series 2014-USA Class D
09/15/2037	4.373%	1,000,000	941,966
DBUBS Mortgage Trust(b)
Series 2011-LC2A Class A4
07/10/2044	4.537%	10,865,000	11,652,890
General Electric Capital Assurance Co.(b)
Series 2003-1 Class A5
05/12/2035	5.743%	1,472,663	1,511,068
Hilton USA Trust(b)
Series 2016-HHV Class A
11/05/2038	3.719%	4,700,000	4,901,171
Series 2016-SFP Class A
11/05/2035	2.828%	3,000,000	3,009,391
Subordinated, Series 2016-SFP Class E
11/05/2035	5.519%	1,500,000	1,536,677
Hilton USA Trust(a),(b)
Series 2016-HHV Class F
11/05/2038	4.194%	4,000,000	3,182,864
Houston Galleria Mall Trust(b)
Series 2015-HGLR Class A1A2
03/05/2037	3.087%	3,000,000	2,994,060
Invitation Homes Trust(a),(b)
Subordinated, Series 2014-SFR3 Class F
12/17/2031	6.226%	196,294	197,196
Subordinated, Series 2015-SFR2 Class E
06/17/2032	4.376%	749,000	757,091
Subordinated, Series 2015-SFR2 Class F
06/17/2032	4.926%	800,000	805,688
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A4
08/15/2046	4.133%	4,300,000	4,633,755
Series 2014-C26 Class A3
01/15/2048	3.231%	765,000	781,147
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C13 Class A4
01/15/2046	3.994%	5,990,000	6,415,628
JPMorgan Commercial Mortgage-Backed Securities Trust(b)
Series 2009-RR1 Class A4B1
03/18/2051	1.000%	214,707	214,275
Merrill Lynch Mortgage Investors Trust(a),(f)
CMO Series 1998-C3 Class IO
12/15/2030	0.911%	1,407,583	1,241
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12 Class A4
10/15/2046	4.259%	2,340,000	2,539,559

4	Columbia Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Capital I Trust(b)
Series 2014-150E Class A
09/09/2032	3.912%	4,080,000	4,331,319
Progress Residential Trust(b)
Series 2017-SFR1 Class A
08/17/2034	2.768%	4,420,000	4,440,861
Rialto Real Estate Fund LLC(b)
Subordinated, Series 2015-LT7 Class B
12/25/2032	5.071%	1,945,291	1,945,291
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	2,550,000	2,581,548
Series 2013-C5 Class A4
03/10/2046	3.185%	6,790,000	6,965,392
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $91,963,239)			90,317,087

Common Stocks —%
Issuer	Shares	Value ($)
Financials —%
Insurance —%
WMI Holdings Corp. Escrow(c),(g),(h)	2,725	—
WMIH Corp.(g)	54,217	62,350
Total		62,350
Total Financials		62,350
Industrials —%
Airlines —%
United Continental Holdings, Inc.(g)	1,493	101,046
Total Industrials		101,046
Total Common Stocks (Cost $1,511,104)		163,396

Corporate Bonds & Notes 34.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Bombardier, Inc.(b)
12/01/2021	8.750%	162,000	183,736
Lockheed Martin Corp.
12/15/2042	4.070%	1,790,000	1,843,276
TransDigm, Inc.
05/15/2025	6.500%	247,000	259,854
06/15/2026	6.375%	459,000	479,437
Total			2,766,303
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.5%
Ford Motor Co.
02/01/2029	6.375%	2,340,000	2,717,110
Gates Global LLC/Co.(b)
07/15/2022	6.000%	359,000	366,826
Schaeffler Finance BV(b)
05/15/2023	4.750%	7,720,000	8,004,381
ZF North America Capital, Inc.(b)
04/29/2025	4.750%	298,000	311,696
Total			11,400,013
Banking 11.5%
Ally Financial, Inc.
09/30/2024	5.125%	443,000	472,929
Bank of America Corp.(a)
12/31/2049	8.125%	5,325,000	5,546,318
Junior Subordinated
12/31/2049	8.000%	9,476,000	9,726,924
Bank of New York Mellon Corp. (The)
05/15/2019	5.450%	3,325,000	3,533,684
Bank of New York Mellon Corp. (The)(a)
Junior Subordinated
12/29/2049	4.500%	2,612,000	2,611,431
BankBoston Capital Trust IV(a)
Junior Subordinated
06/08/2028	1.819%	870,000	821,843
Barclays Bank PLC(a)
12/31/2049	8.250%	2,580,000	2,742,932
Barclays PLC
Subordinated
05/12/2026	5.200%	4,500,000	4,801,392
Citigroup, Inc.(a)
08/14/2017	1.672%	13,820,000	13,821,535
Junior Subordinated
12/31/2049	5.800%	17,790,000	18,601,384
Citigroup, Inc.
Subordinated
08/25/2036	6.125%	1,046,000	1,290,973
Discover Financial Services
04/27/2022	5.200%	3,712,000	4,036,072
11/21/2022	3.850%	2,190,000	2,265,960
Fifth Third Bancorp(a)
Junior Subordinated
12/31/2049	5.100%	5,456,000	5,585,580
First Maryland Capital I(a)
Junior Subordinated
01/15/2027	2.304%	1,072,000	1,012,385

Columbia Total Return Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HBOS PLC(b)
Subordinated
05/21/2018	6.750%	8,382,000	8,681,556
HSBC Holdings PLC(a)
Junior Subordinated
12/31/2049	6.000%	8,015,000	8,406,557
12/31/2049	6.375%	3,960,000	4,229,973
12/31/2049	6.375%	1,985,000	2,136,894
Huntington Capital Trust I(a)
Junior Subordinated
02/01/2027	2.011%	570,000	511,613
JPMorgan Chase & Co.(a)
02/01/2028	3.782%	365,000	374,622
Junior Subordinated
04/29/2049	7.900%	17,302,000	17,931,118
12/31/2049	5.300%	5,405,000	5,669,013
JPMorgan Chase Capital XXI(a)
Junior Subordinated
02/02/2037	2.120%	21,330,000	19,924,353
KeyCorp (a)
Junior Subordinated
12/31/2049	5.000%	7,463,000	7,679,912
KeyCorp Capital I(a)
Junior Subordinated
07/01/2028	2.039%	11,604,000	10,874,445
Lloyds Banking Group PLC
Subordinated
12/10/2025	4.582%	24,798,000	25,922,961
M&T Bank Corp.(a)
Junior Subordinated
12/31/2049	5.125%	2,306,000	2,424,049
MBNA Capital B(a)
Junior Subordinated
02/01/2027	2.111%	639,000	604,074
Mellon Capital IV(a)
Junior Subordinated
06/29/2049	4.000%	315,000	286,271
NB Capital Trust III(a)
Junior Subordinated
01/15/2027	1.854%	607,000	571,572
NTC Capital I(a)
Junior Subordinated
01/15/2027	1.824%	481,000	452,408
NTC Capital II(a)
Junior Subordinated
04/15/2027	1.894%	360,000	338,432
PNC Bank NA
06/01/2025	3.250%	3,395,000	3,459,264
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Bank of Scotland Group PLC(a)
05/15/2023	2.652%	27,096,000	27,367,990
Santander Issuances SAU
Subordinated
11/19/2025	5.179%	4,250,000	4,609,775
Santander UK Group Holdings PLC(b)
Subordinated
09/15/2025	4.750%	4,589,000	4,811,856
09/15/2045	5.625%	2,096,000	2,403,919
State Street Corp.(a)
06/15/2037	2.246%	6,265,000	5,790,877
SunTrust Capital I(a)
Junior Subordinated
05/15/2027	1.850%	7,017,000	6,528,062
SunTrust Capital III(a)
Junior Subordinated
03/15/2028	1.896%	2,359,000	2,155,824
Synovus Financial Corp.(a)
Subordinated
12/15/2025	5.750%	8,090,000	8,607,226
U.S. Bancorp
Subordinated
04/27/2026	3.100%	3,025,000	3,007,727
Wachovia Capital Trust II(a)
Junior Subordinated
01/15/2027	1.804%	3,790,000	3,559,788
Washington Mutual Bank(c),(i)
Subordinated
01/15/2015	0.000%	27,379,000	41,069
Wells Fargo & Co.
10/23/2026	3.000%	3,855,000	3,784,272
Wells Fargo & Co.(a)
Junior Subordinated
03/29/2049	7.980%	7,590,000	7,867,475
Total			277,886,289
Brokerage/Asset Managers/Exchanges 0.0%
NFP Corp.(b)
07/15/2025	6.875%	157,000	159,652
Virtu Financial(b)
06/15/2022	6.750%	51,000	53,586
Total			213,238
Building Materials 0.2%
Allegion PLC
09/15/2023	5.875%	500,000	538,199
American Builders & Contractors Supply Co., Inc.(b)
12/15/2023	5.750%	347,000	368,263

6	Columbia Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	333,000	360,030
CD&R Waterworks Merger Sub LLC(b),(j)
08/15/2025	6.125%	44,000	44,883
HD Supply, Inc.(b)
04/15/2024	5.750%	203,000	217,267
Owens Corning
07/15/2047	4.300%	3,645,000	3,528,637
US Concrete, Inc.(b)
06/01/2024	6.375%	203,000	216,770
Total			5,274,049
Cable and Satellite 0.9%
Altice US Finance I Corp.(b)
05/15/2026	5.500%	913,000	966,581
CCO Holdings LLC/Capital Corp.(b)
05/01/2027	5.875%	913,000	980,399
Charter Communications Operating LLC/Capital
10/23/2045	6.484%	255,000	299,510
Cox Communications, Inc.(b),(j)
08/15/2047	4.600%	3,095,000	3,088,649
CSC Holdings LLC(b)
10/15/2025	6.625%	829,000	918,730
10/15/2025	10.875%	153,000	190,788
DISH DBS Corp.
07/01/2026	7.750%	865,000	1,036,017
NBCUniversal Enterprise Inc.(b)
Junior Subordinated
12/31/2049	5.250%	4,960,000	5,263,220
Radiate HoldCo LLC/Finance, Inc.(b)
02/15/2025	6.625%	110,000	110,208
Sirius XM Radio, Inc.(b)
04/15/2025	5.375%	354,000	371,747
07/15/2026	5.375%	18,000	18,862
08/01/2027	5.000%	201,000	205,109
Time Warner Cable LLC
05/01/2037	6.550%	2,625,000	3,112,347
Time Warner Entertainment Co. LP
07/15/2033	8.375%	1,965,000	2,705,322
Unitymedia Hessen GmbH & Co. KG NRW(b)
01/15/2025	5.000%	558,000	588,153
Videotron Ltd./Ltee(b)
04/15/2027	5.125%	155,000	159,325
Virgin Media Finance PLC(b)
01/15/2025	5.750%	140,000	145,988
Virgin Media Secured Finance PLC(b)
01/15/2026	5.250%	810,000	843,154
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo Secured Finance BV(b)
01/15/2027	5.500%	534,000	551,647
Total			21,555,756
Chemicals 0.3%
Angus Chemical Co.(b)
02/15/2023	8.750%	285,000	292,838
Atotech USA, Inc.(b)
02/01/2025	6.250%	358,000	369,892
Axalta Coating Systems LLC(b)
08/15/2024	4.875%	359,000	370,949
Chemours Co. (The)
05/15/2023	6.625%	338,000	362,636
05/15/2027	5.375%	58,000	61,134
Eco Services Operations LLC/Finance Corp.(b)
11/01/2022	8.500%	268,000	282,240
INEOS Group Holdings SA(b)
08/01/2024	5.625%	208,000	215,090
Koppers, Inc.(b)
02/15/2025	6.000%	145,000	154,598
LyondellBasell Industries NV
02/26/2055	4.625%	4,680,000	4,779,684
PQ Corp.(b)
11/15/2022	6.750%	401,000	434,032
SPCM SA(b)
09/15/2025	4.875%	120,000	123,327
Venator Finance SARL/Materials LLC(b)
07/15/2025	5.750%	35,000	35,994
Total			7,482,414
Construction Machinery 0.0%
Ritchie Bros. Auctioneers, Inc.(b)
01/15/2025	5.375%	124,000	130,020
United Rentals North America, Inc.
09/15/2026	5.875%	438,000	471,148
05/15/2027	5.500%	165,000	173,767
United Rentals North America, Inc.(j)
01/15/2028	4.875%	81,000	81,138
Total			856,073
Consumer Cyclical Services 0.0%
APX Group, Inc.
12/01/2020	8.750%	174,000	178,990
12/01/2022	7.875%	495,000	538,075
APX Group, Inc.(b),(j)
09/01/2023	7.625%	315,000	319,350
Carlson Travel, Inc.(b)
12/15/2023	6.750%	89,000	90,308

Columbia Total Return Bond Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Interval Acquisition Corp.
04/15/2023	5.625%	249,000	258,417
Total			1,385,140
Consumer Products 0.1%
Prestige Brands, Inc.(b)
03/01/2024	6.375%	545,000	585,095
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	267,000	287,023
12/15/2026	5.250%	76,000	80,095
Spectrum Brands, Inc.
07/15/2025	5.750%	344,000	368,554
Springs Industries, Inc.
06/01/2021	6.250%	279,000	287,310
Tempur Sealy International, Inc.
06/15/2026	5.500%	111,000	114,307
Total			1,722,384
Diversified Manufacturing 1.3%
General Electric Co.(a)
Junior Subordinated
12/31/2049	5.000%	30,216,000	31,877,699
SPX FLOW, Inc.(b)
08/15/2024	5.625%	181,000	187,554
Zekelman Industries, Inc.(b)
06/15/2023	9.875%	188,000	213,265
Total			32,278,518
Electric 2.9%
Calpine Corp.
01/15/2025	5.750%	269,000	251,136
Cleveland Electric Illuminating Co. (The)
12/15/2036	5.950%	2,940,000	3,526,648
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%	1,650,000	1,675,681
06/15/2047	3.875%	4,395,000	4,476,545
DTE Energy Co.
10/01/2026	2.850%	11,132,000	10,674,931
Duke Energy Progress LLC
03/30/2044	4.375%	1,635,000	1,775,216
Duke Energy Progress, Inc.
08/15/2045	4.200%	1,505,000	1,606,295
Dynegy, Inc.
11/01/2024	7.625%	160,000	159,190
E.ON International Finance BV(b)
04/30/2038	6.650%	1,885,000	2,364,953
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Emera, Inc.(a)
Subordinated
06/15/2076	6.750%	8,530,000	9,729,071
Enel Finance International NV(b)
05/25/2022	2.875%	4,640,000	4,698,445
05/25/2047	4.750%	2,735,000	2,911,738
Exelon Corp.
04/15/2046	4.450%	1,815,000	1,885,961
FPL Energy National Wind LLC(b)
03/10/2024	5.608%	190,078	190,587
Jersey Central Power & Light Co.
06/01/2037	6.150%	1,235,000	1,434,599
NextEra Energy Capital Holdings, Inc.(a)
Junior Subordinated
09/01/2067	7.300%	6,045,000	6,087,962
NRG Energy, Inc.
05/01/2024	6.250%	95,000	98,422
01/15/2027	6.625%	180,000	184,904
NRG Yield Operating LLC
08/15/2024	5.375%	565,000	592,487
09/15/2026	5.000%	72,000	73,128
Pacific Gas & Electric Co.
03/01/2034	6.050%	945,000	1,221,153
Pattern Energy Group, Inc.(b)
02/01/2024	5.875%	402,000	424,196
Southern Co. (The)
07/01/2026	3.250%	6,293,000	6,257,067
07/01/2036	4.250%	1,275,000	1,319,816
Toledo Edison Co. (The)
05/15/2037	6.150%	1,886,000	2,328,510
Xcel Energy, Inc.
06/01/2025	3.300%	3,165,000	3,228,664
Total			69,177,305
Finance Companies 0.6%
Aircastle Ltd.
02/15/2022	5.500%	6,735,000	7,318,635
HSBC Finance Corp.
Subordinated
01/15/2021	6.676%	4,809,000	5,454,906
iStar, Inc.
04/01/2022	6.000%	130,000	134,119
Navient Corp.
06/15/2018	8.450%	171,000	179,520
06/15/2022	6.500%	402,000	428,324
OneMain Financial Holdings LLC(b)
12/15/2021	7.250%	514,000	539,991

8	Columbia Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Park Aerospace Holdings Ltd.(b)
08/15/2022	5.250%	192,000	195,848
02/15/2024	5.500%	18,000	18,368
Provident Funding Associates LP/Finance Corp.(b)
06/15/2025	6.375%	118,000	122,102
Quicken Loans, Inc.(b)
05/01/2025	5.750%	297,000	311,563
Total			14,703,376
Food and Beverage 0.3%
Anheuser-Busch InBev Finance, Inc.
02/01/2046	4.900%	4,315,000	4,848,580
B&G Foods, Inc.
04/01/2025	5.250%	105,000	109,126
Chobani LLC/Finance Corp., Inc.(b)
04/15/2025	7.500%	214,000	228,640
FAGE International SA/USA Dairy Industry, Inc.(b)
08/15/2026	5.625%	278,000	286,565
Lamb Weston Holdings, Inc.(b)
11/01/2024	4.625%	172,000	178,896
11/01/2026	4.875%	175,000	181,612
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	35,000	37,601
Post Holdings, Inc.(b)
08/15/2026	5.000%	529,000	542,951
03/01/2027	5.750%	247,000	262,545
Total			6,676,516
Gaming 0.2%
Boyd Gaming Corp.
05/15/2023	6.875%	198,000	213,869
Eldorado Resorts, Inc.
04/01/2025	6.000%	83,000	88,721
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	21,000	22,889
International Game Technology PLC(b)
02/15/2022	6.250%	508,000	555,711
Jack Ohio Finance LLC/1 Corp.(b)
11/15/2021	6.750%	209,000	219,195
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	306,000	333,322
09/01/2026	4.500%	303,000	305,992
MGM Resorts International
03/15/2023	6.000%	198,000	219,421
09/01/2026	4.625%	330,000	333,949
Penn National Gaming, Inc.(b)
01/15/2027	5.625%	183,000	189,442
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rivers Pittsburgh Borrower LP/Finance Corp.(b)
08/15/2021	6.125%	185,000	188,545
Scientific Games International, Inc.(b)
01/01/2022	7.000%	507,000	540,456
Scientific Games International, Inc.
12/01/2022	10.000%	335,000	374,196
Tunica-Biloxi Gaming Authority(b),(i)
11/15/2016	0.000%	577,000	219,260
Wynn Las Vegas LLC/Capital Corp.(b)
05/15/2027	5.250%	115,000	117,440
Total			3,922,408
Health Care 1.1%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	245,000	264,361
Amsurg Corp.
07/15/2022	5.625%	355,000	369,857
Becton Dickinson and Co.(a)
06/06/2022	2.253%	4,916,000	4,946,248
Becton Dickinson and Co.
05/15/2044	4.875%	2,430,000	2,540,740
Change Healthcare Holdings LLC/Finance, Inc.(b)
03/01/2025	5.750%	211,000	218,401
CHS/Community Health Systems, Inc.
02/01/2022	6.875%	242,000	207,612
03/31/2023	6.250%	432,000	442,708
Express Scripts Holding Co.
07/15/2046	4.800%	6,239,000	6,517,328
HCA, Inc.
04/15/2025	5.250%	1,358,000	1,472,327
Hill-Rom Holdings, Inc.(b)
02/15/2025	5.000%	218,000	224,763
MEDNAX, Inc.(b)
12/01/2023	5.250%	246,000	253,471
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	6,945,000	6,989,219
MPH Acquisition Holdings LLC(b)
06/01/2024	7.125%	404,000	437,572
Quintiles IMS, Inc.(b)
10/15/2026	5.000%	176,000	184,202
Sterigenics-Nordion Holdings LLC(b)
05/15/2023	6.500%	348,000	361,179
Surgery Center Holdings, Inc.(b)
07/01/2025	6.750%	148,000	151,885
Team Health Holdings, Inc.(b)
02/01/2025	6.375%	185,000	181,519

Columbia Total Return Bond Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.
04/01/2021	4.500%	126,000	129,245
04/01/2022	8.125%	202,000	216,769
Tenet Healthcare Corp.(b)
01/01/2022	7.500%	218,000	236,213
07/15/2024	4.625%	235,000	234,795
05/01/2025	5.125%	192,000	193,081
08/01/2025	7.000%	160,000	157,953
Total			26,931,448
Healthcare Insurance 0.0%
Centene Corp.
02/15/2024	6.125%	204,000	221,708
01/15/2025	4.750%	232,000	242,126
Molina Healthcare, Inc.
11/15/2022	5.375%	43,000	45,884
Molina Healthcare, Inc.(b)
06/15/2025	4.875%	75,000	76,232
WellCare Health Plans, Inc.
04/01/2025	5.250%	264,000	278,306
Total			864,256
Home Construction 0.5%
CalAtlantic Group, Inc.
11/15/2024	5.875%	338,000	366,654
06/01/2026	5.250%	2,000	2,077
Lennar Corp.
12/15/2017	4.750%	1,560,000	1,563,535
04/30/2024	4.500%	203,000	211,084
Meritage Homes Corp.
04/01/2022	7.000%	318,000	361,435
Taylor Morrison Communities, Inc./Holdings II(b)
04/15/2023	5.875%	246,000	262,081
Toll Brothers Finance Corp.
10/15/2017	8.910%	10,339,000	10,484,573
Total			13,251,439
Independent Energy 0.8%
Callon Petroleum Co.
10/01/2024	6.125%	135,000	140,200
Callon Petroleum Co.(b)
10/01/2024	6.125%	27,000	27,899
Canadian Natural Resources Ltd.
06/01/2027	3.850%	3,270,000	3,300,990
06/01/2047	4.950%	2,400,000	2,502,293
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	238,000	236,512
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Continental Resources, Inc.
04/15/2023	4.500%	231,000	226,251
06/01/2024	3.800%	2,823,000	2,622,863
CrownRock LP/Finance, Inc.(b)
02/15/2023	7.750%	507,000	541,796
Diamondback Energy, Inc.
05/31/2025	5.375%	727,000	749,866
Extraction Oil & Gas, Inc.(b),(j)
05/15/2024	7.375%	127,000	131,209
Extraction Oil & Gas, Inc./Finance Corp.(b)
07/15/2021	7.875%	163,000	170,518
Halcon Resources Corp.(b)
02/15/2025	6.750%	87,000	88,815
Hess Corp.
03/15/2033	7.125%	1,462,000	1,666,956
02/15/2041	5.600%	945,000	946,455
04/01/2047	5.800%	1,928,000	1,965,579
Laredo Petroleum, Inc.
03/15/2023	6.250%	357,000	366,452
Parsley Energy LLC/Finance Corp.(b)
01/15/2025	5.375%	111,000	113,313
08/15/2025	5.250%	608,000	617,875
PDC Energy, Inc.(b)
09/15/2024	6.125%	332,000	344,389
RSP Permian, Inc.(b)
01/15/2025	5.250%	711,000	721,645
SM Energy Co.
09/15/2026	6.750%	434,000	431,587
Whiting Petroleum Corp.
04/01/2023	6.250%	130,000	122,417
WPX Energy, Inc.
01/15/2022	6.000%	534,000	548,162
Total			18,584,042
Integrated Energy 0.5%
Cenovus Energy, Inc.
11/15/2039	6.750%	10,700,000	11,539,672
Leisure 0.0%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(b)
04/15/2027	5.375%	157,000	165,739
Live Nation Entertainment, Inc.(b)
11/01/2024	4.875%	108,000	110,626
LTF Merger Sub, Inc.(b)
06/15/2023	8.500%	102,000	108,699
Total			385,064

10	Columbia Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 1.4%
Brighthouse Financial, Inc.(b)
06/22/2047	4.700%	6,390,000	6,313,173
Genworth Holdings, Inc.
05/22/2018	6.515%	2,620,000	2,632,138
Massachusetts Mutual Life Insurance Co.(b)
Subordinated
04/15/2065	4.500%	1,095,000	1,110,614
MetLife, Inc.(a),(b)
Junior Subordinated
04/08/2068	9.250%	5,458,000	8,118,846
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%	2,705,000	2,763,839
Prudential Financial, Inc.
12/01/2017	6.000%	83,000	84,158
Teachers Insurance & Annuity Association of America(b)
Subordinated
09/15/2044	4.900%	1,695,000	1,901,951
05/15/2047	4.270%	4,950,000	5,087,397
Voya Financial, Inc.
06/15/2026	3.650%	3,012,000	3,029,476
06/15/2046	4.800%	1,858,000	1,945,374
Total			32,986,966
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(b)
09/01/2024	4.250%	397,000	402,850
Playa Resorts Holding BV(b)
08/15/2020	8.000%	260,000	271,268
Total			674,118
Media and Entertainment 0.3%
21st Century Fox America, Inc.
03/15/2033	6.550%	1,830,000	2,324,874
AMC Networks, Inc.
04/01/2024	5.000%	107,000	110,285
Match Group, Inc.
06/01/2024	6.375%	334,000	365,121
MDC Partners, Inc.(b)
05/01/2024	6.500%	271,000	273,182
Netflix, Inc.(b)
11/15/2026	4.375%	990,000	1,002,093
Nielsen Luxembourg SARL(b)
02/01/2025	5.000%	362,000	373,085
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	406,000	425,068
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(b)
02/15/2025	5.125%	146,000	146,299
Viacom, Inc.
03/15/2043	4.375%	1,825,000	1,608,971
Total			6,628,978
Metals and Mining 0.4%
ArcelorMittal (a)
03/01/2041	7.250%	1,646,000	1,904,224
BHP Billiton Finance USA Ltd.(a),(b)
Junior Subordinated
10/19/2075	6.750%	4,335,000	4,986,798
Constellium NV(b)
05/15/2024	5.750%	571,000	554,049
Freeport-McMoRan, Inc.
11/14/2024	4.550%	655,000	639,099
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(b)
12/15/2023	7.375%	284,000	307,188
HudBay Minerals, Inc.(b)
01/15/2025	7.625%	297,000	325,834
Novelis Corp.(b)
09/30/2026	5.875%	525,000	553,170
Teck Resources Ltd.
07/15/2041	6.250%	652,000	707,896
Total			9,978,258
Midstream 1.8%
Andeavor Logistics LP/Finance Corp.
05/01/2024	6.375%	116,000	126,214
01/15/2025	5.250%	567,000	606,368
Cheniere Corpus Christi Holdings LLC(b)
06/30/2027	5.125%	168,000	174,797
Delek Logistics Partners LP(b)
05/15/2025	6.750%	143,000	144,788
El Paso LLC
01/15/2032	7.750%	1,680,000	2,147,559
Enbridge, Inc.(a)
Subordinated
07/15/2077	5.500%	8,805,000	8,923,339
Energy Transfer Equity LP
06/01/2027	5.500%	686,000	720,635
Enterprise Products Operating LLC(a)
Junior Subordinated
08/01/2066	5.018%	10,817,000	10,886,510

Columbia Total Return Bond Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan Energy Partners LP
03/15/2032	7.750%	990,000	1,260,422
01/15/2038	6.950%	360,000	436,762
11/15/2040	7.500%	1,555,000	1,936,490
09/01/2044	5.400%	1,620,000	1,665,645
NGPL PipeCo LLC(b),(j)
08/15/2022	4.375%	66,000	67,851
08/15/2027	4.875%	80,000	82,305
NuStar Logistics LP
04/28/2027	5.625%	159,000	168,595
Plains All American Pipeline LP/Finance Corp.
10/15/2023	3.850%	1,715,000	1,743,414
06/01/2042	5.150%	2,134,000	2,052,784
02/15/2045	4.900%	380,000	358,242
Targa Resources Partners LP/Finance Corp.
03/15/2024	6.750%	74,000	80,119
Targa Resources Partners LP/Finance Corp.(b)
02/01/2027	5.375%	626,000	649,596
Transcanada Trust(a)
Junior Subordinated
08/15/2076	5.875%	7,848,000	8,561,116
Total			42,793,551
Natural Gas 0.9%
Boston Gas Co.(b),(j)
08/01/2027	3.150%	2,295,000	2,292,843
KeySpan Corp.
11/15/2030	8.000%	1,160,000	1,571,447
NiSource Finance Corp.
02/15/2023	3.850%	3,305,000	3,461,012
05/15/2047	4.375%	3,490,000	3,664,186
Sempra Energy
11/15/2020	2.850%	5,135,000	5,229,284
11/15/2025	3.750%	3,620,000	3,731,967
06/15/2027	3.250%	2,560,000	2,547,320
Total			22,498,059
Office REIT 0.3%
Government Properties Income Trust
07/15/2022	4.000%	6,405,000	6,403,277
Oil Field Services 0.8%
Noble Holding International Ltd.(a)
03/16/2018	5.750%	18,938,000	19,042,007
Trinidad Drilling Ltd.(b)
02/15/2025	6.625%	57,000	53,750
Weatherford International Ltd.(b)
02/15/2024	9.875%	153,000	164,580
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Weatherford International Ltd.
08/01/2036	6.500%	45,000	39,620
Total			19,299,957
Other Industry 0.3%
Booz Allen Hamilton, Inc.(b)
05/01/2025	5.125%	20,000	19,947
KAR Auction Services, Inc.(b)
06/01/2025	5.125%	124,000	129,246
Massachusetts Institute of Technology
07/01/2114	4.678%	2,869,000	3,108,639
07/01/2116	3.885%	1,510,000	1,364,812
President and Fellows of Harvard College
07/15/2046	3.150%	1,454,000	1,369,680
07/15/2056	3.300%	2,495,000	2,373,438
Total			8,365,762
Other REIT 0.0%
CyrusOne LP/Finance Corp.(b)
03/15/2024	5.000%	141,000	146,386
03/15/2027	5.375%	142,000	149,571
Total			295,957
Packaging 0.1%
ARD Finance SA PIK
09/15/2023	7.125%	200,000	214,911
Ardagh Packaging Finance PLC/Holdings USA, Inc.(b)
02/15/2025	6.000%	501,000	534,229
Berry Plastics Corp.
10/15/2022	6.000%	342,000	364,138
Novolex (b)
01/15/2025	6.875%	158,000	165,842
Reynolds Group Issuer, Inc./LLC(b)
07/15/2024	7.000%	409,000	443,200
Total			1,722,320
Pharmaceuticals 0.5%
Amgen, Inc.
05/01/2045	4.400%	1,805,000	1,893,559
06/15/2048	4.563%	2,383,000	2,548,004
Eagle Holding Co., II LLC PIK(b)
05/15/2022	7.625%	41,000	42,632
Endo Dac/Finance LLC/Finco, Inc.(a),(b)
02/01/2025	6.000%	168,000	141,944
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(b)
08/01/2023	6.375%	511,000	541,632
Johnson & Johnson
12/05/2033	4.375%	1,798,000	2,052,600
03/03/2037	3.625%	2,815,000	2,920,729

12	Columbia Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mallinckrodt International Finance SA/CB LLC(b)
04/15/2025	5.500%	118,000	108,839
Valeant Pharmaceuticals International, Inc.(b)
03/15/2022	6.500%	68,000	71,745
03/15/2024	7.000%	269,000	286,506
04/15/2025	6.125%	1,238,000	1,053,422
Total			11,661,612
Property & Casualty 0.6%
Chubb Corp. (The)(a)
Junior Subordinated
04/15/2037	3.554%	4,955,000	4,937,910
HUB International Ltd.(b)
10/01/2021	7.875%	674,000	704,608
Liberty Mutual Group, Inc.(b)
05/01/2042	6.500%	1,150,000	1,500,809
Loews Corp.
04/01/2026	3.750%	4,699,000	4,890,174
05/15/2043	4.125%	2,975,000	2,964,424
Total			14,997,925
Railroads 0.5%
CSX Corp.
06/01/2027	3.250%	1,462,000	1,472,126
11/01/2066	4.250%	1,830,000	1,767,002
Kansas City Southern
05/15/2023	3.000%	3,000,000	3,019,626
08/15/2045	4.950%	4,719,000	5,211,348
Total			11,470,102
Restaurants 0.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.(b)
05/15/2024	4.250%	213,000	214,050
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(b)
06/01/2026	5.250%	372,000	393,978
Total			608,028
Retail REIT 0.1%
Kimco Realty Corp.
03/01/2024	2.700%	3,369,000	3,238,502
Retailers 0.5%
CVS Health Corp.
12/01/2022	4.750%	4,790,000	5,277,114
CVS Pass-Through Trust(b)
08/11/2036	4.163%	2,432,541	2,466,719
L Brands, Inc.
11/01/2035	6.875%	225,000	216,019
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lithia Motors, Inc.(b)
08/01/2025	5.250%	35,000	36,073
Macy’s Retail Holdings, Inc.
02/15/2043	4.300%	4,560,000	3,670,641
Penske Automotive Group, Inc.
12/01/2024	5.375%	248,000	249,382
PetSmart, Inc.(b)
06/01/2025	5.875%	97,000	93,304
Total			12,009,252
Supermarkets 0.2%
Kroger Co. (The)
04/15/2042	5.000%	1,527,000	1,581,528
01/15/2048	4.650%	3,713,000	3,692,296
Total			5,273,824
Technology 1.5%
Alpine Finance Merger Sub LLC(b)
08/01/2025	6.875%	60,000	62,125
Broadcom Corp./Cayman Finance Ltd.(b)
01/15/2027	3.875%	6,955,000	7,139,676
Camelot Finance SA(b)
10/15/2024	7.875%	389,000	423,297
CDK Global, Inc.(b)
06/01/2027	4.875%	82,000	84,274
Cisco Systems, Inc.(a)
09/20/2019	1.614%	7,345,000	7,385,956
Dell International LLC/EMC Corp.(b)
06/01/2019	3.480%	5,260,000	5,386,587
06/15/2023	5.450%	5,150,000	5,676,181
06/15/2026	6.020%	1,050,000	1,170,779
Equinix, Inc.
01/15/2026	5.875%	382,000	419,876
05/15/2027	5.375%	361,000	389,744
First Data Corp.(b)
12/01/2023	7.000%	1,011,000	1,090,310
Gartner, Inc.(b)
04/01/2025	5.125%	347,000	366,949
Informatica LLC(b)
07/15/2023	7.125%	221,000	225,250
Oracle Corp.
07/15/2036	3.850%	1,470,000	1,521,415
07/15/2046	4.000%	1,950,000	1,983,064
PTC, Inc.
05/15/2024	6.000%	335,000	361,212
Qualitytech LP/Finance Corp.
08/01/2022	5.875%	455,000	475,214

Columbia Total Return Bond Fund | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sensata Technologies UK Financing Co. PLC(b)
02/15/2026	6.250%	237,000	259,500
Solera LLC/Finance, Inc.(b)
03/01/2024	10.500%	220,000	253,311
Symantec Corp.(b)
04/15/2025	5.000%	348,000	364,184
Tempo Acquisition LLC/Finance Corp.(b)
06/01/2025	6.750%	93,000	96,566
VeriSign, Inc.(b)
07/15/2027	4.750%	222,000	225,280
Total			35,360,750
Transportation Services 0.6%
Avis Budget Car Rental LLC/Finance, Inc.(b)
03/15/2025	5.250%	322,000	313,979
ERAC U.S.A. Finance LLC(b)
12/01/2026	3.300%	3,455,000	3,410,555
11/01/2046	4.200%	1,523,000	1,451,923
ERAC USA Finance LLC(b)
03/15/2042	5.625%	2,332,000	2,652,205
Hertz Corp. (The)(b)
06/01/2022	7.625%	6,362,000	6,284,988
10/15/2024	5.500%	147,000	119,854
Total			14,233,504
Wireless 0.7%
American Tower Corp.
07/15/2027	3.550%	2,770,000	2,752,313
SBA Communications Corp.
09/01/2024	4.875%	744,000	773,189
SFR Group SA(b)
05/01/2026	7.375%	705,000	763,358
Sprint Communications, Inc.(b)
03/01/2020	7.000%	266,000	290,195
Sprint Corp.
06/15/2024	7.125%	436,000	481,152
02/15/2025	7.625%	661,000	745,482
Sprint Spectrum Co. I/II/III LLC(b)
09/20/2021	3.360%	9,295,000	9,434,509
T-Mobile USA, Inc.
01/15/2026	6.500%	709,000	788,601
Total			16,028,799
Wirelines 1.2%
AT&T, Inc.
03/01/2037	5.250%	3,610,000	3,764,894
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AT&T, Inc.(j)
08/14/2037	4.900%	4,890,000	4,881,467
08/14/2058	5.300%	4,960,000	4,935,274
CenturyLink, Inc.
12/01/2023	6.750%	311,000	330,642
04/01/2025	5.625%	230,000	227,345
Deutsche Telekom International Finance BV
06/01/2032	9.250%	1,100,000	1,735,942
Frontier Communications Corp.
09/15/2025	11.000%	766,000	701,215
Level 3 Financing, Inc.
05/01/2025	5.375%	246,000	261,454
03/15/2026	5.250%	226,000	240,058
Telecom Italia Capital SA
09/30/2034	6.000%	39,000	42,962
Telecom Italia SpA(b)
05/30/2024	5.303%	250,000	275,480
Zayo Group LLC/Capital, Inc.
05/15/2025	6.375%	1,478,000	1,600,655
Zayo Group LLC/Capital, Inc.(b)
01/15/2027	5.750%	10,671,000	11,311,441
Total			30,308,829
Total Corporate Bonds & Notes (Cost $826,516,467)			835,694,033

Foreign Government Obligations(k) 1.0%

Canada 0.0%
NOVA Chemicals Corp.(b)
06/01/2024	4.875%	152,000	153,194
06/01/2027	5.250%	157,000	157,555
Total			310,749
Chile 0.1%
Chile Government International Bond
10/30/2022	2.250%	2,900,000	2,864,930
Colombia 0.1%
Colombia Government International Bond
01/18/2041	6.125%	1,697,000	1,968,629
France 0.1%
Electricite de France SA(b)
10/13/2055	5.250%	2,137,000	2,320,081
Mexico 0.3%
Mexico Government International Bond
03/15/2022	3.625%	4,114,000	4,303,396
03/08/2044	4.750%	1,013,000	1,022,913

14	Columbia Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2017 (Unaudited)
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Petroleos Mexicanos(b)
03/13/2027	6.500%	2,241,000	2,472,816
Total			7,799,125
Panama 0.1%
Panama Government International Bond
01/26/2036	6.700%	1,235,000	1,615,749
Peru 0.1%
Peruvian Government International Bond
03/14/2037	6.550%	1,175,000	1,557,196
Philippines 0.0%
Philippine Government International Bond
10/23/2034	6.375%	525,000	706,218
Qatar 0.2%
Nakilat, Inc.(b)
12/31/2033	6.067%	2,293,000	2,667,252
Ras Laffan Liquefied Natural Gas Co., Ltd. II(b)
09/30/2020	5.298%	2,447,966	2,545,948
Total			5,213,200
United Arab Emirates 0.0%
DAE Funding LLC(b),(j)
08/01/2024	5.000%	146,000	149,013
Total Foreign Government Obligations (Cost $22,525,442)			24,504,890

Municipal Bonds 1.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
University of Texas System (The)
Revenue Bonds
Series 2017J
08/15/2025	5.000%	1,385,000	1,716,846
08/15/2026	5.000%	1,245,000	1,557,022
Total			3,273,868
Local General Obligation 0.4%
City of Chicago
Unlimited General Obligation Bonds
Taxable Project
Series 2011-C1
01/01/2035	7.781%	1,090,000	1,201,627
Unlimited General Obligation Refunding Bonds
Taxable
Series 2014B
01/01/2044	6.314%	1,405,000	1,408,962
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Taxable Bonds
Series 2015B
01/01/2033	7.375%	835,000	916,120
City of New York
Unlimited General Obligation Bonds
Series 2016B-1
12/01/2041	5.000%	1,500,000	1,753,230
Los Angeles Unified School District
Unlimited General Obligation Bonds
Taxable Build America Bonds
Series 2009
07/01/2034	5.750%	3,500,000	4,462,745
Total			9,742,684
Sales Tax 0.2%
Central Puget Sound Regional Transit Authority
Revenue Bonds
Green Bonds
Series 2016S-1
11/01/2046	5.000%	1,815,000	2,407,452
Puerto Rico Sales Tax Financing Corp.(i),(l)
Revenue Bonds
1st Senior Series 2009C
08/01/2057	5.750%	1,010,000	624,938
Subordinated Revenue Bonds
1st Series 2009A-1
08/01/2043	5.250%	4,335,000	1,165,031
1st Series 2009B
08/01/2044	6.500%	1,020,000	274,125
1st Series 2010C
08/01/2041	5.250%	4,205,000	1,130,094
Total			5,601,640
Special Non Property Tax 0.2%
JobsOhio Beverage System
Taxable Revenue Bonds
Series 2013B
01/01/2035	4.532%	3,945,000	4,319,183
State General Obligation 0.6%
State of Texas
Unlimited General Obligation Refunding Bonds
Transportation Commission Mobility Fund
Series 2017
10/01/2033	5.000%	4,345,000	5,266,879
10/01/2034	5.000%	8,230,000	9,902,830
Total			15,169,709

Columbia Total Return Bond Fund | Quarterly Report 2017	15

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 0.1%
City of Chicago Waterworks
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.742%	840,000	1,084,994
Total Municipal Bonds (Cost $40,287,208)			39,192,078

Preferred Debt 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.6%
M&T Bank Corp.(a)
12/31/2049	6.375%	7,423	7,824,324
12/31/2049	6.375%	1,660	1,830,150
State Street Corp.(a)
12/31/2049	5.350%	86,965	2,421,106
12/31/2049	5.900%	64,890	1,852,609
Total			13,928,189
Property & Casualty 0.0%
Allstate Corp. (The)(a)
01/15/2053	5.100%	20,380	561,877
Total Preferred Debt (Cost $13,444,037)			14,490,066

Preferred Stocks 0.1%
Issuer	Coupon Rate	Shares	Value ($)
Financials 0.1%
Banks 0.1%
Bank of America Corp.	6.204%	51,000	1,319,880
Total Financials			1,319,880
Total Preferred Stocks (Cost $1,312,230)			1,319,880

Residential Mortgage-Backed Securities - Agency 26.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2021	9.000%	631	637
03/01/2022- 11/01/2026	8.500%	61,194	68,282
08/01/2024- 02/01/2025	8.000%	52,175	57,381
10/01/2028- 07/01/2032	7.000%	674,210	770,939
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/01/2031- 07/01/2037	6.000%	2,011,443	2,311,618
04/01/2033- 06/01/2033	5.500%	1,440,128	1,635,176
01/01/2046- 12/01/2046	3.500%	36,956,823	38,177,468
04/01/2046- 06/01/2046	4.000%	34,739,069	36,607,618
Federal Home Loan Mortgage Corp.(a),(f)
CMO Series 311 Class S1
08/15/2043	4.724%	3,707,072	756,047
CMO Series 4097 Class ST
08/15/2042	4.824%	2,601,421	493,283
CMO Series 4620 Class AS
11/15/2042	1.681%	3,613,691	169,567
CMO STRIPS Series 309 Class S4
08/15/2043	4.744%	1,448,835	302,798
Federal Home Loan Mortgage Corp.(f)
CMO Series 4120 Class IA
10/15/2042	3.500%	10,111,992	2,079,872
CMO Series 4176 Class BI
03/15/2043	3.500%	3,260,509	588,400
CMO Series 4182 Class DI
05/15/2039	3.500%	10,427,833	1,160,475
Federal National Mortgage Association
09/01/2018	10.000%	3,516	3,549
04/01/2023	8.500%	2,885	2,910
06/01/2024	9.000%	11,251	12,034
02/01/2025- 08/01/2027	8.000%	93,669	105,145
03/01/2026- 07/01/2038	7.000%	2,077,606	2,411,797
04/01/2027- 06/01/2032	7.500%	179,878	202,218
05/01/2029- 08/01/2038	6.000%	11,946,394	13,588,995
12/01/2030- 12/01/2043	3.000%	37,734,858	38,272,470
01/01/2031	2.500%	8,893,987	8,983,960
03/01/2033- 01/01/2040	5.500%	4,768,308	5,353,772
08/01/2040- 05/01/2041	5.000%	12,360,793	13,531,316
10/01/2040- 04/01/2047	4.500%	22,479,280	24,200,729
05/01/2043- 11/01/2046	3.500%	62,137,030	64,317,160
08/01/2043- 06/01/2047	4.000%	22,977,244	24,257,377
CMO Series 1988-4 Class Z
03/25/2018	9.250%	143	143

16	Columbia Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(a)
06/01/2032	2.790%	3,567	3,577
07/01/2037	3.367%	118,963	118,723
Federal National Mortgage Association(j)
08/16/2032	2.500%	27,000,000	27,224,648
08/16/2032- 08/14/2047	3.000%	105,000,000	106,436,367
08/14/2047	3.500%	43,000,000	44,269,842
08/14/2047	4.000%	53,000,000	55,796,990
Federal National Mortgage Association(m)
02/01/2046	3.500%	24,788,424	25,538,084
Federal National Mortgage Association(f)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	5,297,306	713,999
CMO Series 2012-148 Class BI
01/25/2043	3.500%	14,063,680	2,890,314
Federal National Mortgage Association(a),(f)
CMO Series 2013-101 Class CS
10/25/2043	4.876%	6,249,411	1,387,057
CMO Series 2013-107 Class SB
02/25/2043	4.718%	6,342,987	1,421,529
CMO Series 2014-93 Class ES
01/25/2045	4.918%	3,449,718	683,990
CMO Series 2016-31 Class VS
06/25/2046	4.768%	3,496,711	697,509
CMO Series 2016-37 Class SA
06/25/2046	4.618%	6,330,566	1,377,295
CMO Series 2016-45 Class AS
07/25/2046	4.768%	5,487,521	1,313,906
CMO Series 2017-8 Class SB
02/25/2047	4.868%	3,654,913	655,040
CMO Series 416 Class S1
11/25/2042	4.868%	3,648,475	725,648
Federal National Mortgage Association(n)
CMO STRIPS Series 43 Class 1
09/25/2018	0.000%	315	312
Government National Mortgage Association
12/15/2023- 07/20/2028	7.500%	163,821	183,205
02/15/2025	8.500%	17,998	20,523
01/15/2030	7.000%	205,350	242,083
Government National Mortgage Association(a)
07/20/2025	2.125%	17,805	18,348
Government National Mortgage Association(j)
08/21/2047	4.000%	82,500,000	86,857,031
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(f)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	7,713,087	1,163,924
Total Residential Mortgage-Backed Securities - Agency (Cost $636,817,789)			640,163,080

Residential Mortgage-Backed Securities - Non-Agency 5.5%

Ajax Mortgage Loan Trust(b)
CMO Series 2016-C Class A
10/25/2057	4.000%	1,452,005	1,451,396
CMO Series 2017-A Class A
04/25/2057	3.470%	4,466,785	4,462,371
American Mortgage Trust(a),(c)
Series 2093-3 Class 3A
07/27/2023	8.188%	2,257	1,368
Angel Oak Mortgage Trust LLC(b)
Series 2015-1
11/25/2045	4.500%	328,719	328,937
11/25/2045	5.500%	1,500,000	1,498,919
ASG Resecuritization Trust(a),(b)
CMO Series 2009-2 Class G70
05/24/2036	3.573%	2,597,178	2,592,891
CMO Series 2009-2 Class G75
05/24/2036	3.573%	4,335,000	4,314,277
Bayview Opportunity Master Fund IIIb Trust(b)
CMO Series 2017-RN3 Class A1
05/28/2032	3.228%	4,417,079	4,420,487
Bayview Opportunity Master Fund IIIB Trust(b)
CMO Series 2016-RPL4 Class A1
07/28/2018	3.475%	2,527,789	2,527,977
Bayview Opportunity Master Fund IVA Trust(b)
Subordinated, CMO Series 2016-SPL1 Class B3
04/28/2055	5.500%	1,000,000	1,007,741
Bayview Opportunity Master Fund IVb Trust(b)
CMO Series 2017-NPL1 Class A1
01/28/2032	3.598%	729,592	728,116
CMO Series 2017-RPL1 Class A1
07/28/2032	3.105%	5,070,000	5,070,507
Bayview Opportunity Master Fund Trust(b)
CMO Series 2016-LT1 Class A1
10/28/2031	3.475%	11,274	11,271
BCAP LLC Trust(a),(b)
CMO Series 2012-RR10 Class 9A1
10/26/2035	3.229%	429,265	431,535
CMO Series 2014-RR3 Class 3A1
07/26/2036	1.299%	228,374	225,056
Series 2010-RR11 Class 8A1
05/27/2037	3.520%	2,950,943	2,951,558

Columbia Total Return Bond Fund | Quarterly Report 2017	17

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2011-RR5 Class 11A4
05/28/2036	1.366%	1,880,284	1,814,379
BCAP LLC Trust(b)
CMO Series 2013-RR2 Class 7A1
07/26/2036	3.000%	1,031,898	1,031,898
CMO Series 2013-RR5 Class 1A1
10/26/2036	3.500%	1,214,709	1,213,443
CMO Series 2013-RR5 Class 3A1
09/26/2036	3.500%	1,905,254	1,901,979
Bellemeade Re II Ltd.(a),(b)
CMO Series 2016-1A Class M2A
04/25/2026	5.732%	271,565	272,334
CAM Mortgage Trust(b)
CMO Series 2016-1 Class A
01/15/2056	4.000%	315,405	315,496
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2005-WF2 Class MF1
08/25/2035	5.187%	620,313	25
Citigroup Mortgage Loan Trust, Inc.(a),(b)
CMO Series 2012-7 Class 12A1
03/25/2036	3.126%	327,787	327,114
CMO Series 2012-9 Class 1A1
02/20/2036	3.179%	510,607	509,839
CMO Series 2013-2 Class 1A1
11/25/2037	3.164%	1,602,549	1,606,482
CMO Series 2014-11 Class 3A3
09/25/2036	1.376%	601,000	577,657
CMO Series 2014-12 Class 3A1
10/25/2035	3.552%	4,406,875	4,471,287
CMO Series 2014-2 Class 3A3
08/25/2037	1.356%	330,239	327,448
CMO Series 2014-C Class A
02/25/2054	3.250%	932,543	933,081
CMO Series 2015-A Class A4
06/25/2058	4.250%	2,948,511	3,052,386
CMO Series 2015-A Class B3
06/25/2058	4.500%	952,056	902,615
Series 2013-11 Class 3A3
09/25/2034	3.083%	774,582	756,213
Citigroup Mortgage Loan Trust, Inc.(b),(f)
CMO Series 2015-A Class A1IO
06/25/2058	1.000%	14,178,258	349,141
COLT LLC(a),(b),(c)
CMO Series 15-1 Class A2
12/26/2045	4.982%	326,643	334,967
COLT Mortgage Loan Trust(b)
CMO Series 2016-1 Class A2
05/25/2046	3.500%	502,553	505,037
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Contimortgage Home Equity Loan Trust
CMO Series 1996-4 Class A9 (NPFGC)
01/15/2028	6.880%	16,088	15,616
Countrywide Home Equity Loan Trust
CMO Series 2007-S2 Class A3 (NPFGC)
05/25/2037	5.813%	715,272	714,346
CMO Series 2007-S2 Class A6 (NPFGC)
05/25/2037	5.779%	545,578	555,595
Credit Suisse Mortgage Capital Certificates(a),(b)
CMO Series 2009-14R Class 4A9
10/26/2035	3.229%	7,740,000	7,783,144
CMO Series 2011-12R Class 3A1
07/27/2036	3.299%	1,807,374	1,804,104
CMO Series 2014-RPL4 Class A1
08/25/2062	3.625%	7,454,213	7,635,279
CMO Series 2014-RPL4 Class A2
08/25/2062	4.830%	3,500,000	3,529,997
Series 2012-11 Class 3A2
06/29/2047	2.234%	252,215	232,570
Credit Suisse Mortgage Capital Certificates(b)
CMO Series 2010-9R Class 1A5
08/27/2037	4.000%	1,000,000	988,871
Credit Suisse Securities (USA) LLC(a),(b)
CMO Series 2014-RPL1 Class A1
02/25/2054	6.250%	6,606,303	6,577,346
Credit Suisse Securities (USA) LLC(b)
CMO Series 2014-RPL1 Class A3
02/25/2054	5.137%	500,000	499,844
CSMC Trust(a),(b)
CMO Series 2015-RPL1 Class A2
02/25/2057	4.687%	1,600,000	1,607,262
Deephaven Residential Mortgage Trust(b),(c)
Series 2016-1A Class A2
07/25/2046	5.500%	1,315,056	1,321,593
GCAT LLC(b)
CMO Series 20 17-2 Class A1
04/25/2047	3.500%	5,772,522	5,786,297
CMO Series 2017-3 Class A1
04/25/2047	3.352%	6,150,603	6,159,127
JPMorgan Resecuritization Trust(a),(b)
CMO Series 2014-1 Class 1016
03/26/2036	3.117%	4,210,000	4,181,538
JPMorgan Resecuritization Trust(b)
CMO Series 2014-5 Class 6A
09/27/2036	4.000%	1,712,464	1,726,492
Legacy Mortgage Asset Trust(b)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	5,929,470	5,922,949

18	Columbia Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-GS1 Class A2
01/25/2057	3.500%	1,298,000	1,248,021
Morgan Stanley Re-Remic Trust(a),(b)
CMO Series 2010-R1 Class 2B
07/26/2035	3.458%	1,909,912	1,908,803
Nomura Asset Acceptance Corp. Alternative Loan Trust(a)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/2047	5.957%	306,748	304,906
CMO Series 2007-1 Class 1A4 (AGM)
03/25/2047	6.138%	1,943,510	1,931,602
Nomura Resecuritization Trust(a),(b)
CMO Series 2014-6R Class 3A1
01/26/2036	1.476%	3,244,373	3,136,651
NRPL Trust(a),(b)
Series 2014-1A Class A1
04/25/2054	3.250%	1,329,669	1,391,130
NRZ Excess Spread-Collateralized Notes(b)
CMO Series 2016-PLS2 Class A
07/25/2021	5.683%	808,209	809,220
Oaktown Re Ltd.(a),(b),(c)
CMO Series 2017-1A Class M1
04/25/2027	3.482%	7,279,669	7,279,669
PennyMac Mortgage Investment Trust(a),(b),(c)
Series 2017-GT1 Class A
02/25/2050	5.982%	1,500,000	1,499,259
Renaissance Home Equity Loan Trust(a)
CMO Series 2005-3 Class M2
11/25/2035	5.355%	3,581,297	233,369
Sequoia Mortgage Trust(i)
CMO Series 2004-6 Class B2
07/20/2034	2.548%	657,037	218,880
SGR Residential Mortgage Trust(b)
CMO Series 2016-1 Class A1
11/25/2046	3.750%	795,817	790,446
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(a)
CMO Series 2004-21XS Class 2A6A
12/25/2034	5.240%	5,101	5,169
Sunset Mortgage Loan Co., LLC(b)
CMO Series 2017-NPL1 Class A
06/16/2047	3.500%	1,058,125	1,060,846
Verus Securitization Trust(a),(b),(c)
CMO Series 2017-2A Class B1
07/25/2047	3.700%	1,500,000	1,499,893
VML LLC(b)
CMO Series 2014-NPL1 Class A1
04/27/2054	3.875%	344,774	344,932
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $136,709,665)			133,931,994

Senior Loans 0.1%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 0.0%
Serta Simmons Holdings, LLC(a),(o)
2nd Lien Term Loan
11/08/2024	9.179%	354,580	353,545
Diversified Manufacturing 0.0%
Accudyne Industries Borrower SCA/LLC(a),(o)
Term Loan
12/13/2019	4.234%	46,791	46,774
Independent Energy 0.0%
Chesapeake Energy Corp.(a),(o)
Tranche A Term Loan
08/23/2021	8.686%	202,904	217,665
Technology 0.1%
Ancestry.com Operations, Inc.(a),(o)
2nd Lien Term Loan
10/19/2024	9.480%	144,436	147,325
Ascend Learning LLC(a),(o),(p)
Term Loan
07/12/2024	0.000%	29,000	29,227
Hyland Software, Inc.(a),(o)
Tranche 1 1st Lien Term Loan
07/01/2022	4.484%	36,730	37,143
Information Resources, Inc.(a),(o)
2nd Lien Term Loan
01/20/2025	9.477%	427,000	425,399
Kronos, Inc.(a),(o)
2nd Lien Term Loan
11/01/2024	9.561%	226,000	234,287
Misys Ltd.(a),(o)
1st Lien Term Loan
06/13/2024	4.736%	94,908	95,646
Misys Ltd.(a),(j),(o)
2nd Lien Term Loan
06/13/2025	8.459%	35,590	36,517
Total			1,005,544
Total Senior Loans (Cost $1,578,051)			1,623,528

Columbia Total Return Bond Fund | Quarterly Report 2017	19

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2017 (Unaudited)
U.S. Government & Agency Obligations 1.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Residual Funding Corp.(e)
STRIPS
01/15/2030	0.000%	22,716,000	15,759,907
04/15/2030	0.000%	20,573,000	14,142,271
Total U.S. Government & Agency Obligations (Cost $29,621,492)			29,902,178

U.S. Treasury Obligations 15.0%

U.S. Treasury(m)
08/31/2017	0.625%	47,280,000	47,264,662
U.S. Treasury
10/31/2017	0.750%	34,000,000	33,967,500
07/31/2019	1.375%	18,801,000	18,809,494
10/15/2019	1.000%	32,126,000	31,863,194
07/15/2020	1.500%	15,898,000	15,896,548
07/31/2022	1.875%	37,537,000	37,613,829
07/31/2024	2.125%	25,704,000	25,736,279
05/15/2027	2.375%	73,088,300	73,616,332
05/15/2037	5.000%	875,000	1,192,864
02/15/2047	3.000%	35,690,800	36,392,870
U.S. Treasury(e),(m)
STRIPS
05/15/2043	0.000%	53,889,000	25,100,486
U.S. Treasury(e)
STRIPS
02/15/2045	0.000%	33,260,000	14,631,802
Total U.S. Treasury Obligations (Cost $358,805,615)			362,085,860
Options Purchased Calls 0.0%
Issuer	Notional ($)/Contracts	Exercise Price/Rate	Expiration Date	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA
	20,000,000	2.40	05/15/2018	445,172
Total Options Purchased Calls (Cost $516,000)				445,172

Options Purchased Puts 0.0%

5-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate
	45,000,000	2.30	05/01/2018	270,054
Total Options Purchased Puts (Cost $508,500)				270,054

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.137%(q),(r)	15,366,569	15,366,569
Total Money Market Funds (Cost $15,366,524)		15,366,569
Total Investments (Cost: $2,703,583,445)		2,718,686,047
Other Assets & Liabilities, Net		(298,404,521)
Net Assets		2,420,281,526

At July 31, 2017, securities and/or cash totaling $17,816,730 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at July 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 10-Year Note	376	USD	47,334,875	09/2017	127,576	—
U.S. Treasury 10-Year Note	100	USD	12,589,063	09/2017	46,536	—
U.S. Treasury 5-Year Note	450	USD	53,166,797	09/2017	137,997	—
U.S. Treasury 5-Year Note	523	USD	61,791,633	09/2017	130,695	—
Total			174,882,368		442,804	—

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Long Bond	(53)	USD	(8,107,344)	09/2017	157,235	—
U.S. Long Bond	(35)	USD	(5,353,906)	09/2017	78,659	—
U.S. Treasury 2-Year Note	(17)	USD	(3,677,844)	09/2017	—	(292)
20	Columbia Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2017 (Unaudited)
Short futures contracts outstanding (continued)
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(262)	USD	(56,682,062)	09/2017	—	(14,060)
U.S. Treasury Ultra 10-Year Note	(133)	USD	(17,961,234)	09/2017	60,490	—
U.S. Ultra Bond	(22)	USD	(3,619,000)	09/2017	1,329	—
U.S. Ultra Bond	(226)	USD	(37,177,000)	09/2017	—	(366,076)
Total			(132,578,390)		297,713	(380,428)
Credit default swap contracts outstanding at July 31, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	Home Depot, Inc.	6/20/2022	1.000	USD	18,300,000	(677,058)	(21,350)	—	(562,803)	—	(135,605)
Barclays	International Business Machines Corp.	6/20/2022	1.000	USD	2,615,000	(78,495)	(3,051)	—	(69,288)	—	(12,258)
Barclays	McDonald’s Corp.	6/20/2022	1.000	USD	2,370,000	(85,947)	(2,765)	—	(72,307)	—	(16,405)
Barclays	PulteGroup, Inc.	6/20/2022	5.000	USD	2,565,000	(453,687)	(14,963)	—	(429,332)	—	(39,318)
Barclays	Weyerhaeuser Co.	6/20/2022	1.000	USD	6,210,000	(164,928)	(7,245)	—	(167,680)	—	(4,493)
Citi	Carnival Corp.	6/20/2022	1.000	USD	2,600,000	(91,578)	(3,033)	—	(74,789)	—	(19,822)
Citi	Eastman Chemical Co.	12/20/2021	1.000	USD	6,010,000	(157,092)	(7,012)	—	(49,603)	—	(114,501)
Citi	Energy Transfer Partners LP	12/20/2021	1.000	USD	1,520,000	(14,401)	(1,773)	52,601	—	—	(68,775)
Citi	Energy Transfer Partners LP	12/20/2021	1.000	USD	3,040,000	(28,802)	(3,547)	97,037	—	—	(129,386)
Citi	International Business Machines Corp.	6/20/2022	1.000	USD	7,845,000	(235,488)	(9,153)	—	(206,013)	—	(38,628)
Citi	Lowe’s Companies, Inc.	6/20/2022	1.000	USD	7,825,000	(289,586)	(9,129)	—	(254,740)	—	(43,975)
Citi	Markit CDX Emerging Markets Index, Series 27	6/20/2022	1.000	USD	6,016,154	243,888	(7,019)	275,757	—	—	(38,888)
Citi	Markit CDX Emerging Markets Index, Series 27	6/20/2022	1.000	USD	21,253,235	861,584	(24,795)	956,822	—	—	(120,033)
Citi	Markit CDX Emerging Markets Index, Series 27	6/20/2022	1.000	USD	20,053,846	812,962	(23,396)	914,233	—	—	(124,667)
Citi	Markit CDX Emerging Markets Index, Series 27	6/20/2022	1.000	USD	30,361,765	1,230,834	(35,422)	1,366,888	—	—	(171,476)
Citi	Time Warner, Inc.	6/20/2022	1.000	USD	7,437,000	(184,076)	(8,678)	—	(215,224)	22,470	—
Credit Suisse	Carnival Corp.	6/20/2022	1.000	USD	7,815,000	(275,259)	(9,118)	—	(221,181)	—	(63,196)
Credit Suisse	Lowe’s Companies, Inc.	6/20/2022	1.000	USD	5,215,000	(192,996)	(6,084)	—	(177,359)	—	(21,721)
Goldman Sachs International	Eastman Chemical Co.	12/20/2021	1.000	USD	3,010,000	(78,677)	(3,512)	—	(18,604)	—	(63,585)
Goldman Sachs International	Eastman Chemical Co.	6/20/2022	1.000	USD	3,865,000	(103,036)	(4,509)	—	(100,823)	—	(6,722)
Goldman Sachs International	Energy Transfer Partners LP	12/20/2021	1.000	USD	1,520,000	(14,402)	(1,773)	48,565	—	—	(64,740)
Goldman Sachs International	Energy Transfer Partners LP	12/20/2021	1.000	USD	4,560,000	(43,203)	(5,320)	127,882	—	—	(176,405)
Goldman Sachs International	General Electric Co.	6/20/2022	1.000	USD	12,420,000	(396,427)	(14,490)	—	(394,893)	—	(16,024)
Goldman Sachs International	General Mills, Inc.	6/20/2022	1.000	USD	3,805,000	(112,146)	(4,439)	—	(113,675)	—	(2,910)
Goldman Sachs International	General Motors Co.	6/20/2022	5.000	USD	6,530,000	(1,184,260)	(38,092)	—	(1,071,336)	—	(151,016)
Goldman Sachs International	Home Depot, Inc.	6/20/2022	1.000	USD	13,070,000	(483,560)	(15,248)	—	(401,864)	—	(96,944)
Goldman Sachs International	Lincoln National Corp.	6/20/2022	1.000	USD	5,175,000	(82,024)	(6,038)	—	(76,305)	—	(11,757)
Columbia Total Return Bond Fund | Quarterly Report 2017	21

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2017 (Unaudited)
Buy protection (continued)
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Goldman Sachs International	McDonald’s Corp.	6/20/2022	1.000	USD	8,920,000	(323,479)	(10,407)	—	(267,903)	—	(65,983)
Goldman Sachs International	PulteGroup, Inc.	6/20/2022	5.000	USD	5,215,000	(922,410)	(30,421)	—	(851,550)	—	(101,281)
Goldman Sachs International	Walt Disney Co. (The)	6/20/2022	1.000	USD	6,535,000	(230,790)	(7,624)	—	(200,932)	—	(37,482)
JPMorgan	Eastman Chemical Co.	6/20/2022	1.000	USD	6,480,000	(172,748)	(7,560)	—	(122,512)	—	(57,796)
JPMorgan	Energy Transfer Partners LP	12/20/2021	1.000	USD	1,520,000	(14,401)	(1,773)	57,243	—	—	(73,417)
JPMorgan	Honeywell International, Inc.	6/20/2022	1.000	USD	6,210,000	(230,637)	(7,245)	—	(236,444)	—	(1,438)
JPMorgan	International Business Machines Corp.	6/20/2022	1.000	USD	5,230,000	(156,992)	(6,102)	—	(137,342)	—	(25,752)
JPMorgan	McDonald’s Corp.	6/20/2022	1.000	USD	7,870,000	(285,402)	(9,182)	—	(241,179)	—	(53,405)
JPMorgan	PulteGroup, Inc.	6/20/2022	5.000	USD	2,565,000	(453,687)	(14,963)	—	(436,165)	—	(32,485)
JPMorgan	PulteGroup, Inc.	6/20/2022	5.000	USD	5,130,000	(907,375)	(29,925)	—	(856,061)	—	(81,239)
JPMorgan	Textron, Inc.	6/20/2022	1.000	USD	5,215,000	(59,967)	(6,084)	—	(59,463)	—	(6,588)
JPMorgan	Time Warner, Inc.	6/20/2022	1.000	USD	4,958,000	(122,718)	(5,784)	—	(141,004)	12,502	—
JPMorgan	Toll Brothers, Inc.	6/20/2022	1.000	USD	15,025,000	(68,691)	(17,529)	200,621	—	—	(286,841)
JPMorgan	Valero Energy Corp.	6/20/2022	1.000	USD	5,960,000	(99,411)	(6,953)	—	(57,435)	—	(48,929)
JPMorgan	Valero Energy Corp.	6/20/2022	1.000	USD	11,770,000	(196,317)	(13,732)	73,633	—	—	(283,682)
JPMorgan	Weyerhaeuser Co.	6/20/2022	1.000	USD	3,300,000	(87,643)	(3,850)	—	(92,275)	782	—
JPMorgan	Weyerhaeuser Co.	6/20/2022	1.000	USD	2,565,000	(68,122)	(2,993)	—	(71,751)	636	—
JPMorgan	Weyerhaeuser Co.	6/20/2022	1.000	USD	2,620,000	(69,583)	(3,057)	—	(40,669)	—	(31,971)
Total								4,171,282	(8,490,504)	36,390	(2,941,539)
Cleared credit default swap contracts outstanding at July 31, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 28	6/20/2022	5.000	USD	194,625,000	—	(2,305,876)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 27	12/20/2021	1.000	USD	11,555,000	—	(89,729)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 28	6/20/2022	1.000	USD	134,200,000	—	(661,382)
Total						—	(3,056,987)
Credit default swap contracts outstanding at July 31, 2017
Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	Anadarko Petroleum Corp.	12/20/2020	1.000	0.846	USD	6,235,000	31,887	7,274	—	(421,734)	460,895	—
Barclays	Anadarko Petroleum Corp.	6/20/2021	1.000	0.997	USD	3,080,000	290	3,593	—	(263,960)	267,843	—
Barclays	Bank of America Corp.	6/20/2018	1.000	0.193	USD	15,565,000	112,043	18,159	83,670	—	46,532	—
Barclays	Canadian Natural Resources Ltd.	12/20/2020	1.000	0.661	USD	3,120,000	35,181	3,640	—	(260,063)	298,884	—
22	Columbia Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2017 (Unaudited)
Sell protection (continued)
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	Citigroup, Inc.	6/20/2018	1.000	0.173	USD	15,340,000	113,246	17,897	68,918	—	62,225	—
Barclays	Frontier Communications Corp.	6/20/2019	5.000	4.105	USD	2,595,000	41,825	15,137	126,256	—	—	(69,294)
Barclays	iStar, Inc.	6/20/2020	5.000	1.359	USD	2,435,000	247,617	14,204	262,052	—	—	(231)
Barclays	JPMorgan Chase & Co.	6/20/2019	1.000	0.243	USD	13,035,000	185,662	15,208	172,652	—	28,218	—
Barclays	JPMorgan Chase & Co.	6/20/2019	1.000	0.243	USD	6,510,000	92,725	7,595	88,723	—	11,597	—
Barclays	JPMorgan Chase & Co.	6/20/2019	1.000	0.243	USD	6,510,000	92,725	7,595	88,723	—	11,597	—
Barclays	Navient Corp.	6/20/2020	5.000	1.675	USD	2,595,000	240,312	15,137	199,413	—	56,036	—
Barclays	Navient Corp.	6/20/2020	5.000	1.675	USD	1,095,000	101,403	6,388	102,140	—	5,651	—
Barclays	Valeant Pharmaceuticals International, Inc.	6/20/2019	5.000	3.466	USD	2,595,000	72,194	15,137	—	(28,644)	115,975	—
Barclays	Verizon Communications, Inc.	12/20/2017	1.000	0.219	USD	8,585,000	26,313	10,016	23,190	—	13,139	—
Barclays	Verizon Communications, Inc.	6/20/2022	1.000	0.695	USD	6,935,000	98,843	8,091	53,795	—	53,139	—
Barclays	Whiting Petroleum Corp.	6/20/2020	5.000	5.042	USD	2,175,000	(2,322)	12,688	115,100	—	—	(104,734)
Barclays	Whiting Petroleum Corp.	6/20/2020	5.000	5.042	USD	2,175,000	(2,321)	12,688	123,556	—	—	(113,189)
Citi	Calpine Corp.	6/20/2020	5.000	1.908	USD	1,220,000	105,022	7,117	115,618	—	—	(3,479)
Citi	Dow Chemical Co. (The)	12/20/2021	1.000	0.392	USD	6,010,000	155,973	7,012	27,181	—	135,804	—
Citi	Freeport-McMoRan, Inc.	6/20/2020	1.000	1.231	USD	2,305,000	(15,016)	2,689	—	(38,517)	26,190	—
Citi	Glencore PLC	6/20/2019	5.000	0.409	USD	2,445,000	210,799	14,263	201,190	—	23,872	—
Citi	JPMorgan Chase & Co.	6/20/2019	1.000	0.243	USD	5,210,000	74,208	6,078	70,988	—	9,298	—
Citi	Plains All American Pipeline LP	12/20/2021	1.000	1.320	USD	3,040,000	(40,485)	3,547	—	(114,498)	77,560	—
Citi	Royal Caribbean Cruises, Ltd.	6/20/2022	5.000	0.715	USD	2,600,000	522,361	15,167	472,694	—	64,834	—
Citi	Target Corp.	6/20/2022	1.000	0.655	USD	7,825,000	126,670	9,129	129,103	—	6,696	—
Citi	Whiting Petroleum Corp.	6/20/2020	5.000	5.042	USD	1,285,000	(1,371)	7,496	50,195	—	—	(44,070)
Credit Suisse	DISH DBS Corp.	6/20/2020	5.000	0.910	USD	2,305,000	265,921	13,446	252,987	—	26,380	—
Credit Suisse	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.669	USD	1,000,000	(113,345)	583	—	(108,117)	—	(4,645)
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	1/17/2047	3.000	4.743	USD	7,500,000	(670,278)	4,375	—	(637,481)	—	(28,422)
Columbia Total Return Bond Fund | Quarterly Report 2017	23

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2017 (Unaudited)
Sell protection (continued)
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	1/17/2047	3.000	4.743	USD	7,500,000	(670,278)	4,375	—	(565,921)	—	(99,982)
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	1/17/2047	3.000	4.743	USD	6,000,000	(536,222)	3,500	—	(387,900)	—	(144,822)
Credit Suisse	Royal Caribbean Cruises, Ltd.	6/20/2022	5.000	0.715	USD	7,815,000	1,570,097	45,587	1,404,847	—	210,837	—
Credit Suisse	Target Corp.	6/20/2022	1.000	0.655	USD	5,215,000	84,420	6,084	93,375	—	—	(2,871)
Credit Suisse	Tyson Foods, Inc.	12/20/2021	1.000	0.420	USD	4,330,000	106,968	5,052	53,706	—	58,314	—
Credit Suisse	Weatherford International Ltd.	6/20/2020	1.000	3.484	USD	520,000	(34,991)	607	—	(20,255)	—	(14,129)
Goldman Sachs International	Anadarko Petroleum Corp.	6/20/2020	1.000	0.639	USD	4,610,000	47,264	5,378	58,403	—	—	(5,761)
Goldman Sachs International	Anadarko Petroleum Corp.	12/20/2020	1.000	0.846	USD	3,120,000	15,956	3,640	—	(232,103)	251,699	—
Goldman Sachs International	Anadarko Petroleum Corp.	12/20/2020	1.000	0.846	USD	3,120,000	15,956	3,640	—	(231,747)	251,343	—
Goldman Sachs International	AT&T, Inc.	12/20/2017	1.000	0.151	USD	13,015,000	43,411	15,184	35,509	—	23,086	—
Goldman Sachs International	Avis Budget Car Rental LLC/Finance, Inc.	6/20/2020	5.000	1.971	USD	1,285,000	108,321	7,496	93,154	—	22,663	—
Goldman Sachs International	Canadian Natural Resources Ltd.	6/20/2020	1.000	0.475	USD	4,865,000	72,682	5,676	68,569	—	9,789	—
Goldman Sachs International	Citigroup, Inc.	6/20/2018	1.000	0.173	USD	7,800,000	57,583	9,100	31,544	—	35,139	—
Goldman Sachs International	DISH DBS Corp.	6/20/2020	5.000	0.910	USD	1,155,000	133,249	6,738	130,445	—	9,542	—
Goldman Sachs International	DISH DBS Corp.	6/20/2022	5.000	2.025	USD	2,570,000	345,893	14,992	255,567	—	105,318	—
Goldman Sachs International	Dow Chemical Co. (The)	12/20/2021	1.000	0.392	USD	3,010,000	78,116	3,512	9,893	—	71,735	—
Goldman Sachs International	FirstEnergy Corp.	6/20/2022	1.000	0.775	USD	12,420,000	130,787	14,490	90,975	—	54,302	—
Goldman Sachs International	Ford Motor Co.	6/20/2022	5.000	1.149	USD	6,530,000	1,169,670	38,092	1,074,698	—	133,064	—
Goldman Sachs International	Freeport-McMoRan, Inc.	6/20/2020	1.000	1.231	USD	1,155,000	(7,526)	1,348	—	(23,349)	17,171	—
Goldman Sachs International	Freeport-McMoRan, Inc.	6/20/2020	1.000	1.231	USD	1,155,000	(7,525)	1,348	—	(23,327)	17,150	—
Goldman Sachs International	Glencore PLC	6/20/2019	5.000	0.409	USD	2,445,000	210,800	14,262	201,190	—	23,872	—
Goldman Sachs International	Hertz Corp. (The)	6/20/2019	5.000	4.512	USD	1,280,000	11,210	7,467	—	(1,544)	20,221	—
Goldman Sachs International	iStar, Inc.	6/20/2020	5.000	1.359	USD	735,000	74,742	4,288	74,035	—	4,995	—
Goldman Sachs International	JPMorgan Chase & Co.	6/20/2019	1.000	0.243	USD	13,035,000	185,663	15,207	172,652	—	28,218	—
24	Columbia Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2017 (Unaudited)
Sell protection (continued)
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Goldman Sachs International	Kroger Co. (The)	6/20/2022	1.000	0.865	USD	3,805,000	23,895	4,439	—	(5,185)	33,519	—
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.669	USD	2,250,000	(255,028)	1,313	—	(234,505)	—	(19,210)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.669	USD	2,500,000	(283,363)	1,458	—	(222,184)	—	(59,721)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.669	USD	3,100,000	(351,369)	1,808	—	(267,761)	—	(81,800)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.669	USD	6,400,000	(725,409)	3,733	—	(519,890)	—	(201,786)
Goldman Sachs International	MetLife, Inc.	6/20/2022	1.000	0.578	USD	5,175,000	102,774	6,038	105,431	—	3,381	—
Goldman Sachs International	NRG Energy, Inc.	6/20/2020	5.000	1.287	USD	2,435,000	253,893	14,204	248,020	—	20,077	—
Goldman Sachs International	Rite Aid Corp.	6/20/2020	5.000	2.100	USD	2,185,000	176,436	12,746	193,955	—	—	(4,773)
Goldman Sachs International	Sherwin-Williams Co. (The)	6/20/2022	1.000	0.535	USD	3,865,000	84,582	4,509	82,484	—	6,607	—
Goldman Sachs International	Sprint Communications, Inc.	6/20/2020	5.000	1.280	USD	2,435,000	254,533	14,204	248,020	—	20,717	—
Goldman Sachs International	Targa Resources Partners LP/Finance Corp.	6/20/2020	1.000	0.992	USD	2,175,000	512	2,538	24,391	—	—	(21,341)
Goldman Sachs International	United Rentals North America, Inc.	6/20/2020	5.000	0.745	USD	2,445,000	294,956	14,263	295,037	—	14,182	—
Goldman Sachs International	Verizon Communications, Inc.	6/20/2019	1.000	0.352	USD	4,865,000	59,160	5,676	56,329	—	8,507	—
Goldman Sachs International	Verizon Communications, Inc.	6/20/2022	1.000	0.695	USD	14,580,000	207,806	17,010	119,838	—	104,978	—
Goldman Sachs International	Weatherford International Ltd.	6/20/2020	1.000	3.484	USD	2,435,000	(163,852)	2,841	—	(97,896)	—	(63,115)
JPMorgan	Ally Financial, Inc.	6/20/2020	5.000	0.989	USD	3,900,000	440,678	22,750	391,918	—	71,510	—
JPMorgan	Ally Financial, Inc.	6/20/2020	5.000	0.989	USD	2,435,000	275,141	14,204	254,281	—	35,064	—
JPMorgan	Anadarko Petroleum Corp.	6/20/2021	1.000	0.997	USD	3,050,000	287	3,558	—	(206,478)	210,323	—
JPMorgan	AT&T, Inc.	6/20/2022	1.000	0.706	USD	5,055,000	69,591	5,898	60,405	—	15,084	—
JPMorgan	Avis Budget Car Rental LLC/Finance, Inc.	6/20/2020	5.000	1.971	USD	6,495,000	547,508	37,887	502,878	—	82,517	—
Columbia Total Return Bond Fund | Quarterly Report 2017	25

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2017 (Unaudited)
Sell protection (continued)
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
JPMorgan	Avis Budget Car Rental LLC/Finance, Inc.	6/20/2020	5.000	1.971	USD	2,185,000	184,188	12,746	117,560	—	79,374	—
JPMorgan	Avis Budget Car Rental LLC/Finance, Inc.	6/20/2020	5.000	1.971	USD	2,175,000	183,345	12,688	132,714	—	63,319	—
JPMorgan	Bank of America Corp.	6/20/2018	1.000	0.193	USD	23,480,000	169,018	27,393	109,549	—	86,862	—
JPMorgan	Bank of America Corp.	6/20/2021	1.000	0.398	USD	15,280,000	348,605	17,827	76,153	—	290,279	—
JPMorgan	Calpine Corp.	6/20/2020	5.000	1.908	USD	2,445,000	210,474	14,263	224,393	—	344	—
JPMorgan	Calpine Corp.	6/20/2020	5.000	1.908	USD	2,435,000	209,614	14,204	233,390	—	—	(9,572)
JPMorgan	Calpine Corp.	6/20/2020	5.000	1.908	USD	3,900,000	335,727	22,750	403,712	—	—	(45,235)
JPMorgan	CenturyLink, Inc.	6/20/2020	1.000	1.294	USD	2,435,000	(20,130)	2,841	—	—	—	(17,289)
JPMorgan	CenturyLink, Inc.	6/20/2020	1.000	1.294	USD	2,445,000	(20,213)	2,853	3,408	—	—	(20,768)
JPMorgan	CenturyLink, Inc.	6/20/2020	1.000	1.294	USD	3,900,000	(32,240)	4,550	—	(5,411)	—	(22,279)
JPMorgan	Citigroup, Inc.	6/20/2018	1.000	0.173	USD	23,350,000	172,380	27,242	129,681	—	69,941	—
JPMorgan	Citigroup, Inc.	6/20/2018	1.000	0.173	USD	15,280,000	112,803	17,827	78,101	—	52,529	—
JPMorgan	Citigroup, Inc.	6/20/2018	1.000	0.173	USD	7,825,000	57,768	9,129	37,900	—	28,997	—
JPMorgan	CSC Holdings LLC	6/20/2020	5.000	0.752	USD	3,900,000	468,489	22,750	446,668	—	44,571	—
JPMorgan	CSC Holdings LLC	6/20/2020	5.000	0.752	USD	2,435,000	292,505	14,204	293,542	—	13,167	—
JPMorgan	CVS Health Corp.	6/20/2022	1.000	0.460	USD	7,870,000	200,406	9,182	185,150	—	24,438	—
JPMorgan	DISH DBS Corp.	6/20/2020	5.000	0.910	USD	3,900,000	449,932	22,750	401,348	—	71,334	—
JPMorgan	DISH DBS Corp.	6/20/2022	5.000	2.025	USD	6,565,000	883,576	38,296	801,649	—	120,223	—
JPMorgan	Energy Transfer Equity LP	6/20/2020	1.000	0.949	USD	3,900,000	5,526	4,550	16,319	—	—	(6,243)
JPMorgan	Equinix, Inc.	6/20/2020	1.000	0.778	USD	3,900,000	24,226	4,550	69,412	—	—	(40,636)
JPMorgan	Freeport-McMoRan, Inc.	6/20/2020	1.000	1.231	USD	3,900,000	(25,407)	4,550	—	(41,832)	20,975	—
JPMorgan	Frontier Communications Corp.	6/20/2019	5.000	4.105	USD	10,395,000	167,539	60,637	569,849	—	—	(341,673)
JPMorgan	HD Supply, Inc.	6/20/2020	5.000	0.450	USD	3,900,000	501,458	22,750	508,887	—	15,321	—
JPMorgan	Hertz Corp. (The)	6/20/2019	5.000	4.512	USD	770,000	6,744	4,492	—	(12,024)	23,260	—
JPMorgan	Hertz Corp. (The)	6/20/2019	5.000	4.512	USD	10,395,000	91,037	60,637	142,089	—	9,585	—
JPMorgan	Hess Corp.	6/20/2022	1.000	1.660	USD	5,960,000	(180,326)	6,953	—	(245,386)	72,013	—
JPMorgan	International Paper Co.	6/20/2022	1.000	0.418	USD	3,300,000	90,792	3,850	92,275	—	2,367	—
JPMorgan	International Paper Co.	6/20/2022	1.000	0.418	USD	2,565,000	70,569	2,993	71,751	—	1,811	—
JPMorgan	iStar, Inc.	6/20/2020	5.000	1.359	USD	3,900,000	396,594	22,750	356,896	—	62,448	—
JPMorgan	Markit CMBX North America Index, Series 7 BBB-	1/17/2047	3.000	4.743	USD	3,000,000	(268,111)	1,750	—	(260,478)	—	(5,883)
JPMorgan	MGM Resorts International	6/20/2020	5.000	0.681	USD	3,900,000	477,956	22,750	487,968	—	12,738	—
JPMorgan	Navient Corp.	6/20/2020	5.000	1.675	USD	6,495,000	601,476	37,887	559,798	—	79,565	—
JPMorgan	Navient Corp.	6/20/2020	5.000	1.675	USD	2,175,000	201,417	12,688	201,984	—	12,121	—
JPMorgan	NRG Energy, Inc.	6/20/2020	5.000	1.287	USD	3,900,000	406,645	22,750	403,712	—	25,683	—
JPMorgan	Pactiv Corp.	6/20/2020	5.000	1.009	USD	3,900,000	438,186	22,750	451,490	—	9,446	—
JPMorgan	Pactiv Corp.	6/20/2020	5.000	1.009	USD	2,435,000	273,585	14,204	293,542	—	—	(5,753)
JPMorgan	Plains All American Pipeline LP	6/20/2021	1.000	1.175	USD	1,555,000	(10,115)	1,814	—	(196,256)	187,955	—
26	Columbia Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2017 (Unaudited)
Sell protection (continued)
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
JPMorgan	Plains All American Pipeline LP	6/20/2021	1.000	1.175	USD	1,565,000	(10,180)	1,826	—	(160,867)	152,513	—
JPMorgan	Plains All American Pipeline LP	6/20/2021	1.000	1.175	USD	1,555,000	(10,115)	1,814	—	(137,522)	129,221	—
JPMorgan	Rite Aid Corp.	6/20/2020	5.000	2.100	USD	2,595,000	209,542	15,138	229,779	—	—	(5,099)
JPMorgan	Rite Aid Corp.	6/20/2020	5.000	2.100	USD	2,175,000	175,628	12,688	202,114	—	—	(13,798)
JPMorgan	Rite Aid Corp.	6/20/2020	5.000	2.100	USD	3,900,000	314,919	22,750	427,479	—	—	(89,810)
JPMorgan	Sherwin-Williams Co. (The)	6/20/2022	1.000	0.535	USD	6,480,000	141,808	7,560	57,742	—	91,626	—
JPMorgan	Southern Co. (The)	6/20/2022	1.000	0.675	USD	12,420,000	189,126	14,490	200,544	—	3,072	—
JPMorgan	Sprint Communications, Inc.	6/20/2020	5.000	1.280	USD	3,900,000	407,670	22,750	380,185	—	50,235	—
JPMorgan	Targa Resources Partners LP/Finance Corp.	6/20/2020	1.000	0.992	USD	6,495,000	1,531	7,578	27,177	—	—	(18,068)
JPMorgan	TransDigm, Inc.	6/20/2020	1.000	1.572	USD	6,495,000	(103,180)	7,578	—	(9,980)	—	(85,622)
JPMorgan	Tyson Foods, Inc.	12/20/2021	1.000	0.420	USD	7,225,000	178,486	8,429	89,681	—	97,234	—
JPMorgan	United Rentals North America, Inc.	6/20/2020	5.000	0.745	USD	3,900,000	470,481	22,750	460,557	—	32,674	—
JPMorgan	United Rentals North America, Inc.	6/20/2020	5.000	0.745	USD	2,435,000	293,750	14,204	292,028	—	15,926	—
JPMorgan	Valeant Pharmaceuticals International, Inc.	6/20/2019	5.000	3.466	USD	10,395,000	289,191	60,637	17,883	—	331,945	—
JPMorgan	Verizon Communications, Inc.	6/20/2022	1.000	0.695	USD	12,960,000	184,716	15,120	94,617	—	105,219	—
JPMorgan	Weatherford International Ltd.	6/20/2020	1.000	3.484	USD	3,900,000	(262,432)	4,550	—	(109,369)	—	(148,513)
JPMorgan	Whiting Petroleum Corp.	6/20/2020	5.000	5.042	USD	520,000	(555)	3,033	24,562	—	—	(22,084)
JPMorgan	Whiting Petroleum Corp.	6/20/2020	5.000	5.042	USD	6,495,000	(6,932)	37,887	441,260	—	—	(410,305)
Morgan Stanley	Anadarko Petroleum Corp.	12/20/2020	1.000	0.846	USD	4,740,000	24,241	5,530	—	(520,724)	550,495	—
Morgan Stanley	Anadarko Petroleum Corp.	12/20/2020	1.000	0.846	USD	6,435,000	32,910	7,508	—	(472,212)	512,630	—
Morgan Stanley	Anadarko Petroleum Corp.	12/20/2020	1.000	0.846	USD	6,445,000	32,961	7,519	—	(394,974)	435,454	—
Morgan Stanley	Bank of America Corp.	6/20/2018	1.000	0.193	USD	7,800,000	56,148	9,100	30,853	—	34,395	—
Morgan Stanley	Bank of America Corp.	6/20/2018	1.000	0.193	USD	7,875,000	56,687	9,188	33,947	—	31,928	—
Columbia Total Return Bond Fund | Quarterly Report 2017	27

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2017 (Unaudited)
Sell protection (continued)
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Canadian Natural Resources Ltd.	6/20/2021	1.000	0.797	USD	1,560,000	11,969	1,820	—	(90,641)	104,430	—
Morgan Stanley	Enterprise Products Partners LP	6/20/2021	1.000	0.570	USD	9,370,000	152,521	10,932	—	(373,935)	537,388	—
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.669	USD	1,300,000	(147,348)	758	—	(126,108)	—	(20,482)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.669	USD	3,500,000	(396,709)	2,042	—	(370,848)	—	(23,819)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.669	USD	2,300,000	(260,694)	1,342	—	(174,789)	—	(84,563)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.669	USD	5,000,000	(566,726)	2,917	—	(449,289)	—	(114,520)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.669	USD	6,000,000	(680,071)	3,500	—	(486,187)	—	(190,384)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.669	USD	7,000,000	(793,416)	4,083	—	(571,233)	—	(218,100)
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	1/17/2047	3.000	4.743	USD	4,100,000	(366,419)	2,392	—	(462,648)	98,621	—
Morgan Stanley	Noble Energy, Inc.	6/20/2021	1.000	1.122	USD	7,680,000	(34,912)	8,960	—	(417,845)	391,893	—
Morgan Stanley	Noble Energy, Inc.	12/20/2021	1.000	1.299	USD	7,625,000	(95,152)	8,896	—	(547,611)	461,355	—
Morgan Stanley	Noble Energy, Inc.	12/20/2021	1.000	1.299	USD	7,590,000	(94,716)	8,855	—	(402,636)	316,775	—
Morgan Stanley	Plains All American Pipeline LP	6/20/2021	1.000	1.175	USD	4,620,000	(30,055)	5,390	—	(525,266)	500,601	—
Morgan Stanley	Plains All American Pipeline LP	6/20/2021	1.000	1.175	USD	3,115,000	(20,264)	3,634	—	(420,833)	404,203	—
Morgan Stanley	Plains All American Pipeline LP	6/20/2021	1.000	1.175	USD	3,125,000	(20,329)	3,646	—	(362,094)	345,411	—
Morgan Stanley	Tyson Foods, Inc.	6/20/2022	1.000	0.477	USD	2,590,000	63,855	3,022	47,688	—	19,189	—
Total									20,218,679	(13,262,057)	11,012,388	(3,047,873)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
28	Columbia Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2017 (Unaudited)
Cleared credit default swap contracts outstanding at July 31, 2017
Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 21	12/20/2018	5.000	1.412	USD	132,599,100	1,967,955	—
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 28	6/20/2024	1.000	0.840	USD	50,270,000	331,348	—
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 28	6/20/2027	1.000	1.039	USD	10,170,000	53,033	—
Total							2,352,336	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Variable rate security.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2017, the value of these securities amounted to $645,249,789, which represents 26.66% of net assets.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2017, the value of these securities amounted to $18,801,151, which represents 0.78% of net assets.
(d)	Represents shares owned in the residual interest of an asset-backed securitization.
(e)	Zero coupon bond.
(f)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(g)	Non-income producing investment.
(h)	Negligible market value.
(i)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2017, the value of these securities amounted to $3,673,397, which represents 0.15% of net assets.
(j)	Represents a security purchased on a when-issued basis.
(k)	Principal and interest may not be guaranteed by the government.
(l)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2017, the value of these securities amounted to $3,194,188, which represents 0.13% of net assets.
(m)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(n)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(o)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of July 31, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(p)	Represents a security purchased on a forward commitment basis.
(q)	The rate shown is the seven-day current annualized yield at July 31, 2017.
(r)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.137%	6,149,431	236,720,029	(227,502,891)	15,366,569	527	37,815	15,366,569
Columbia Total Return Bond Fund | Quarterly Report 2017	29

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2017 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment In Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At July 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,703,583,000	57,807,000	(42,704,000)	15,103,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
30	Columbia Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Agency	—	75,041,998	5,670,231	—	80,712,229
Asset-Backed Securities — Non-Agency	—	419,192,263	7,559,583	—	426,751,846
Commercial Mortgage-Backed Securities - Agency	—	21,752,107	—	—	21,752,107
Commercial Mortgage-Backed Securities - Non-Agency	—	90,317,087	—	—	90,317,087
Common Stocks
Financials	62,350	—	—	—	62,350
Industrials	101,046	—	—	—	101,046
Total Common Stocks	163,396	—	—	—	163,396
Corporate Bonds & Notes	—	835,652,964	41,069	—	835,694,033
Foreign Government Obligations	—	24,504,890	—	—	24,504,890
Municipal Bonds	—	39,192,078	—	—	39,192,078
Preferred Debt	14,490,066	—	—	—	14,490,066
Preferred Stocks
Financials	1,319,880	—	—	—	1,319,880
Residential Mortgage-Backed Securities - Agency	—	640,163,080	—	—	640,163,080
Residential Mortgage-Backed Securities - Non-Agency	—	119,921,557	14,010,437	—	133,931,994
Senior Loans	—	1,623,528	—	—	1,623,528
U.S. Government & Agency Obligations	—	29,902,178	—	—	29,902,178
U.S. Treasury Obligations	322,353,572	39,732,288	—	—	362,085,860
Options Purchased Calls	—	445,172	—	—	445,172
Options Purchased Puts	—	270,054	—	—	270,054
Money Market Funds	—	—	—	15,366,569	15,366,569
Total Investments	338,326,914	2,337,711,244	27,281,320	15,366,569	2,718,686,047
Derivatives
Asset
Futures Contracts	740,517	—	—	—	740,517
Swap Contracts	—	13,401,114	—	—	13,401,114
Liability
Futures Contracts	(380,428)	—	—	—	(380,428)
Swap Contracts	—	(9,046,399)	—	—	(9,046,399)
Total	338,687,003	2,342,065,959	27,281,320	15,366,569	2,723,400,851
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Columbia Total Return Bond Fund | Quarterly Report 2017	31

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2017 (Unaudited)
Fair value measurements  (continued)
Investments in securities	Balance as of 04/30/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 07/31/2017 ($)
Asset-Backed Securities — Agency	—	—	—	72,231	5,598,000	—	—	—	5,670,231
Asset-Backed Securities — Non-Agency	6,964,583	—	—	(405,000)	1,000,000	—	—	—	7,559,583
Common Stocks	—	—	—	—	—	—	—	—	—
Corporate Bonds & Notes	41,069	—	—	—	—	—	—	—	41,069
Residential Mortgage-Backed Securities — Non-Agency	21,047,680	15,304	2,360	(2,601)	1,499,893	(2,064,653)	—	(6,487,546)	14,010,437
Total	28,053,332	15,304	2,360	(335,370)	8,097,893	(2,064,653)	—	(6,487,546)	27,281,320
(a) Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2017 was $(335,370), which is comprised of Asset-Backed Securities — Agency of $72,231, Asset-Backed Securities — Non-Agency of $(405,000) and Residential Mortgage-Backed Securities — Non-Agency of (2,601).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
Certain corporate bonds and common stock classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company might result in change to the comparable companies and market multiples.
Certain residential and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
32	Columbia Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Multi-Asset Income Fund, July 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 1.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ALM XIV Ltd.(a),(b)
Series 2014-14A Class C
07/28/2026	4.764%	500,000	500,135
ARES XLIV CLO Ltd.(a),(b),(c),(d)
Series 2017-44A Class D
10/15/2029	7.800%	500,000	500,000
Conn Funding II LP(a)
Series 2017-A Class B
05/15/2020	5.110%	300,000	301,032
Hertz Vehicle Financing II LP(a)
Subordinated, Series 2015-1A Class B
03/25/2021	3.520%	250,000	250,744
Marlette Funding Trust(a)
Subordinated, Series 2017-2A Class B
07/15/2024	3.190%	280,000	280,483
OZLM Funding Ltd.(a),(b)
Series 2012-1A Class DR2
07/23/2029	7.983%	500,000	499,982
Total Asset-Backed Securities — Non-Agency (Cost $2,300,842)			2,332,376

Commercial Mortgage-Backed Securities - Non-Agency 0.8%

BHMS Mortgage Trust(a),(b)
Series 2014-ATLS Class DFX
07/05/2033	4.691%	500,000	509,909
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated, Series 2014-USA Class D
09/15/2037	4.373%	250,000	235,492
Rialto Real Estate Fund LLC(a)
Subordinated, Series 2015-LT7 Class B
12/25/2032	5.071%	340,426	340,426
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $1,087,258)			1,085,827

Common Stocks 8.3%
Issuer	Shares	Value ($)
Consumer Discretionary 0.2%
Hotels, Restaurants & Leisure —%
Las Vegas Sands Corp.	1,150	70,852
Household Durables 0.1%
Whirlpool Corp.	423	75,243
Media —%
ProSiebenSat.1 Media AG	628	25,165
Common Stocks (continued)
Issuer	Shares	Value ($)
Multiline Retail 0.1%
Kohl’s Corp.	1,218	50,364
Target Corp.	1,841	104,330
Total		154,694
Total Consumer Discretionary		325,954
Consumer Staples 0.6%
Household Products —%
Procter & Gamble Co. (The)	889	80,739
Tobacco 0.6%
Altria Group, Inc.	2,918	189,582
Imperial Brands PLC	2,970	122,261
Philip Morris International, Inc.	3,781	441,281
Total		753,124
Total Consumer Staples		833,863
Energy 1.4%
Energy Equipment & Services 0.1%
Baker Hughes, Inc.	1,616	59,614
Oil, Gas & Consumable Fuels 1.3%
BP PLC, ADR	4,059	142,633
Chevron Corp.	2,372	258,999
Enbridge, Inc.	483	20,025
ENI SpA	4,125	65,288
Exxon Mobil Corp.	1,182	94,607
Kinder Morgan, Inc.	16,303	333,070
Occidental Petroleum Corp.	3,122	193,346
Royal Dutch Shell PLC, Class A	3,547	99,823
Targa Resources Corp.	8,156	378,520
Total SA	1,833	93,219
Valero Energy Corp.	1,495	103,110
Total		1,782,640
Total Energy		1,842,254
Financials 0.2%
Banks 0.1%
Bank of America Corp.	255	6,151
JPMorgan Chase & Co.	1,181	108,416
PacWest Bancorp	707	33,950
Total		148,517

Columbia Multi-Asset Income Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets —%
Morgan Stanley	7	328
Insurance 0.1%
Prudential Financial, Inc.	728	82,431
Total Financials		231,276
Health Care 0.6%
Biotechnology 0.1%
AbbVie, Inc.	993	69,420
Pharmaceuticals 0.5%
GlaxoSmithKline PLC	4,621	92,338
Johnson & Johnson	774	102,725
Merck & Co., Inc.	2,943	187,999
Pfizer, Inc.	5,468	181,319
Sanofi	338	32,298
Teva Pharmaceutical Industries Ltd., ADR	2,308	74,249
Total		670,928
Total Health Care		740,348
Industrials 0.1%
Aerospace & Defense —%
BAE Systems PLC	4,049	32,134
Lockheed Martin Corp.	96	28,044
Total		60,178
Airlines —%
American Airlines Group, Inc.	49	2,472
Road & Rail 0.1%
Kansas City Southern	673	69,447
Total Industrials		132,097
Information Technology 0.6%
Communications Equipment 0.2%
Cisco Systems, Inc.	7,063	222,131
Nokia OYJ	10,565	67,287
Total		289,418
IT Services —%
International Business Machines Corp.	423	61,195
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.3%
Intel Corp.	7,434	263,684
QUALCOMM, Inc.	1,224	65,105
Total		328,789
Software 0.1%
Microsoft Corp.	2,207	160,449
Oracle Corp.	389	19,423
Total		179,872
Total Information Technology		859,274
Materials 0.3%
Chemicals 0.2%
CF Industries Holdings, Inc.	774	22,717
Dow Chemical Co. (The)	2,553	164,005
Eastman Chemical Co.	301	25,031
Total		211,753
Containers & Packaging 0.1%
Graphic Packaging Holding Co.	3,710	48,935
International Paper Co.	1,277	70,209
Total		119,144
Metals & Mining —%
United States Steel Corp.	981	23,044
Total Materials		353,941
Real Estate 3.3%
Equity Real Estate Investment Trusts (REITS) 3.3%
Alexandria Real Estate Equities, Inc.	2,112	256,080
Altisource Residential Corp.	4,047	52,651
Armada Hoffler Properties, Inc.	1,962	26,016
Ashford Hospitality Trust, Inc.	4,367	27,468
Brandywine Realty Trust	2,833	47,623
Chesapeake Lodging Trust	2,181	55,027
Coresite Realty Corp.	623	67,645
Digital Realty Trust, Inc.	2,840	327,566
Duke Realty Corp.	1,632	46,659
DuPont Fabros Technology, Inc.	1,288	80,281
EastGroup Properties, Inc.	1,422	123,970
Education Realty Trust, Inc.	1,827	68,604
EPR Properties	2,495	180,588
Four Corners Property Trust, Inc.	2,040	51,775

2	Columbia Multi-Asset Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Gaming and Leisure Properties, Inc.	4,022	152,595
GEO Group, Inc. (The)	4,269	125,295
Getty Realty Corp.	2,735	71,055
Gladstone Commercial Corp.	1,695	36,070
Government Properties Income Trust	2,789	49,449
HCP, Inc.	4,929	156,003
Healthcare Trust of America, Inc., Class A	3,772	115,386
Highwoods Properties, Inc.	2,786	143,535
Host Hotels & Resorts, Inc.	6,211	115,897
LaSalle Hotel Properties	1,782	52,640
Lexington Realty Trust	12,790	130,202
Life Storage, Inc.	791	57,775
Medical Properties Trust, Inc.	6,986	90,678
Mid-America Apartment Communities, Inc.	876	90,692
One Liberty Properties, Inc.	2,576	63,318
Outfront Media, Inc.	1,586	36,272
Pebblebrook Hotel Trust	2,591	87,239
Physicians Realty Trust	4,761	88,650
Ramco-Gershenson Properties Trust	4,535	63,898
Retail Properties of America, Inc., Class A	4,076	53,925
RLJ Lodging Trust	4,074	86,206
Sabra Health Care REIT, Inc.	1,594	36,981
Select Income REIT	3,354	78,718
Senior Housing Properties Trust	1,890	36,761
Spirit Realty Capital, Inc.	12,507	99,181
STAG Industrial, Inc.	8,848	241,462
STORE Capital Corp.	2,408	56,323
Sun Communities, Inc.	1,879	167,250
UDR, Inc.	2,492	97,412
Ventas, Inc.	998	67,215
Washington Prime Group, Inc.	14,591	131,611
WP Carey, Inc.	1,830	125,373
Total		4,417,020
Total Real Estate		4,417,020
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 0.5%
Diversified Telecommunication Services 0.4%
AT&T, Inc.	7,947	309,933
BCE, Inc.	1,318	61,854
CenturyLink, Inc.	3,569	83,051
Orange SA	2,703	45,501
Verizon Communications, Inc.	1,231	59,580
Total		559,919
Wireless Telecommunication Services 0.1%
Vodafone Group PLC	6,053	17,730
Vodafone Group PLC, ADR	2,230	66,186
Total		83,916
Total Telecommunication Services		643,835
Utilities 0.5%
Electric Utilities 0.4%
American Electric Power Co., Inc.	1,049	73,996
Duke Energy Corp.	1,212	103,165
Entergy Corp.	641	49,178
Exelon Corp.	1,603	61,459
PPL Corp.	2,014	77,197
Scottish & Southern Energy PLC	1,807	32,878
Xcel Energy, Inc.	2,008	94,998
Total		492,871
Multi-Utilities 0.1%
Ameren Corp.	1,075	60,307
DTE Energy Co.	429	45,929
Veolia Environnement SA	1,893	42,701
Total		148,937
Total Utilities		641,808
Total Common Stocks (Cost $10,291,149)		11,021,670

Corporate Bonds & Notes 23.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
Bombardier, Inc.(a)
12/01/2021	8.750%	56,000	63,513

Columbia Multi-Asset Income Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.
07/15/2024	6.500%	46,000	48,701
05/15/2025	6.500%	85,000	89,424
06/15/2026	6.375%	137,000	143,100
Total			344,738
Automotive 0.3%
Gates Global LLC/Co.(a)
07/15/2022	6.000%	136,000	138,965
IHO Verwaltungs GmbH PIK(a)
09/15/2026	4.750%	97,000	99,120
ZF North America Capital, Inc.(a)
04/29/2025	4.750%	125,000	130,745
Total			368,830
Banking 1.7%
Agromercantil Senior Trust(a)
04/10/2019	6.250%	200,000	206,874
Ally Financial, Inc.
05/19/2022	4.625%	50,000	52,304
03/30/2025	4.625%	113,000	116,586
Banco de Bogota SA(a)
Subordinated
05/12/2026	6.250%	200,000	214,236
Banco Mercantil del Norte SA(a),(b)
Subordinated
10/04/2031	5.750%	200,000	202,141
Bank of New York Mellon Corp. (The)(b)
Junior Subordinated
12/29/2049	4.500%	185,000	184,960
Citigroup, Inc.(b)
Junior Subordinated
12/31/2049	5.800%	80,000	83,649
12/31/2049	6.300%	110,000	119,683
Fifth Third Bancorp(b)
Junior Subordinated
12/31/2049	5.100%	185,000	189,394
HSBC Holdings PLC(b)
Junior Subordinated
12/31/2049	6.375%	200,000	213,635
JPMorgan Chase & Co.(b)
Junior Subordinated
04/29/2049	7.900%	80,000	82,909
12/31/2049	5.300%	80,000	83,908
12/31/2049	6.100%	170,000	187,345
PNC Financial Services Group, Inc. (The)(b)
Junior Subordinated
12/31/2049	4.850%	15,000	15,502
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.(b)
Junior Subordinated
12/31/2049	5.900%	170,000	184,244
Wells Fargo Capital X
Junior Subordinated
12/15/2036	5.950%	80,000	90,365
Total			2,227,735
Brokerage/Asset Managers/Exchanges 0.1%
NFP Corp.(a)
07/15/2025	6.875%	58,000	58,980
Virtu Financial(a)
06/15/2022	6.750%	19,000	19,963
Total			78,943
Building Materials 0.7%
Allegion PLC
09/15/2023	5.875%	32,000	34,445
Allegion US Holding Co., Inc.
10/01/2021	5.750%	40,000	41,370
American Builders & Contractors Supply Co., Inc.(a)
04/15/2021	5.625%	28,000	28,773
12/15/2023	5.750%	132,000	140,088
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	98,000	105,955
CD&R Waterworks Merger Sub LLC(a),(d)
08/15/2025	6.125%	17,000	17,341
Cementos Pacasmayo SAA(a)
02/08/2023	4.500%	200,000	203,368
Cemex SAB de CV(a)
04/16/2026	7.750%	200,000	229,938
HD Supply, Inc.(a)
04/15/2024	5.750%	39,000	41,741
US Concrete, Inc.(a)
06/01/2024	6.375%	37,000	39,510
US Concrete, Inc.
06/01/2024	6.375%	21,000	22,477
Total			905,006
Cable and Satellite 1.9%
Altice US Finance I Corp.(a)
07/15/2023	5.375%	33,000	34,651
05/15/2026	5.500%	84,000	88,930
CCO Holdings LLC/Capital Corp.(a)
05/01/2023	5.125%	178,000	186,857
04/01/2024	5.875%	60,000	64,458
02/15/2026	5.750%	47,000	50,580
05/01/2026	5.500%	87,000	92,457

4	Columbia Multi-Asset Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cequel Communications Holdings I LLC/Capital Corp.(a)
12/15/2021	5.125%	76,000	77,755
12/15/2021	5.125%	26,000	26,596
07/15/2025	7.750%	60,000	66,971
CSC Holdings LLC
06/01/2024	5.250%	124,000	128,605
CSC Holdings LLC(a)
10/15/2025	6.625%	83,000	91,984
10/15/2025	10.875%	89,000	110,981
DISH DBS Corp.
06/01/2021	6.750%	66,000	72,886
11/15/2024	5.875%	21,000	22,817
07/01/2026	7.750%	244,000	292,241
Quebecor Media, Inc.
01/15/2023	5.750%	40,000	43,125
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2025	6.625%	29,000	29,055
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	50,000	52,507
07/15/2026	5.375%	51,000	53,444
08/01/2027	5.000%	109,000	111,228
Unitymedia GmbH(a)
01/15/2025	6.125%	174,000	187,231
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	19,000	20,027
Videotron Ltd.
07/15/2022	5.000%	55,000	58,830
Videotron Ltd./Ltee(a)
04/15/2027	5.125%	57,000	58,590
Virgin Media Finance PLC(a)
10/15/2024	6.000%	284,000	301,013
Ziggo Secured Finance BV(a)
01/15/2027	5.500%	199,000	205,576
Total			2,529,395
Chemicals 1.1%
Angus Chemical Co.(a)
02/15/2023	8.750%	74,000	76,035
Atotech USA, Inc.(a)
02/01/2025	6.250%	134,000	138,451
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	64,000	66,130
Chemours Co. (The)
05/15/2023	6.625%	59,000	63,300
05/15/2025	7.000%	73,000	81,393
05/15/2027	5.375%	20,000	21,081
Eco Services Operations LLC/Finance Corp.(a)
11/01/2022	8.500%	62,000	65,294
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Elementia SAB de CV(a)
01/15/2025	5.500%	200,000	209,139
INEOS Group Holdings SA(a)
08/01/2024	5.625%	79,000	81,693
Koppers, Inc.(a)
02/15/2025	6.000%	21,000	22,390
Mexichem SAB de CV(a)
09/17/2044	5.875%	200,000	203,532
Olin Corp.
09/15/2027	5.125%	37,000	38,768
Platform Specialty Products Corp.(a)
05/01/2021	10.375%	70,000	77,350
02/01/2022	6.500%	25,000	25,946
PQ Corp.(a)
11/15/2022	6.750%	122,000	132,050
SPCM SA(a)
09/15/2025	4.875%	95,000	97,634
Venator Finance SARL/Materials LLC(a)
07/15/2025	5.750%	13,000	13,369
WR Grace & Co.(a)
10/01/2021	5.125%	60,000	64,825
Total			1,478,380
Construction Machinery 0.3%
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	80,000	83,884
United Rentals North America, Inc.
06/15/2023	6.125%	99,000	103,327
09/15/2026	5.875%	55,000	59,162
05/15/2027	5.500%	95,000	100,048
United Rentals North America, Inc.(d)
01/15/2028	4.875%	41,000	41,070
Total			387,491
Consumer Cyclical Services 0.4%
APX Group, Inc.
12/01/2020	8.750%	58,000	59,663
12/01/2022	7.875%	131,000	142,400
APX Group, Inc.(a),(d)
09/01/2023	7.625%	120,000	121,657
Carlson Travel, Inc.(a)
12/15/2023	6.750%	13,000	13,191
IHS Markit Ltd.(a)
11/01/2022	5.000%	82,000	88,110
02/15/2025	4.750%	79,000	83,230
Interval Acquisition Corp.
04/15/2023	5.625%	93,000	96,517
Total			604,768

Columbia Multi-Asset Income Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.5%
American Greetings Corp.(a)
02/15/2025	7.875%	9,000	9,804
Prestige Brands, Inc.(a)
03/01/2024	6.375%	85,000	91,253
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	122,000	131,149
12/15/2026	5.250%	2,000	2,108
Spectrum Brands, Inc.
11/15/2022	6.625%	20,000	20,913
12/15/2024	6.125%	117,000	125,384
07/15/2025	5.750%	44,000	47,141
Springs Industries, Inc.
06/01/2021	6.250%	47,000	48,400
Tempur Sealy International, Inc.
10/15/2023	5.625%	32,000	33,415
06/15/2026	5.500%	41,000	42,221
Valvoline, Inc.(a)
07/15/2024	5.500%	64,000	67,945
Total			619,733
Diversified Manufacturing 0.6%
Entegris, Inc.(a)
04/01/2022	6.000%	78,000	81,462
General Electric Co.(b)
Junior Subordinated
12/31/2049	5.000%	470,000	495,847
SPX FLOW, Inc.(a)
08/15/2024	5.625%	13,000	13,471
08/15/2026	5.875%	48,000	49,733
Welbilt, Inc.
02/15/2024	9.500%	23,000	26,747
WESCO Distribution, Inc.
06/15/2024	5.375%	64,000	67,240
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	31,000	35,166
Total			769,666
Electric 0.5%
AES Corp. (The)
07/01/2021	7.375%	94,000	107,417
05/15/2026	6.000%	18,000	19,381
Calpine Corp.
02/01/2024	5.500%	66,000	61,964
Dynegy, Inc.
11/01/2024	7.625%	60,000	59,696
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Energy, Inc.
05/01/2024	6.250%	27,000	27,973
05/15/2026	7.250%	16,000	16,907
01/15/2027	6.625%	61,000	62,662
NRG Yield Operating LLC
08/15/2024	5.375%	114,000	119,546
09/15/2026	5.000%	58,000	58,908
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	132,000	139,288
Total			673,742
Finance Companies 0.7%
Aircastle Ltd.
03/15/2021	5.125%	60,000	63,840
04/01/2023	5.000%	8,000	8,514
CIT Group, Inc.
05/15/2020	5.375%	128,000	138,031
08/01/2023	5.000%	38,000	41,163
iStar, Inc.
04/01/2022	6.000%	48,000	49,521
Navient Corp.
03/25/2020	8.000%	7,000	7,745
10/26/2020	5.000%	99,000	101,933
07/26/2021	6.625%	39,000	41,831
06/15/2022	6.500%	69,000	73,518
OneMain Financial Holdings LLC(a)
12/15/2021	7.250%	122,000	128,169
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%	28,000	28,561
02/15/2024	5.500%	53,000	54,083
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	45,000	46,565
Quicken Loans, Inc.(a)
05/01/2025	5.750%	51,000	53,501
Springleaf Finance Corp.
05/15/2022	6.125%	43,000	45,270
Total			882,245
Food and Beverage 0.8%
B&G Foods, Inc.
06/01/2021	4.625%	30,000	30,701
04/01/2025	5.250%	93,000	96,654
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	80,000	85,473
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	64,000	65,972
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	25,000	26,002
11/01/2026	4.875%	51,000	52,927

6	Columbia Multi-Asset Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MARB BondCo PLC(a)
03/15/2024	7.000%	200,000	197,535
MHP SA(a)
04/02/2020	8.250%	200,000	213,608
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	38,000	40,824
Post Holdings, Inc.(a)
03/01/2025	5.500%	24,000	25,316
08/15/2026	5.000%	117,000	120,086
03/01/2027	5.750%	149,000	158,378
Total			1,113,476
Gaming 0.9%
Boyd Gaming Corp.
05/15/2023	6.875%	31,000	33,485
04/01/2026	6.375%	20,000	21,786
Eldorado Resorts, Inc.
04/01/2025	6.000%	30,000	32,068
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	54,000	58,858
International Game Technology PLC(a)
02/15/2022	6.250%	148,000	161,900
02/15/2025	6.500%	63,000	69,551
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	77,000	80,756
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	21,000	22,875
09/01/2026	4.500%	27,000	27,267
MGM Resorts International
12/15/2021	6.625%	98,000	110,324
03/15/2023	6.000%	92,000	101,953
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	53,000	54,866
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	13,000	13,249
Scientific Games International, Inc.(a)
01/01/2022	7.000%	218,000	232,385
Scientific Games International, Inc.
12/01/2022	10.000%	126,000	140,742
Wynn Las Vegas LLC/Capital Corp.(a)
05/15/2027	5.250%	42,000	42,891
Total			1,204,956
Health Care 1.7%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	32,000	33,201
03/01/2024	6.500%	32,000	34,529
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amsurg Corp.
07/15/2022	5.625%	24,000	25,004
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	67,000	69,350
CHS/Community Health Systems, Inc.
02/01/2022	6.875%	91,000	78,069
03/31/2023	6.250%	144,000	147,569
Envision Healthcare Corp.(a)
12/01/2024	6.250%	31,000	33,441
Fresenius Medical Care U.S. Finance II, Inc.(a)
01/31/2022	5.875%	132,000	148,999
HCA Healthcare, Inc.
Junior Subordinated
02/15/2021	6.250%	163,000	176,802
HCA, Inc.
02/15/2020	6.500%	97,000	106,021
02/01/2025	5.375%	137,000	145,884
02/15/2026	5.875%	40,000	43,697
02/15/2027	4.500%	72,000	73,683
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	81,000	83,513
Hologic, Inc.(a)
07/15/2022	5.250%	36,000	38,045
MEDNAX, Inc.(a)
12/01/2023	5.250%	135,000	139,100
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	140,000	151,634
Quintiles IMS, Inc.(a)
05/15/2023	4.875%	42,000	43,627
10/15/2026	5.000%	24,000	25,119
Sterigenics-Nordion Holdings LLC(a)
05/15/2023	6.500%	76,000	78,878
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	56,000	57,470
Team Health Holdings, Inc.(a)
02/01/2025	6.375%	51,000	50,040
Teleflex, Inc.
06/01/2026	4.875%	12,000	12,441
Tenet Healthcare Corp.
04/01/2021	4.500%	181,000	185,661
04/01/2022	8.125%	53,000	56,875
06/15/2023	6.750%	26,000	25,792
Tenet Healthcare Corp.(a)
01/01/2022	7.500%	32,000	34,673
07/15/2024	4.625%	87,000	86,924
05/01/2025	5.125%	71,000	71,400
08/01/2025	7.000%	56,000	55,283
Total			2,312,724

Columbia Multi-Asset Income Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.2%
Centene Corp.
02/15/2024	6.125%	126,000	136,937
01/15/2025	4.750%	52,000	54,270
Molina Healthcare, Inc.
11/15/2022	5.375%	16,000	17,073
Molina Healthcare, Inc.(a)
06/15/2025	4.875%	28,000	28,460
WellCare Health Plans, Inc.
04/01/2025	5.250%	92,000	96,985
Total			333,725
Home Construction 0.4%
CalAtlantic Group, Inc.
11/15/2024	5.875%	121,000	131,258
06/01/2026	5.250%	2,000	2,077
Lennar Corp.
04/30/2024	4.500%	137,000	142,456
Meritage Homes Corp.
04/01/2022	7.000%	72,000	81,834
Meritage Homes Corp.(a)
06/06/2027	5.125%	28,000	28,375
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2021	5.250%	59,000	60,444
04/15/2023	5.875%	24,000	25,569
Total			472,013
Independent Energy 1.5%
Callon Petroleum Co.
10/01/2024	6.125%	32,000	33,233
Callon Petroleum Co.(a)
10/01/2024	6.125%	23,000	23,766
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	93,000	92,419
Concho Resources, Inc.
04/01/2023	5.500%	237,000	244,420
Continental Resources, Inc.
04/15/2023	4.500%	55,000	53,869
06/01/2024	3.800%	30,000	27,873
CrownRock LP/Finance, Inc.(a)
02/15/2023	7.750%	161,000	172,050
Diamondback Energy, Inc.
11/01/2024	4.750%	18,000	18,179
05/31/2025	5.375%	105,000	108,303
Extraction Oil & Gas, Inc.(a),(d)
05/15/2024	7.375%	46,000	47,524
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Extraction Oil & Gas, Inc./Finance Corp.(a)
07/15/2021	7.875%	54,000	56,491
Halcon Resources Corp.(a)
02/15/2025	6.750%	34,000	34,709
Laredo Petroleum, Inc.
03/15/2023	6.250%	205,000	210,427
Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%	31,000	32,751
01/15/2025	5.375%	100,000	102,084
08/15/2025	5.250%	72,000	73,169
PDC Energy, Inc.(a)
09/15/2024	6.125%	108,000	112,030
Range Resources Corp.(a)
08/15/2022	5.000%	52,000	51,667
RSP Permian, Inc.(a)
01/15/2025	5.250%	105,000	106,572
SM Energy Co.
06/01/2025	5.625%	19,000	17,908
09/15/2026	6.750%	133,000	132,260
Whiting Petroleum Corp.
03/15/2021	5.750%	23,000	21,928
04/01/2023	6.250%	26,000	24,483
WPX Energy, Inc.
01/15/2022	6.000%	202,000	207,357
Total			2,005,472
Integrated Energy 0.2%
Lukoil International Finance BV(a)
11/02/2026	4.750%	200,000	206,082
Leisure 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(a)
04/15/2027	5.375%	57,000	60,173
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	41,000	41,997
LTF Merger Sub, Inc.(a)
06/15/2023	8.500%	37,000	39,430
Total			141,600
Life Insurance 0.1%
MetLife, Inc.
Junior Subordinated
08/01/2039	10.750%	105,000	175,690
Prudential Financial, Inc.(b)
Junior Subordinated
09/15/2042	5.875%	15,000	16,714
Total			192,404

8	Columbia Multi-Asset Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.2%
Choice Hotels International, Inc.
07/01/2022	5.750%	96,000	106,896
Hilton Domestic Operating Co., Inc.(a)
09/01/2024	4.250%	35,000	35,516
Hilton Grand Vacations Borrower LLC/Inc.(a)
12/01/2024	6.125%	27,000	29,488
Playa Resorts Holding BV(a)
08/15/2020	8.000%	107,000	111,637
Total			283,537
Media and Entertainment 0.7%
AMC Networks, Inc.
04/01/2024	5.000%	29,000	29,890
Lamar Media Corp.
02/01/2026	5.750%	74,000	80,360
Match Group, Inc.
06/01/2024	6.375%	85,000	92,920
MDC Partners, Inc.(a)
05/01/2024	6.500%	104,000	104,837
Netflix, Inc.
02/15/2022	5.500%	107,000	116,009
02/15/2025	5.875%	63,000	70,688
Netflix, Inc.(a)
11/15/2026	4.375%	187,000	189,284
Nielsen Luxembourg SARL(a)
02/01/2025	5.000%	81,000	83,481
Outfront Media Capital LLC/Corp.
02/15/2024	5.625%	72,000	75,295
03/15/2025	5.875%	56,000	58,630
Univision Communications, Inc.(a)
02/15/2025	5.125%	55,000	55,113
Total			956,507
Metals and Mining 0.8%
BHP Billiton Finance USA Ltd.(a),(b)
Junior Subordinated
10/19/2075	6.750%	145,000	166,802
Constellium NV(a)
05/15/2024	5.750%	137,000	132,933
03/01/2025	6.625%	48,000	48,270
Freeport-McMoRan, Inc.
03/01/2022	3.550%	19,000	18,514
03/15/2023	3.875%	37,000	35,801
11/14/2024	4.550%	166,000	161,970
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	52,000	56,246
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	17,000	18,438
01/15/2025	7.625%	53,000	58,146
Novelis Corp.(a)
08/15/2024	6.250%	30,000	32,101
09/30/2026	5.875%	124,000	130,654
Teck Resources Ltd.(a)
06/01/2024	8.500%	48,000	55,650
Teck Resources Ltd.
07/15/2041	6.250%	192,000	208,460
Total			1,123,985
Midstream 1.1%
Andeavor Logistics LP/Finance Corp.
10/15/2022	6.250%	82,000	87,296
05/01/2024	6.375%	24,000	26,113
01/15/2025	5.250%	126,000	134,748
Cheniere Corpus Christi Holdings LLC(a)
06/30/2027	5.125%	64,000	66,589
Delek Logistics Partners LP(a)
05/15/2025	6.750%	55,000	55,688
Energy Transfer Equity LP
06/01/2027	5.500%	256,000	268,925
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	130,000	135,433
NGPL PipeCo LLC(a),(d)
08/15/2022	4.375%	25,000	25,701
08/15/2027	4.875%	31,000	31,893
NuStar Logistics LP
04/28/2027	5.625%	58,000	61,500
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	22,000	22,485
Targa Resources Partners LP/Finance Corp.
05/01/2023	5.250%	52,000	53,578
11/15/2023	4.250%	32,000	31,647
03/15/2024	6.750%	46,000	49,804
Targa Resources Partners LP/Finance Corp.(a)
02/01/2027	5.375%	151,000	156,692
Williams Companies, Inc. (The)
01/15/2023	3.700%	50,000	49,463
06/24/2024	4.550%	229,000	236,832
Total			1,494,387
Oil Field Services 0.1%
Trinidad Drilling Ltd.(a)
02/15/2025	6.625%	8,000	7,544

Columbia Multi-Asset Income Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Weatherford International Ltd.
06/15/2021	7.750%	44,000	45,188
06/15/2023	8.250%	38,000	38,812
Total			91,544
Other Financial Institutions 0.0%
Icahn Enterprises LP/Finance Corp.
02/01/2022	6.250%	33,000	34,401
Other Industry 0.0%
Booz Allen Hamilton, Inc.(a)
05/01/2025	5.125%	6,000	5,984
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	47,000	48,989
Total			54,973
Other REIT 0.0%
CyrusOne LP/Finance Corp.(a)
03/15/2024	5.000%	24,000	24,917
03/15/2027	5.375%	24,000	25,279
Total			50,196
Packaging 0.6%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
05/15/2023	4.625%	39,000	40,162
05/15/2024	7.250%	137,000	151,626
02/15/2025	6.000%	92,000	98,102
Berry Plastics Corp.
05/15/2022	5.500%	30,000	31,292
10/15/2022	6.000%	57,000	60,690
07/15/2023	5.125%	116,000	121,696
Novolex (a)
01/15/2025	6.875%	23,000	24,141
Owens-Brockway Glass Container, Inc.(a)
01/15/2025	5.375%	24,000	25,770
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	90,000	91,950
02/15/2021	6.875%	30,462	31,286
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	99,000	107,278
Total			783,993
Pharmaceuticals 0.5%
Eagle Holding Co., II LLC PIK(a)
05/15/2022	7.625%	15,000	15,597
Endo Dac/Finance LLC/Finco, Inc.(a),(b)
02/01/2025	6.000%	61,000	51,539
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	120,000	127,193
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mallinckrodt International Finance SA/CB LLC(a)
10/15/2023	5.625%	22,000	20,988
04/15/2025	5.500%	20,000	18,447
Valeant Pharmaceuticals International, Inc.(a)
03/15/2022	6.500%	24,000	25,322
03/15/2024	7.000%	94,000	100,118
04/15/2025	6.125%	420,000	357,381
Total			716,585
Property & Casualty 0.2%
HUB International Ltd.(a)
10/01/2021	7.875%	205,000	214,310
Railroads 0.1%
BNSF Funding Trust I(b)
Junior Subordinated
12/15/2055	6.613%	155,000	178,421
Restaurants 0.3%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.(a)
05/15/2024	4.250%	138,000	138,681
BC ULC/New Red Finance, Inc.(a)
01/15/2022	4.625%	76,000	77,721
04/01/2022	6.000%	36,000	37,177
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	125,000	132,385
06/01/2027	4.750%	4,000	4,117
Total			390,081
Retailers 0.5%
Asbury Automotive Group, Inc.
12/15/2024	6.000%	69,000	70,845
Cencosud SA(a)
02/12/2045	6.625%	200,000	218,315
Dollar Tree, Inc.
03/01/2023	5.750%	80,000	84,840
Group 1 Automotive, Inc.
06/01/2022	5.000%	52,000	53,251
Group 1 Automotive, Inc.(a)
12/15/2023	5.250%	5,000	5,026
Hanesbrands, Inc.(a)
05/15/2024	4.625%	27,000	27,636
05/15/2026	4.875%	27,000	27,519
L Brands, Inc.
11/01/2035	6.875%	55,000	52,805
Lithia Motors, Inc.(a)
08/01/2025	5.250%	13,000	13,399
Penske Automotive Group, Inc.
12/01/2024	5.375%	92,000	92,513

10	Columbia Multi-Asset Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PetSmart, Inc.(a)
06/01/2025	5.875%	36,000	34,628
Total			680,777
Technology 1.6%
Alpine Finance Merger Sub LLC(a)
08/01/2025	6.875%	23,000	23,815
Camelot Finance SA(a)
10/15/2024	7.875%	43,000	46,791
CDK Global, Inc.(a)
06/01/2027	4.875%	31,000	31,860
Equinix, Inc.
01/01/2022	5.375%	120,000	126,049
01/15/2026	5.875%	121,000	132,997
05/15/2027	5.375%	123,000	132,794
First Data Corp.(a)
08/15/2023	5.375%	60,000	62,828
12/01/2023	7.000%	129,000	139,120
01/15/2024	5.000%	48,000	49,978
01/15/2024	5.750%	183,000	192,976
Gartner, Inc.(a)
04/01/2025	5.125%	132,000	139,589
Informatica LLC(a)
07/15/2023	7.125%	41,000	41,788
Microsemi Corp.(a)
04/15/2023	9.125%	49,000	56,368
MSCI, Inc.(a)
11/15/2024	5.250%	70,000	74,851
08/15/2025	5.750%	35,000	37,877
08/01/2026	4.750%	37,000	38,484
PTC, Inc.
05/15/2024	6.000%	72,000	77,634
Qualitytech LP/Finance Corp.
08/01/2022	5.875%	128,000	133,687
Sensata Technologies UK Financing Co. PLC(a)
02/15/2026	6.250%	85,000	93,069
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	71,000	81,750
Symantec Corp.(a)
04/15/2025	5.000%	133,000	139,185
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	34,000	35,304
VeriSign, Inc.
05/01/2023	4.625%	104,000	106,780
VeriSign, Inc.(a)
07/15/2027	4.750%	83,000	84,226
Total			2,079,800
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.2%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	121,000	117,986
Hertz Corp. (The)(a)
06/01/2022	7.625%	127,000	125,462
10/15/2024	5.500%	56,000	45,659
Total			289,107
Wireless 1.3%
Comcel Trust(a)
02/06/2024	6.875%	200,000	210,968
SBA Communications Corp.
09/01/2024	4.875%	322,000	334,633
SFR Group SA(a)
05/01/2026	7.375%	259,000	280,439
Sprint Communications, Inc.(a)
03/01/2020	7.000%	158,000	172,372
Sprint Corp.
06/15/2024	7.125%	280,000	308,996
02/15/2025	7.625%	127,000	143,232
T-Mobile USA, Inc.
03/01/2025	6.375%	87,000	94,332
01/15/2026	6.500%	145,000	161,279
Wind Acquisition Finance SA(a)
04/23/2021	7.375%	21,000	21,838
Total			1,728,089
Wirelines 0.7%
CenturyLink, Inc.
04/01/2025	5.625%	189,000	186,819
Frontier Communications Corp.
01/15/2023	7.125%	228,000	186,025
Level 3 Communications, Inc.
12/01/2022	5.750%	48,000	49,826
Level 3 Financing, Inc.
08/15/2022	5.375%	100,000	102,865
01/15/2024	5.375%	13,000	13,668
03/15/2026	5.250%	51,000	54,172
Telecom Italia Capital SA
09/30/2034	6.000%	21,000	23,133
Telecom Italia SpA(a)
05/30/2024	5.303%	51,000	56,198
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	192,000	203,523
Total			876,229
Total Corporate Bonds & Notes (Cost $30,658,693)			31,880,046

Columbia Multi-Asset Income Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2017 (Unaudited)
Equity-Linked Notes 20.1%
Issuer	Coupon Rate	Shares	Value ($)
Barclays Bank PLC(a)
(linked to a basket of 37 US common stocks)
09/11/2017	12.080%	4,291	4,171,362
BNP Paribas(a)
(linked to a basket of 39 common stocks)
01/11/2018	12.880%	4,378	4,400,775
Credit Suisse AG(a)
(linked to a basket of 40 common stocks)
12/06/2017	12.390%	5,254	5,280,301
(linked to common stock of CF Industries Holdings, Inc.)
08/10/2017	20.800%	869	23,788
Deutsche Bank AG(a)
(linked to a basket of 40 US common stocks)
08/07/2017	12.850%	4,210	4,072,894
(linked to common stock of American Airlines Group, Inc.)
08/30/2017	10.530%	681	34,108
(linked to common stock of Bank of America Corp.)
08/17/2017	6.570%	2,652	63,570
(linked to common stock of Goldman Sachs Group, Inc. (The))
08/17/2017	4.780%	141	31,544
(linked to common stock of Morgan Stanley)
08/17/2017	6.450%	1,519	70,362
Goldman Sachs International(a)
(linked to common stock of Devon Energy Corp.)
10/18/2017	14.900%	1,253	40,465
(linked to common stock of Nordstrom, Inc.)
09/05/2017	13.900%	785	35,466
(linked to common stock of United Continental Holdings, Inc.)
09/05/2017	10.560%	405	27,622
HSBC Bank USA, NA(a)
(linked to a basket of 40 common stocks)
11/09/2017	11.910%	4,350	4,291,068
JPMorgan Chase & Co.(a)
(linked to Class B Shares of Telefonaktiebolaget LM Ericsson)
10/24/2017	7.990%	8,343	52,978
Royal Bank of Canada(a)
(linked to common stock of Anadarko Petroleum Corp.)
08/09/2017	8.650%	612	27,999
Societe Generale SA(a)
(linked to a basket of 37 US common stocks)
10/02/2017	12.750%	4,270	4,223,920
Total Equity-Linked Notes (Cost $27,168,869)			26,848,222
Exchange-Traded Funds 12.7%
	Shares	Value ($)
Global X SuperDividend ETF	96,516	2,123,352
PowerShares S&P 500 High Dividend Low Volatility Portfolio ETF	51,637	2,086,135
SPDR Blackstone/GSO Senior Loan ETF	121,414	5,778,092
SPDR Bloomberg Barclays Convertible Securities ETF	79,714	4,063,023
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	68,668	2,881,996
Total Exchange-Traded Funds (Cost $16,585,554)		16,932,598

Foreign Government Obligations(e) 11.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Argentina 1.0%
Argentine Republic Government International Bond
04/22/2021	6.875%	200,000	215,045
City of Buenos Aires Argentina(a)
06/01/2027	7.500%	250,000	266,132
Provincia de Buenos Aires(a)
03/16/2024	9.125%	295,000	327,585
06/15/2027	7.875%	200,000	204,108
Provincia de Cordoba(a)
06/10/2021	7.125%	150,000	157,077
08/01/2027	7.125%	200,000	195,772
Total			1,365,719
Brazil 0.8%
Brazilian Government International Bond
04/07/2026	6.000%	400,000	438,981
01/07/2041	5.625%	650,000	640,212
Total			1,079,193
Canada 0.1%
NOVA Chemicals Corp.(a)
06/01/2024	4.875%	57,000	57,448
06/01/2027	5.250%	59,000	59,208
Total			116,656
China 0.3%
State Grid Overseas Investment 2016 Ltd.(a)
05/04/2027	3.500%	400,000	401,320
Colombia 0.4%
Ecopetrol SA
01/16/2025	4.125%	100,000	99,043
06/26/2026	5.375%	200,000	209,997
09/18/2043	7.375%	260,000	285,354
Total			594,394

12	Columbia Multi-Asset Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2017 (Unaudited)
Foreign Government Obligations(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Costa Rica 0.2%
Costa Rica Government International Bond(a)
03/12/2045	7.158%	200,000	211,725
Croatia 0.3%
Hrvatska Elektroprivreda(a)
10/23/2022	5.875%	400,000	437,014
Dominican Republic 0.8%
Banco de Reservas de la Republica Dominicana(a)
Subordinated
02/01/2023	7.000%	150,000	156,898
02/01/2023	7.000%	150,000	156,898
Dominican Republic International Bond(a)
01/29/2026	6.875%	400,000	455,025
04/20/2027	8.625%	300,000	361,667
Total			1,130,488
Ecuador 0.2%
Ecuador Government International Bond(a)
03/28/2022	10.750%	250,000	270,535
Egypt 0.4%
Egypt Government International Bond(a)
01/31/2022	6.125%	200,000	206,603
01/31/2027	7.500%	300,000	322,825
Total			529,428
El Salvador 0.1%
El Salvador Government International Bond(a)
01/18/2027	6.375%	120,000	108,980
Gabon 0.1%
Gabon Government International Bond(a)
12/12/2024	6.375%	200,000	195,757
Georgia 0.2%
Georgian Railway JSC(a)
07/11/2022	7.750%	200,000	219,237
Ghana 0.2%
Ghana Government International Bond(a)
10/14/2030	10.750%	200,000	249,111
Honduras 0.3%
Honduras Government International Bond(a)
03/15/2024	7.500%	400,000	448,382
Hungary 0.3%
Hungary Government International Bond
03/29/2041	7.625%	100,000	151,865
Foreign Government Obligations(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MFB Magyar Fejlesztesi Bank Zrt.(a)
10/21/2020	6.250%	200,000	221,169
Total			373,034
Indonesia 1.2%
PT Pertamina Persero(a)
05/03/2022	4.875%	400,000	428,593
05/27/2041	6.500%	500,000	586,571
PT Perusahaan Listrik Negara(a)
11/22/2021	5.500%	500,000	548,196
Total			1,563,360
Ivory Coast 0.3%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%	200,000	205,304
06/15/2033	6.125%	200,000	196,266
Total			401,570
Kazakhstan 0.3%
Kazakhstan Government International Bond(a)
07/21/2045	6.500%	200,000	241,258
KazMunayGas National Co. JSC(a)
07/02/2018	9.125%	100,000	105,953
Total			347,211
Mexico 1.4%
Petroleos Mexicanos
06/02/2041	6.500%	1,800,000	1,854,925
Pakistan 0.2%
Pakistan Government International Bond(a)
04/15/2024	8.250%	200,000	224,334
Russian Federation 0.6%
Gazprom Neft OAO Via GPN Capital SA(a)
09/19/2022	4.375%	200,000	202,285
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	200,000	200,068
Russian Foreign Bond - Eurobond(a)
04/04/2022	4.500%	400,000	424,731
Total			827,084
Senegal 0.2%
Senegal Government International Bond(a)
07/30/2024	6.250%	200,000	212,979
Serbia 0.1%
Serbia International Bond(a)
12/03/2018	5.875%	200,000	209,465

Columbia Multi-Asset Income Fund | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2017 (Unaudited)
Foreign Government Obligations(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trinidad and Tobago 0.3%
Petroleum Co. of Trinidad & Tobago Ltd.(a)
08/14/2019	9.750%	250,000	268,328
08/14/2019	9.750%	100,000	107,332
Total			375,660
Turkey 0.7%
Export Credit Bank of Turkey(a)
09/23/2021	5.000%	300,000	307,089
Turkey Government International Bond
03/25/2027	6.000%	200,000	215,615
03/17/2036	6.875%	400,000	454,145
Total			976,849
United Arab Emirates 0.0%
DAE Funding LLC(a),(d)
08/01/2024	5.000%	56,000	57,156
Venezuela 0.4%
Petroleos de Venezuela SA(a)
05/16/2024	6.000%	1,329,556	443,740
11/15/2026	6.000%	120,724	39,386
Total			483,126
Total Foreign Government Obligations (Cost $14,868,310)			15,264,692

Limited Partnerships 3.7%
Issuer	Shares	Value ($)
Energy 3.5%
Oil, Gas & Consumable Fuels 3.5%
Andeavor Logistics LP	6,298	328,315
Buckeye Partners LP	2,620	166,082
Cheniere Energy Partners LP	6,620	194,297
DCP Midstream Partners LP	10,835	368,715
Energy Transfer Partners LP	26,919	556,954
Enterprise Products Partners LP	27,016	734,835
MPLX LP	11,308	411,046
PBF Logistics LP	18,293	371,348
Phillips 66 Partners LP	4,000	201,040
Plains All American Pipeline LP	12,500	329,625
Valero Energy Partners LP	4,713	210,341
Limited Partnerships (continued)
Issuer	Shares	Value ($)
Western Gas Partners LP	6,171	320,460
Williams Partners LP	11,481	475,658
Total		4,668,716
Total Energy		4,668,716
Utilities 0.2%
Gas Utilities 0.2%
AmeriGas Partners LP	6,986	318,282
Total Utilities		318,282
Total Limited Partnerships (Cost $5,778,317)		4,986,998

Residential Mortgage-Backed Securities - Agency 1.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
01/01/2045	3.500%	519,578	538,379
Federal Home Loan Mortgage Corp.(b),(f)
CMO Series 311 Class S1
08/15/2043	4.724%	1,225,479	249,933
CMO Series 326 Class S2
03/15/2044	4.724%	2,456,043	468,984
Federal Home Loan Mortgage Corp.(f)
CMO Series 4098 Class AI
05/15/2039	3.500%	2,487,112	262,818
CMO Series 4121 Class IA
01/15/2041	3.500%	1,677,336	219,522
Federal National Mortgage Association(f)
CMO Series 2012-121 Class GI
08/25/2039	3.500%	344,341	42,539
Federal National Mortgage Association(b),(f)
CMO Series 2013-101 Class CS
10/25/2043	4.876%	1,496,963	332,251
CMO Series 2016-45 Class AS
07/25/2046	4.768%	457,293	109,492
CMO Series 2016-62 Class AS
09/25/2046	1.901%	3,683,489	183,607
Total Residential Mortgage-Backed Securities - Agency (Cost $2,620,488)			2,407,525

Residential Mortgage-Backed Securities - Non-Agency 6.8%

Angel Oak Mortgage Trust I LLC(a),(b)
CMO Series 2017-2 Class M1
07/25/2047	3.737%	500,000	500,506
Angel Oak Mortgage Trust I LLC(a)
Series 2016-1 Class A1
07/25/2046	3.500%	324,644	329,568

14	Columbia Multi-Asset Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angel Oak Mortgage Trust LLC(a)
Series 2015-1
11/25/2045	4.500%	119,435	119,514
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-NPL1 Class A1
01/28/2032	3.598%	225,423	224,967
Bayview Opportunity Master Fund IVB Trust(a)
CMO Series 2016-RN4 Class A1
10/28/2031	3.475%	164,588	165,691
CAM Mortgage Trust(a)
CMO Series 2016-2 Class A1
06/15/2057	3.250%	170,650	170,672
Citigroup Mortgage Loan Trust, Inc.(a),(b)
CMO Series 2014-C Class A
02/25/2054	3.250%	932,543	933,081
CMO Series 2015-A Class B3
06/25/2058	4.500%	238,014	225,654
Series 2013-11 Class 3A3
09/25/2034	3.083%	193,646	189,053
Citigroup Mortgage Loan Trust, Inc.(a),(f)
CMO Series 2015-A Class A1IO
06/25/2058	1.000%	5,671,303	139,656
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/2046	3.500%	251,277	252,518
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2010-9R Class 1A5
08/27/2037	4.000%	200,000	197,774
Credit Suisse Mortgage Capital Certificates(a),(b)
CMO Series 2014-RPL4 Class A1
08/25/2062	3.625%	186,355	190,882
CMO Series 2014-RPL4 Class A2
08/25/2062	4.830%	1,000,000	1,008,571
GCAT (a)
Series 2017-1 Class A2
03/25/2047	3.375%	233,784	233,320
GCAT LLC(a)
CMO Series 2017-3 Class A1
04/25/2047	3.352%	439,329	439,938
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A2
01/25/2057	3.500%	500,000	480,748
Oaktown Re Ltd.(a),(b),(c)
CMO Series 2017-1A Class M1
04/25/2027	3.482%	428,216	428,216
Pretium Mortgage Credit Partners I(a)
CMO Series 2017-NPL2 Class A1
03/28/2057	3.250%	241,247	241,611
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pretium Mortgage Credit Partners I LLC(a)
CMO Series 2016-NPL6 Class A1
10/27/2031	3.500%	860,465	861,147
RBSSP Resecuritization Trust(a),(b)
CMO Series 2010-1 Class 3A2
08/26/2035	3.298%	250,000	244,025
Sunset Mortgage Loan Co., LLC(a)
CMO Series 2017-NPL1 Class A
06/16/2047	3.500%	104,322	104,590
Vericrest Opportunity Loan Transferee LVIII LLC(a)
CMO Series 2017-NPL5 Class A1
05/28/2047	3.375%	352,269	352,150
Vericrest Opportunity Loan Transferee LX LLC(a)
CMO Series 2017-NPL7 Class A1
04/25/2059	3.250%	483,100	483,524
Verus Securitization Trust(a),(b),(c)
CMO Series 2017-2A Class B1
07/25/2047	3.700%	500,000	499,965
VML LLC(a)
CMO Series 2014-NPL1 Class A1
04/27/2054	3.875%	85,791	85,831
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $9,033,218)			9,103,172

Senior Loans 0.2%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 0.1%
Serta Simmons Holdings, LLC(b),(g)
2nd Lien Term Loan
11/08/2024	9.179%	102,825	102,525
Technology 0.1%
Ancestry.com Operations, Inc.(b),(g)
2nd Lien Term Loan
10/19/2024	9.480%	20,634	21,046
Ascend Learning LLC(b),(g),(h)
Term Loan
07/12/2024	0.000%	11,000	11,086
Hyland Software, Inc.(b),(g),(h)
Tranche 1 1st Lien Term Loan
07/01/2022	4.476%	13,798	13,953
Kronos, Inc.(b),(g)
2nd Lien Term Loan
11/01/2024	9.561%	33,000	34,210
Misys Ltd.(b),(g)
1st Lien Term Loan
06/13/2024	4.736%	34,673	34,943

Columbia Multi-Asset Income Fund | Quarterly Report 2017	15

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
2nd Lien Term Loan
06/13/2025	8.459%	12,971	13,309
Total			128,547
Total Senior Loans (Cost $227,196)			231,072

U.S. Treasury Obligations 2.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/15/2029	5.250%	224,000	288,940
02/15/2031	5.375%	24,000	32,175
02/15/2036	4.500%	57,000	73,126
02/15/2038	4.375%	30,000	37,953
02/15/2039	3.500%	236,000	264,735
11/15/2039	4.375%	284,000	359,495
02/15/2041	4.750%	23,000	30,743
08/15/2042	2.750%	527,000	516,574
05/15/2043	2.875%	361,000	361,110
05/15/2044	3.375%	419,000	458,595
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/15/2044	3.125%	163,000	170,550
11/15/2044	3.000%	163,000	166,588
02/15/2045	2.500%	94,000	86,871
02/15/2046	2.500%	840,000	773,814
08/15/2046	2.250%	34,000	29,595
11/15/2046	2.875%	20,000	19,888
02/15/2047	3.000%	65,000	66,279
Total U.S. Treasury Obligations (Cost $3,993,856)			3,737,031

Money Market Funds 5.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.137%(i),(j)	6,897,469	6,897,469
Total Money Market Funds (Cost $6,897,167)		6,897,469
Total Investments (Cost: $131,510,917)		132,728,698
Other Assets & Liabilities, Net		839,491
Net Assets		133,568,189

At July 31, 2017, securities and/or cash totaling $343,400 were pledged as collateral.
Futures contracts outstanding at July 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
S&P 500 E-mini	42	USD	5,182,800	09/2017	83,056	—
U.S. Treasury 10-Year Note	68	USD	8,560,563	09/2017	3,588	—
U.S. Ultra Bond	24	USD	3,948,000	09/2017	48,459	—
Total			17,691,363		135,103	—
Credit default swap contracts outstanding at July 31, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX Emerging Markets Index, Series 27	6/20/2022	1.000	USD	5,250,000	212,829	(6,125)	259,948	—	—	(53,244)
16	Columbia Multi-Asset Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2017, the value of these securities amounted to $66,964,611, which represents 50.14% of net assets.
(b)	Variable rate security.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2017, the value of these securities amounted to $1,428,181, which represents 1.07% of net assets.
(d)	Represents a security purchased on a when-issued basis.
(e)	Principal and interest may not be guaranteed by the government.
(f)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(g)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of July 31, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(h)	Represents a security purchased on a forward commitment basis.
(i)	The rate shown is the seven-day current annualized yield at July 31, 2017.
(j)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.137%	7,735,482	19,467,119	(20,305,132)	6,897,469	(123)	19,226	6,897,469
Abbreviation Legend
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At July 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
131,511,000	4,163,000	(2,945,000)	1,218,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Columbia Multi-Asset Income Fund | Quarterly Report 2017	17

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	1,832,376	500,000	—	2,332,376
Commercial Mortgage-Backed Securities - Non-Agency	—	1,085,827	—	—	1,085,827
Common Stocks
Consumer Discretionary	300,789	25,165	—	—	325,954
Consumer Staples	711,602	122,261	—	—	833,863
Energy	1,583,924	258,330	—	—	1,842,254
Financials	231,276	—	—	—	231,276
Health Care	615,712	124,636	—	—	740,348
Industrials	99,963	32,134	—	—	132,097
Information Technology	791,987	67,287	—	—	859,274
Materials	353,941	—	—	—	353,941
Real Estate	4,417,020	—	—	—	4,417,020
Telecommunication Services	580,604	63,231	—	—	643,835
Utilities	566,229	75,579	—	—	641,808
Total Common Stocks	10,253,047	768,623	—	—	11,021,670
Corporate Bonds & Notes	—	31,880,046	—	—	31,880,046
Equity-Linked Notes	—	26,848,222	—	—	26,848,222
18	Columbia Multi-Asset Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Exchange-Traded Funds	16,932,598	—	—	—	16,932,598
Foreign Government Obligations	—	15,264,692	—	—	15,264,692
Limited Partnerships
Energy	4,668,716	—	—	—	4,668,716
Utilities	318,282	—	—	—	318,282
Total Limited Partnerships	4,986,998	—	—	—	4,986,998
Residential Mortgage-Backed Securities - Agency	—	2,407,525	—	—	2,407,525
Residential Mortgage-Backed Securities - Non-Agency	—	8,174,991	928,181	—	9,103,172
Senior Loans	—	231,072	—	—	231,072
U.S. Treasury Obligations	3,737,031	—	—	—	3,737,031
Money Market Funds	—	—	—	6,897,469	6,897,469
Total Investments	35,909,674	88,493,374	1,428,181	6,897,469	132,728,698
Derivatives
Asset
Futures Contracts	135,103	—	—	—	135,103
Liability
Swap Contracts	—	(53,244)	—	—	(53,244)
Total	36,044,777	88,440,130	1,428,181	6,897,469	132,810,557
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 04/30/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 07/31/2017 ($)
Asset-Backed Securities — Non-Agency	–	–	–	7,000	493,000	–	–	–	500,000
Residential Mortgage-Backed Securities — Non-Agency	745,294	–	–	–	499,965	(71,784)	–	(245,294)	928,181
Total	745,294	–	–	7,000	992,965	(71,784)	–	(245,294)	1,428,181
(a) Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2017 was $7,000, which is comprised of Asset-Backed Securities — Non-Agency of $7,000.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Columbia Multi-Asset Income Fund | Quarterly Report 2017	19

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 21, 2017